UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF and Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 627-7000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2016

Item 1:	Report(s) to Shareholders.

Semiannual report dated August 31, 2016, enclosed.
Schwab U.S. REIT ETF™

This wrapper is not part of the shareholder report.

Schwab U.S. REIT ETF
Semiannual Report
August 31, 2016

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedule of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 6 Months Ended August 31, 2016
Schwab U.S. REIT ETF (Ticker Symbol: SCHH)
Market Price Return[1]	17.33%
NAV Return[1]	17.30%
Dow Jones U.S. Select REIT Index	17.40%
ETF Category: Morningstar Real Estate[2]	19.46%
Performance Details	page 7
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks are subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Select REIT Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
2Schwab U.S. REIT ETF

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.
Dear Shareholder,
Investors’ search for yield and cheap financing buoyed commercial real estate prices in recent months, helping the Schwab U.S. REIT ETF (the fund) generate a double-digit return of 17.3% for the six-month reporting period ended August 31, 2016. After raising the federal funds rate in December 2015, the Federal Reserve continued to push back its timeframe for further rate increases during the reporting period as economic data underwhelmed and inflation remained subdued. The unexpected decision by the United Kingdom to leave the European Union in June contributed to the uncertain economic outlook, as well as to downward pressure on interest rates.
These factors translated into borrowing costs near record lows, helping to boost profits for real estate investment trusts (REITs) and generally making it cheaper to build new office buildings, warehouses, and other commercial projects. Low rates also prompted investors to search for yield in non-traditional asset classes such as real estate. In addition, as of September 1, 2016, Standard & Poor’s Dow Jones Indices and MSCI began to categorize real estate securities in their own sector, where before they were grouped in with Financials. While this change does not affect the structure of the fund, it does have the potential to increase understanding and visibility of REITs and real estate investments overall. Many believe the new classification will help investors focus on the differentiated performance of real estate and financial services companies, as the latter group has been held back recently by the low-rate environment.
At Charles Schwab Investment Management, we believe that real estate may be a valuable addition to an investor’s portfolio, as it may complement the
Asset Class Performance Comparison % returns during the six months ended 8/31/2016

For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab U.S. REIT ETF3

From the President continued

Investors’ search for yield and cheap financing buoyed commercial real estate prices in recent months, helping the Schwab U.S. REIT ETF (the fund) generate a double-digit return of 17.3% for the six-month reporting period ended August 31, 2016.

traditional mix of stocks, bonds, and other investment options. REITs invest in a wide range of commercial properties, such as office complexes, apartment buildings, shopping malls, hotels, and even different forms of “property” such as data storage. The fund may provide industry diversification in an investor’s portfolio and it does so in an ETF at one of the lowest operating expense ratios in the industry. We recognize that investor dollars that go toward paying fees are dollars that aren’t being invested, which is why we are committed to providing our shareholders with low-cost funds that help their investment dollars go further.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab U.S. REIT ETF, please continue reading this report, or you can find further details about the fund by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
4Schwab U.S. REIT ETF

The Investment Environment
Over the six-month reporting period ended August 31, 2016, the U.S. economy showed signs of strength even as market volatility and uncertainty continued across the globe. The S&P 500® Index, a bellwether for the overall U.S. stock market, returned 13.60%, while the MSCI EAFE Index (Net), a broad measure of developed international equity performance, and the MSCI Emerging Markets (Net) Index, returned 10.35% and 22.69%, respectively. Many real estate markets also generated positive returns, and outperformed the broader U.S. stock market over the six-month reporting period. The Dow Jones U.S. Select REIT Index returned 17.40%, and the FTSE EPRA/NAREIT Global Index (Net), representing general trends in eligible real estate securities worldwide, returned 16.42%.
U.S. economic data was relatively strong over the six-month reporting period. New housing starts and disposable personal income generally trended upward, while U.S. real gross domestic product continued to grow and consumer spending rose in April, May, June and July. Though U.S. retail sales numbers declined in the last three months of the reporting period, U.S. e-commerce sales increased during the six months. As internet retail companies need warehouses to store their goods, the positive trend in e-commerce supported the performance of REITs that own industrial space. Toward the end of the reporting period, some economic data came in below expectations, including the August nonfarm payroll numbers. However, despite these uneven measurements, the relatively stable U.S. economy supported real estate market fundamentals overall, and contributed to the performance of U.S. REITs.
During the six-month reporting period, uncertainty continued surrounding U.S. short-term interest rate policy. The Federal Reserve (Fed) left the federal funds rate unchanged at meetings in March, April, and June as concerns remained about lackluster global growth and the durability of the U.S. economic recovery, as well as continued muted inflation. The pace of future short-term interest rate increases was further complicated by the United Kingdom’s decision in late June to leave the European Union, also known as Brexit, while inconsistent labor numbers also played a role. Though the Fed again left rates unchanged at its final meeting of the reporting period in July, Fed officials noted that they believed the near-term risks to the economy had receded, increasing the chances of a rate hike by the end of 2016. These continued low interest rates in the U.S. helped the performances of many dividend-paying investments (including REITs), as many investors sought potentially higher returns than those generated by fixed-income instruments such as bonds.
Over the six-month reporting period, most U.S. REITs performed well amid solid property fundamentals and strong demand. Within the Dow Jones U.S. Select REIT Index, Industrial REITs generated one of the best performances for the six months, driven by double-digit returns for all REITs in this subindustry. Industrial REITs are less sensitive to interest rates and have benefitted from the continued growth of e-commerce. Even in a slowly growing economy with heightened market volatility, Industrial REITs experienced strong demand and occupancy levels near all-time highs. In comparison, Specialized REITs, which include self-storage REITs, had the only negative returns in the Dow Jones U.S. Select REIT Index. After being a top performer for several years, some Specialized REITs have experienced a recent slowdown in growth, contributing to this subindustry’s underperformance.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab U.S. REIT ETF5

Fund Management
Agnes Hong, CFA, Vice President and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.
6Schwab U.S. REIT ETF

Schwab U.S. REIT ETF
Performance and Fund Facts as of 08/31/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. REIT ETF (1/13/11)
Market Price Return[2]	17.33%	23.97%	13.25%	12.97%
NAV Return[2]	17.30%	24.03%	13.22%	12.97%
Dow Jones U.S. Select REIT Index	17.40%	24.23%	13.36%	13.12%
ETF Category: Morningstar Real Estate[3]	19.46%	23.53%	12.60%	11.80%
Fund Expense Ratio4: 0.07%

Statistics
Number of Holdings	101
Weighted Average Market Cap (millions)	$19,880
Price/Earnings Ratio (P/E)	43.1
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate[5,6]	5%
Sector Weightings % of Investments
Retail REITs	26.2%
Residential REITs	18.9%
Office REITs	15.6%
Health Care REITs	12.7%
Specialized REITs	10.5%
Industrial REITs	7.3%
Hotel & Resort REITs	5.9%
Diversified REITs	2.8%
Other	0.1%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Simon Property Group, Inc.	10.0%
Public Storage	4.9%
Prologis, Inc.	4.2%
Welltower, Inc.	4.1%
Ventas, Inc.	3.7%
AvalonBay Communities, Inc.	3.6%
Equity Residential	3.5%
Boston Properties, Inc.	3.2%
Vornado Realty Trust	2.8%
HCP, Inc.	2.7%
Total	42.7%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks may be subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities, and an investment in the fund will be closely linked to the performance of the real estate markets.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Select REIT Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
Schwab U.S. REIT ETF7

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2016 and held through August 31, 2016.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 3/1/16	Ending Account Value (Net of Expenses) at 8/31/16	Expenses Paid During Period[2] 3/1/16–8/31/16
Schwab U.S. REIT ETF
Actual Return	0.07%	$1,000.00	$ 1,173.00	$0.38
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
8Schwab U.S. REIT ETF

Schwab U.S. REIT ETF
Financial Statements
Financial Highlights
	3/1/16– 8/31/16*	3/1/15– 2/29/16	3/1/14– 2/28/15	3/1/13– 2/28/14	3/1/12– 2/28/13	3/1/11– 2/29/12
Per-Share Data
Net asset value at beginning of period	$37.71	$40.04	$33.06	$31.96	$28.30	$27.28
Income (loss) from investment operations:
Net investment income (loss)	0.88 [1]	1.03 [1]	0.92	0.80	0.72	0.65
Net realized and unrealized gains (losses)	5.61	(2.38)	6.91	1.08	3.71	0.98
Total from investment operations	6.49	(1.35)	7.83	1.88	4.43	1.63
Less distributions:
Distributions from net investment income	(0.42)	(0.98)	(0.85)	(0.78)	(0.77)	(0.61)
Net asset value at end of period	$43.78	$37.71	$40.04	$33.06	$31.96	$28.30
Total return	17.30% [2]	(3.41%)	24.04%	6.08%	15.83%	6.15%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07% [3]	0.07%	0.07%	0.07%	0.10% [4]	0.13%
Net investment income (loss)	4.15% [3]	2.70%	2.56%	2.52%	2.43%	2.50%
Portfolio turnover rate[5]	5% [2]	12%	15%	11%	7%	5%
Net assets, end of period (x 1,000)	$2,852,537	$1,823,208	$1,269,306	$790,052	$466,567	$277,370

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/28/13 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    9

Schwab U.S. REIT ETF
Portfolio Holdings  as of August 31, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.9%	Common Stock	2,501,042,278	2,848,811,975
0.1%	Other Investment Companies	4,175,912	4,201,445
100.0%	Total Investments	2,505,218,190	2,853,013,420
(0.0%)	Other Assets and Liabilities, Net		(476,683)
100.0%	Net Assets		2,852,536,737

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets
Diversified REITs 2.8%
Cousins Properties, Inc.	802,570	8,844,321
First Potomac Realty Trust	248,419	2,501,579
Forest City Realty Trust, Inc., Class A	932,570	22,064,606
Liberty Property Trust	626,592	25,834,388
PS Business Parks, Inc.	86,343	9,565,078
Washington Real Estate Investment Trust	314,232	10,212,540
		79,022,512
Health Care REITs 12.7%
Care Capital Properties, Inc.	362,700	10,877,373
HCP, Inc.	1,974,675	77,663,968
Healthcare Realty Trust, Inc.	500,272	17,539,536
LTC Properties, Inc.	161,773	8,399,254
Senior Housing Properties Trust	989,171	22,098,080
Universal Health Realty Income Trust	56,870	3,502,623
Ventas, Inc.	1,442,868	104,853,218
Welltower, Inc.	1,519,904	116,652,632
		361,586,684
Hotel & Resort REITs 5.9%
Apple Hospitality REIT, Inc.	633,709	12,433,371
Ashford Hospitality Prime, Inc.	107,478	1,666,984
Ashford Hospitality Trust, Inc.	472,849	3,295,758
DiamondRock Hospitality Co.	851,394	9,016,262
FelCor Lodging Trust, Inc.	522,456	3,714,662
Hersha Hospitality Trust	202,265	3,952,258
Hospitality Properties Trust	718,254	21,899,565
Host Hotels & Resorts, Inc.	3,140,352	55,961,073
LaSalle Hotel Properties	480,807	13,491,444
Pebblebrook Hotel Trust	304,810	9,156,492
RLJ Lodging Trust	543,299	12,680,599
Security	Number of Shares	Value ($)
Sunstone Hotel Investors, Inc.	944,852	13,123,994
Xenia Hotels & Resorts, Inc.	414,836	6,985,838
		167,378,300
Industrial REITs 7.3%
DCT Industrial Trust, Inc.	386,496	18,826,220
Duke Realty Corp.	1,459,027	41,027,839
EastGroup Properties, Inc.	136,296	10,001,401
First Industrial Realty Trust, Inc.	490,087	14,099,803
Prologis, Inc.	2,246,638	119,318,944
Rexford Industrial Realty, Inc.	280,308	6,259,278
		209,533,485
Office REITs 15.6%
Alexandria Real Estate Equities, Inc.	336,536	37,049,248
Boston Properties, Inc.	657,146	92,085,869
Brandywine Realty Trust	762,730	12,302,835
Columbia Property Trust, Inc.	489,844	11,550,522
Corporate Office Properties Trust	413,971	11,806,453
Douglas Emmett, Inc.	602,624	22,634,558
Equity Commonwealth *	545,577	17,071,104
Franklin Street Properties Corp.	435,044	5,464,153
Highwoods Properties, Inc.	417,233	22,130,038
Hudson Pacific Properties, Inc.	450,083	15,064,278
Kilroy Realty Corp.	395,240	28,706,281
Mack-Cali Realty Corp.	392,811	10,904,433
New York REIT, Inc.	643,012	6,211,496
Parkway Properties, Inc.	323,211	5,817,798
Piedmont Office Realty Trust, Inc., Class A	622,654	13,455,553
SL Green Realty Corp.	419,649	49,401,080
Tier REIT, Inc.	220,450	3,531,609
Vornado Realty Trust	758,681	78,379,334
		443,566,642
Residential REITs 18.9%
American Campus Communities, Inc.	551,505	27,635,916
American Homes 4 Rent, Class A	753,502	16,479,089
Apartment Investment & Management Co., Class A	668,057	30,182,815
AvalonBay Communities, Inc.	585,865	102,532,234
Camden Property Trust	373,678	32,797,718
Colony Starwood Homes	158,150	4,902,650
Education Realty Trust, Inc.	304,343	13,789,781
Equity LifeStyle Properties, Inc.	343,611	26,640,161
Equity Residential	1,553,086	100,748,689
Essex Property Trust, Inc.	279,883	63,561,429
Mid-America Apartment Communities, Inc.	323,458	30,401,817
Monogram Residential Trust, Inc.	658,930	6,931,944
NexPoint Residential Trust, Inc.	87,580	1,831,298
Post Properties, Inc.	228,596	15,151,343
Silver Bay Realty Trust Corp.	155,318	2,955,701
Sun Communities, Inc.	273,112	20,898,530
UDR, Inc.	1,139,258	41,218,354
		538,659,469

10    See financial notes

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Retail REITs 26.2%
Acadia Realty Trust	319,348	11,796,715
Brixmor Property Group, Inc.	1,114,065	31,817,696
CBL & Associates Properties, Inc.	584,599	8,342,228
Cedar Realty Trust, Inc.	318,470	2,410,818
DDR Corp.	1,285,022	24,299,766
Equity One, Inc.	389,047	12,076,019
Federal Realty Investment Trust	303,079	48,189,561
General Growth Properties, Inc.	2,483,675	72,374,290
Kimco Realty Corp.	1,790,531	53,805,457
Kite Realty Group Trust	351,540	10,152,475
Pennsylvania Real Estate Investment Trust	297,827	7,472,479
Ramco-Gershenson Properties Trust	336,533	6,538,836
Regency Centers Corp.	447,731	36,060,255
Retail Opportunity Investments Corp.	465,439	10,383,944
Saul Centers, Inc.	49,954	3,310,951
Seritage Growth Properties, Class A (a)	62,050	2,761,225
Simon Property Group, Inc.	1,321,396	284,721,196
Tanger Factory Outlet Centers, Inc.	405,709	16,488,014
Taubman Centers, Inc.	253,823	19,714,432
The Macerich Co.	538,400	44,089,576
Urban Edge Properties	377,115	10,808,116
Washington Prime Group, Inc.	765,180	10,513,573
Weingarten Realty Investors	493,291	20,348,254
		748,475,876
Specialized REITs 10.5%
CubeSmart	732,614	20,168,863
Digital Realty Trust, Inc.	629,859	62,412,728
DuPont Fabros Technology, Inc.	323,674	13,723,778
Extra Space Storage, Inc.	527,159	42,462,658
Life Storage, Inc.	204,724	18,425,160
National Storage Affiliates Trust	156,884	3,186,314
Public Storage	626,103	140,209,506
		300,589,007
Total Common Stock
(Cost $2,501,042,278)		2,848,811,975
Security	Number of Shares	Value ($)
Other Investment Companies 0.1% of net assets
Equity Fund 0.1%
SPDR Dow Jones REIT ETF	25,400	2,545,588
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.26% (b)	212,857	212,857
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.32% (b)	1,443,000	1,443,000
Total Other Investment Companies
(Cost $4,175,912)		4,201,445

End of Investments

At 08/31/16, the tax basis cost of the fund's investments was $2,507,799,443 and the unrealized appreciation and depreciation were $356,213,240 and ($10,999,263), respectively, with a net unrealized appreciation of $345,213,977.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,388,400.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,848,811,975	$—	$—	$2,848,811,975
Other Investment Companies[1]	4,201,445	—	—	4,201,445
Total	$2,853,013,420	$—	$—	$2,853,013,420
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2016.
See financial notes    11

Statement of
Assets and Liabilities
As of August 31, 2016; unaudited
Assets
Investments, at value (cost $2,503,775,190) including securities on loan of $1,388,400		$2,851,570,420
Collateral invested for securities on loan, at value (cost $1,443,000)	+	1,443,000
Total investments, at value (cost $2,505,218,190)		2,853,013,420
Receivables:
Fund shares sold		6,570,647
Dividends		1,117,960
Income from securities on loan	+	1,976
Total assets		2,860,704,003
Liabilities
Collateral held for securities on loan		1,443,000
Payables:
Investments bought		6,556,037
Investment adviser fees	+	168,229
Total liabilities		8,167,266
Net Assets
Total assets		2,860,704,003
Total liabilities	–	8,167,266
Net assets		$2,852,536,737
Net Assets by Source
Capital received from investors		2,483,617,290
Net investment income not yet distributed		32,775,645
Net realized capital losses		(11,651,428)
Net unrealized capital appreciation		347,795,230

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,852,536,737		65,150,000		$43.78

12    See financial notes

Schwab U.S. REIT ETF
Statement of
Operations
For the period March 1, 2016 through August 31, 2016; unaudited
Investment Income
Dividends		$49,929,230
Securities on loan	+	38,537
Total investment income		49,967,767
Expenses
Investment adviser fees		829,485
Total expenses	–	829,485
Net investment income		49,138,282
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(10,946,483)
Net realized gains on in-kind redemptions	+	2,111,517
Net realized losses		(8,834,966)
Net change in unrealized appreciation (depreciation) on investments	+	301,919,674
Net realized and unrealized gains		293,084,708
Increase in net assets resulting from operations		$342,222,990
See financial notes    13

Schwab U.S. REIT ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/16-8/31/16		3/1/15-2/29/16
Net investment income		$49,138,282	$42,924,967
Net realized gains (losses)		(8,834,966)	44,259,722
Net change in unrealized appreciation (depreciation)	+	301,919,674	(139,593,710)
Increase (decrease) in net assets resulting from operations		342,222,990	(52,409,021)
Distributions to Shareholders
Distributions from net investment income		($22,680,635)	($40,950,395)

Transactions in Fund Shares
		3/1/16-8/31/16		3/1/15-2/29/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		17,150,000	$724,497,110	22,700,000	$876,203,124
Shares redeemed	+	(350,000)	(14,710,288)	(6,050,000)	(228,941,698)
Net transactions in fund shares		16,800,000	$709,786,822	16,650,000	$647,261,426
Shares Outstanding and Net Assets
		3/1/16-8/31/16		3/1/15-2/29/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		48,350,000	$1,823,207,560	31,700,000	$1,269,305,550
Total increase	+	16,800,000	1,029,329,177	16,650,000	553,902,010
End of period		65,150,000	$2,852,536,737	48,350,000	$1,823,207,560
Net investment income not yet distributed			$32,775,645		$6,317,998
14    See financial notes

Schwab U.S. REIT ETF
Financial Notes, unaudited
1. Business Structure of the Fund:
Schwab U.S. REIT ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Schwab Strategic Trust (organized January 27, 2009)	Schwab Emerging Markets Equity ETF™
Schwab U.S. REIT ETF	Schwab U.S. TIPS ETF™
Schwab U.S. Broad Market ETF™	Schwab Short-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap ETF™	Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Growth ETF™	Schwab U.S. Aggregate Bond ETF™
Schwab U.S. Large-Cap Value ETF™	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Mid-Cap ETF™	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Small-Cap ETF™	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Dividend Equity ETF™	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF™	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF™	Schwab Fundamental Emerging Markets Large Company Index ETF

The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in certain other investment companies (underlying funds). For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is
15

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAV, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
16

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The levels associated with valuing the fund's investments as of August 31, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Securities Lending: Under the trust's Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreements. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of August 31, 2016, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2016, if any, are disclosed in the fund's Portfolio Holdings. The value of the securities on loan and investment of cash collateral are also disclosed in the fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Real Estate Investment Trusts:
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital or realized gains, are recorded as a reduction to the cost of the individual REITs or realized gains on investments, respectively.
(e) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(f) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of the fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
17

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(g) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund's organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Stock and bond markets and the values of securities held by the fund rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that the investors could lose money.
Investment Style Risk. The fund is not actively managed. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund’s performance may be below that of its respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Large-Cap Risk. The fund will invest in large-cap segments of the U.S. stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments—mid- or small-cap stocks, for instance—the fund’s large-cap holdings could reduce performance.
Small- and Mid-Cap Risk. Even larger REITs and other real estate companies may be small- to medium- sized companies in relation to the equity markets as a whole. Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when small- and mid-cap stocks fall behind other types of investments—bonds or large-cap stocks, for instance—the fund’s small- and mid-cap holdings could reduce performance.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows,
18

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.
Real Estate Investment Risk. Due to the composition of the index, the fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of the fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The principal types of derivatives used by the fund are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, market risk and liquidity risk, are discussed elsewhere.
The fund’s use of derivatives is also subject to credit risk, lack-of-availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack-of-availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. The fund's use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Concentration Risk. To the extent that the fund's or the index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of the fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market. The market price of the fund shares may deviate, sometimes significantly, from NAV during periods of market volatility.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.
19

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
For its advisory services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.07% of the fund's average daily net assets.
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of the fund that are owned by other Schwab funds as of August 31, 2016.

Schwab VIT Balanced Portfolio	0.1%
Schwab VIT Balanced with Growth Portfolio	0.3%
Schwab VIT Growth Portfolio	0.3%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.0%*
Schwab Target 2025 Index Fund	0.0%*
Schwab Target 2030 Index Fund	0.0%*
Schwab Target 2035 Index Fund	0.0%*
Schwab Target 2040 Index Fund	0.0%*
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab Target 2055 Index Fund	0.0%*
Schwab Target 2060 Index Fund	0.0%*
*	Less than 0.05%
The fund may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2016, the fund's total aggregate security transactions with other Schwab funds was $8,448,210 and includes realized gains (losses) of ($604,665).
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.
5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.
State Street Bank and Trust Company (State Street) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares.
State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.
6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
20

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)
7. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
8. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2016, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab U.S. REIT ETF	$156,785,535	$127,438,865
9. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended August 31, 2016 were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. REIT ETF	$714,816,971	$8,097,148
For the period ended August 31, 2016, the fund realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund's tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2016 are disclosed in the fund's Statement of Operations, if any.
10. Federal Income Taxes
As of February 29, 2016, the fund had no capital loss carryforwards.
As of February 29, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund's financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 29, 2016, the fund did not incur any interest or penalties.
11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (Board or Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreement (Agreement) between Schwab Strategic Trust (Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. REIT ETF (Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on May 9, 2016 and June 1, 2016, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other exchange-traded funds and relevant indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the Trustees considered the composition of the peer category

22

and the selection criteria. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees noted that the Fund’s operating expense ratio was well below the average operating expense ratio charged by other funds in its peer group. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders by way of the relatively low advisory fee and unitary fee structure of the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
23

Trustees and Officers
The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
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Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones U.S. Select REIT Index  A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA/NAREIT Global Index  An index that is designed to provide a diverse representation of publicly traded equity REITs and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index constituents are from developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not residents in the same country as the remitting company and who do not benefit from double taxation treaties. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
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outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
real estate investment trust (REIT)  Real estate companies that own and commonly operate income producing commercial and/or residential real estate.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
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Notes

Notes

Notes

Schwab ETFs™ are designed to be low-cost, diversified investments which follow broad market indices and provide exposure to specific segments of the market. These ETFs can serve as part of the foundation of a diversified portfolio. The list to the right shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.csimfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.
Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. TIPS ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Aggregate Bond ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
    Index ETF
*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-877-824-5615
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR63740-05
00179041

Semiannual report dated August 31, 2016, enclosed.
Schwab Fundamental Index* ETFs

Schwab Fundamental
U.S. Broad Market Index ETF
Schwab Fundamental
U.S. Large Company Index ETF
Schwab Fundamental
U.S. Small Company Index ETF
Schwab Fundamental
International Large Company
Index ETF
Schwab Fundamental
International Small Company
Index ETF
Schwab Fundamental
Emerging Markets Large
Company Index ETF
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This wrapper is not part of the shareholder report.

Schwab Fundamental Index* ETFs
Semiannual Report
August 31, 2016
Schwab Fundamental
U.S. Broad Market Index ETF
Schwab Fundamental
U.S. Large Company Index ETF
Schwab Fundamental
U.S. Small Company Index ETF
Schwab Fundamental
International Large Company
Index ETF
Schwab Fundamental
International Small Company
Index ETF
Schwab Fundamental
Emerging Markets Large
Company Index ETF
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 6 Months Ended August 31, 2016
Schwab Fundamental U.S. Broad Market Index ETF (Ticker Symbol: FNDB)
Market Price Return[1]	14.22%
NAV Return[1]	14.44%
Russell Fundamental U.S. Index	14.57%
ETF Category: Morningstar Large Value[2]	14.17%
Performance Details	page 7

Schwab Fundamental U.S. Large Company Index ETF (Ticker Symbol: FNDX)
Market Price Return[1]	14.21%
NAV Return[1]	14.13%
Russell Fundamental U.S. Large Company Index	14.23%
ETF Category: Morningstar Large Value[2]	14.17%
Performance Details	page 8

Schwab Fundamental U.S. Small Company Index ETF (Ticker Symbol: FNDA)
Market Price Return[1]	18.21%
NAV Return[1]	18.14%
Russell Fundamental U.S. Small Company Index	18.27%
ETF Category: Morningstar Small Blend[2]	18.10%
Performance Details	page 9
Total Returns for the 6 Months Ended August 31, 2016
Schwab Fundamental International Large Company Index ETF (Ticker Symbol: FNDF)
Market Price Return[1]	12.88%
NAV Return[1]	11.87%
Russell Fundamental Developed ex-U.S. Large Company Index (Net)*	11.84%
ETF Category: Morningstar Foreign Large Value[2]	12.62%
Performance Details	pages 10-11

Schwab Fundamental International Small Company Index ETF (Ticker Symbol: FNDC)
Market Price Return[1]	15.12%
NAV Return[1]	14.07%
Russell Fundamental Developed ex-U.S. Small Company Index (Net)*	14.12%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	11.36%
Performance Details	pages 12-13

Schwab Fundamental Emerging Markets Large Company Index ETF (Ticker Symbol: FNDE)
Market Price Return[1]	29.65%
NAV Return[1]	30.03%
Russell Fundamental Emerging Markets Large Company Index (Net)*	30.41%
ETF Category: Morningstar Diversified Emerging Markets[2]	20.06%
Performance Details	pages 14-15
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — each of the names identifying a Russell Fundamental Index is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the funds under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental Index ETFs are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the funds.
*	The total return cited for the index is calculated net of foreign withholding taxes.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
2Schwab Fundamental Index ETFs

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
Over the six-month reporting period ended August 31, 2016, the Schwab Fundamental Index ETFs (the funds) generated robust returns even as concerns mounted that the bull market for stocks wouldn’t extend for another year. For the period, each of the funds generally tracked their respective indexes and posted double-digit returns, led by the Schwab Fundamental Emerging Markets Large Company Index ETF which returned 29.7%.
Some investors may have failed to benefit from stocks’ rally in recent months because they pulled money out of the market. Investors withdrew over $50 billion from stock funds in the first half of the year before making July one of the worst months for stock fund outflows in six years. Coming into the reporting period, many investors were skeptical about the market’s ability to appreciate further, especially in light of mixed economic data in the U.S. and slowing growth abroad. In addition, the United Kingdom’s unexpected decision to exit the European Union (also known as Brexit), added a new degree of uncertainty. And yet, stocks trudged on, continuing to reach new records even as events such as Brexit caused temporary pullbacks. Many emerging markets have proven particularly resilient, as investors seemed to be attracted to companies based in faster-growing economies.
At Charles Schwab Investment Management, we believe it’s important for investors to stay on track with their long-term investing plans and ignore the noise created by news headlines. Timing the market, trying to move in or out
Asset Class Performance Comparison % returns during the 6 months ended 8/31/2016

Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Fundamental Index ETFs3

From the President continued

Over the six-month reporting period ended August 31, 2016, the Schwab Fundamental Index ETFs (the Funds) generated robust returns even as concerns mounted that the bull market for stocks wouldn’t extend for another year.

of investments based on predictions of where the market may move, is difficult for even the most seasoned professionals. And, moving in and out of the stock market means that you could miss out on some of the best days, which may exact a toll on returns.
We believe a more prudent approach is to ensure your investment portfolio is diversified. To help you, we offer a range of foundational products including cap-weighted and fundamentally weighted strategies, which tend to perform differently at different stages of an economic cycle. At the early to mid-stages of economic growth, cap-weighted strategies tend to perform better because they rely heavily on the biggest companies and more closely track the overall market. But in the late stages of an expansion, and even during recessions, fundamentally-weighted strategies that adjust weighting for factors such as adjusted sales, cash flow, and dividends plus buybacks, tend to outperform the market as investors focus on companies that are attractively valued.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Fundamental Index ETFs, please continue reading this report, or you can find further details about the funds by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,

4Schwab Fundamental Index ETFs

The Investment Environment
Over the six-month reporting period ended August 31, 2016, most stock markets generated positive returns. The U.S. economy showed renewed signs of strength, an unchanged federal funds rate provided a tailwind to many emerging markets, and concerns lessened surrounding the global effects of China’s economic slowdown and the United Kingdom’s (U.K.) decision to leave the European Union (also known as Brexit). The S&P 500® Index, a bellwether for the overall U.S. stock market, returned 13.60%, while the Russell 2000® Index, a U.S. small-cap company benchmark, returned 20.87%. Internationally, the MSCI EAFE Index (Net), a broad measure of developed international equity performance, returned 10.35%, and the MSCI Emerging Markets Index (Net) returned 22.69% for the six-month reporting period. For the same period, the Schwab Fundamental Index ETFs all generated positive returns and tracked their respective indices.
U.S. economic data was relatively strong over the six months. Disposable personal income trended upward, while U.S. real gross domestic product continued to grow over the reporting period. In July, consumer spending increased for the fourth month in a row, and in August, the Conference Board’s consumer-confidence index rose to the highest reading since September 2015. Though U.S. nonfarm payroll employment and U.S. manufacturing numbers dropped noticeably in May, both measurements rebounded in June and July. However, some disappointing figures were announced toward the end of the reporting period. In July, U.S. retails sales came in unchanged and U.S. producer prices fell, despite expectations of growth in both areas. A month later, August nonfarm payroll numbers came in slightly below expectations.
During the six-month reporting period, uncertainty continued surrounding U.S. short-term interest rate policy. The Federal Reserve (Fed) left the federal funds rate unchanged at meetings in March, April, and June as concerns remained about lackluster global growth, low inflation, and the stability of the U.S. economic recovery. The pace of potential future short-term interest rate increases was further complicated by inconsistent labor numbers, as well as by the results of the Brexit vote. This decision sent the British pound down by more than 7% and triggered a sharp selloff in global equities, especially in bank stocks. Though volatility persisted in the days that immediately followed, many stocks were able to rebound as the reporting period continued. With inconsistent economic data, the Fed again left rates unchanged at its final meeting of the reporting period in July, but Fed officials noted that they believed the near-term risks to the economy had receded, increasing the chances of a rate hike by the end of 2016.
While moves toward tighter monetary policy in the U.S. stalled over the reporting period, many other countries’ central banks maintained or increased accommodative policy measures to combat struggling economic growth and low inflation. The European Central Bank (ECB) expanded its bond purchase program and cut its deposit rate further into negative territory. The ECB also launched a plan to provide cheap funding for European banks, enabling these banks to increase lending to both companies and consumers. Meanwhile, the Bank of Japan expanded its quantitative easing program over the reporting period and maintained negative interest rates, following central bank interest rate policies in Switzerland, Sweden, and Denmark. In emerging markets, several central banks, including those in both Turkey and Indonesia, also attempted to fuel economic growth by decreasing key interest rates over the reporting period.
Over the six months, many emerging markets rebounded from negative performances in 2015. Diminishing concerns about China’s decelerating economy and increased demand for yield helped support emerging markets, as did an overall weaker U.S. dollar. Though oil prices remained volatile, a general upward trend until June and a rebound in August helped many oil-producing countries, including Russia and China, to rally over the reporting period.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Fundamental Index ETFs5

Fund Management
Agnes Hong, CFA, Vice President and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in Risk Management group as a risk analyst.
6Schwab Fundamental Index ETFs

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of 08/31/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Fundamental U.S. Broad Market Index ETF (8/15/13)
Market Price Return[2]	14.22%	12.95%	9.45%
NAV Return[2]	14.44%	12.92%	9.43%
Russell Fundamental U.S. Index	14.57%	13.28%	9.77%
ETF Category: Morningstar Large Value[3]	14.17%	15.17%	9.72%
Fund Expense Ratio4: 0.32%

Statistics
Number of Holdings	1,400
Weighted Average Market Cap (millions)	$111,872
Price/Earnings Ratio (P/E)	39.0
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[5,6]	6%
Sector Weightings % of Investments
Information Technology	15.1%
Financials	14.3%
Energy	13.7%
Consumer Discretionary	12.1%
Industrials	11.4%
Consumer Staples	10.7%
Health Care	10.4%
Materials	4.2%
Utilities	4.2%
Telecommunication Services	3.7%
Other	0.2%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Exxon Mobil Corp.	4.1%
Chevron Corp.	2.5%
AT&T, Inc.	2.1%
Microsoft Corp.	1.7%
Apple, Inc.	1.7%
Wal-Mart Stores, Inc.	1.4%
International Business Machines Corp.	1.4%
The Procter & Gamble Co.	1.3%
Intel Corp.	1.2%
General Electric Co.	1.2%
Total	18.6%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — “Russell Fundamental U.S. Index” is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental U.S. Broad Market Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index ETFs7

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of 08/31/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Fundamental U.S. Large Company Index ETF (8/15/13)
Market Price Return[2]	14.21%	13.19%	9.49%
NAV Return[2]	14.13%	13.23%	9.48%
Russell Fundamental U.S. Large Company Index	14.23%	13.54%	9.83%
ETF Category: Morningstar Large Value[3]	14.17%	15.17%	9.72%
Fund Expense Ratio4: 0.32%

Statistics
Number of Holdings	650
Weighted Average Market Cap (millions)	$121,530
Price/Earnings Ratio (P/E)	37.5
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate[5,6]	6%
Sector Weightings % of Investments
Information Technology	15.2%
Energy	14.5%
Financials	13.5%
Consumer Discretionary	11.8%
Consumer Staples	11.2%
Health Care	10.8%
Industrials	10.6%
Utilities	4.2%
Telecommunication Services	4.0%
Materials	3.9%
Other	0.3%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Exxon Mobil Corp.	4.4%
Chevron Corp.	2.7%
AT&T, Inc.	2.3%
Microsoft Corp.	1.9%
Apple, Inc.	1.8%
Wal-Mart Stores, Inc.	1.6%
International Business Machines Corp.	1.5%
The Procter & Gamble Co.	1.4%
Intel Corp.	1.3%
General Electric Co.	1.3%
Total	20.2%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — “Russell Fundamental U.S. Large Company Index” is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental U.S. Large Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
8Schwab Fundamental Index ETFs

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of 08/31/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Fundamental U.S. Small Company Index ETF (8/15/13)
Market Price Return[2]	18.21%	10.40%	8.77%
NAV Return[2]	18.14%	10.48%	8.75%
Russell Fundamental U.S. Small Company Index	18.27%	10.73%	9.08%
ETF Category: Morningstar Small Blend[3]	18.10%	8.24%	7.00%
Fund Expense Ratio4: 0.32%

Statistics
Number of Holdings	873
Weighted Average Market Cap (millions)	$3,879
Price/Earnings Ratio (P/E)	94.2
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[5,6]	18%
Sector Weightings % of Investments
Financials	23.6%
Industrials	20.3%
Consumer Discretionary	15.1%
Information Technology	13.3%
Materials	7.2%
Health Care	5.6%
Energy	4.2%
Utilities	4.0%
Consumer Staples	3.8%
Telecommunication Services	1.0%
Other	1.9%
Total	100.0%
Top Equity Holdings % of Net Assets[7]
Cliffs Natural Resources, Inc.	0.9%
Advanced Micro Devices, Inc.	0.5%
WPX Energy, Inc.	0.4%
Popular, Inc.	0.4%
SPX Corp.	0.3%
Validus Holdings Ltd.	0.3%
Quad/Graphics, Inc.	0.3%
Edgewell Personal care Co.	0.3%
Copart, Inc.	0.3%
SkyWest, Inc.	0.3%
Total	4.0%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — “Russell Fundamental U.S. Small Company Index” is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental U.S. Small Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index ETFs9

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of 08/31/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Fundamental International Large Company Index ETF (8/15/13)
Market Price Return[2]	12.88%	1.01%	0.98%
NAV Return[2]	11.87%	0.53%	0.84%
Russell Fundamental Developed ex-U.S. Large Company Index (Net)	11.84%	0.61%	1.05%
ETF Category: Morningstar Foreign Large Value[3]	12.62%	1.95%	-0.18%
Fund Expense Ratio4: 0.32%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — “Russell Fundamental Developed ex-U.S. Large Company Index” is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental International Large Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
10Schwab Fundamental Index ETFs

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of 08/31/16 continued
Statistics
Number of Holdings	825
Weighted Average Market Cap (millions)	$52,866
Price/Earnings Ratio (P/E)	102.8
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate[1,2]	6%
Sector Weightings % of Investments
Financials	18.7%
Energy	13.6%
Industrials	13.1%
Consumer Discretionary	10.8%
Materials	10.5%
Consumer Staples	9.9%
Telecommunication Services	6.4%
Health Care	6.4%
Utilities	5.9%
Information Technology	4.1%
Other	0.6%
Total	100.0%
Top Equity Holdings % of Net Assets[3]
BP plc	2.4%
Total S.A.	1.9%
Royal Dutch Shell plc, A Shares	1.8%
Royal Dutch Shell plc, B Shares	1.6%
HSBC Holdings plc	1.2%
Nestle S.A. – Reg'd	1.2%
Banco Santander S.A.	1.2%
Toyota Motor Corp.	1.1%
Eni S.p.A.	0.9%
Vodafone Group plc	0.9%
Total	14.2%
Country Weightings % of Investments
Japan	21.8%
United Kingdom	15.6%
France	9.9%
Germany	9.2%
Canada	7.8%
Australia	6.3%
Switzerland	6.1%
Netherlands	5.7%
Spain	4.0%
Italy	3.0%
Other Countries	10.6%
Total	100.0%
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index ETFs11

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of 08/31/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Fundamental International Small Company Index ETF (8/15/13)
Market Price Return[2]	15.12%	8.51%	5.25%
NAV Return[2]	14.07%	8.42%	5.14%
Russell Fundamental Developed ex-U.S. Small Company Index (Net)	14.12%	8.81%	5.70%
ETF Category: Morningstar Foreign Small/Mid Blend[3]	11.36%	5.18%	4.63%
Fund Expense Ratio4: 0.46%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — “Russell Fundamental Developed ex-U.S. Small Company Index” is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental International Small Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
12Schwab Fundamental Index ETFs

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of 08/31/16 continued
Statistics
Number of Holdings	1,441
Weighted Average Market Cap (millions)	$3,201
Price/Earnings Ratio (P/E)	38.8
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate[1,2]	18%
Sector Weightings % of Investments
Industrials	23.8%
Consumer Discretionary	17.7%
Financials	15.3%
Materials	11.9%
Information Technology	9.6%
Consumer Staples	8.4%
Health Care	4.8%
Energy	3.8%
Utilities	2.0%
Telecommunication Services	1.2%
Other	1.5%
Total	100.0%
Top Equity Holdings % of Net Assets[3]
FamilyMart Co., Ltd.	0.5%
Waste Connection, Inc.	0.3%
Tokuyama Corp.	0.2%
DeNa Co., Ltd.	0.2%
IAMGOLD Corp.	0.2%
Serco Group plc	0.2%
OZ Minerals Ltd.	0.2%
Husqvarna AB, B shares	0.2%
Vedanta Resources plc	0.2%
Konami Holdings Corp.	0.2%
Total	2.4%
Country Weightings % of Investments
Japan	38.8%
United Kingdom	10.6%
Canada	8.2%
Australia	6.7%
Hong Kong	4.1%
France	3.8%
Germany	3.1%
Switzerland	2.9%
Other Countries	21.8%
Total	100.0%
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index ETFs13

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of 08/31/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Fundamental Emerging Markets Large Company Index ETF (8/15/13)
Market Price Return[2]	29.65%	17.37%	-1.46%
NAV Return[2]	30.03%	18.35%	-1.42%
Russell Fundamental Emerging Markets Large Company Index (Net)	30.41%	19.16%	-0.83%
ETF Category: Morningstar Diversified Emerging Markets[3]	20.06%	9.96%	-1.82%
Fund Expense Ratio4: 0.47%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — “Russell Fundamental Emerging Markets Large Company Index” is a joint trademark of Frank Russell Company (Russell) and Research Affiliates LLC (RA) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental Emerging Markets Large Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
14Schwab Fundamental Index ETFs

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of 08/31/16 continued
Statistics
Number of Holdings	295
Weighted Average Market Cap (millions)	$57,088
Price/Earnings Ratio (P/E)	35.5
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate[1,2]	8%
Sector Weightings % of Investments
Energy	25.1%
Financials	19.7%
Information Technology	16.8%
Materials	12.3%
Telecommunication Services	8.2%
Consumer Discretionary	5.5%
Utilities	4.0%
Consumer Staples	3.7%
Industrials	3.7%
Health Care	0.2%
Other	0.8%
Total	100.0%
Top Equity Holdings % of Net Assets[3]
Samsung Electronics Co., Ltd.	5.6%
Gazprom PAO	3.8%
Petroleo Brasileiro S.A.	3.1%
LUKOIL PJSC	2.9%
China Construction Bank Corp., H Shares	2.4%
Petroleo Brasileiro S.A.	2.2%
China Mobile Ltd.	2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.8%
Industrial & Commercial Bank of China Ltd., H Shares	1.8%
Itau Unibanco Holding S.A.	1.8%
Total	27.4%
Country Weightings % of Investments
Brazil	18.8%
Republic of Korea	17.9%
China	15.4%
Russia	12.3%
Taiwan	11.3%
South Africa	5.9%
India	4.0%
Mexico	2.9%
Other Countries	11.5%
Total	100.0%
Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index ETFs15

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2016 and held through August 31, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 3/1/16	Ending Account Value (Net of Expenses) at 8/31/16	Expenses Paid During Period[2] 3/1/16–8/31/16
Schwab Fundamental U.S. Broad Market Index ETF
Actual Return	0.32%	$1,000.00	$ 1,144.40	$ 1.73
Hypothetical 5% Return	0.32%	$1,000.00	$ 1,023.59	$ 1.63
Schwab Fundamental U.S. Large Company Index ETF
Actual Return	0.32%	$1,000.00	$ 1,141.30	$ 1.73
Hypothetical 5% Return	0.32%	$1,000.00	$ 1,023.59	$ 1.63
Schwab Fundamental U.S. Small Company Index ETF
Actual Return	0.32%	$1,000.00	$ 1,181.40	$ 1.76
Hypothetical 5% Return	0.32%	$1,000.00	$ 1,023.59	$ 1.63
Schwab Fundamental International Large Company Index ETF
Actual Return	0.32%	$1,000.00	$ 1,118.70	$ 1.71
Hypothetical 5% Return	0.32%	$1,000.00	$ 1,023.59	$ 1.63
Schwab Fundamental International Small Company Index ETF
Actual Return	0.46%	$1,000.00	$ 1,140.70	$2.48
Hypothetical 5% Return	0.46%	$1,000.00	$ 1,022.88	$ 2.35
Schwab Fundamental Emerging Markets Large Company Index ETF
Actual Return	0.46%	$1,000.00	$1,300.30	$ 2.67
Hypothetical 5% Return	0.46%	$1,000.00	$ 1,022.88	$ 2.35

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
16Schwab Fundamental Index ETFs

Schwab Fundamental U.S. Broad Market Index ETF
Financial Statements
Financial Highlights
	3/1/16– 8/31/16*	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$27.37	$30.54	$27.36	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.34 [2]	0.65 [2]	0.54	0.21
Net realized and unrealized gains (losses)	3.59	(3.18)	3.14	2.28
Total from investment operations	3.93	(2.53)	3.68	2.49
Less distributions:
Distributions from net investment income	(0.33)	(0.64)	(0.50)	(0.13)
Net asset value at end of period	$30.97	$27.37	$30.54	$27.36
Total return	14.44% [3]	(8.34%)	13.54%	9.99% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.32% [4]	0.32%	0.32%	0.32% [4]
Net investment income (loss)	2.28% [4]	2.23%	2.14%	2.11% [4]
Portfolio turnover rate[5]	6% [3]	12%	10%	5% [3]
Net assets, end of period (x 1,000)	$201,303	$166,985	$212,247	$58,823

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    17

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of August 31, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	190,432,272	200,601,950
0.0%	Rights	1,852	2,205
0.2%	Other Investment Companies	326,517	326,517
99.8%	Total Investments	190,760,641	200,930,672
0.2%	Other Assets and Liabilities, Net		372,189
100.0%	Net Assets		201,302,861

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.3%
Other Securities		1.3	2,583,061
Banks 4.9%
Bank of America Corp.	80,738	0.6	1,303,111
Citigroup, Inc.	27,920	0.7	1,332,901
JPMorgan Chase & Co.	34,127	1.1	2,303,572
Wells Fargo & Co.	34,232	0.9	1,738,985
Other Securities		1.6	3,174,645
		4.9	9,853,214
Capital Goods 8.4%
3M Co.	5,050	0.5	905,162
General Electric Co.	76,103	1.2	2,377,458
United Technologies Corp.	9,697	0.5	1,032,052
Other Securities		6.2	12,512,657
		8.4	16,827,329
Commercial & Professional Services 1.1%
Other Securities		1.1	2,130,150
Consumer Durables & Apparel 1.3%
Other Securities		1.3	2,611,770
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 1.9%
McDonald's Corp.	9,803	0.6	1,133,815
Other Securities		1.3	2,604,341
		1.9	3,738,156
Diversified Financials 4.0%
Berkshire Hathaway, Inc., Class B *	11,571	0.9	1,741,320
The Charles Schwab Corp. (a)	2,888	0.0	90,856
The Goldman Sachs Group, Inc.	5,982	0.5	1,013,710
Other Securities		2.6	5,238,333
		4.0	8,084,219
Energy 13.7%
Chevron Corp.	50,100	2.5	5,039,058
ConocoPhillips	40,219	0.8	1,650,990
Exxon Mobil Corp.	93,791	4.1	8,172,948
Occidental Petroleum Corp.	11,432	0.5	878,549
Phillips 66	13,647	0.5	1,070,607
Schlumberger Ltd.	13,564	0.5	1,071,556
Valero Energy Corp.	14,101	0.4	780,490
Other Securities		4.4	8,817,566
		13.7	27,481,764
Food & Staples Retailing 3.6%
Costco Wholesale Corp.	5,334	0.4	864,588
CVS Health Corp.	16,459	0.8	1,537,271
Wal-Mart Stores, Inc.	40,139	1.4	2,867,530
Other Securities		1.0	2,067,453
		3.6	7,336,842
Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	12,191	0.4	805,703
Archer-Daniels-Midland Co.	17,049	0.4	746,064
PepsiCo, Inc.	12,691	0.7	1,354,764
Philip Morris International, Inc.	16,802	0.8	1,679,024
The Coca-Cola Co.	29,935	0.6	1,300,077
Other Securities		2.0	4,040,702
		4.9	9,926,334
Health Care Equipment & Services 5.2%
Anthem, Inc.	6,849	0.4	856,673
UnitedHealth Group, Inc.	10,536	0.7	1,433,423
Other Securities		4.1	8,264,651
		5.2	10,554,747
Household & Personal Products 2.1%
The Procter & Gamble Co.	30,322	1.3	2,647,414
Other Securities		0.8	1,488,058
		2.1	4,135,472
Insurance 3.5%
American International Group, Inc.	17,150	0.5	1,026,084
The Travelers Cos., Inc.	7,280	0.4	864,209
Other Securities		2.6	5,180,208
		3.5	7,070,501

18    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Materials 4.2%
Other Securities		4.2	8,476,245
Media 2.9%
Comcast Corp., Class A	17,184	0.6	1,121,428
The Walt Disney Co.	10,283	0.5	971,332
Time Warner, Inc.	14,225	0.5	1,115,382
Other Securities		1.3	2,646,833
		2.9	5,854,975
Pharmaceuticals, Biotechnology & Life Sciences 5.1%
Amgen, Inc.	5,300	0.4	901,318
Johnson & Johnson	19,725	1.2	2,353,981
Merck & Co., Inc.	25,557	0.8	1,604,724
Pfizer, Inc.	63,040	1.1	2,193,792
Other Securities		1.6	3,274,767
		5.1	10,328,582
Real Estate 1.9%
Other Securities		1.9	3,906,137
Retailing 4.7%
Lowe's Cos., Inc.	11,812	0.4	904,327
Target Corp.	11,677	0.4	819,609
The Home Depot, Inc.	10,369	0.7	1,390,690
Other Securities		3.2	6,417,573
		4.7	9,532,199
Semiconductors & Semiconductor Equipment 2.9%
Intel Corp.	66,353	1.2	2,381,409
Other Securities		1.7	3,544,517
		2.9	5,925,926
Software & Services 7.1%
International Business Machines Corp.	17,395	1.4	2,763,718
Microsoft Corp.	59,342	1.7	3,409,791
Oracle Corp.	28,686	0.6	1,182,437
Other Securities		3.4	6,951,669
		7.1	14,307,615
Technology Hardware & Equipment 5.0%
Apple, Inc.	31,525	1.7	3,344,802
Cisco Systems, Inc.	48,136	0.7	1,513,396
HP, Inc.	85,506	0.6	1,228,721
Other Securities		2.0	3,982,087
		5.0	10,069,006
Telecommunication Services 3.7%
AT&T, Inc.	103,791	2.1	4,242,976
Verizon Communications, Inc.	44,683	1.2	2,338,261
Other Securities		0.4	898,131
		3.7	7,479,368
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.0%
Union Pacific Corp.	8,325	0.4	795,287
Other Securities		1.6	3,183,999
		2.0	3,979,286
Utilities 4.2%
Other Securities		4.2	8,409,052
Total Common Stock
(Cost $190,432,272)			200,601,950

Rights 0.0% of net assets
Telecommunication Services 0.0%
Other Securities		0.0	2,205
Total Rights
(Cost $1,852)			2,205

Other Investment Companies 0.2% of net assets
Money Market Fund 0.1%
Other Securities		0.1	96,467
Securities Lending Collateral 0.1%
Other Securities		0.1	230,050
Total Other Investment Companies
(Cost $326,517)			326,517

End of Investments.

At 08/31/16, the tax basis cost of the fund's investments was $190,781,064 and the unrealized appreciation and depreciation were $21,662,185 and ($11,512,577), respectively, with a net unrealized appreciation of $10,149,608.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $216,093.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $2,205 or 0.0% of net assets.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

See financial notes    19

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 08/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/16/16	4	433,900	2,305

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$200,601,950	$—	$—	$200,601,950
Rights [1]	—	—	2,205	2,205
Other Investment Companies[1]	326,517	—	—	326,517
Total	$200,928,467	$—	$2,205	$200,930,672
Other Financial Instruments
Futures Contracts[2]	$2,305	$—	$—	$2,305
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 29, 2016	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of August 31, 2016
Common Stock	$13,492	$—	($3,266)	$—	($10,226)	$—	$—	$—
Rights	1,574	—	631	—	—	—	—	2,205
Total	$15,066	$—	($2,635)	$—	($10,226)	$—	$—	$2,205
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 Investments held by the fund at August 31, 2016 was $631.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between any other Levels for the period ended August 31, 2016.
20    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of
Assets and Liabilities
As of August 31, 2016; unaudited
Assets
Investments in affiliated issuers, at value (cost $75,845)		$90,856
Investments in unaffiliated issuers, at value (cost $190,454,746) including securities on loan of $216,093		200,609,766
Collateral invested for securities on loan, at value (cost $230,050)	+	230,050
Total investments, at value (cost $190,760,641)		200,930,672
Cash		50,721
Deposit with broker for futures contracts		25,200
Receivables:
Dividends		580,706
Income from securities on loan	+	1,597
Total assets		201,588,896
Liabilities
Collateral held for securities on loan		230,050
Payables:
Investment adviser fees		54,845
Variation margin on futures contracts	+	1,140
Total liabilities		286,035
Net Assets
Total assets		201,588,896
Total liabilities	–	286,035
Net assets		$201,302,861
Net Assets by Source
Capital received from investors		191,948,752
Net investment income not yet distributed		908,359
Net realized capital losses		(1,726,586)
Net unrealized capital appreciation		10,172,336

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$201,302,861		6,500,001		$30.97

See financial notes    21

Schwab Fundamental U.S. Broad Market Index ETF
Statement of
Operations
For the period March 1, 2016 through August 31, 2016; unaudited
Investment Income
Dividends received from affiliated issuer		$398
Dividends received from unaffiliated issuers (net of foreign withholding tax of $501)		2,472,849
Securities on loan	+	10,246
Total investment income		2,483,493
Expenses
Investment adviser fees		305,350
Total expenses	–	305,350
Net investment income		2,178,143
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(770,419)
Net realized gains on futures contracts	+	66,025
Net realized losses		(704,394)
Net change in unrealized appreciation (depreciation) on affiliated issuer		18,073
Net change in unrealized appreciation (depreciation) on unaffiliated investments		23,077,038
Net change in unrealized appreciation (depreciation) on futures contracts	+	(10,338)
Net change in unrealized appreciation (depreciation)	+	23,084,773
Net realized and unrealized gains		22,380,379
Increase in net assets resulting from operations		$24,558,522
22    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/16-8/31/16		3/1/15-2/29/16
Net investment income		$2,178,143	$4,615,610
Net realized gains (losses)		(704,394)	5,430,716
Net change in unrealized appreciation (depreciation)	+	23,084,773	(28,543,145)
Increase (decrease) in net assets resulting from operations		24,558,522	(18,496,819)
Distributions to Shareholders
Distributions from net investment income		($2,056,310)	($4,591,356)

Transactions in Fund Shares
		3/1/16-8/31/16		3/1/15-2/29/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		400,000	$11,816,118	950,000	$28,644,349
Shares redeemed	+	—	—	(1,800,000)	(50,818,638)
Net transactions in fund shares		400,000	$11,816,118	(850,000)	($22,174,289)
Shares Outstanding and Net Assets
		3/1/16-8/31/16		3/1/15-2/29/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,100,001	$166,984,531	6,950,001	$212,246,995
Total increase or decrease	+	400,000	34,318,330	(850,000)	(45,262,464)
End of period		6,500,001	$201,302,861	6,100,001	$166,984,531
Net investment income not yet distributed			$908,359		$786,526
See financial notes    23

Schwab Fundamental U.S. Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/16– 8/31/16*	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$27.57	$30.55	$27.27	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.36 [2]	0.69 [2]	0.52	0.21
Net realized and unrealized gains (losses)	3.51	(3.10)	3.25	2.18
Total from investment operations	3.87	(2.41)	3.77	2.39
Less distributions:
Distributions from net investment income	(0.31)	(0.57)	(0.49)	(0.12)
Net asset value at end of period	$31.13	$27.57	$30.55	$27.27
Total return	14.13% [3]	(7.92%)	13.92%	9.59% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.32% [4]	0.32%	0.32%	0.32% [4]
Net investment income (loss)	2.37% [4]	2.39%	2.24%	2.20% [4]
Portfolio turnover rate[5]	6% [3]	11%	10%	6% [3]
Net assets, end of period (x 1,000)	$1,445,825	$893,389	$336,043	$72,259

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
24    See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	1,387,666,205	1,440,924,284
0.3%	Other Investment Companies	4,042,234	4,042,234
99.9%	Total Investments	1,391,708,439	1,444,966,518
0.1%	Other Assets and Liabilities, Net		858,374
100.0%	Net Assets		1,445,824,892

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.3%
Other Securities		1.3	18,798,581
Banks 4.8%
Bank of America Corp.	624,783	0.7	10,083,998
Citigroup, Inc.	218,593	0.7	10,435,630
JPMorgan Chase & Co.	268,545	1.3	18,126,787
Wells Fargo & Co.	269,641	0.9	13,697,763
Other Securities		1.2	17,838,742
		4.8	70,182,920
Capital Goods 8.0%
3M Co.	39,510	0.5	7,081,772
General Electric Co.	592,291	1.3	18,503,171
United Technologies Corp.	75,990	0.6	8,087,616
Other Securities		5.6	81,513,918
		8.0	115,186,477
Commercial & Professional Services 0.7%
Other Securities		0.7	9,882,912
Consumer Durables & Apparel 1.2%
Other Securities		1.2	16,922,286
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 1.6%
McDonald's Corp.	75,358	0.6	8,715,906
Other Securities		1.0	15,086,048
		1.6	23,801,954
Diversified Financials 4.0%
Berkshire Hathaway, Inc., Class B *	91,732	1.0	13,804,749
The Charles Schwab Corp. (a)	24,470	0.1	769,826
The Goldman Sachs Group, Inc.	45,392	0.5	7,692,128
Other Securities		2.4	34,945,184
		4.0	57,211,887
Energy 14.5%
Chevron Corp.	393,690	2.7	39,597,340
ConocoPhillips	315,695	0.9	12,959,280
Exxon Mobil Corp.	735,799	4.4	64,117,525
Occidental Petroleum Corp.	88,688	0.5	6,815,673
Phillips 66	106,583	0.6	8,361,436
Schlumberger Ltd.	104,662	0.6	8,268,298
Valero Energy Corp.	110,171	0.4	6,097,965
Other Securities		4.4	63,550,140
		14.5	209,767,657
Food & Staples Retailing 3.9%
Costco Wholesale Corp.	41,530	0.5	6,731,598
CVS Health Corp.	128,668	0.8	12,017,591
Wal-Mart Stores, Inc.	316,547	1.6	22,614,118
Other Securities		1.0	14,989,225
		3.9	56,352,532
Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	94,971	0.4	6,276,633
Archer-Daniels-Midland Co.	135,289	0.4	5,920,247
PepsiCo, Inc.	98,149	0.7	10,477,406
Philip Morris International, Inc.	129,174	0.9	12,908,358
The Coca-Cola Co.	235,734	0.7	10,237,928
Other Securities		2.0	28,536,507
		5.1	74,357,079
Health Care Equipment & Services 5.4%
Anthem, Inc.	53,625	0.5	6,707,415
UnitedHealth Group, Inc.	83,727	0.8	11,391,058
Other Securities		4.1	59,916,459
		5.4	78,014,932
Household & Personal Products 2.2%
The Procter & Gamble Co.	239,910	1.5	20,946,542
Other Securities		0.7	10,780,416
		2.2	31,726,958
Insurance 3.5%
American International Group, Inc.	133,257	0.6	7,972,766
The Travelers Cos., Inc.	58,030	0.5	6,888,741
Other Securities		2.4	35,285,651
		3.5	50,147,158

See financial notes    25

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Materials 3.9%
Other Securities		3.9	56,946,851
Media 3.0%
Comcast Corp., Class A	134,147	0.6	8,754,433
The Walt Disney Co.	80,399	0.5	7,594,490
Time Warner, Inc.	111,609	0.6	8,751,262
Other Securities		1.3	18,393,880
		3.0	43,494,065
Pharmaceuticals, Biotechnology & Life Sciences 5.4%
Amgen, Inc.	41,360	0.5	7,033,682
Johnson & Johnson	153,323	1.2	18,297,567
Merck & Co., Inc.	200,784	0.9	12,607,227
Pfizer, Inc.	494,812	1.2	17,219,457
Other Securities		1.6	22,924,338
		5.4	78,082,271
Real Estate 1.2%
Other Securities		1.2	17,665,063
Retailing 4.7%
Lowe's Cos., Inc.	92,497	0.5	7,081,570
Target Corp.	92,697	0.4	6,506,402
The Home Depot, Inc.	81,535	0.8	10,935,474
Other Securities		3.0	43,108,501
		4.7	67,631,947
Semiconductors & Semiconductor Equipment 2.9%
Intel Corp.	525,274	1.3	18,852,084
Other Securities		1.6	23,737,670
		2.9	42,589,754
Software & Services 7.2%
International Business Machines Corp.	136,940	1.5	21,757,027
Microsoft Corp.	466,051	1.9	26,779,290
Oracle Corp.	226,320	0.6	9,328,910
Other Securities		3.2	46,459,540
		7.2	104,324,767
Technology Hardware & Equipment 5.0%
Apple, Inc.	246,427	1.8	26,145,905
Cisco Systems, Inc.	372,187	0.8	11,701,559
HP, Inc.	667,350	0.7	9,589,820
Other Securities		1.7	25,416,655
		5.0	72,853,939
Telecommunication Services 4.0%
AT&T, Inc.	808,655	2.3	33,057,816
Verizon Communications, Inc.	351,920	1.3	18,415,973
Other Securities		0.4	5,796,157
		4.0	57,269,946
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.9%
Union Pacific Corp.	64,119	0.4	6,125,288
Other Securities		1.5	21,200,586
		1.9	27,325,874
Utilities 4.2%
Other Securities		4.2	60,386,474
Total Common Stock
(Cost $1,387,666,205)			1,440,924,284

Other Investment Companies 0.3% of net assets
Money Market Fund 0.1%
Other Securities		0.1	622,659
Securities Lending Collateral 0.2%
Other Securities		0.2	3,419,575
Total Other Investment Companies
(Cost $4,042,234)			4,042,234

End of Investments.

At 08/31/16, the tax basis cost of the fund's investments was $1,392,026,447 and the unrealized appreciation and depreciation were $93,089,700 and ($40,149,629), respectively, with a net unrealized appreciation of $52,940,071.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,221,970.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 08/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/16/16	40	4,339,000	(17,152)

26    See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund’s investments as of August 31, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,440,924,284	$—	$—	$1,440,924,284
Other Investment Companies[1]	4,042,234	—	—	4,042,234
Total	$1,444,966,518	$—	$—	$1,444,966,518
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($17,152)	$—	$—	($17,152)
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2016.
See financial notes    27

Schwab Fundamental U.S. Large Company Index ETF
Statement of
Assets and Liabilities
As of August 31, 2016; unaudited
Assets
Investments in affiliated issuers, at value (cost $721,006)		$769,826
Investments in unaffiliated issuers, at value (cost $1,387,567,858) including securities on loan of $3,221,970		1,440,777,117
Collateral invested for securities on loan, at value (cost $3,419,575)	+	3,419,575
Total investments, at value (cost $1,391,708,439)		1,444,966,518
Deposit with broker for futures contracts		231,000
Receivables:
Fund shares sold		9,348,194
Dividends		4,269,406
Income from securities on loan	+	17,222
Total assets		1,458,832,340
Liabilities
Collateral held for securities on loan		3,419,575
Payables:
Investments bought		9,194,354
Investment adviser fees		382,119
Variation margin on futures contracts	+	11,400
Total liabilities		13,007,448
Net Assets
Total assets		1,458,832,340
Total liabilities	–	13,007,448
Net assets		$1,445,824,892
Net Assets by Source
Capital received from investors		1,390,825,598
Net investment income not yet distributed		6,340,658
Net realized capital losses		(4,582,291)
Net unrealized capital appreciation		53,240,927

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,445,824,892		46,450,001		$31.13

28    See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of
Operations
For the period March 1, 2016 through August 31, 2016; unaudited
Investment Income
Dividends received from affiliated issuer		$1,649
Dividends received from unaffiliated issuers (net of foreign withholding tax of $2,336)		15,994,445
Securities on loan	+	85,917
Total investment income		16,082,011
Expenses
Investment adviser fees		1,911,669
Total expenses	–	1,911,669
Net investment income		14,170,342
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(2,326,843)
Net realized gains on in-kind redemptions on affiliated issuer		578
Net realized gains on in-kind redemptions on unaffiliated investments		2,406,818
Net realized gains on futures contracts	+	427,895
Net realized gains		508,448
Net change in unrealized appreciation (depreciation) on affiliated issuer		131,920
Net change in unrealized appreciation (depreciation) on unaffiliated investments		125,856,310
Net change in unrealized appreciation (depreciation) on futures contracts	+	(112,346)
Net change in unrealized appreciation (depreciation)	+	125,875,884
Net realized and unrealized gains		126,384,332
Increase in net assets resulting from operations		$140,554,674
See financial notes    29

Schwab Fundamental U.S. Large Company Index ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/16-8/31/16		3/1/15-2/29/16
Net investment income		$14,170,342	$17,018,181
Net realized gains		508,448	12,819,015
Net change in unrealized appreciation (depreciation)	+	125,875,884	(93,563,733)
Increase (decrease) in net assets resulting from operations		140,554,674	(63,726,537)
Distributions to Shareholders
Distributions from net investment income		($11,798,100)	($14,147,221)

Transactions in Fund Shares
		3/1/16-8/31/16		3/1/15-2/29/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,500,000	$437,370,779	28,450,000	$834,612,024
Shares redeemed	+	(450,000)	(13,691,178)	(7,050,000)	(199,392,969)
Net transactions in fund shares		14,050,000	$423,679,601	21,400,000	$635,219,055
Shares Outstanding and Net Assets
		3/1/16-8/31/16		3/1/15-2/29/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,400,001	$893,388,717	11,000,001	$336,043,420
Total increase	+	14,050,000	552,436,175	21,400,000	557,345,297
End of period		46,450,001	$1,445,824,892	32,400,001	$893,388,717
Net investment income not yet distributed			$6,340,658		$3,968,416
30    See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/16– 8/31/16*	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$26.47	$30.68	$28.44	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.25 [2]	0.41 [2]	0.34	0.12
Net realized and unrealized gains (losses)	4.53	(4.25)	2.22	3.41
Total from investment operations	4.78	(3.84)	2.56	3.53
Less distributions:
Distributions from net investment income	(0.17)	(0.37)	(0.32)	(0.09)
Net asset value at end of period	$31.08	$26.47	$30.68	$28.44
Total return	18.14% [3]	(12.60%)	9.06%	14.14% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.32% [4]	0.32%	0.32%	0.32% [4]
Net investment income (loss)	1.66% [4]	1.43%	1.32%	1.16% [4]
Portfolio turnover rate[5]	18% [3]	23%	22%	9% [3]
Net assets, end of period (x 1,000)	$965,157	$608,865	$187,141	$55,465

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    31

Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	897,452,361	960,788,063
0.0%	Rights	14,969	17,820
1.9%	Other Investment Companies	18,077,859	18,077,859
101.4%	Total Investments	915,545,189	978,883,742
(1.4%)	Other Assets and Liabilities, Net		(13,726,657)
100.0%	Net Assets		965,157,085

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 1.1%
Other Securities		1.1	10,770,925
Banks 5.4%
Popular, Inc.	79,552	0.4	3,127,189
Other Securities		5.0	48,381,960
		5.4	51,509,149
Capital Goods 12.7%
BWX Technologies, Inc.	69,074	0.3	2,680,762
Donaldson Co., Inc.	69,463	0.3	2,608,336
General Cable Corp.	160,940	0.3	2,595,962
Harsco Corp.	242,568	0.2	2,413,552
Kennametal, Inc.	96,086	0.3	2,686,565
Lennox International, Inc.	14,804	0.2	2,384,480
Masco Corp.	66,505	0.2	2,359,597
SPX Corp. *	165,414	0.3	3,132,941
Other Securities		10.6	101,878,229
		12.7	122,740,424
Commercial & Professional Services 5.0%
ABM Industries, Inc.	69,169	0.3	2,658,165
Copart, Inc. *	56,213	0.3	2,867,987
Quad/Graphics, Inc.	111,329	0.3	3,015,903
Other Securities		4.1	40,024,397
		5.0	48,566,452
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 2.5%
Other Securities		2.5	24,215,028
Consumer Services 4.3%
Graham Holdings Co., Class B	5,072	0.3	2,487,055
Panera Bread Co., Class A *	11,376	0.2	2,470,298
Other Securities		3.8	36,783,029
		4.3	41,740,382
Diversified Financials 4.9%
Eaton Vance Corp.	57,540	0.3	2,303,326
Other Securities		4.6	44,620,358
		4.9	46,923,684
Energy 4.3%
Range Resources Corp.	60,014	0.2	2,314,740
WPX Energy, Inc. *	301,708	0.4	3,620,496
Other Securities		3.7	35,552,626
		4.3	41,487,862
Food & Staples Retailing 0.9%
Other Securities		0.9	8,778,983
Food, Beverage & Tobacco 2.4%
Fresh Del Monte Produce, Inc.	41,439	0.3	2,410,507
Universal Corp.	38,128	0.2	2,294,162
Other Securities		1.9	18,666,195
		2.4	23,370,864
Health Care Equipment & Services 3.6%
Other Securities		3.6	34,496,351
Household & Personal Products 0.6%
Edgewell Personal Care Co. *	37,071	0.3	2,966,051
Other Securities		0.3	2,452,810
		0.6	5,418,861
Insurance 4.0%
Allied World Assurance Co. Holdings AG	58,220	0.2	2,361,403
Old Republic International Corp.	132,911	0.3	2,555,879
Primerica, Inc.	46,183	0.3	2,629,198
Validus Holdings Ltd.	60,068	0.3	3,050,854
Other Securities		2.9	28,117,577
		4.0	38,714,911
Materials 7.3%
Cliffs Natural Resources, Inc. *	1,553,089	0.9	8,852,607
Crown Holdings, Inc. *	47,459	0.3	2,573,702
Martin Marietta Materials, Inc.	12,564	0.2	2,299,589
Southern Copper Corp.	96,645	0.3	2,495,374
Other Securities		5.6	53,932,764
		7.3	70,154,036

32    See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Media 1.9%
Cinemark Holdings, Inc.	65,127	0.3	2,517,159
Sirius XM Holdings, Inc. *	566,584	0.2	2,345,658
Other Securities		1.4	13,795,181
		1.9	18,657,998
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Other Securities		2.1	20,616,403
Real Estate 9.8%
Equinix, Inc.	7,080	0.3	2,610,042
Liberty Property Trust	65,046	0.3	2,681,847
Rayonier, Inc.	93,392	0.3	2,571,082
Senior Housing Properties Trust	110,774	0.2	2,474,691
Other Securities		8.7	83,896,809
		9.8	94,234,471
Retailing 5.4%
Aaron's, Inc.	95,856	0.2	2,335,052
Burlington Stores, Inc. *	32,492	0.3	2,639,000
Rent-A-Center, Inc.	201,616	0.3	2,463,748
Ulta Salon, Cosmetics & Fragrance, Inc. *	9,597	0.2	2,372,474
Other Securities		4.4	42,610,973
		5.4	52,421,247
Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc. *	630,597	0.5	4,666,418
Other Securities		2.4	23,622,673
		2.9	28,289,091
Software & Services 6.0%
Convergys Corp.	82,189	0.2	2,451,698
CoreLogic, Inc. *	62,400	0.3	2,559,648
DST Systems, Inc.	20,612	0.2	2,504,564
Science Applications International Corp.	43,308	0.3	2,763,483
Other Securities		5.0	47,937,491
		6.0	58,216,884
Technology Hardware & Equipment 4.5%
Insight Enterprises, Inc. *	80,580	0.2	2,465,748
Other Securities		4.3	41,140,361
		4.5	43,606,109
Telecommunication Services 1.0%
Windstream Holdings, Inc. (a)	315,712	0.3	2,686,709
Other Securities		0.7	6,587,232
		1.0	9,273,941
Transportation 2.8%
Copa Holdings S.A., Class A (a)	33,972	0.3	2,596,480
SkyWest, Inc.	99,070	0.3	2,796,746
Other Securities		2.2	21,813,883
		2.8	27,207,109
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 4.1%
Portland General Electric Co.	55,489	0.3	2,336,642
Questar Corp.	92,408	0.2	2,311,124
Other Securities		3.6	34,729,132
		4.1	39,376,898
Total Common Stock
(Cost $897,452,361)			960,788,063

Rights 0.0% of net assets
Telecommunication Services 0.0%
Other Securities		0.0	17,820
Total Rights
(Cost $14,969)			17,820

Other Investment Companies 1.9% of net assets
Money Market Fund 0.0%
Other Securities		0.0	270,889
Securities Lending Collateral 1.9%
Wells Fargo Government Money Market Fund, Select Class 0.32% (d)		1.9	17,806,970
Total Other Investment Companies
(Cost $18,077,859)			18,077,859

End of Investments.

At 08/31/16, the tax basis cost of the fund's investments was $916,125,776 and the unrealized appreciation and depreciation were $99,444,256 and ($36,686,290), respectively, with a net unrealized appreciation of $62,757,966.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,137,092.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $17,820 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 08/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 09/16/16	25	3,097,000	(11,099)

See financial notes    33

Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund’s investments as of August 31, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$960,788,063	$—	$—	$960,788,063
Rights [1]	—	—	17,820	17,820
Other Investment Companies[1]	18,077,859	—	—	18,077,859
Total	$978,865,922	$—	$17,820	$978,883,742
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($11,099)	$—	$—	($11,099)
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 29, 2016	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of August 31, 2016
Rights	$12,723	$—	$5,097	$—	$—	$—	$—	$17,820
Total	$12,723	$—	$5,097	$—	$—	$—	$—	$17,820
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 Investments held by the fund at August 31, 2016 was $5,097.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2016.
34    See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of
Assets and Liabilities
As of August 31, 2016; unaudited
Assets
Investments, at value (cost $897,738,219) including securities on loan of $17,137,092		$961,076,772
Collateral invested for securities on loan, at value (cost $17,806,970)	+	17,806,970
Total investments, at value (cost $915,545,189)		978,883,742
Cash		3,056,658
Deposit with broker for futures contracts		137,500
Receivables:
Investments sold		4,917
Fund shares sold		3,120,943
Dividends		1,038,826
Income from securities on loan	+	70,288
Total assets		986,312,874
Liabilities
Collateral held for securities on loan		17,806,970
Payables:
Investments bought		3,076,090
Investment adviser fees		254,979
Variation margin on futures contracts	+	17,750
Total liabilities		21,155,789
Net Assets
Total assets		986,312,874
Total liabilities	–	21,155,789
Net assets		$965,157,085
Net Assets by Source
Capital received from investors		916,932,246
Net investment income not yet distributed		2,923,248
Net realized capital losses		(18,025,863)
Net unrealized capital appreciation		63,327,454

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$965,157,085		31,050,001		$31.08

See financial notes    35

Schwab Fundamental U.S. Small Company Index ETF
Statement of
Operations
For the period March 1, 2016 through August 31, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $2,098)		$7,399,322
Securities on loan	+	488,583
Total investment income		7,887,905
Expenses
Investment adviser fees		1,275,932
Total expenses	–	1,275,932
Net investment income		6,611,973
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(10,877,191)
Net realized gains on in-kind redemptions		1,667,798
Net realized gains on futures contracts	+	298,920
Net realized losses		(8,910,473)
Net change in unrealized appreciation (depreciation) on investments		125,618,530
Net change in unrealized appreciation (depreciation) on futures contracts	+	(30,604)
Net change in unrealized appreciation (depreciation)	+	125,587,926
Net realized and unrealized gains		116,677,453
Increase in net assets resulting from operations		$123,289,426
36    See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/16-8/31/16		3/1/15-2/29/16
Net investment income		$6,611,973	$6,106,158
Net realized gains (losses)		(8,910,473)	1,371,574
Net change in unrealized appreciation (depreciation)	+	125,587,926	(75,127,788)
Increase (decrease) in net assets resulting from operations		123,289,426	(67,650,056)
Distributions to Shareholders
Distributions from net investment income		($4,512,720)	($5,384,415)

Transactions in Fund Shares
		3/1/16-8/31/16		3/1/15-2/29/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,700,000	$257,129,884	19,750,000	$576,824,584
Shares redeemed	+	(650,000)	(19,614,528)	(2,850,000)	(82,066,528)
Net transactions in fund shares		8,050,000	$237,515,356	16,900,000	$494,758,056
Shares Outstanding and Net Assets
		3/1/16-8/31/16		3/1/15-2/29/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		23,000,001	$608,865,023	6,100,001	$187,141,438
Total increase	+	8,050,000	356,292,062	16,900,000	421,723,585
End of period		31,050,001	$965,157,085	23,000,001	$608,865,023
Net investment income not yet distributed			$2,923,248		$823,995
See financial notes    37

Schwab Fundamental International Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/16– 8/31/16*	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$22.08	$27.17	$28.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.49 [2]	0.70 [2]	0.30	0.36
Net realized and unrealized gains (losses)	2.13	(5.30)	(0.92) [3]	3.04
Total from investment operations	2.62	(4.60)	(0.62)	3.40
Less distributions:
Distributions from net investment income	—	(0.49)	(0.47)	(0.14)
Net asset value at end of period	$24.70	$22.08	$27.17	$28.26
Total return	11.87%[4]	(17.02%)	(2.11%)	13.60% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.32%[5]	0.32%	0.32%	0.32% [5]
Net investment income (loss)	4.09%[5]	2.80%	2.50%	4.00% [5]
Portfolio turnover rate[6]	6%[4]	12%	11%	8% [4]
Net assets, end of period (x 1,000)	$1,284,310	$885,348	$290,670	$62,164

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
38    See financial notes

Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	1,309,030,147	1,268,677,126
0.6%	Preferred Stock	8,262,655	7,509,649
0.5%	Other Investment Companies	7,326,488	7,326,488
99.9%	Total Investments	1,324,619,290	1,283,513,263
0.1%	Other Assets and Liabilities, Net		796,613
100.0%	Net Assets		1,284,309,876

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.8% of net assets
Australia 6.3%
Australia & New Zealand Banking Group Ltd.	279,779	0.4	5,656,209
BHP Billiton Ltd.	640,131	0.8	9,828,681
Commonwealth Bank of Australia	122,136	0.5	6,591,536
National Australia Bank Ltd.	259,265	0.4	5,327,217
Wesfarmers Ltd.	199,027	0.5	6,348,124
Westpac Banking Corp.	288,531	0.5	6,388,270
Other Securities		3.2	41,318,985
		6.3	81,459,022
Austria 0.3%
Other Securities		0.3	4,134,734
Belgium 0.8%
Other Securities		0.8	9,813,687
Canada 7.8%
Royal Bank of Canada	98,635	0.5	6,129,120
Suncor Energy, Inc.	251,251	0.5	6,809,562
The Bank of Nova Scotia	93,186	0.4	4,958,130
Other Securities		6.4	81,755,557
		7.8	99,652,369
Security	Number of Shares	% of Net Assets	Value ($)
Denmark 0.8%
Other Securities		0.8	10,299,549
Finland 1.0%
Other Securities		1.0	12,324,845
France 9.9%
BNP Paribas S.A.	127,510	0.5	6,476,557
Engie S.A.	491,939	0.6	7,829,445
Orange S.A.	443,247	0.5	6,758,289
Sanofi	107,295	0.7	8,253,847
Total S.A.	509,749	1.9	24,270,572
Other Securities		5.7	73,095,889
		9.9	126,684,599
Germany 8.6%
Allianz SE - Reg'd	41,245	0.5	6,134,833
BASF SE	133,978	0.8	10,877,987
Bayer AG - Reg'd	56,915	0.5	6,083,447
Daimler AG - Reg'd	118,326	0.6	8,181,245
Deutsche Telekom AG - Reg'd	448,817	0.6	7,483,049
E.ON SE	966,864	0.7	8,891,503
RWE AG *	340,808	0.4	5,566,463
Siemens AG - Reg'd	80,492	0.8	9,596,810
Other Securities		3.7	47,704,347
		8.6	110,519,684
Hong Kong 1.3%
Other Securities		1.3	16,415,771
Ireland 0.6%
Other Securities		0.6	8,148,042
Israel 0.4%
Other Securities		0.4	5,258,287
Italy 3.0%
Enel S.p.A.	1,763,773	0.6	7,775,100
Eni S.p.A.	793,282	0.9	11,962,826
Other Securities		1.5	19,005,902
		3.0	38,743,828
Japan 21.8%
Hitachi Ltd.	1,097,770	0.4	5,264,117
Honda Motor Co., Ltd.	245,647	0.6	7,528,409
Mitsubishi UFJ Financial Group, Inc.	1,043,771	0.4	5,692,379
Nippon Telegraph & Telephone Corp.	138,445	0.5	6,084,700
Toyota Motor Corp.	238,502	1.1	14,383,676
Other Securities		18.8	241,485,496
		21.8	280,438,777
Luxembourg 0.5%
Other Securities		0.5	6,339,361

See financial notes    39

Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Netherlands 5.8%
Koninklijke Ahold Delhaize N.V.	243,610	0.5	5,823,895
Royal Dutch Shell plc, A Shares	946,410	1.8	23,205,211
Royal Dutch Shell plc, B Shares	829,510	1.6	21,098,057
Other Securities		1.9	23,758,128
		5.8	73,885,291
New Zealand 0.1%
Other Securities		0.1	1,736,870
Norway 0.9%
Statoil A.S.A.	376,024	0.4	5,941,658
Other Securities		0.5	5,948,987
		0.9	11,890,645
Portugal 0.2%
Other Securities		0.2	2,909,729
Singapore 0.8%
Other Securities		0.8	10,405,428
Spain 4.0%
Banco Santander S.A.	3,245,468	1.2	14,530,846
Repsol S.A.	410,812	0.4	5,508,801
Telefonica S.A.	1,048,263	0.8	10,542,546
Other Securities		1.6	20,244,485
		4.0	50,826,678
Sweden 2.2%
Other Securities		2.2	27,880,572
Switzerland 6.1%
Glencore plc *	3,836,271	0.7	8,744,902
Nestle S.A. - Reg'd	190,922	1.2	15,214,689
Novartis AG - Reg'd	135,746	0.8	10,693,339
Roche Holding AG	34,111	0.7	8,325,091
Other Securities		2.7	35,182,243
		6.1	78,160,264
United Kingdom 15.6%
Anglo American plc *	514,485	0.4	5,254,454
AstraZeneca plc	132,875	0.7	8,542,951
BHP Billiton plc	425,410	0.4	5,515,319
BP plc	5,482,128	2.4	30,722,961
British American Tobacco plc	124,151	0.6	7,682,873
GlaxoSmithKline plc	438,750	0.7	9,418,196
HSBC Holdings plc	2,095,825	1.2	15,489,475
Rio Tinto plc	196,991	0.5	5,936,557
Tesco plc *	2,397,314	0.4	5,222,992
Vodafone Group plc	3,718,755	0.9	11,194,732
Other Securities		7.4	95,768,584
		15.6	200,749,094
Total Common Stock
(Cost $1,309,030,147)			1,268,677,126

Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.6% of net assets
Germany 0.6%
Other Securities		0.6	7,132,334
Italy 0.0%
Other Securities		0.0	274,896
Spain 0.0%
Other Securities		0.0	102,419
Total Preferred Stock
(Cost $8,262,655)			7,509,649

Other Investment Companies 0.5% of net assets
United States 0.5%
Money Market Fund 0.2%
Other Securities		0.2	3,068,502
Securities Lending Collateral 0.3%
Other Securities		0.3	4,257,986
Total Other Investment Companies
(Cost $7,326,488)			7,326,488

End of Investments.

At 08/31/16, the tax basis cost of the fund's investments was $1,326,010,912 and the unrealized appreciation and depreciation were $54,564,364 and ($97,062,013) , respectively, with a net unrealized depreciation of ($42,497,649).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,965,627.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $98,602 or 0.0% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $38,459 or 0.0% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

40    See financial notes

Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 08/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/16/16	89	7,509,820	11,643

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,187,218,104	$—	$—*	$1,187,218,104
Australia [1]	62,410,824	—	—	62,410,824
Materials	19,009,739	—	38,459	19,048,198
Preferred Stock[1]	7,509,649	—	—	7,509,649
Other Investment Companies[1]	7,326,488	—	—	7,326,488
Total	$1,283,474,804	$—	$38,459	$1,283,513,263
Other Financial Instruments
Futures Contracts[2]	$11,643	$—	$—	$11,643
*	Level 3 amount shown includes securities determined to have no value at August 31, 2016.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 29, 2016	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of August 31, 2016
Common Stock
Australia	$—	$—	($195,049)	$44,035	$—	$151,014	$—	$—
Canada	—	—	(137,410)	103,230	—	72,639	—	38,459
Total	$—	$—	($332,459)	$147,265	$—	$223,653	$—	$38,459
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 Investments held by the fund at August 31, 2016 was ($332,459).
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between any Level 1 and Level 2 for the period ended August 31, 2016.
See financial notes    41

Schwab Fundamental International Large Company Index ETF
Statement of
Assets and Liabilities
As of August 31, 2016; unaudited
Assets
Investments, at value (cost $1,320,361,304) including securities on loan of $3,965,627		$1,279,255,277
Collateral invested for securities on loan, at value (cost $4,257,986)	+	4,257,986
Total investments, at value (cost $1,324,619,290)		1,283,513,263
Deposit with broker for futures contracts		373,800
Receivables:
Investments sold		913,506
Fund shares sold		9,911,362
Dividends		3,688,123
Foreign tax reclaims		712,772
Income from securities on loan	+	25,668
Total assets		1,299,138,494
Liabilities
Collateral held for securities on loan		4,257,986
Payables:
Investments bought		9,763,814
Investment adviser fees		342,444
Due to custodian		447,909
Variation margin on futures contracts	+	16,465
Total liabilities		14,828,618
Net Assets
Total assets		1,299,138,494
Total liabilities	–	14,828,618
Net assets		$1,284,309,876
Net Assets by Source
Capital received from investors		1,318,237,756
Net investment income not yet distributed		25,271,274
Net realized capital losses		(18,067,350)
Net unrealized capital depreciation		(41,131,804)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,284,309,876		52,000,001		$24.70

42    See financial notes

Schwab Fundamental International Large Company Index ETF
Statement of
Operations
For the period March 1, 2016 through August 31, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $2,455,873)		$24,242,598
Securities on loan	+	174,854
Total investment income		24,417,452
Expenses
Investment adviser fees		1,770,462
Total expenses	–	1,770,462
Net investment income		22,646,990
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(8,689,440)
Net realized gains on futures contracts		337,941
Net realized gains on foreign currency transactions	+	135,690
Net realized losses		(8,215,809)
Net change in unrealized appreciation (depreciation) on investments		99,501,929
Net change in unrealized appreciation (depreciation) on futures contracts		22,002
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(27,949)
Net change in unrealized appreciation (depreciation)	+	99,495,982
Net realized and unrealized gains		91,280,173
Increase in net assets resulting from operations		$113,927,163
See financial notes    43

Schwab Fundamental International Large Company Index ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/16-8/31/16		3/1/15-2/29/16
Net investment income		$22,646,990	$18,366,877
Net realized losses		(8,215,809)	(8,438,472)
Net change in unrealized appreciation (depreciation)	+	99,495,982	(145,661,363)
Increase (decrease) in net assets resulting from operations		113,927,163	(135,732,958)
Distributions to Shareholders
Distributions from net investment income		$—	($16,183,231)

Transactions in Fund Shares
		3/1/16-8/31/16		3/1/15-2/29/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		11,900,000	$285,034,621	29,400,000	$746,594,038
Shares redeemed	+	—	—	—	—
Net transactions in fund shares		11,900,000	$285,034,621	29,400,000	$746,594,038
Shares Outstanding and Net Assets
		3/1/16-8/31/16		3/1/15-2/29/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,100,001	$885,348,092	10,700,001	$290,670,243
Total increase	+	11,900,000	398,961,784	29,400,000	594,677,849
End of period		52,000,001	$1,284,309,876	40,100,001	$885,348,092
Net investment income not yet distributed			$25,271,274		$2,624,284
44    See financial notes

Schwab Fundamental International Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/16– 8/31/16*	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$24.81	$27.22	$27.75	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.37 [2]	0.43 [2]	0.41	0.15
Net realized and unrealized gains (losses)	3.12	(2.49)	(0.53) [3]	2.78
Total from investment operations	3.49	(2.06)	(0.12)	2.93
Less distributions:
Distributions from net investment income	—	(0.35)	(0.41)	(0.18)
Net asset value at end of period	$28.30	$24.81	$27.22	$27.75
Total return	14.07%[4]	(7.64%)	(0.32%)	11.73% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.46%[5]	0.46%	0.46%	0.46% [5]
Net investment income (loss)	2.66%[5]	1.65%	1.73%	1.09% [5]
Portfolio turnover rate[6]	18%[4]	22%	21%	18% [4]
Net assets, end of period (x 1,000)	$551,867	$379,667	$68,046	$24,977

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    45

Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	527,058,646	549,236,602
0.2%	Preferred Stock	1,386,695	1,419,367
1.6%	Other Investment Companies	8,617,247	8,625,424
101.3%	Total Investments	537,062,588	559,281,393
(1.3%)	Other Assets and Liabilities, Net		(7,414,281)
100.0%	Net Assets		551,867,112

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets
Australia 6.8%
ASX Ltd.	23,370	0.1	898,385
Dexus Property Group	141,966	0.2	1,037,071
Fairfax Media Ltd.	1,265,592	0.2	936,889
Goodman Group	174,651	0.2	996,256
JB Hi-Fi Ltd.	41,945	0.1	935,941
Myer Holdings Ltd.	1,041,161	0.2	1,068,092
OZ Minerals Ltd.	252,329	0.2	1,211,786
Qantas Airways Ltd.	422,261	0.2	1,028,215
Sigma Pharmaceuticals Ltd.	1,097,854	0.2	1,006,613
Treasury Wine Estates Ltd.	116,748	0.2	985,343
Other Securities		5.0	27,460,670
		6.8	37,565,261
Austria 0.8%
Other Securities		0.8	4,641,513
Belgium 1.1%
Other Securities		1.1	5,956,408
Canada 8.4%
Bonavista Energy Corp.	388,709	0.2	1,028,025
IAMGOLD Corp. *	357,282	0.2	1,326,141
Pan American Silver Corp.	52,801	0.2	920,360
Silver Wheaton Corp.	36,806	0.2	932,458
Security	Number of Shares	% of Net Assets	Value ($)
Waste Connections, Inc.	23,860	0.3	1,819,620
Other Securities		7.3	40,177,579
		8.4	46,204,183
Denmark 1.3%
Other Securities		1.3	7,204,498
Finland 1.8%
Sanoma Oyj	114,403	0.2	1,055,644
Other Securities		1.6	8,611,037
		1.8	9,666,681
France 3.8%
Nexans S.A. *	21,344	0.2	1,145,328
UBISOFT Entertainment S.A. *	26,764	0.2	1,044,486
Other Securities		3.4	18,972,222
		3.8	21,162,036
Germany 2.9%
Symrise AG	13,558	0.2	996,765
Other Securities		2.7	15,134,135
		2.9	16,130,900
Hong Kong 4.2%
Other Securities		4.2	22,883,179
Ireland 0.8%
Other Securities		0.8	4,383,419
Israel 0.9%
Other Securities		0.9	4,977,501
Italy 2.5%
Other Securities		2.5	13,688,724
Japan 39.4%
COMSYS Holdings Corp.	52,954	0.2	1,000,871
DeNA Co., Ltd.	44,868	0.2	1,331,704
EDION Corp.	127,489	0.2	1,000,832
FamilyMart Co., Ltd. (b)	39,655	0.5	2,840,852
Fujikura Ltd.	159,876	0.2	898,032
Hitachi Chemical Co., Ltd.	50,880	0.2	1,096,944
Hitachi High-Technologies Corp.	29,891	0.2	1,108,251
Konami Holdings Corp.	32,884	0.2	1,161,996
Mitsubishi Gas Chemical Co., Inc.	164,434	0.2	1,112,813
Morinaga Milk Industry Co., Ltd.	154,744	0.2	982,905
Nichirei Corp.	113,380	0.2	1,123,551
Nippon Building Fund, Inc.	154	0.2	942,447
Nissin Foods Holdings Co., Ltd.	19,031	0.2	1,056,102
North Pacific Bank Ltd.	323,141	0.2	1,093,434
Taisho Pharmaceutical Holdings Co., Ltd.	10,874	0.2	996,621
Tokuyama Corp. *	355,168	0.2	1,449,035
Toyoda Gosei Co., Ltd.	40,817	0.2	939,973
Toyota Boshoku Corp.	42,904	0.2	980,983
Yamaha Corp.	31,493	0.2	1,021,502
Other Securities		35.3	195,071,076
		39.4	217,209,924

46    See financial notes

Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Luxembourg 0.5%
Other Securities		0.5	2,869,775
Netherlands 2.0%
X5 Retail Group N.V. GDR - Reg’d *	35,818	0.2	947,386
Other Securities		1.8	10,108,580
		2.0	11,055,966
New Zealand 1.3%
Meridian Energy Ltd.	511,175	0.2	1,075,486
Other Securities		1.1	6,245,921
		1.3	7,321,407
Norway 1.2%
Other Securities		1.2	6,827,184
Portugal 0.4%
Other Securities		0.4	2,089,959
Singapore 2.0%
Hutchison Port Holdings Trust	2,179,128	0.2	937,025
Other Securities		1.8	10,260,899
		2.0	11,197,924
Spain 1.8%
Fomento de Construcciones y Contratas S.A. *	91,582	0.2	956,958
Other Securities		1.6	9,072,031
		1.8	10,028,989
Sweden 2.0%
Husqvarna AB, B Shares	138,990	0.2	1,200,132
Other Securities		1.8	9,845,709
		2.0	11,045,841
Switzerland 2.9%
Other Securities		2.9	16,040,287
United Kingdom 10.7%
ARM Holdings plc	43,486	0.2	965,933
Evraz plc *	602,062	0.2	1,009,306
IHS Markit Ltd. *	25,705	0.2	959,311
KAZ Minerals plc *	407,099	0.1	912,800
Serco Group plc *	748,514	0.2	1,254,820
Vedanta Resources plc (b)	180,388	0.2	1,164,732
Other Securities		9.6	52,818,141
		10.7	59,085,043
Total Common Stock
(Cost $527,058,646)			549,236,602

Preferred Stock 0.2% of net assets
Germany 0.1%
Other Securities		0.1	1,112,060
Security	Number of Shares	% of Net Assets	Value ($)
Sweden 0.1%
Other Securities		0.1	307,307
Total Preferred Stock
(Cost $1,386,695)			1,419,367

Other Investment Companies 1.6% of net assets
United States 1.6%
Equity Fund 0.0%
Other Securities		0.0	203,400
Money Market Fund 0.2%
Other Securities		0.2	786,579
Securities Lending Collateral 1.4%
Wells Fargo Government Money Market Fund, Select Class 0.32% (a)		1.4	7,635,445
Total Other Investment Companies
(Cost $8,617,247)			8,625,424

End of Investments.

At 08/31/16, the tax basis cost of the fund's investments was $538,054,565 and the unrealized appreciation and depreciation were $54,045,640 and ($32,818,812), respectively, with a net unrealized appreciation of $21,226,828.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $7,100,952.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,866,432 or 0.5% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $11,642 or 0.0% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
ETF —	Exchange-traded fund
GDR —	Global Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

See financial notes    47

Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 08/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/16/16	10	843,800	(2,252)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$539,207,613	$—	$—*	$539,207,613
Spain [1]	7,284,203	—	—	7,284,203
Capital Goods	2,733,144	—	11,642	2,744,786
Preferred Stock[1]	1,419,367	—	—	1,419,367
Other Investment Companies[1]	8,625,424	—	—	8,625,424
Total	$559,269,751	$—	$11,642	$559,281,393
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($2,252)	$—	$—	($2,252)
*	Level 3 amount shown includes securities determined to have no value at August 31, 2016.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of February 29, 2016	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of August 31, 2016
Common Stock
Spain	$—	$—	($1,715)	$13,357	$—	$—	$—	$11,642
Rights
Italy	12	—	(12)	—	—	—	—	—
Total	$12	$—	($1,727)	$13,357	$—	$—	$—	$11,642
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized appreciation (depreciation) for Level 3 Investments held by the fund at August 31, 2016 was ($1,715).
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2016.
48    See financial notes

Schwab Fundamental International Small Company Index ETF
Statement of
Assets and Liabilities
As of August 31, 2016; unaudited
Assets
Investments, at value (cost $529,427,143) including securities on loan of $7,100,952		$551,645,948
Collateral invested for securities on loan, at value (cost $7,635,445)	+	7,635,445
Total investments, at value (cost $537,062,588)		559,281,393
Cash		134
Deposit with broker for futures contracts		21,000
Foreign currency, at value (cost $453,310)		450,984
Receivables:
Investments sold		1,323,557
Dividends		710,260
Foreign tax reclaims		147,282
Income from securities on loan	+	35,188
Total assets		561,969,798
Liabilities
Collateral held for securities on loan		7,635,445
Payables:
Investments bought		2,252,393
Investment adviser fees		214,732
Variation margin on futures contracts	+	116
Total liabilities		10,102,686
Net Assets
Total assets		561,969,798
Total liabilities	–	10,102,686
Net assets		$551,867,112
Net Assets by Source
Capital received from investors		534,882,224
Net investment income not yet distributed		6,029,912
Net realized capital losses		(11,251,459)
Net unrealized capital appreciation		22,206,435

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$551,867,112		19,500,001		$28.30

See financial notes    49

Schwab Fundamental International Small Company Index ETF
Statement of
Operations
For the period March 1, 2016 through August 31, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $778,102)		$7,316,854
Interest		2,604
Securities on loan	+	144,798
Total investment income		7,464,256
Expenses
Investment adviser fees		1,100,871
Total expenses	–	1,100,871
Net investment income		6,363,385
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(9,663,707)
Net realized gains on in-kind redemptions		2,235,331
Net realized gains on foreign currency transactions	+	130,880
Net realized losses		(7,297,496)
Net change in unrealized appreciation (depreciation) on investments		57,011,533
Net change in unrealized appreciation (depreciation) on futures contracts		(2,252)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(12,673)
Net change in unrealized appreciation (depreciation)	+	56,996,608
Net realized and unrealized gains		49,699,112
Increase in net assets resulting from operations		$56,062,497
50    See financial notes

Schwab Fundamental International Small Company Index ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/16-8/31/16		3/1/15-2/29/16
Net investment income		$6,363,385	$4,646,894
Net realized losses		(7,297,496)	(2,673,320)
Net change in unrealized appreciation (depreciation)	+	56,996,608	(36,748,503)
Increase (decrease) in net assets resulting from operations		56,062,497	(34,774,929)
Distributions to Shareholders
Distributions from net investment income		$—	($4,911,780)

Transactions in Fund Shares
		3/1/16-8/31/16		3/1/15-2/29/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,600,000	$126,673,994	13,100,000	$359,784,798
Shares redeemed	+	(400,000)	(10,536,496)	(300,000)	(8,476,621)
Net transactions in fund shares		4,200,000	$116,137,498	12,800,000	$351,308,177
Shares Outstanding and Net Assets
		3/1/16-8/31/16		3/1/15-2/29/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		15,300,001	$379,667,117	2,500,001	$68,045,649
Total increase	+	4,200,000	172,199,995	12,800,000	311,621,468
End of period		19,500,001	$551,867,112	15,300,001	$379,667,117
Net investment income not yet distributed/Distributions in excess of net investment income			$6,029,912		($333,473)
See financial notes    51

Schwab Fundamental Emerging Markets Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/16– 8/31/16*	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$17.78	$24.16	$24.98	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.38 [2]	0.57 [2]	0.37	0.12
Net realized and unrealized gains (losses)	4.96	(6.58)	(0.87)	(0.00) [3]
Total from investment operations	5.34	(6.01)	(0.50)	0.12
Less distributions:
Distributions from net investment income	—	(0.37)	(0.32)	(0.14)
Net asset value at end of period	$23.12	$17.78	$24.16	$24.98
Total return	30.03%[4]	(24.92%)	(1.98%)	0.45% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.46%[5]	0.46%	0.46%	0.46% [5]
Net investment income (loss)	3.58%[5]	2.80%	2.20%	1.01% [5]
Portfolio turnover rate[6]	8%[4]	20%	13%	6% [4]
Net assets, end of period (x 1,000)	$631,208	$359,092	$96,642	$22,482

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Annualized.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
52    See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2016 (Unaudited)
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
86.7%	Common Stock	527,168,582	546,970,413
13.1%	Preferred Stock	67,178,273	82,472,165
0.8%	Other Investment Companies	5,311,958	5,311,958
100.6%	Total Investments	599,658,813	634,754,536
(0.6%)	Other Assets and Liabilities, Net		(3,546,381)
100.0%	Net Assets		631,208,155

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 86.7% of net assets
Brazil 8.2%
Ambev S.A.	682,417	0.6	4,049,596
Banco do Brasil S.A.	851,226	1.0	6,109,517
Petroleo Brasileiro S.A. *	3,070,235	2.2	13,994,454
Vale S.A.	1,695,692	1.4	8,882,745
Other Securities		3.0	18,627,913
		8.2	51,664,225
Chile 0.6%
Other Securities		0.6	3,726,322
China 15.5%
Bank of China Ltd., H Shares	16,514,389	1.2	7,430,331
China Construction Bank Corp., H Shares	19,941,533	2.4	14,910,999
China Mobile Ltd.	1,000,915	2.0	12,361,834
China Petroleum & Chemical Corp., H Shares	12,571,598	1.4	9,124,710
CNOOC Ltd.	5,058,844	1.0	6,215,333
Industrial & Commercial Bank of China Ltd., H Shares	17,793,902	1.8	11,309,367
PetroChina Co., Ltd., H Shares	6,641,150	0.7	4,434,996
Other Securities		5.0	31,895,415
		15.5	97,682,985
Colombia 0.4%
Other Securities		0.4	2,748,438
Security	Number of Shares	% of Net Assets	Value ($)
Czech Republic 0.2%
Other Securities		0.2	1,385,213
Greece 0.6%
Other Securities		0.6	3,464,120
Hungary 0.5%
Other Securities		0.5	2,977,017
India 4.1%
Reliance Industries Ltd. GDR (a)	175,953	0.9	5,489,734
Other Securities		3.2	20,254,933
		4.1	25,744,667
Indonesia 1.5%
Other Securities		1.5	9,178,777
Malaysia 1.8%
Other Securities		1.8	11,598,872
Mexico 2.9%
America Movil S.A.B. de C.V., Series L	7,429,133	0.7	4,433,364
Cemex S.A.B. de C.V., Series CPO *	3,123,715	0.4	2,577,608
Other Securities		1.8	11,330,939
		2.9	18,341,911
Peru 0.2%
Other Securities		0.2	977,370
Philippines 0.1%
Other Securities		0.1	880,336
Poland 1.8%
Polski Koncern Naftowy Orlen S.A.	165,049	0.5	2,742,834
Other Securities		1.3	8,386,240
		1.8	11,129,074
Republic of Korea 16.9%
Hyundai Heavy Industries Co., Ltd. *	28,803	0.6	3,551,939
Hyundai Mobis Co., Ltd.	15,272	0.6	3,568,032
Hyundai Motor Co.	45,376	0.9	5,412,563
Kia Motors Corp.	92,302	0.5	3,472,708
Korea Electric Power Corp.	52,444	0.4	2,728,029
LG Chem Ltd.	10,722	0.4	2,601,167
LG Display Co., Ltd.	119,525	0.5	3,221,279
LG Electronics, Inc.	62,635	0.5	2,893,007
POSCO	41,628	1.4	8,624,276
Samsung Electronics Co., Ltd.	24,518	5.6	35,622,565
Shinhan Financial Group Co., Ltd.	85,556	0.5	3,146,005
SK Hynix, Inc.	98,791	0.5	3,229,535
SK Innovation Co., Ltd.	36,496	0.7	4,762,482
Other Securities		3.8	23,763,531
		16.9	106,597,118

See financial notes    53

Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
Security	Number of Shares	% of Net Assets	Value ($)
Russia 11.2%
Gazprom PAO *	11,758,518	3.8	24,284,526
LUKOIL PJSC *	412,092	2.9	18,371,259
MMC Norilsk Nickel PJSC *	17,780	0.4	2,604,314
Surgutneftegas *	13,146,338	1.0	6,275,155
Tatneft PAO *	640,360	0.5	3,113,967
Other Securities		2.6	16,330,274
		11.2	70,979,495
South Africa 5.9%
MTN Group Ltd.	655,725	0.8	5,356,622
Sasol Ltd.	213,224	0.9	5,364,020
Standard Bank Group Ltd.	310,797	0.4	2,812,226
Other Securities		3.8	23,711,176
		5.9	37,244,044
Taiwan 11.4%
Chunghwa Telecom Co., Ltd.	748,764	0.4	2,690,128
Hon Hai Precision Industry Co., Ltd.	3,555,374	1.6	9,860,321
Taiwan Semiconductor Manufacturing Co., Ltd.	2,071,352	1.8	11,489,197
Other Securities		7.6	48,096,549
		11.4	72,136,195
Thailand 1.6%
PTT PCL NVDR	401,000	0.6	4,042,958
Other Securities		1.0	6,185,735
		1.6	10,228,693
Turkey 1.3%
Other Securities		1.3	8,052,612
United Arab Emirates 0.0%
Other Securities		0.0	232,929
Total Common Stock
(Cost $527,168,582)			546,970,413

Preferred Stock 13.1% of net assets
Brazil 10.7%
Banco Bradesco S.A.	895,529	1.3	8,047,521
Companhia Energetica de Minas Gerais	1,175,085	0.5	3,179,539
Gerdau S.A.	1,412,391	0.6	3,965,771
Itau Unibanco Holding S.A.	1,003,971	1.8	11,130,051
Metalurgica Gerdau S.A.	2,448,303	0.4	2,808,833
Petroleo Brasileiro S.A. *	4,978,300	3.1	19,782,038
Vale S.A.	2,407,573	1.7	10,772,955
Other Securities		1.3	8,044,322
		10.7	67,731,030
Colombia 0.2%
Other Securities		0.2	894,989
Security	Number of Shares	% of Net Assets	Value ($)
Republic of Korea 1.1%
Samsung Electronics Co., Ltd.	4,161	0.8	4,940,954
Other Securities		0.3	1,975,530
		1.1	6,916,484
Russia 1.1%
AK Transneft OAO *	2,289	0.9	5,426,271
Other Securities		0.2	1,503,391
		1.1	6,929,662
Total Preferred Stock
(Cost $67,178,273)			82,472,165

Other Investment Companies 0.8% of net assets
United States 0.8%
Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.26% (c)	5,045,258	0.8	5,045,258
Securities Lending Collateral 0.0%
Other Securities		0.0	266,700
Total Other Investment Companies
(Cost $5,311,958)			5,311,958

End of Investments.

At 08/31/16, the tax basis cost of the fund's investments was $607,964,262 and the unrealized appreciation and depreciation were $54,532,121 and ($27,741,847), respectively, with a net unrealized appreciation of $26,790,274.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,045,340 or 1.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $245,724.
(c)	The rate shown is the 7-day yield.
(d)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg'd —	Registered

54    See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 08/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/16/16	42	1,864,590	(17,702)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$546,970,413	$—	$—*	$546,970,413
Preferred Stock[1]	82,472,165	—	—	82,472,165
Other Investment Companies[1]	5,311,958	—	—	5,311,958
Total	$634,754,536	$—	$—	$634,754,536
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($17,702)	$—	$—	($17,702)
*	Level 3 amount shown includes securities determined to have no value at August 31, 2016.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Condensed Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2016.
See financial notes    55

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of
Assets and Liabilities
As of August 31, 2016; unaudited
Assets
Investments, at value (cost $599,392,113) including securities on loan of $245,724		$634,487,836
Collateral invested for securities on loan, at value (cost $266,700)	+	266,700
Total investments, at value (cost $599,658,813)		634,754,536
Cash		495
Deposit with broker for futures contracts		81,000
Foreign currency, at value (cost $3,398,145)		3,392,724
Receivables:
Fund shares sold		2,119,708
Dividends		567,577
Income from securities on loan		260
Foreign tax reclaims	+	100
Total assets		640,916,400
Liabilities
Collateral held for securities on loan		266,700
Payables:
Investments bought		8,907,368
Investment adviser fees		239,219
Foreign capital gains tax		277,866
Variation margin on futures contracts	+	17,092
Total liabilities		9,708,245
Net Assets
Total assets		640,916,400
Total liabilities	–	9,708,245
Net assets		$631,208,155
Net Assets by Source
Capital received from investors		601,717,430
Net investment income not yet distributed		9,714,185
Net realized capital losses		(15,025,395)
Net unrealized capital appreciation		34,801,935

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$631,208,155		27,300,001		$23.12

56    See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of
Operations
For the period March 1, 2016 through August 31, 2016; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,402,972)		$10,205,455
Securities on loan	+	362
Total investment income		10,205,817
Expenses
Investment adviser fees		1,163,314
Total expenses	–	1,163,314
Net investment income		9,042,503
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $3,267)		(4,140,490)
Net realized gains on futures contracts		165,520
Net realized losses on foreign currency transactions	+	(48,235)
Net realized losses		(4,023,205)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gain tax of ($277,866))		116,217,540
Net change in unrealized appreciation (depreciation) on futures contracts		(20,972)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	57,022
Net change in unrealized appreciation (depreciation)	+	116,253,590
Net realized and unrealized gains		112,230,385
Increase in net assets resulting from operations		$121,272,888
See financial notes    57

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/16-8/31/16		3/1/15-2/29/16
Net investment income		$9,042,503	$7,336,753
Net realized losses		(4,023,205)	(10,486,500)
Net change in unrealized appreciation (depreciation)	+	116,253,590	(78,840,410)
Increase (decrease) in net assets resulting from operations		121,272,888	(81,990,157)
Distributions to Shareholders
Distributions from net investment income		$—	($6,556,080)

Transactions in Fund Shares
		3/1/16-8/31/16		3/1/15-2/29/16
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,100,000	$150,843,512	16,500,000	$357,682,826
Shares redeemed	+	—	—	(300,000)	(6,686,539)
Net transactions in fund shares		7,100,000	$150,843,512	16,200,000	$350,996,287
Shares Outstanding and Net Assets
		3/1/16-8/31/16		3/1/15-2/29/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		20,200,001	$359,091,755	4,000,001	$96,641,705
Total increase	+	7,100,000	272,116,400	16,200,000	262,450,050
End of period		27,300,001	$631,208,155	20,200,001	$359,091,755
Net investment income not yet distributed			$9,714,185		$671,682
58    See financial notes

Schwab Fundamental Index ETFs
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. Mid-Cap ETF™
Schwab Fundamental U.S. Broad Market Index ETF	Schwab U.S. Small-Cap ETF™
Schwab Fundamental U.S. Large Company Index ETF	Schwab U.S. Dividend Equity ETF™
Schwab Fundamental U.S. Small Company Index ETF	Schwab U.S. REIT ETF™
Schwab Fundamental International Large Company Index ETF	Schwab International Equity ETF™
Schwab Fundamental International Small Company Index ETF	Schwab International Small-Cap Equity ETF™
Schwab Fundamental Emerging Markets Large Company Index ETF	Schwab Emerging Markets Equity ETF™
Schwab U.S. Broad Market ETF™	Schwab U.S. TIPS ETF™
Schwab U.S. Large-Cap ETF™	Schwab Short-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Growth ETF™	Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Value ETF™	Schwab U.S. Aggregate Bond ETF™

The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
59

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
60

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of August 31, 2016 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of August 31, 2016, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2016, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized
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Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF generally make distributions from net investment income, if any, quarterly. Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF generally make distributions from net investment income, if any, annually. All funds generally make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of August 31, 2016, if any, are reflected in each fund's Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that the investors could lose money.
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds' expenses, the funds' performance may be below that of their respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Large-Cap Risk. Certain funds invest in large-cap stocks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments—mid- or small-cap stocks, for instance—a fund’s large-cap holdings could reduce performance.
Mid-Cap Risk. Certain funds invest in mid-cap stocks. Mid-cap stocks tend to go in and out of favor based on market and economic conditions. Stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger, more established companies. During a period when mid-cap stocks fall behind other types of investments—bonds or large-cap stocks, for instance—a fund’s mid-cap holdings could reduce performance.
Small-Cap Risk. Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large- or mid-cap stocks, for instance—a fund’s small-cap holdings could reduce performance.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include American Depositary receipts (ADRs), Global Depositary receipts (GDRs), and European Depositary receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid
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Financial Notes, unaudited (continued)
3. Risk Factors (continued):
than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund's investments in a single country or a limited number of countries represent a larger percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and the fund may be subject to increased price volatility.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount.
A fund’s use of derivative instruments involves risks different from, or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause the fund to lose more than the initial amount invested. The use of derivatives, subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or a fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund's or an index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market. The market price of the fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
0.32%	0.32%	0.32%	0.32%	0.46%	0.46%
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the funds during the report period:
Fund	Balance of Shares Held at 2/29/16	Gross Purchases	Gross Sales	Balance of Shares Held at 8/31/16	Market Value at 8/31/16	Realized Gains (Losses) 3/1/16 to 8/31/16	Dividends Received 3/1/16 to 8/31/16
Schwab Fundamental U.S. Broad Market Index ETF	2,712	176	—	2,888	$90,856	$—	$398
Schwab Fundamental U.S. Large Company Index ETF	17,086	7,488	(104)	24,470	769,826	578	1,649
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2016, each fund's total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Fundamental U.S. Broad Market Index ETF	$2,673,997	($903,427)
Schwab Fundamental U.S. Large Company Index ETF	25,779,662	(934,929)
Schwab Fundamental U.S. Small Company Index ETF	7,698,196	(1,802,873)
Schwab Fundamental International Large Company Index ETF	23,493,412	(909,528)
Schwab Fundamental International Small Company Index ETF	2,654,175	(414,326)
Schwab Fundamental Emerging Markets Large Company Index ETF	4,501,481	(341,917)
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the
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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.
5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), which matured on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from the line of credit during the period. On October 6, 2016, the Credit Facility was amended to run for a new 364 day period with an increased line of $555 million and a commitment fee of 0.15% per annum.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at August 31, 2016 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2016, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab Fundamental U.S. Broad Market Index ETF	$402,606	4
Schwab Fundamental U.S. Large Company Index ETF	2,690,978	26
Schwab Fundamental U.S. Small Company Index ETF	1,445,027	12
Schwab Fundamental International Large Company Index ETF	4,366,958	53
Schwab Fundamental International Small Company Index ETF	140,633	2
Schwab Fundamental Emerging Markets Large Company Index ETF	634,413	15
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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)
9. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2016, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$11,873,043	$10,402,024
Schwab Fundamental U.S. Large Company Index ETF	82,656,186	67,596,994
Schwab Fundamental U.S. Small Company Index ETF	160,289,319	144,591,622
Schwab Fundamental International Large Company Index ETF	87,735,297	61,339,950
Schwab Fundamental International Small Company Index ETF	95,860,521	86,502,712
Schwab Fundamental Emerging Markets Large Company Index ETF	168,153,928	40,991,536
10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2016 were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$11,548,942	—
Schwab Fundamental U.S. Large Company Index ETF	427,268,354	10,451,236
Schwab Fundamental U.S. Small Company Index ETF	238,767,620	5,934,297
Schwab Fundamental International Large Company Index ETF	279,940,331	—
Schwab Fundamental International Small Company Index ETF	123,463,003	10,378,485
Schwab Fundamental Emerging Markets Large Company Index ETF	32,963,750	—
For the period ended August 31, 2016, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2016 are disclosed in the funds' Statements of Operations, if any.
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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)
11. Federal Income Taxes
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 29, 2016, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
No expiration*	$1,050,504	$4,959,322	$9,026,549	$9,491,143	$3,803,715	$4,730,013
Total	$1,050,504	$4,959,322	$9,026,549	$9,491,143	$3,803,715	$4,730,013
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
As of February 29, 2016, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds' financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 29, 2016, the funds did not incur any interest or penalties.
12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (Board or Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreement (Agreement) between Schwab Strategic Trust (Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF (Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives extensive data provided by an independent provider of investment company data and an independent accounting firm. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on May 9, 2016 and June 1, 2016, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 1, 2016. The Board’s approval of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Funds’ portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered investments in CSIM’s infrastructure. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and relevant indices/benchmarks, in light of total return, yield, if applicable, and market trends. As part of this review, the

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Trustees considered the composition of the peer category and the selection criteria. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees noted that each Fund’s operating expense ratio was well below the average operating expense ratio charged by other funds in its peer group. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses together with certain commentary thereon from an independent accounting firm. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.
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Trustees and Officers
The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
71

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
72

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
73

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
74

Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
75

outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Russell Fundamental Developed ex-U.S. Large Company Index  An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell Fundamental Developed ex-U.S. Small Company Index  An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell Fundamental Emerging Markets Large Company Index  An index that ranks companies in the Russell Emerging Markets Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Emerging Markets Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Emerging Markets Index measures the performance of the investable securities in emerging countries globally.
Russell Fundamental U.S. Index  An index that selects, ranks, and weights securities by fundamental measures of company size as opposed to market capitalization. The fundamental overall company scores are created using as the universe the members of the Russell 3000 Index. Securities are grouped in order of decreasing company score for each index and each company receives a weight as a percentage of the sum of the weights of the individual securities within each index.
Russell Fundamental U.S. Large Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size, and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Fundamental U.S. Small Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
76

Schwab ETFs™ are designed to be low-cost, diversified investments which follow broad market indices and provide exposure to specific segments of the market. These ETFs can serve as part of the foundation of a diversified portfolio. The list to the right shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.csimfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.
Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. TIPS ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Aggregate Bond ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
    Index ETF
*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-877-824-5615
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR76318-03
00179042

Item 2:	Code of Ethics.

Not applicable to this semi-annual report.

Item 3:	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4:	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF are filed under this Item.

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	190,432,272	200,601,950
0.0%	Rights	1,852	2,205
0.2%	Other Investment Companies	326,517	326,517
99.8%	Total Investments	190,760,641	200,930,672
0.2%	Other Assets and Liabilities, Net		372,189
100.0%	Net Assets		201,302,861

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	582	9,975
BorgWarner, Inc.	3,002	103,239
Cooper Tire & Rubber Co.	798	27,124
Cooper-Standard Holding, Inc. *	190	18,819
Dana, Inc.	2,928	42,222
Delphi Automotive plc	1,753	123,867
Dorman Products, Inc. *	222	14,002
Drew Industries, Inc.	260	26,481
Ford Motor Co.	54,351	684,823
General Motors Co.	20,835	665,053
Gentex Corp.	2,080	37,003
Harley-Davidson, Inc.	1,764	92,963
Johnson Controls, Inc.	8,704	381,931
Lear Corp.	1,170	136,059
Standard Motor Products, Inc.	390	17,476
Tenneco, Inc. *	738	41,202
The Goodyear Tire & Rubber Co.	2,382	69,912
Thor Industries, Inc.	547	44,389
Visteon Corp.	658	46,521
		2,583,061
Banks 4.9%
Associated Banc-Corp.	1,266	25,117
Astoria Financial Corp.	763	11,674
BancorpSouth, Inc.	372	9,263
Bank of America Corp.	80,738	1,303,111
Bank of Hawaii Corp.	520	37,461
BankUnited, Inc.	392	12,603
BB&T Corp.	6,502	250,327
BOK Financial Corp.	130	8,979
Capitol Federal Financial, Inc.	2,418	34,771
Security	Number of Shares	Value ($)
Cathay General Bancorp	145	4,556
CIT Group, Inc.	2,819	103,965
Citigroup, Inc.	27,920	1,332,901
Citizens Financial Group, Inc.	2,469	61,157
Comerica, Inc.	1,560	73,772
Commerce Bancshares, Inc.	573	29,040
Community Bank System, Inc.	130	6,168
Cullen/Frost Bankers, Inc.	470	34,263
CVB Financial Corp.	650	11,563
East West Bancorp, Inc.	520	19,313
EverBank Financial Corp.	377	7,235
F.N.B. Corp.	910	11,366
Fifth Third Bancorp	8,476	170,876
First Citizens BancShares, Inc., Class A	35	9,972
First Financial Bancorp	661	14,410
First Financial Bankshares, Inc.	353	12,927
First Horizon National Corp.	2,470	37,989
First Republic Bank	523	40,250
Fulton Financial Corp.	1,560	22,558
Glacier Bancorp, Inc.	392	11,736
Great Western Bancorp, Inc.	361	12,361
Hancock Holding Co.	360	11,747
Huntington Bancshares, Inc.	5,169	51,742
IBERIABANK Corp.	130	8,940
International Bancshares Corp.	520	15,418
JPMorgan Chase & Co.	34,127	2,303,572
KeyCorp	9,064	113,844
M&T Bank Corp.	1,068	126,376
MB Financial, Inc.	390	15,280
NBT Bancorp, Inc.	260	8,395
New York Community Bancorp, Inc.	5,070	76,608
Northwest Bancshares, Inc.	1,536	23,839
Ocwen Financial Corp. *	4,000	14,240
Old National Bancorp	520	7,363
PacWest Bancorp	169	7,319
People's United Financial, Inc.	2,600	42,250
PHH Corp. *	3,990	61,047
Popular, Inc.	1,690	66,434
PrivateBancorp, Inc.	254	11,671
Prosperity Bancshares, Inc.	200	11,094
Regions Financial Corp.	12,810	127,716
Signature Bank *	93	11,347
SunTrust Banks, Inc.	4,148	182,802
SVB Financial Group *	130	14,438
Synovus Financial Corp.	522	17,268
TCF Financial Corp.	1,820	26,663
The PNC Financial Services Group, Inc.	3,900	351,390
Trustmark Corp.	520	14,747
U.S. Bancorp	11,311	499,381
UMB Financial Corp.	195	11,856
Umpqua Holdings Corp.	650	10,673
United Bankshares, Inc.	390	15,366
Valley National Bancorp	1,820	17,563
Washington Federal, Inc.	780	20,670
Webster Financial Corp.	520	20,088
Wells Fargo & Co.	34,232	1,738,985
Westamerica Bancorp	239	12,151
Wintrust Financial Corp.	130	7,225
Zions Bancorp	1,766	54,022
		9,853,214

See financial notes    1

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 8.4%
3M Co.	5,050	905,162
A.O. Smith Corp.	390	37,627
AAR Corp.	780	19,196
Actuant Corp., Class A	520	12,392
Acuity Brands, Inc.	133	36,591
AECOM *	2,372	73,129
Aegion Corp. *	390	7,223
AGCO Corp.	1,690	82,033
Air Lease Corp.	547	16,071
Aircastle Ltd.	680	14,722
Albany International Corp., Class A	390	16,509
Allegion plc	461	32,832
Allison Transmission Holdings, Inc.	707	19,612
AMETEK, Inc.	1,046	50,993
Apogee Enterprises, Inc.	159	7,696
Applied Industrial Technologies, Inc.	782	37,161
Armstrong World Industries, Inc. *	1,520	66,074
Astec Industries, Inc.	260	15,285
AZZ, Inc.	147	9,765
B/E Aerospace, Inc.	390	19,715
Barnes Group, Inc.	520	21,497
Beacon Roofing Supply, Inc. *	390	17,932
Briggs & Stratton Corp.	910	17,299
BWX Technologies, Inc.	1,094	42,458
Carlisle Cos., Inc.	520	54,527
Caterpillar, Inc.	8,862	726,241
Chart Industries, Inc. *	314	9,458
Chicago Bridge & Iron Co. N.V.	1,206	35,915
CIRCOR International, Inc.	130	7,678
CLARCOR, Inc.	390	25,533
Colfax Corp. *	650	19,292
Comfort Systems USA, Inc.	619	17,573
Crane Co.	390	25,085
Cubic Corp.	337	15,778
Cummins, Inc.	2,449	307,619
Curtiss-Wright Corp.	520	46,748
Deere & Co.	5,814	491,574
DigitalGlobe, Inc. *	390	10,565
Donaldson Co., Inc.	1,254	47,088
Dover Corp.	2,234	161,965
Dycom Industries, Inc. *	292	23,687
Eaton Corp. plc	4,421	294,173
EMCOR Group, Inc.	1,040	59,550
Emerson Electric Co.	10,468	551,454
Encore Wire Corp.	390	15,101
EnerSys	390	27,448
EnPro Industries, Inc.	130	7,007
ESCO Technologies, Inc.	396	17,868
Esterline Technologies Corp. *	260	20,007
Fastenal Co.	2,163	93,247
Flowserve Corp.	2,113	102,206
Fluor Corp.	4,825	250,417
Fortive Corp.	1,350	71,105
Fortune Brands Home & Security, Inc.	826	52,501
Franklin Electric Co., Inc.	260	9,945
GATX Corp.	650	28,503
Generac Holdings, Inc. *	716	26,707
General Cable Corp.	3,283	52,955
General Dynamics Corp.	3,057	465,337
General Electric Co.	76,103	2,377,458
Security	Number of Shares	Value ($)
Graco, Inc.	390	28,731
Granite Construction, Inc.	780	37,440
Griffon Corp.	879	15,048
H&E Equipment Services, Inc.	526	8,379
Harsco Corp.	4,695	46,715
HD Supply Holdings, Inc. *	282	10,183
HEICO Corp.	132	8,971
Herc Holdings, Inc. *	510	17,243
Hexcel Corp.	390	17,492
Hillenbrand, Inc.	520	16,718
Honeywell International, Inc.	4,761	555,656
Hubbell, Inc.	558	60,437
Huntington Ingalls Industries, Inc.	325	53,680
Hyster-Yale Materials Handling, Inc.	138	7,139
IDEX Corp.	390	36,442
Illinois Tool Works, Inc.	3,732	443,548
Ingersoll-Rand plc	2,863	194,655
Jacobs Engineering Group, Inc. *	2,876	151,536
Joy Global, Inc.	4,635	126,443
Kaman Corp.	260	11,671
KBR, Inc.	6,003	88,124
Kennametal, Inc.	1,525	42,639
KLX, Inc. *	710	26,511
L-3 Communications Holdings, Inc.	2,040	303,593
Lennox International, Inc.	309	49,771
Lincoln Electric Holdings, Inc.	650	41,314
Lindsay Corp.	77	5,541
Lockheed Martin Corp.	2,323	564,419
Masco Corp.	822	29,165
Masonite International Corp. *	130	8,675
MasTec, Inc. *	1,127	33,190
Moog, Inc., Class A *	390	23,006
MRC Global, Inc. *	2,564	37,614
MSC Industrial Direct Co., Inc., Class A	409	29,873
Mueller Industries, Inc.	1,247	43,096
MYR Group, Inc. *	572	16,588
Nordson Corp.	260	25,670
Northrop Grumman Corp.	2,768	587,010
NOW, Inc. *	2,946	60,805
Orbital ATK, Inc.	296	22,327
Oshkosh Corp.	1,643	88,607
Owens Corning	1,580	86,774
PACCAR, Inc.	3,462	207,166
Parker-Hannifin Corp.	1,912	234,277
Pentair plc	1,306	83,649
Primoris Services Corp.	556	10,686
Quanex Building Products Corp.	520	10,052
Quanta Services, Inc. *	3,251	83,648
Raven Industries, Inc.	755	18,528
Raytheon Co.	3,849	539,360
RBC Bearings, Inc. *	109	8,621
Regal Beloit Corp.	749	45,936
Rexnord Corp. *	481	10,635
Rockwell Automation, Inc.	980	113,611
Rockwell Collins, Inc.	1,300	108,797
Roper Technologies, Inc.	390	69,245
Rush Enterprises, Inc., Class A *	520	12,366
Simpson Manufacturing Co., Inc.	390	17,113
Snap-on, Inc.	390	59,783
Spirit AeroSystems Holdings, Inc., Class A *	999	45,774
SPX Corp. *	2,676	50,683

2    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Standex International Corp.	92	7,745
Stanley Black & Decker, Inc.	1,186	146,767
Teledyne Technologies, Inc. *	260	27,856
Tennant Co.	130	8,415
Terex Corp.	1,730	42,004
Textron, Inc.	2,713	110,826
The Boeing Co.	4,408	570,616
The Greenbrier Cos., Inc.	252	8,540
The Middleby Corp. *	139	17,813
The Timken Co.	1,810	61,305
The Toro Co.	520	50,518
Titan International, Inc.	2,534	23,287
Titan Machinery, Inc. *	675	7,229
TransDigm Group, Inc. *	268	76,431
TriMas Corp. *	336	6,444
Trinity Industries, Inc.	1,924	46,984
Triumph Group, Inc.	996	31,733
Tutor Perini Corp. *	1,064	24,674
United Rentals, Inc. *	861	70,869
United Technologies Corp.	9,697	1,032,052
Universal Forest Products, Inc.	355	38,748
Valmont Industries, Inc.	336	43,838
W.W. Grainger, Inc.	763	175,994
WABCO Holdings, Inc. *	390	41,636
Wabtec Corp.	390	29,878
Watsco, Inc.	260	38,444
Watts Water Technologies, Inc., Class A	260	16,744
WESCO International, Inc. *	838	52,090
Woodward, Inc.	390	24,461
Xylem, Inc.	1,430	72,730
		16,827,329
Commercial & Professional Services 1.1%
ABM Industries, Inc.	1,170	44,963
ACCO Brands Corp. *	999	9,990
Brady Corp., Class A	681	22,807
CEB, Inc.	70	4,214
Cintas Corp.	627	73,679
Clean Harbors, Inc. *	443	21,175
Copart, Inc. *	759	38,724
Covanta Holding Corp.	1,040	15,486
Deluxe Corp.	520	35,448
Equifax, Inc.	522	68,852
Essendant, Inc.	928	17,975
FTI Consulting, Inc. *	654	28,966
G&K Services, Inc., Class A	260	25,306
Healthcare Services Group, Inc.	390	15,744
Herman Miller, Inc.	780	28,135
HNI Corp.	502	28,032
Huron Consulting Group, Inc. *	130	8,172
ICF International, Inc. *	260	10,881
Insperity, Inc.	154	10,095
Interface, Inc.	390	6,895
KAR Auction Services, Inc.	522	22,070
Kelly Services, Inc., Class A	1,430	27,342
Kforce, Inc.	520	10,062
Knoll, Inc.	520	13,759
Korn/Ferry International	520	12,397
ManpowerGroup, Inc.	1,563	111,692
Matthews International Corp., Class A	390	23,989
McGrath RentCorp	260	8,312
Security	Number of Shares	Value ($)
Mobile Mini, Inc.	130	3,887
MSA Safety, Inc.	260	15,145
Navigant Consulting, Inc. *	910	17,872
Nielsen Holdings plc	1,493	79,547
On Assignment, Inc. *	130	4,902
Pitney Bowes, Inc.	4,040	75,790
Quad/Graphics, Inc.	2,584	70,000
R.R. Donnelley & Sons Co.	4,682	80,062
Republic Services, Inc.	3,260	164,695
Resources Connection, Inc.	910	13,732
Robert Half International, Inc.	1,499	57,457
Rollins, Inc.	390	11,115
Steelcase, Inc., Class A	1,724	25,757
Stericycle, Inc. *	260	22,355
Team, Inc. *	130	4,130
Tetra Tech, Inc.	1,210	42,713
The Brink's Co.	571	20,841
The Dun & Bradstreet Corp.	520	71,578
TrueBlue, Inc. *	780	17,043
Tyco International plc	3,403	148,643
UniFirst Corp.	130	16,691
Verisk Analytics, Inc. *	712	59,132
Viad Corp.	390	13,946
Waste Management, Inc.	5,218	333,639
West Corp.	611	14,316
		2,130,150
Consumer Durables & Apparel 1.3%
Arctic Cat, Inc.	460	6,518
Brunswick Corp.	260	11,957
Carter's, Inc.	394	37,544
Coach, Inc.	5,673	216,595
Columbia Sportswear Co.	260	14,604
Crocs, Inc. *	1,280	11,059
D.R. Horton, Inc.	1,211	38,825
Deckers Outdoor Corp. *	394	25,748
Fossil Group, Inc. *	1,000	28,560
G-III Apparel Group Ltd. *	260	8,208
Garmin Ltd.	1,527	74,945
Hanesbrands, Inc.	1,592	42,252
Harman International Industries, Inc.	425	35,993
Hasbro, Inc.	1,138	93,020
Helen of Troy Ltd. *	260	23,488
Iconix Brand Group, Inc. *	2,318	19,471
La-Z-Boy, Inc.	780	20,803
Leggett & Platt, Inc.	1,560	81,869
Lennar Corp., Class A	532	25,164
lululemon athletica, Inc. *	343	26,243
M.D.C Holdings, Inc.	260	6,789
Mattel, Inc.	5,532	183,275
Meritage Homes Corp. *	260	9,334
Michael Kors Holdings Ltd. *	847	41,461
Mohawk Industries, Inc. *	393	83,623
Newell Brands, Inc.	2,215	117,572
NIKE, Inc., Class B	7,845	452,186
NVR, Inc. *	50	84,340
Oxford Industries, Inc.	104	6,491
Polaris Industries, Inc.	144	12,476
PulteGroup, Inc.	1,560	33,337
PVH Corp.	669	72,091
Ralph Lauren Corp.	1,272	131,805

See financial notes    3

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Skechers U.S.A., Inc., Class A *	650	15,801
Smith & Wesson Holding Corp. *	597	16,806
Steven Madden Ltd. *	390	13,685
Sturm Ruger & Co., Inc.	176	10,787
Tempur Sealy International, Inc. *	466	36,544
Toll Brothers, Inc. *	403	12,529
Tupperware Brands Corp.	727	47,640
Under Armour, Inc., Class A *	260	10,304
Under Armour, Inc., Class C *	261	9,305
VF Corp.	2,592	160,834
Whirlpool Corp.	1,027	183,463
Wolverine World Wide, Inc.	687	16,426
		2,611,770
Consumer Services 1.9%
Apollo Education Group, Inc. *	6,730	59,695
Aramark	1,361	51,623
Bloomin' Brands, Inc.	1,531	29,916
Bob Evans Farms, Inc.	614	25,174
Boyd Gaming Corp. *	449	8,755
Brinker International, Inc.	1,105	59,350
Buffalo Wild Wings, Inc. *	80	12,976
Caesars Entertainment Corp. *	1,110	7,015
Capella Education Co.	319	18,795
Career Education Corp. *	4,995	32,667
Carnival Corp.	4,092	195,598
Chipotle Mexican Grill, Inc. *	77	31,857
Choice Hotels International, Inc.	391	18,960
Churchill Downs, Inc.	49	7,320
Cracker Barrel Old Country Store, Inc.	134	20,383
Darden Restaurants, Inc.	1,453	89,563
DeVry Education Group, Inc.	1,975	45,504
DineEquity, Inc.	130	10,139
Domino's Pizza, Inc.	282	42,179
Dunkin' Brands Group, Inc.	311	15,223
Graham Holdings Co., Class B	76	37,267
Grand Canyon Education, Inc. *	189	7,849
H&R Block, Inc.	2,080	45,053
Hilton Worldwide Holdings, Inc.	2,459	58,696
Houghton Mifflin Harcourt Co. *	391	6,236
Hyatt Hotels Corp., Class A *	260	13,905
International Game Technology plc	905	20,661
International Speedway Corp., Class A	390	12,983
Jack in the Box, Inc.	473	47,045
K12, Inc. *	1,104	13,193
La Quinta Holdings, Inc. *	795	9,182
Las Vegas Sands Corp.	2,866	143,902
Marriott International, Inc., Class A	1,125	80,246
Marriott Vacations Worldwide Corp.	188	14,495
McDonald's Corp.	9,803	1,133,815
MGM Resorts International *	2,340	55,903
Norwegian Cruise Line Holdings Ltd. *	263	9,439
Panera Bread Co., Class A *	194	42,127
Papa John's International, Inc.	92	6,884
Penn National Gaming, Inc. *	841	11,925
Red Robin Gourmet Burgers, Inc. *	260	13,068
Regis Corp. *	1,300	16,341
Royal Caribbean Cruises Ltd.	1,009	71,750
SeaWorld Entertainment, Inc.	1,911	24,862
Service Corp. International	1,408	37,227
Six Flags Entertainment Corp.	260	12,680
Security	Number of Shares	Value ($)
Sotheby's	281	11,142
Starbucks Corp.	4,124	231,892
Starwood Hotels & Resorts Worldwide, Inc.	1,200	92,952
Strayer Education, Inc. *	520	25,314
Texas Roadhouse, Inc.	520	23,020
The Cheesecake Factory, Inc.	650	33,416
The Wendy's Co.	3,640	37,092
Vail Resorts, Inc.	161	25,507
Weight Watchers International, Inc. *(b)	3,512	36,911
Wyndham Worldwide Corp.	1,362	96,416
Wynn Resorts Ltd.	1,352	120,761
Yum! Brands, Inc.	3,024	274,307
		3,738,156
Diversified Financials 4.0%
Affiliated Managers Group, Inc. *	130	18,467
Ally Financial, Inc.	9,690	194,188
American Capital Agency Corp.	3,500	67,585
American Express Co.	9,494	622,617
Ameriprise Financial, Inc.	1,649	166,681
Annaly Capital Management, Inc.	16,033	171,713
Anworth Mortgage Asset Corp.	1,300	6,357
Berkshire Hathaway, Inc., Class B *	11,571	1,741,320
BGC Partners, Inc., Class A	1,483	13,006
BlackRock, Inc.	553	206,164
Capital One Financial Corp.	5,663	405,471
Capstead Mortgage Corp.	780	7,738
Cash America International, Inc.	394	17,151
CBOE Holdings, Inc.	394	27,064
Chimera Investment Corp.	2,092	34,497
CME Group, Inc.	1,717	186,037
Credit Acceptance Corp. *	53	10,581
Discover Financial Services	4,541	272,460
E*TRADE Financial Corp. *	1,690	44,582
Eaton Vance Corp.	934	37,388
Evercore Partners, Inc., Class A	205	10,504
EZCORP, Inc., Class A *	3,723	38,533
FactSet Research Systems, Inc.	88	15,667
Federated Investors, Inc., Class B	1,430	46,189
First Cash Financial Services, Inc.	142	7,344
FNFV Group *	2,538	32,715
Franklin Resources, Inc.	4,237	154,650
Greenhill & Co., Inc.	348	7,983
Intercontinental Exchange, Inc.	150	42,303
Invesco Ltd.	2,908	90,701
Invesco Mortgage Capital, Inc.	1,077	16,952
Janus Capital Group, Inc.	628	9,338
Lazard Ltd., Class A	390	14,442
Legg Mason, Inc.	1,722	59,564
Leucadia National Corp.	2,319	44,409
LPL Financial Holdings, Inc.	1,577	46,884
MarketAxess Holdings, Inc.	86	14,494
MFA Financial, Inc.	4,293	33,142
Moody's Corp.	668	72,605
Morgan Stanley	6,725	215,603
Morningstar, Inc.	94	7,809
MSCI, Inc.	339	30,551
Nasdaq, Inc.	1,045	74,414
Navient Corp.	3,430	49,323
Nelnet, Inc., Class A	365	12,921

4    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
New Residential Investment Corp.	1,118	16,043
Northern Trust Corp.	1,362	96,144
PennyMac Mortgage Investment Trust	1,076	16,398
PRA Group, Inc. *	566	18,101
Raymond James Financial, Inc.	520	30,248
Redwood Trust, Inc.	780	11,544
S&P Global, Inc.	1,821	224,966
SEI Investments Co.	1,040	47,944
SLM Corp. *	15,877	117,728
Starwood Property Trust, Inc.	1,100	25,190
State Street Corp.	2,963	208,121
Stifel Financial Corp. *	339	13,340
Synchrony Financial	3,357	93,425
T. Rowe Price Group, Inc.	1,851	128,719
TD Ameritrade Holding Corp.	1,047	34,410
The Bank of New York Mellon Corp.	5,704	237,686
The Charles Schwab Corp. (a)	2,888	90,856
The Goldman Sachs Group, Inc.	5,982	1,013,710
Thomson Reuters Corp.	3,903	161,935
Two Harbors Investment Corp.	1,090	9,701
Voya Financial, Inc.	1,194	34,913
Waddell & Reed Financial, Inc., Class A	754	14,024
Western Asset Mortgage Capital Corp.	700	7,406
World Acceptance Corp. *	656	31,560
		8,084,219
Energy 13.7%
Anadarko Petroleum Corp.	5,815	310,928
Apache Corp.	8,759	435,322
Archrock, Inc.	3,263	35,958
Atwood Oceanics, Inc.	2,538	20,050
Baker Hughes, Inc.	6,788	333,494
Bill Barrett Corp. *	3,928	26,082
Bristow Group, Inc.	1,549	17,674
Cabot Oil & Gas Corp.	1,725	42,487
California Resources Corp.	1,905	18,917
CARBO Ceramics, Inc.	874	10,951
Chesapeake Energy Corp. *	34,479	218,942
Chevron Corp.	50,100	5,039,058
Cimarex Energy Co.	401	53,004
Concho Resources, Inc. *	366	47,287
ConocoPhillips	40,219	1,650,990
CONSOL Energy, Inc.	6,914	126,111
Continental Resources, Inc. *	417	19,999
Delek US Holdings, Inc.	412	7,231
Denbury Resources, Inc. *	21,024	64,754
Devon Energy Corp.	9,365	405,785
Diamond Offshore Drilling, Inc.	3,127	57,756
Dril-Quip, Inc. *	434	24,117
Energen Corp.	1,063	61,123
Ensco plc, Class A	9,398	71,331
EOG Resources, Inc.	3,202	283,345
EQT Corp.	917	65,566
Exxon Mobil Corp.	93,791	8,172,948
FMC Technologies, Inc. *	1,982	55,892
Forum Energy Technologies, Inc. *	443	7,784
Golar LNG Ltd.	872	18,164
Green Plains, Inc.	1,360	33,021
Halliburton Co.	12,922	555,775
Helix Energy Solutions Group, Inc. *	2,881	21,608
Helmerich & Payne, Inc.	1,198	72,431
Security	Number of Shares	Value ($)
Hess Corp.	8,853	480,718
HollyFrontier Corp.	6,176	159,835
Hornbeck Offshore Services, Inc. *	1,324	7,242
Kinder Morgan, Inc.	13,528	295,587
Marathon Oil Corp.	32,504	488,210
Marathon Petroleum Corp.	16,604	705,836
Matrix Service Co. *	390	7,211
McDermott International, Inc. *	9,727	50,872
Murphy Oil Corp.	8,610	230,059
Nabors Industries Ltd.	9,716	96,577
National Oilwell Varco, Inc.	8,854	296,963
Newfield Exploration Co. *	1,710	74,146
Newpark Resources, Inc. *	2,943	20,778
Noble Corp. plc	7,801	44,934
Noble Energy, Inc.	3,232	111,439
Nordic American Tankers Ltd.	381	3,909
Oasis Petroleum, Inc. *	1,177	11,158
Occidental Petroleum Corp.	11,432	878,549
Oceaneering International, Inc.	1,700	45,084
Oil States International, Inc. *	850	26,367
ONEOK, Inc.	3,009	141,092
Patterson-UTI Energy, Inc.	4,255	82,930
PBF Energy, Inc., Class A	1,000	21,900
PDC Energy, Inc. *	130	8,632
Phillips 66	13,647	1,070,607
Pioneer Energy Services Corp. *	2,748	9,151
Pioneer Natural Resources Co.	400	71,620
QEP Resources, Inc.	4,781	91,317
Range Resources Corp.	997	38,454
Renewable Energy Group, Inc. *	1,067	9,571
Rowan Cos. plc, Class A	1,836	22,877
RPC, Inc. *	686	10,516
Schlumberger Ltd.	13,564	1,071,556
SEACOR Holdings, Inc. *	715	42,028
Seadrill Ltd. *(b)	25,498	61,450
SemGroup Corp., Class A	585	18,194
Ship Finance International Ltd. (b)	520	7,847
SM Energy Co.	1,288	48,789
Southwestern Energy Co. *	6,570	91,389
Spectra Energy Corp.	6,768	241,076
Superior Energy Services, Inc.	3,006	50,591
Targa Resources Corp.	799	34,820
Teekay Corp.	1,503	10,867
Tesco Corp.	1,493	10,167
Tesoro Corp.	2,124	160,192
TETRA Technologies, Inc. *	1,385	8,379
The Williams Cos., Inc.	6,738	188,260
Tidewater, Inc.	2,880	9,418
Transocean Ltd. *(b)	18,280	177,316
Unit Corp. *	2,341	40,008
US Silica Holdings, Inc.	439	17,231
Valero Energy Corp.	14,101	780,490
W&T Offshore, Inc. *	8,124	13,892
Weatherford International plc *	20,713	113,300
Whiting Petroleum Corp. *	5,453	39,752
World Fuel Services Corp.	4,004	178,498
WPX Energy, Inc. *	5,519	66,228
		27,481,764

See financial notes    5

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 3.6%
Casey's General Stores, Inc.	516	67,756
Costco Wholesale Corp.	5,334	864,588
CVS Health Corp.	16,459	1,537,271
Ingles Markets, Inc., Class A	469	17,742
Performance Food Group Co. *	700	17,990
PriceSmart, Inc.	130	10,859
Rite Aid Corp. *	4,526	34,081
SpartanNash Co.	670	21,453
Sprouts Farmers Market, Inc. *	472	10,634
SUPERVALU, Inc. *	4,219	23,120
Sysco Corp.	9,379	486,395
The Andersons, Inc.	631	23,315
The Kroger Co.	13,339	426,715
United Natural Foods, Inc. *	1,223	55,769
Wal-Mart Stores, Inc.	40,139	2,867,530
Walgreens Boots Alliance, Inc.	8,777	708,392
Whole Foods Market, Inc.	5,373	163,232
		7,336,842
Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	12,191	805,703
Archer-Daniels-Midland Co.	17,049	746,064
B&G Foods, Inc.	267	12,677
Brown-Forman Corp., Class B	1,598	77,583
Bunge Ltd.	5,350	341,865
Cal-Maine Foods, Inc.	260	11,944
Campbell Soup Co.	1,383	83,976
ConAgra Foods, Inc.	4,070	189,703
Constellation Brands, Inc., Class A	390	63,979
Darling Ingredients, Inc. *	1,500	21,120
Dean Foods Co.	1,310	22,545
Dr. Pepper Snapple Group, Inc.	1,677	157,135
Flowers Foods, Inc.	812	12,107
Fresh Del Monte Produce, Inc.	910	52,935
General Mills, Inc.	5,775	408,985
Hormel Foods Corp.	2,016	77,132
Ingredion, Inc.	790	108,198
J&J Snack Foods Corp.	130	15,860
Kellogg Co.	2,251	185,055
Lancaster Colony Corp.	260	34,978
McCormick & Co., Inc. Non-Voting Shares	910	92,784
Mead Johnson Nutrition Co.	679	57,763
Molson Coors Brewing Co., Class B	994	101,706
Mondelez International, Inc., Class A	13,039	587,016
Monster Beverage Corp. *	335	51,553
PepsiCo, Inc.	12,691	1,354,764
Philip Morris International, Inc.	16,802	1,679,024
Pilgrim's Pride Corp.	693	15,994
Pinnacle Foods, Inc.	499	25,274
Reynolds American, Inc.	4,524	224,255
Sanderson Farms, Inc.	393	37,818
Snyder's-Lance, Inc.	390	13,783
The Coca-Cola Co.	29,935	1,300,077
The Hain Celestial Group, Inc. *	260	9,555
The Hershey Co.	912	91,100
The J.M. Smucker Co.	1,103	156,394
The Kraft Heinz Co.	2,796	250,214
The WhiteWave Foods Co. *	492	27,272
Security	Number of Shares	Value ($)
TreeHouse Foods, Inc. *	260	24,630
Tyson Foods, Inc., Class A	4,490	339,309
Universal Corp.	727	43,744
Vector Group Ltd.	572	12,761
		9,926,334
Health Care Equipment & Services 5.2%
Abbott Laboratories	10,408	437,344
Aetna, Inc.	4,041	473,282
Air Methods Corp. *	191	6,719
Alere, Inc. *	418	16,356
Align Technology, Inc. *	98	9,104
Allscripts Healthcare Solutions, Inc. *	2,253	29,086
Amedisys, Inc. *	312	15,017
AmerisourceBergen Corp.	2,213	192,465
Amsurg Corp. *	260	16,879
Analogic Corp.	130	11,570
Anthem, Inc.	6,849	856,673
Baxter International, Inc.	8,812	411,785
Becton Dickinson & Co.	1,614	286,017
Boston Scientific Corp. *	5,798	138,108
Brookdale Senior Living, Inc. *	1,544	26,572
C.R. Bard, Inc.	699	154,367
Cardinal Health, Inc.	5,722	455,872
Centene Corp. *	1,623	110,835
Cerner Corp. *	884	57,053
Chemed Corp.	260	35,082
Cigna Corp.	1,217	156,092
Community Health Systems, Inc. *	1,912	20,420
CONMED Corp.	260	10,608
Danaher Corp.	2,700	219,807
DaVita HealthCare Partners, Inc. *	1,182	76,393
DENTSPLY SIRONA, Inc.	1,139	70,003
Edwards Lifesciences Corp. *	586	67,484
Envision Healthcare Holdings, Inc. *	1,204	25,838
Express Scripts Holding Co. *	8,568	622,894
Haemonetics Corp. *	229	8,510
Halyard Health, Inc. *	1,220	44,469
HCA Holdings, Inc. *	4,710	355,840
HealthSouth Corp.	390	15,877
Henry Schein, Inc. *	733	120,058
Hill-Rom Holdings, Inc.	780	46,262
Humana, Inc.	2,085	372,610
IDEXX Laboratories, Inc. *	520	58,594
IMS Health Holdings, Inc. *	410	12,226
Intuitive Surgical, Inc. *	132	90,607
Invacare Corp.	702	8,333
Laboratory Corp. of America Holdings *	659	90,237
LifePoint Health, Inc. *	780	44,148
Magellan Health, Inc. *	817	46,667
Masimo Corp. *	260	15,376
McKesson Corp.	3,032	559,768
MEDNAX, Inc. *	520	34,200
Medtronic plc	7,211	627,573
Molina Healthcare, Inc. *	520	27,981
Owens & Minor, Inc.	2,217	76,198
Patterson Cos., Inc.	1,170	53,820
PharMerica Corp. *	410	10,357
Quality Systems, Inc.	530	6,238
Quest Diagnostics, Inc.	2,730	226,099
ResMed, Inc.	780	52,018

6    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Select Medical Holdings Corp. *	1,492	17,725
St. Jude Medical, Inc.	2,638	205,553
Stryker Corp.	1,994	230,626
Team Health Holdings, Inc. *	181	6,027
Teleflex, Inc.	274	50,167
Tenet Healthcare Corp. *	1,725	41,228
The Cooper Cos., Inc.	130	24,170
Triple-S Management Corp., Class B *	520	11,383
UnitedHealth Group, Inc.	10,536	1,433,423
Universal Health Services, Inc., Class B	599	72,197
Varian Medical Systems, Inc. *	780	74,981
VCA, Inc. *	560	39,654
WellCare Health Plans, Inc. *	657	74,044
West Pharmaceutical Services, Inc.	520	42,552
Zimmer Biomet Holdings, Inc.	1,676	217,226
		10,554,747
Household & Personal Products 2.1%
Avon Products, Inc.	23,932	136,412
Church & Dwight Co., Inc.	827	82,220
Colgate-Palmolive Co.	6,905	513,318
Edgewell Personal Care Co. *	520	41,605
Energizer Holdings, Inc.	189	9,340
Herbalife Ltd. *	1,347	81,830
Kimberly-Clark Corp.	2,609	334,109
Nu Skin Enterprises, Inc., Class A	1,135	65,694
Spectrum Brands Holdings, Inc.	130	17,446
The Clorox Co.	711	93,170
The Estee Lauder Cos., Inc., Class A	1,093	97,528
The Procter & Gamble Co.	30,322	2,647,414
WD-40 Co.	130	15,386
		4,135,472
Insurance 3.5%
Aflac, Inc.	4,376	324,612
Alleghany Corp. *	57	30,563
Allied World Assurance Co. Holdings AG	1,188	48,185
Ambac Financial Group, Inc. *	1,120	20,317
American Equity Investment Life Holding Co.	532	9,374
American Financial Group, Inc.	1,040	78,156
American International Group, Inc.	17,150	1,026,084
AmTrust Financial Services, Inc.	316	8,371
Aon plc	1,693	188,516
Arch Capital Group Ltd. *	1,105	89,439
Argo Group International Holdings Ltd.	322	18,270
Arthur J. Gallagher & Co.	780	38,540
Aspen Insurance Holdings Ltd.	1,040	47,798
Assurant, Inc.	1,266	113,370
Assured Guaranty Ltd.	1,076	29,881
Axis Capital Holdings Ltd.	1,714	97,475
Brown & Brown, Inc.	650	24,355
Chubb Ltd.	3,814	484,111
Cincinnati Financial Corp.	1,318	101,631
CNA Financial Corp.	302	10,060
CNO Financial Group, Inc.	2,250	36,562
Employers Holdings, Inc.	568	17,307
Endurance Specialty Holdings Ltd.	610	40,168
Erie Indemnity Co., Class A	99	10,101
Security	Number of Shares	Value ($)
Everest Re Group Ltd.	524	101,331
First American Financial Corp.	1,170	50,415
FNF Group	2,514	94,753
Genworth Financial, Inc., Class A *	19,459	92,041
Horace Mann Educators Corp.	390	14,254
Infinity Property & Casualty Corp.	260	21,908
Kemper Corp.	926	34,679
Lincoln National Corp.	2,235	107,347
Loews Corp.	4,941	206,830
Maiden Holdings Ltd.	740	10,219
Markel Corp. *	35	32,589
Marsh & McLennan Cos., Inc.	3,436	232,377
MBIA, Inc. *	2,549	20,545
Mercury General Corp.	390	21,177
MetLife, Inc.	7,034	305,276
Old Republic International Corp.	2,380	45,767
Primerica, Inc.	794	45,202
Principal Financial Group, Inc.	1,718	84,302
ProAssurance Corp.	792	43,576
Prudential Financial, Inc.	3,120	247,666
Reinsurance Group of America, Inc.	808	86,715
RenaissanceRe Holdings Ltd.	651	77,925
RLI Corp.	520	36,910
Safety Insurance Group, Inc.	130	8,639
Selective Insurance Group, Inc.	561	22,384
Stewart Information Services Corp.	262	11,994
The Allstate Corp.	4,491	309,699
The Hanover Insurance Group, Inc.	530	41,446
The Hartford Financial Services Group, Inc.	4,597	188,799
The Progressive Corp.	7,203	234,530
The Travelers Cos., Inc.	7,280	864,209
Torchmark Corp.	1,352	87,447
Unum Group	3,770	134,250
Validus Holdings Ltd.	922	46,828
W.R. Berkley Corp.	1,118	66,376
White Mountains Insurance Group Ltd.	70	57,681
XL Group Ltd.	2,605	89,169
		7,070,501
Materials 4.2%
A. Schulman, Inc.	520	13,260
Air Products & Chemicals, Inc.	1,448	225,338
Albemarle Corp.	1,264	101,082
Alcoa, Inc.	18,538	186,863
Allegheny Technologies, Inc.	2,906	49,576
AptarGroup, Inc.	786	61,292
Ashland, Inc.	620	72,590
Avery Dennison Corp.	943	73,026
Axalta Coating Systems Ltd. *	452	12,936
Ball Corp.	2,164	171,367
Bemis Co., Inc.	1,300	68,380
Berry Plastics Group, Inc. *	353	16,023
Boise Cascade Co. *	374	9,814
Cabot Corp.	1,047	52,203
Calgon Carbon Corp.	341	4,945
Carpenter Technology Corp.	850	30,838
Celanese Corp., Series A	1,170	75,383
Century Aluminum Co. *	1,306	8,202
CF Industries Holdings, Inc.	3,916	101,816
Chemtura Corp. *	1,040	31,190

See financial notes    7

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Clearwater Paper Corp. *	450	27,932
Cliffs Natural Resources, Inc. *	26,795	152,731
Commercial Metals Co.	3,640	56,493
Compass Minerals International, Inc.	260	19,378
Crown Holdings, Inc. *	780	42,299
Domtar Corp.	2,471	92,218
E.I. du Pont de Nemours & Co.	7,859	546,986
Eagle Materials, Inc.	110	8,841
Eastman Chemical Co.	1,564	106,180
Ecolab, Inc.	994	122,312
Ferro Corp. *	346	4,616
FMC Corp.	1,089	51,118
Freeport-McMoRan, Inc.	58,364	600,566
Graphic Packaging Holding Co.	2,990	42,877
Greif, Inc., Class A	683	29,116
H.B. Fuller Co.	520	24,690
Hecla Mining Co.	4,339	24,212
Huntsman Corp.	4,564	78,912
Innophos Holdings, Inc.	260	10,977
Innospec, Inc.	291	17,250
International Flavors & Fragrances, Inc.	520	72,062
International Paper Co.	6,605	320,276
Kaiser Aluminum Corp.	260	22,160
KapStone Paper & Packaging Corp.	492	8,615
Koppers Holdings, Inc. *	815	26,602
Kraton Performance Polymers, Inc. *	390	14,063
Louisiana-Pacific Corp. *	780	15,194
LyondellBasell Industries N.V., Class A	6,285	495,824
Martin Marietta Materials, Inc.	262	47,954
Materion Corp.	260	7,628
Minerals Technologies, Inc.	390	27,522
Monsanto Co.	4,074	433,881
Neenah Paper, Inc.	100	8,043
NewMarket Corp.	73	31,678
Newmont Mining Corp.	10,259	392,304
Nucor Corp.	5,510	267,290
Olin Corp.	1,302	28,175
Owens-Illinois, Inc. *	2,750	49,307
P.H. Glatfelter Co.	650	14,411
Packaging Corp. of America	654	51,424
PolyOne Corp.	650	22,406
PPG Industries, Inc.	2,047	216,736
Praxair, Inc.	2,602	317,548
Quaker Chemical Corp.	71	7,100
Reliance Steel & Aluminum Co.	1,690	121,815
Royal Gold, Inc.	176	12,904
RPM International, Inc.	1,170	63,800
Schnitzer Steel Industries, Inc., Class A	2,212	41,541
Schweitzer-Mauduit International, Inc.	260	10,213
Sealed Air Corp.	917	43,218
Sensient Technologies Corp.	520	38,080
Silgan Holdings, Inc.	520	25,022
Sonoco Products Co.	1,430	73,702
Southern Copper Corp.	2,118	54,687
Steel Dynamics, Inc.	4,397	108,254
Stepan Co.	455	31,968
Stillwater Mining Co. *	782	9,892
SunCoke Energy, Inc.	2,547	16,606
The Chemours Co.	3,381	44,595
The Dow Chemical Co.	12,109	649,527
The Mosaic Co.	8,652	260,166
The Scotts Miracle-Gro Co., Class A	520	43,056
Security	Number of Shares	Value ($)
The Sherwin-Williams Co.	311	88,234
The Valspar Corp.	650	68,516
Tronox Ltd., Class A	2,810	25,655
United States Steel Corp.	6,387	124,163
Vulcan Materials Co.	395	44,979
W.R. Grace & Co.	130	10,157
Westlake Chemical Corp.	400	20,728
WestRock Co.	1,822	87,274
Worthington Industries, Inc.	780	33,462
		8,476,245
Media 2.9%
AMC Networks, Inc., Class A *	130	7,064
CBS Corp., Class B Non-Voting Shares	5,962	304,241
Charter Communications, Inc., Class A *	2,062	530,367
Cinemark Holdings, Inc.	1,173	45,336
Comcast Corp., Class A	17,184	1,121,428
Discovery Communications, Inc., Class A *	2,436	62,142
Discovery Communications, Inc., Class C *	3,902	96,848
DISH Network Corp., Class A *	1,236	62,084
John Wiley & Sons, Inc., Class A	390	22,671
Lions Gate Entertainment Corp.	260	5,450
Live Nation Entertainment, Inc. *	876	23,407
Meredith Corp.	418	22,171
National CineMedia, Inc.	791	11,825
News Corp., Class A	6,051	85,077
Omnicom Group, Inc.	2,730	235,135
Regal Entertainment Group, Class A (b)	1,300	27,794
Scholastic Corp.	780	31,403
Scripps Networks Interactive, Inc., Class A	1,069	67,743
Sinclair Broadcast Group, Inc., Class A	283	8,060
Sirius XM Holdings, Inc. *	8,609	35,641
Starz, Class A *	343	10,698
TEGNA, Inc.	2,862	57,984
The Interpublic Group of Cos., Inc.	3,707	85,780
The New York Times Co., Class A	1,489	19,268
The Walt Disney Co.	10,283	971,332
Time Warner, Inc.	14,225	1,115,382
Time, Inc.	3,965	55,906
Tribune Media Co., Class A	441	16,793
Twenty-First Century Fox, Inc., Class A	9,729	238,750
Twenty-First Century Fox, Inc., Class B	3,205	79,644
Viacom, Inc., Class B	9,855	397,551
		5,854,975
Pharmaceuticals, Biotechnology & Life Sciences 5.1%
AbbVie, Inc.	5,691	364,793
Agilent Technologies, Inc.	2,235	105,000
Alexion Pharmaceuticals, Inc. *	130	16,362
Allergan plc *	164	38,465
Amgen, Inc.	5,300	901,318
Bio-Rad Laboratories, Inc., Class A *	251	37,351
Bio-Techne Corp.	130	13,696
Biogen, Inc. *	601	183,684
Bristol-Myers Squibb Co.	8,995	516,223
Bruker Corp.	423	9,458

8    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Celgene Corp. *	2,202	235,041
Charles River Laboratories International, Inc. *	485	40,357
Eli Lilly & Co.	7,381	573,873
Gilead Sciences, Inc.	4,433	347,459
Illumina, Inc. *	134	22,558
Impax Laboratories, Inc. *	390	9,434
Johnson & Johnson	19,725	2,353,981
Mallinckrodt plc *	328	24,449
Merck & Co., Inc.	25,557	1,604,724
Mettler-Toledo International, Inc. *	179	72,150
Mylan N.V. *	2,315	98,063
Myriad Genetics, Inc. *	363	7,391
PAREXEL International Corp. *	260	17,688
PDL BioPharma, Inc.	7,576	22,046
PerkinElmer, Inc.	910	48,457
Pfizer, Inc.	63,040	2,193,792
Prestige Brands Holdings, Inc. *	185	8,904
QIAGEN N.V. *	780	20,678
Quintiles Transnational Holdings, Inc. *	359	27,751
Regeneron Pharmaceuticals, Inc. *	19	7,458
Thermo Fisher Scientific, Inc.	1,478	224,937
United Therapeutics Corp. *	130	15,896
Waters Corp. *	520	81,801
Zoetis, Inc.	1,631	83,344
		10,328,582
Real Estate 1.9%
Alexandria Real Estate Equities, Inc.	431	47,449
Altisource Portfolio Solutions S.A. *	335	10,914
American Campus Communities, Inc.	392	19,643
American Tower Corp.	981	111,226
Apartment Investment & Management Co., Class A	627	28,328
AvalonBay Communities, Inc.	390	68,254
Boston Properties, Inc.	662	92,766
Brandywine Realty Trust	1,430	23,066
Brixmor Property Group, Inc.	555	15,851
Camden Property Trust	390	34,230
CBL & Associates Properties, Inc.	2,500	35,675
CBRE Group, Inc., Class A *	1,170	34,971
Columbia Property Trust, Inc.	1,399	32,988
Corporate Office Properties Trust	1,046	29,832
Corrections Corp. of America	1,977	31,494
Crown Castle International Corp.	671	63,591
CubeSmart	335	9,223
DCT Industrial Trust, Inc.	341	16,610
DDR Corp.	1,300	24,583
DiamondRock Hospitality Co.	1,300	13,767
Digital Realty Trust, Inc.	650	64,409
Douglas Emmett, Inc.	520	19,531
Duke Realty Corp.	2,080	58,490
DuPont Fabros Technology, Inc.	262	11,109
EastGroup Properties, Inc.	130	9,539
EPR Properties	260	20,363
Equinix, Inc.	135	49,768
Equity Commonwealth *	1,300	40,677
Equity LifeStyle Properties, Inc.	221	17,134
Equity One, Inc.	263	8,164
Equity Residential	1,378	89,391
Essex Property Trust, Inc.	167	37,926
Security	Number of Shares	Value ($)
Extra Space Storage, Inc.	260	20,943
Federal Realty Investment Trust	260	41,340
Franklin Street Properties Corp.	853	10,714
General Growth Properties, Inc.	1,974	57,522
Government Properties Income Trust	395	9,204
Gramercy Property Trust	1,210	11,713
HCP, Inc.	2,879	113,231
Healthcare Realty Trust, Inc.	390	13,673
Healthcare Trust of America, Inc., Class A	407	13,732
Highwoods Properties, Inc.	650	34,476
Hospitality Properties Trust	1,560	47,564
Host Hotels & Resorts, Inc.	6,654	118,574
Investors Real Estate Trust	1,117	7,417
Iron Mountain, Inc.	3,962	152,180
Jones Lang LaSalle, Inc.	446	52,071
Kilroy Realty Corp.	260	18,884
Kimco Realty Corp.	2,470	74,223
Lamar Advertising Co., Class A	319	19,883
LaSalle Hotel Properties	520	14,591
Lexington Realty Trust	2,040	22,012
Liberty Property Trust	910	37,519
Life Storage, Inc.	130	11,700
Mack-Cali Realty Corp.	1,430	39,697
Medical Properties Trust, Inc.	566	8,643
Mid-America Apartment Communities, Inc.	398	37,408
National Retail Properties, Inc.	394	19,739
Omega Healthcare Investors, Inc.	390	14,118
Outfront Media, Inc.	1,268	28,302
Pennsylvania Real Estate Investment Trust	520	13,047
Piedmont Office Realty Trust, Inc., Class A	1,972	42,615
Post Properties, Inc.	246	16,305
Potlatch Corp.	520	19,692
Prologis, Inc.	1,777	94,376
PS Business Parks, Inc.	130	14,401
Public Storage	432	96,742
Rayonier, Inc.	1,710	47,076
Realogy Holdings Corp.	1,071	28,746
Realty Income Corp.	705	46,340
Regency Centers Corp.	367	29,558
Retail Properties of America, Inc., Class A	1,893	32,181
RLJ Lodging Trust	704	16,431
Ryman Hospitality Properties, Inc.	260	14,030
Sabra Health Care REIT, Inc.	650	16,562
Senior Housing Properties Trust	2,067	46,177
Simon Property Group, Inc.	1,151	248,006
SL Green Realty Corp.	260	30,607
Spirit Realty Capital, Inc.	1,161	15,383
Sun Communities, Inc.	130	9,948
Sunstone Hotel Investors, Inc.	945	13,126
Tanger Factory Outlet Centers, Inc.	260	10,566
Taubman Centers, Inc.	260	20,194
The Geo Group, Inc.	1,202	24,088
The Macerich Co.	520	42,583
UDR, Inc.	1,059	38,315
Ventas, Inc.	1,781	129,425
Vornado Realty Trust	1,041	107,546

See financial notes    9

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Washington Real Estate Investment Trust	390	12,675
Weingarten Realty Investors	780	32,175
Welltower, Inc.	1,244	95,477
Weyerhaeuser Co.	8,238	262,380
WP Carey, Inc.	260	17,329
		3,906,137
Retailing 4.7%
Aaron's, Inc.	1,690	41,168
Abercrombie & Fitch Co., Class A	3,387	60,085
Advance Auto Parts, Inc.	442	69,562
Amazon.com, Inc. *	428	329,200
American Eagle Outfitters, Inc.	5,200	96,408
Asbury Automotive Group, Inc. *	268	14,397
Ascena Retail Group, Inc. *	3,000	24,420
AutoNation, Inc. *	1,062	50,286
AutoZone, Inc. *	101	74,922
Barnes & Noble, Inc.	2,170	24,868
Bed Bath & Beyond, Inc.	5,075	235,328
Best Buy Co., Inc.	8,453	325,271
Big Lots, Inc.	1,839	90,699
Burlington Stores, Inc. *	674	54,742
Cabela's, Inc. *	334	16,363
Caleres, Inc.	910	23,605
CarMax, Inc. *	1,300	76,635
Chico's FAS, Inc.	2,692	34,135
Core-Mark Holding Co., Inc.	2,032	77,521
CST Brands, Inc.	2,672	127,748
Dick's Sporting Goods, Inc.	1,196	70,086
Dillard's, Inc., Class A	837	50,421
Dollar General Corp.	2,850	209,218
Dollar Tree, Inc. *	1,987	164,325
DSW, Inc., Class A	910	21,795
Expedia, Inc.	460	50,195
Express, Inc. *	1,430	16,917
Five Below, Inc. *	183	8,154
Foot Locker, Inc.	1,493	98,001
Fred's, Inc., Class A	1,300	14,703
GameStop Corp., Class A	3,751	106,491
Genesco, Inc. *	669	48,596
Genuine Parts Co.	1,951	200,602
GNC Holdings, Inc., Class A	1,089	22,902
Group 1 Automotive, Inc.	520	30,857
Guess?, Inc.	2,211	36,769
Hibbett Sports, Inc. *	377	14,465
HSN, Inc.	260	10,863
J.C. Penney Co., Inc. *	10,220	96,375
Kohl's Corp.	8,311	368,842
L Brands, Inc.	1,720	131,081
Lands' End, Inc. *	522	9,187
Liberty Interactive Corp. QVC Group, Class A *	4,847	102,417
Liberty TripAdvisor Holdings, Inc., Class A *	434	9,032
Lithia Motors, Inc., Class A	158	13,078
LKQ Corp. *	1,245	44,932
Lowe's Cos., Inc.	11,812	904,327
Lumber Liquidators Holdings, Inc. *(b)	783	12,340
Macy's, Inc.	6,598	238,716
Monro Muffler Brake, Inc.	130	7,333
Security	Number of Shares	Value ($)
Murphy USA, Inc. *	2,128	155,599
Netflix, Inc. *	302	29,430
Nordstrom, Inc. (b)	2,615	131,953
Nutrisystem, Inc.	365	10,519
O'Reilly Automotive, Inc. *	536	150,053
Office Depot, Inc.	10,000	36,800
Outerwall, Inc.	681	35,385
Penske Automotive Group, Inc.	650	29,445
Pool Corp.	260	26,226
Rent-A-Center, Inc.	1,096	13,393
Ross Stores, Inc.	2,673	166,368
Sally Beauty Holdings, Inc. *	1,196	32,555
Select Comfort Corp. *	260	6,825
Shutterfly, Inc. *	177	8,889
Signet Jewelers Ltd.	585	47,958
Sonic Automotive, Inc., Class A	910	15,506
Staples, Inc.	32,571	278,808
Target Corp.	11,677	819,609
The Buckle, Inc.	547	14,096
The Cato Corp., Class A	390	13,369
The Children's Place, Inc.	526	42,816
The Finish Line, Inc., Class A	780	18,775
The Gap, Inc.	7,973	198,289
The Home Depot, Inc.	10,369	1,390,690
The Michaels Cos., Inc. *	322	7,715
The Priceline Group, Inc. *	97	137,423
The TJX Cos., Inc.	6,062	469,441
Tiffany & Co.	664	47,390
Tractor Supply Co.	910	76,394
TripAdvisor, Inc. *	130	7,930
Tuesday Morning Corp. *	782	5,216
Ulta Salon, Cosmetics & Fragrance, Inc. *	165	40,790
Urban Outfitters, Inc. *	1,373	49,222
Vitamin Shoppe, Inc. *	269	7,457
Williams-Sonoma, Inc.	940	49,482
		9,532,199
Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc. *	10,822	80,083
Amkor Technology, Inc. *	1,408	12,813
Analog Devices, Inc.	1,643	102,786
Applied Materials, Inc.	11,675	348,382
Broadcom Ltd.	876	154,544
Brooks Automation, Inc.	1,040	13,114
Cabot Microelectronics Corp.	357	17,750
Cirrus Logic, Inc. *	420	21,315
Cree, Inc. *	676	16,231
Cypress Semiconductor Corp.	1,866	22,261
Diodes, Inc. *	390	8,030
Entegris, Inc. *	1,300	22,152
Fairchild Semiconductor International, Inc. *	1,765	35,124
First Solar, Inc. *	661	24,999
Integrated Device Technology, Inc. *	373	7,494
Intel Corp.	66,353	2,381,409
Intersil Corp., Class A	1,959	38,671
KLA-Tencor Corp.	1,466	101,535
Lam Research Corp.	946	88,281
Linear Technology Corp.	1,300	75,712
Marvell Technology Group Ltd.	10,833	134,329

10    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Maxim Integrated Products, Inc.	2,600	105,872
Microchip Technology, Inc.	1,527	94,537
Micron Technology, Inc. *	11,434	188,547
Microsemi Corp. *	346	13,826
MKS Instruments, Inc.	520	25,345
NVIDIA Corp.	2,638	161,815
ON Semiconductor Corp. *	3,380	36,504
Photronics, Inc. *	1,040	9,942
Qorvo, Inc. *	200	11,486
QUALCOMM, Inc.	11,787	743,406
Silicon Laboratories, Inc. *	390	22,347
Skyworks Solutions, Inc.	462	34,585
Synaptics, Inc. *	188	10,710
Teradyne, Inc.	1,300	27,378
Texas Instruments, Inc.	9,058	629,893
Veeco Instruments, Inc. *	807	15,874
Xilinx, Inc.	1,602	86,844
		5,925,926
Software & Services 7.1%
Accenture plc, Class A	4,240	487,600
ACI Worldwide, Inc. *	396	7,564
Activision Blizzard, Inc.	5,028	208,008
Acxiom Corp. *	1,040	27,030
Adobe Systems, Inc. *	1,283	131,264
Akamai Technologies, Inc. *	658	36,124
Alliance Data Systems Corp. *	231	47,258
Alphabet, Inc., Class A *	628	496,026
Alphabet, Inc., Class C *	645	494,747
Amdocs Ltd.	1,820	109,418
ANSYS, Inc. *	291	27,671
Autodesk, Inc. *	1,040	70,096
Automatic Data Processing, Inc.	2,571	230,902
Booz Allen Hamilton Holding Corp.	1,496	45,419
Broadridge Financial Solutions, Inc.	910	63,063
CA, Inc.	3,955	134,114
CACI International, Inc., Class A *	526	52,263
Cadence Design Systems, Inc. *	650	16,536
Cardtronics plc, Class A *	324	14,551
CDK Global, Inc.	208	12,060
Cimpress N.V. *	260	25,810
Citrix Systems, Inc. *	934	81,445
Cognizant Technology Solutions Corp., Class A *	2,168	124,530
Computer Sciences Corp.	2,835	133,358
Convergys Corp.	1,950	58,168
CoreLogic, Inc. *	1,334	54,721
CSG Systems International, Inc.	185	8,088
CSRA, Inc.	763	19,373
DST Systems, Inc.	337	40,949
EarthLink Holdings Corp.	2,643	16,836
eBay, Inc. *	8,903	286,320
Electronic Arts, Inc. *	620	50,363
Euronet Worldwide, Inc. *	262	20,334
Facebook, Inc., Class A *	916	115,526
Fair Isaac Corp.	224	28,659
Fidelity National Information Services, Inc.	2,600	206,258
First Data Corp., Class A *	1,099	15,298
Fiserv, Inc. *	1,379	142,106
FleetCor Technologies, Inc. *	67	11,001
Security	Number of Shares	Value ($)
Gartner, Inc. *	260	23,660
Genpact Ltd. *	914	21,625
Global Payments, Inc.	951	72,228
IAC/InterActiveCorp	1,262	74,092
International Business Machines Corp.	17,395	2,763,718
Intuit, Inc.	1,582	176,314
j2 Global, Inc.	260	17,724
Jack Henry & Associates, Inc.	390	34,035
Leidos Holdings, Inc.	1,801	72,959
LinkedIn Corp., Class A *	103	19,853
Manhattan Associates, Inc. *	130	7,868
ManTech International Corp., Class A	1,048	41,962
MasterCard, Inc., Class A	2,898	280,034
MAXIMUS, Inc.	390	22,940
Mentor Graphics Corp.	377	9,052
Microsoft Corp.	59,342	3,409,791
Monster Worldwide, Inc. *	2,364	8,652
NeuStar, Inc., Class A *	1,431	36,362
Nuance Communications, Inc. *	916	13,355
Oracle Corp.	28,686	1,182,437
Paychex, Inc.	1,665	101,016
PayPal Holdings, Inc. *	637	23,665
Progress Software Corp. *	390	11,314
PTC, Inc. *	251	10,710
Rackspace Hosting, Inc. *	1,060	33,337
Red Hat, Inc. *	288	21,018
Rovi Corp. *	1,103	22,578
salesforce.com, Inc. *	260	20,649
Science Applications International Corp.	788	50,282
SS&C Technologies Holdings, Inc.	358	11,796
Sykes Enterprises, Inc. *	650	19,000
Symantec Corp.	9,255	223,323
Synopsys, Inc. *	785	46,543
Take-Two Interactive Software, Inc. *	650	28,256
Teradata Corp. *	2,307	73,201
The Western Union Co.	7,562	162,734
Total System Services, Inc.	901	44,374
Travelport Worldwide Ltd.	1,026	14,087
Unisys Corp. *	978	9,878
Vantiv, Inc., Class A *	263	14,134
Verint Systems, Inc. *	228	7,779
VeriSign, Inc. *	464	34,545
Visa, Inc., Class A	5,646	456,761
VMware, Inc., Class A *	204	14,959
WebMD Health Corp. *	296	15,265
WEX, Inc. *	79	7,845
Xerox Corp.	24,337	239,719
Yahoo! Inc. *	3,287	140,519
Zynga, Inc., Class A *	3,227	8,810
		14,307,615
Technology Hardware & Equipment 5.0%
ADTRAN, Inc.	780	14,336
Amphenol Corp., Class A	1,562	97,328
Anixter International, Inc. *	915	58,505
Apple, Inc.	31,525	3,344,802
Arrow Electronics, Inc. *	2,600	171,158
Avnet, Inc.	3,939	164,178
AVX Corp.	895	12,297
Belden, Inc.	390	29,090

See financial notes    11

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Benchmark Electronics, Inc. *	1,560	37,627
Brocade Communications Systems, Inc.	3,510	31,520
CDW Corp.	808	36,077
Cisco Systems, Inc.	48,136	1,513,396
Cognex Corp.	260	12,938
Coherent, Inc. *	260	27,347
CommScope Holding Co., Inc. *	372	11,000
Corning, Inc.	14,991	340,146
Diebold, Inc.	910	25,535
Dolby Laboratories, Inc., Class A	685	33,524
EchoStar Corp., Class A *	390	15,116
Electronics For Imaging, Inc. *	199	9,369
EMC Corp.	17,596	510,108
F5 Networks, Inc. *	460	56,456
Fabrinet *	399	15,489
FEI Co.	130	13,841
Finisar Corp. *	520	11,014
FLIR Systems, Inc.	1,332	41,066
Harmonic, Inc. *	2,216	9,617
Harris Corp.	1,545	143,654
Hewlett Packard Enterprise Co.	8,124	174,504
HP, Inc.	85,506	1,228,721
II-VI, Inc. *	638	13,519
Ingram Micro, Inc., Class A	6,483	226,646
Insight Enterprises, Inc. *	1,170	35,802
InterDigital, Inc.	260	18,567
IPG Photonics Corp. *	134	11,655
Itron, Inc. *	544	25,911
Jabil Circuit, Inc.	4,551	96,436
Juniper Networks, Inc.	4,113	94,928
Keysight Technologies, Inc. *	1,450	44,123
Knowles Corp. *	1,520	21,128
Lexmark International, Inc., Class A	1,804	64,601
Littelfuse, Inc.	130	16,484
Methode Electronics, Inc.	278	10,189
Motorola Solutions, Inc.	2,950	227,120
MTS Systems Corp.	130	6,467
National Instruments Corp.	520	14,529
NCR Corp. *	1,463	49,523
NetApp, Inc.	4,422	152,957
NETGEAR, Inc. *	652	37,164
Plantronics, Inc.	260	13,169
Plexus Corp. *	650	29,997
Polycom, Inc. *	2,454	30,528
Rofin-Sinar Technologies, Inc. *	351	11,236
Sanmina Corp. *	1,710	44,939
ScanSource, Inc. *	520	17,789
Super Micro Computer, Inc. *	315	6,813
SYNNEX Corp.	662	70,285
Tech Data Corp. *	1,962	145,659
Trimble Navigation Ltd. *	999	27,373
TTM Technologies, Inc. *	1,070	11,481
ViaSat, Inc. *	130	9,755
Viavi Solutions, Inc. *	2,080	16,182
Vishay Intertechnology, Inc.	4,110	58,198
Western Digital Corp.	4,087	190,740
Zebra Technologies Corp., Class A *	391	27,354
		10,069,006
Security	Number of Shares	Value ($)
Telecommunication Services 3.7%
AT&T, Inc.	103,791	4,242,976
CenturyLink, Inc.	15,353	426,813
Cincinnati Bell, Inc. *	7,175	29,992
Consolidated Communications Holdings, Inc.	520	12,506
Frontier Communications Corp.	27,231	125,263
Inteliquent, Inc.	413	6,872
Iridium Communications, Inc. *	926	7,714
Level 3 Communications, Inc. *	916	45,461
SBA Communications Corp., Class A *	260	29,679
T-Mobile US, Inc. *	944	43,745
Telephone & Data Systems, Inc.	3,135	87,373
Verizon Communications, Inc.	44,683	2,338,261
Vonage Holdings Corp. *	3,069	17,831
Windstream Holdings, Inc.	6,138	52,234
Zayo Group Holdings, Inc. *	436	12,648
		7,479,368
Transportation 2.0%
Alaska Air Group, Inc.	529	35,723
Allegiant Travel Co.	66	9,124
AMERCO	26	8,936
American Airlines Group, Inc.	406	14,738
Atlas Air Worldwide Holdings, Inc. *	399	14,819
Avis Budget Group, Inc. *	2,745	99,177
C.H. Robinson Worldwide, Inc.	2,358	163,692
Copa Holdings S.A., Class A	772	59,004
CSX Corp.	14,180	401,010
Delta Air Lines, Inc.	928	34,104
Expeditors International of Washington, Inc.	2,295	116,242
FedEx Corp.	3,942	650,154
Forward Air Corp.	260	11,981
Genesee & Wyoming, Inc., Class A *	130	8,839
Hawaiian Holdings, Inc. *	415	19,497
Heartland Express, Inc.	650	12,369
Hertz Global Holdings, Inc. *	2,334	114,973
Hub Group, Inc., Class A *	520	21,190
J.B. Hunt Transport Services, Inc.	650	51,603
JetBlue Airways Corp. *	1,996	31,836
Kansas City Southern	665	64,319
Kirby Corp. *	451	23,497
Knight Transportation, Inc.	650	18,265
Landstar System, Inc.	520	36,000
Macquarie Infrastructure Corp.	406	32,456
Marten Transport Ltd.	408	8,801
Matson, Inc.	289	11,152
Norfolk Southern Corp.	3,309	310,715
Old Dominion Freight Line, Inc. *	199	14,155
Ryder System, Inc.	1,060	69,451
Saia, Inc. *	185	5,630
SkyWest, Inc.	2,352	66,397
Southwest Airlines Co.	854	31,495
Swift Transportation Co. *	780	14,516
Union Pacific Corp.	8,325	795,287
United Continental Holdings, Inc. *	685	34,531
United Parcel Service, Inc., Class B	4,968	542,605
Werner Enterprises, Inc.	910	21,003
		3,979,286

12    See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 4.2%
AES Corp.	17,163	207,157
ALLETE, Inc.	390	23,127
Alliant Energy Corp.	2,656	100,795
Ameren Corp.	3,335	164,816
American Electric Power Co., Inc.	5,832	376,572
American States Water Co.	260	10,135
American Water Works Co., Inc.	1,330	98,407
Aqua America, Inc.	781	23,750
Atmos Energy Corp.	1,156	85,197
Avista Corp.	780	31,684
Black Hills Corp.	390	22,819
California Water Service Group	390	11,891
Calpine Corp. *	5,490	68,515
CenterPoint Energy, Inc.	7,688	172,749
CMS Energy Corp.	2,483	104,212
Consolidated Edison, Inc.	3,988	300,097
Dominion Resources, Inc.	5,405	400,835
DTE Energy Co.	1,941	180,319
Duke Energy Corp.	6,972	555,390
Dynegy, Inc. *	1,635	20,715
Edison International	3,647	265,210
El Paso Electric Co.	390	17,819
Entergy Corp.	3,958	309,516
Eversource Energy	2,289	123,537
Exelon Corp.	17,050	579,700
FirstEnergy Corp.	9,051	296,239
Great Plains Energy, Inc.	1,961	53,261
Hawaiian Electric Industries, Inc.	1,345	40,363
IDACORP, Inc.	390	29,667
ITC Holdings Corp.	783	35,407
MDU Resources Group, Inc.	3,282	77,357
MGE Energy, Inc.	262	14,394
National Fuel Gas Co.	966	55,120
New Jersey Resources Corp.	1,040	34,986
NextEra Energy, Inc.	3,316	401,037
NiSource, Inc.	4,618	110,555
Northwest Natural Gas Co.	390	23,295
NorthWestern Corp.	390	22,550
NRG Energy, Inc.	8,371	101,373
OGE Energy Corp.	2,546	79,257
ONE Gas, Inc.	250	15,308
Otter Tail Corp.	278	9,519
PG&E Corp.	5,278	326,919
Piedmont Natural Gas Co., Inc.	780	46,878
Pinnacle West Capital Corp.	1,430	107,307
PNM Resources, Inc.	1,040	33,062
Portland General Electric Co.	1,054	44,384
PPL Corp.	7,558	262,867
Public Service Enterprise Group, Inc.	6,846	292,735
Questar Corp.	1,387	34,689
SCANA Corp.	1,690	119,398
Sempra Energy	1,999	209,155
South Jersey Industries, Inc.	302	8,963
Southwest Gas Corp.	520	36,306
Spire, Inc.	390	25,233
The Empire District Electric Co.	520	17,586
The Southern Co.	10,623	545,279
UGI Corp.	2,158	98,146
Vectren Corp.	1,040	50,866
WEC Energy Group, Inc.	2,311	138,383
Security	Number of Shares	Value ($)
Westar Energy, Inc.	1,735	95,321
WGL Holdings, Inc.	754	47,381
Xcel Energy, Inc.	5,163	213,542
		8,409,052
Total Common Stock
(Cost $190,432,272)		200,601,950

Rights 0.0% of net assets
Telecommunication Services 0.0%
Leap Wireless CVR *(d)(e)	735	2,205
Total Rights
(Cost $1,852)		2,205

Other Investment Companies 0.2% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.26% (c)	96,467	96,467
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	230,050	230,050
Total Other Investment Companies
(Cost $326,517)		326,517

End of Investments.

At 08/31/16, the tax basis cost of the fund's investments was $190,781,064 and the unrealized appreciation and depreciation were $21,662,185 and ($11,512,577), respectively, with a net unrealized appreciation of $10,149,608.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $216,093.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $2,205 or 0.0% of net assets.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 08/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/16/16	4	433,900	2,305

See financial notes    13

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	1,387,666,205	1,440,924,284
0.3%	Other Investment Companies	4,042,234	4,042,234
99.9%	Total Investments	1,391,708,439	1,444,966,518
0.1%	Other Assets and Liabilities, Net		858,374
100.0%	Net Assets		1,445,824,892

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.3%
BorgWarner, Inc.	21,710	746,607
Dana, Inc.	28,226	407,019
Delphi Automotive plc	14,360	1,014,678
Ford Motor Co.	424,245	5,345,487
General Motors Co.	162,695	5,193,224
Harley-Davidson, Inc.	16,975	894,582
Johnson Controls, Inc.	67,011	2,940,443
Lear Corp.	8,451	982,767
The Goodyear Tire & Rubber Co.	15,969	468,690
Thor Industries, Inc.	5,029	408,103
Visteon Corp.	5,615	396,981
		18,798,581
Banks 4.8%
Bank of America Corp.	624,783	10,083,998
BB&T Corp.	51,336	1,976,436
CIT Group, Inc.	20,590	759,359
Citigroup, Inc.	218,593	10,435,630
Citizens Financial Group, Inc.	20,689	512,467
Comerica, Inc.	11,369	537,640
Fifth Third Bancorp	64,593	1,302,195
Huntington Bancshares, Inc.	39,432	394,714
JPMorgan Chase & Co.	268,545	18,126,787
KeyCorp	65,432	821,826
M&T Bank Corp.	7,233	855,881
New York Community Bancorp, Inc.	39,144	591,466
People's United Financial, Inc.	24,405	396,581
PHH Corp. *	34,835	532,975
Regions Financial Corp.	96,981	966,901
SunTrust Banks, Inc.	30,289	1,334,836
The PNC Financial Services Group, Inc.	31,633	2,850,133
Security	Number of Shares	Value ($)
U.S. Bancorp	90,721	4,005,332
Wells Fargo & Co.	269,641	13,697,763
		70,182,920
Capital Goods 8.0%
3M Co.	39,510	7,081,772
AECOM *	18,093	557,807
AGCO Corp.	13,387	649,805
AMETEK, Inc.	8,415	410,231
Armstrong World Industries, Inc. *	10,544	458,348
Carlisle Cos., Inc.	3,758	394,064
Caterpillar, Inc.	70,037	5,739,532
Chicago Bridge & Iron Co. N.V.	7,995	238,091
Cummins, Inc.	19,929	2,503,282
Deere & Co.	45,572	3,853,113
Dover Corp.	16,594	1,203,065
Eaton Corp. plc	34,172	2,273,805
EMCOR Group, Inc.	8,397	480,812
Emerson Electric Co.	80,831	4,258,177
Fastenal Co.	17,726	764,168
Flowserve Corp.	18,132	877,045
Fluor Corp.	39,070	2,027,733
Fortive Corp.	10,680	562,516
Fortune Brands Home & Security, Inc.	5,177	329,050
General Dynamics Corp.	23,658	3,601,221
General Electric Co.	592,291	18,503,171
Herc Holdings, Inc. *	5,802	196,166
Honeywell International, Inc.	37,459	4,371,840
Hubbell, Inc.	4,232	458,368
Huntington Ingalls Industries, Inc.	2,106	347,848
IDEX Corp.	3,144	293,775
Illinois Tool Works, Inc.	28,807	3,423,712
Ingersoll-Rand plc	22,598	1,536,438
Jacobs Engineering Group, Inc. *	22,071	1,162,921
Joy Global, Inc.	39,182	1,068,885
KBR, Inc.	43,912	644,628
L-3 Communications Holdings, Inc.	15,377	2,288,405
Lincoln Electric Holdings, Inc.	6,750	429,030
Lockheed Martin Corp.	17,306	4,204,839
Northrop Grumman Corp.	20,620	4,372,883
NOW, Inc. *	20,695	427,145
Oshkosh Corp.	13,964	753,079
Owens Corning	12,671	695,891
PACCAR, Inc.	28,894	1,729,017
Parker-Hannifin Corp.	13,988	1,713,950
Pentair plc	12,570	805,108
Quanta Services, Inc. *	25,717	661,698
Raytheon Co.	28,528	3,997,629
Rockwell Automation, Inc.	6,581	762,935
Rockwell Collins, Inc.	9,643	807,023
Roper Technologies, Inc.	2,799	496,962
Snap-on, Inc.	2,799	429,059
Stanley Black & Decker, Inc.	10,278	1,271,902
Terex Corp.	14,503	352,133
Textron, Inc.	19,957	815,243
The Boeing Co.	34,080	4,411,656
The Timken Co.	10,615	359,530
TransDigm Group, Inc. *	2,492	710,693
Trinity Industries, Inc.	19,795	483,394
Triumph Group, Inc.	8,570	273,040

14    See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
United Rentals, Inc. *	7,781	640,454
United Technologies Corp.	75,990	8,087,616
Valmont Industries, Inc.	2,412	314,694
W.W. Grainger, Inc.	5,823	1,343,133
WABCO Holdings, Inc. *	2,640	281,846
WESCO International, Inc. *	6,848	425,672
Xylem, Inc.	11,196	569,429
		115,186,477
Commercial & Professional Services 0.7%
Cintas Corp.	6,528	767,105
Equifax, Inc.	3,367	444,107
ManpowerGroup, Inc.	12,359	883,174
Nielsen Holdings plc	11,558	615,810
Pitney Bowes, Inc.	31,698	594,655
R.R. Donnelley & Sons Co.	34,759	594,379
Republic Services, Inc.	23,287	1,176,459
Robert Half International, Inc.	11,224	430,216
The Dun & Bradstreet Corp.	3,735	514,123
Tyco International plc	26,171	1,143,149
Verisk Analytics, Inc. *	4,680	388,674
Waste Management, Inc.	36,457	2,331,061
		9,882,912
Consumer Durables & Apparel 1.2%
Coach, Inc.	41,936	1,601,116
D.R. Horton, Inc.	9,020	289,181
Fossil Group, Inc. *	11,584	330,839
Garmin Ltd.	12,128	595,242
Hanesbrands, Inc.	10,090	267,789
Harman International Industries, Inc.	3,496	296,076
Hasbro, Inc.	8,115	663,320
Leggett & Platt, Inc.	11,449	600,844
Mattel, Inc.	45,231	1,498,503
Michael Kors Holdings Ltd. *	6,763	331,049
Mohawk Industries, Inc. *	2,963	630,467
Newell Brands, Inc.	17,264	916,373
NIKE, Inc., Class B	59,607	3,435,748
NVR, Inc. *	321	541,463
Polaris Industries, Inc. (b)	3,886	336,683
PulteGroup, Inc.	15,474	330,679
PVH Corp.	4,829	520,373
Ralph Lauren Corp.	8,078	837,042
Tupperware Brands Corp.	7,006	459,103
VF Corp.	17,838	1,106,848
Whirlpool Corp.	7,465	1,333,548
		16,922,286
Consumer Services 1.6%
Apollo Education Group, Inc. *	83,139	737,443
Aramark	11,638	441,429
Brinker International, Inc.	7,507	403,201
Carnival Corp.	31,133	1,488,157
Chipotle Mexican Grill, Inc. *	450	186,178
Darden Restaurants, Inc.	10,905	672,184
DeVry Education Group, Inc.	10,704	246,620
H&R Block, Inc.	20,798	450,485
Hilton Worldwide Holdings, Inc.	17,302	412,999
International Game Technology plc	7,263	165,814
Las Vegas Sands Corp.	22,613	1,135,399
Security	Number of Shares	Value ($)
Marriott International, Inc., Class A (b)	8,547	609,657
McDonald's Corp.	75,358	8,715,906
MGM Resorts International *	21,984	525,198
Royal Caribbean Cruises Ltd.	8,535	606,924
Service Corp. International	15,266	403,633
Starbucks Corp.	30,117	1,693,479
Starwood Hotels & Resorts Worldwide, Inc.	9,336	723,167
Wyndham Worldwide Corp.	13,168	932,163
Wynn Resorts Ltd.	11,381	1,016,551
Yum! Brands, Inc.	24,643	2,235,367
		23,801,954
Diversified Financials 4.0%
Ally Financial, Inc.	78,512	1,573,380
American Capital Agency Corp.	27,044	522,220
American Express Co.	72,692	4,767,141
Ameriprise Financial, Inc.	13,314	1,345,779
Annaly Capital Management, Inc.	117,478	1,258,189
Berkshire Hathaway, Inc., Class B *	91,732	13,804,749
BlackRock, Inc.	4,411	1,644,465
Capital One Financial Corp.	46,330	3,317,228
CME Group, Inc.	13,145	1,424,261
Discover Financial Services	31,717	1,903,020
FNFV Group *	9,491	122,339
Franklin Resources, Inc.	35,006	1,277,719
Intercontinental Exchange, Inc.	991	279,482
Invesco Ltd.	23,754	740,887
Legg Mason, Inc.	17,257	596,920
Leucadia National Corp.	20,674	395,907
Moody's Corp.	5,623	611,164
Morgan Stanley	58,394	1,872,112
Nasdaq, Inc.	6,639	472,763
Navient Corp.	20,997	301,937
Northern Trust Corp.	10,367	731,807
S&P Global, Inc.	12,658	1,563,769
SLM Corp. *	120,659	894,686
State Street Corp.	25,245	1,773,209
Synchrony Financial	22,331	621,472
T. Rowe Price Group, Inc.	15,013	1,044,004
TD Ameritrade Holding Corp.	10,575	347,547
The Bank of New York Mellon Corp.	45,279	1,886,776
The Charles Schwab Corp. (a)	24,470	769,826
The Goldman Sachs Group, Inc.	45,392	7,692,128
Thomson Reuters Corp.	30,948	1,284,033
Voya Financial, Inc.	12,687	370,968
		57,211,887
Energy 14.5%
Anadarko Petroleum Corp.	44,645	2,387,168
Apache Corp.	69,257	3,442,073
Baker Hughes, Inc.	52,587	2,583,599
Cabot Oil & Gas Corp.	13,742	338,466
California Resources Corp. (b)	33,268	330,351
Chesapeake Energy Corp. *	224,103	1,423,054
Chevron Corp.	393,690	39,597,340
Cimarex Energy Co.	3,813	504,002
Concho Resources, Inc. *	2,869	370,675
ConocoPhillips	315,695	12,959,280
CONSOL Energy, Inc.	56,035	1,022,078

See financial notes    15

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Delek US Holdings, Inc.	23,713	416,163
Denbury Resources, Inc. *	178,976	551,246
Devon Energy Corp.	71,995	3,119,543
Diamond Offshore Drilling, Inc.	27,332	504,822
Energen Corp.	6,747	387,953
Ensco plc, Class A	70,954	538,541
EOG Resources, Inc.	24,609	2,177,651
EQT Corp.	5,762	411,983
Exxon Mobil Corp.	735,799	64,117,525
FMC Technologies, Inc. *	18,713	527,707
Halliburton Co.	97,934	4,212,141
Helmerich & Payne, Inc.	9,638	582,714
Hess Corp.	68,604	3,725,197
HollyFrontier Corp.	47,522	1,229,869
Kinder Morgan, Inc.	103,625	2,264,206
Marathon Oil Corp.	243,201	3,652,879
Marathon Petroleum Corp.	127,645	5,426,189
Murphy Oil Corp.	69,404	1,854,475
Nabors Industries Ltd.	77,589	771,235
National Oilwell Varco, Inc.	68,472	2,296,551
Newfield Exploration Co. *	10,944	474,532
Noble Corp. plc	61,982	357,016
Noble Energy, Inc.	26,723	921,409
Occidental Petroleum Corp.	88,688	6,815,673
Oceaneering International, Inc.	10,662	282,756
ONEOK, Inc.	24,199	1,134,691
Patterson-UTI Energy, Inc.	28,271	551,002
PBF Energy, Inc., Class A	10,310	225,789
Phillips 66	106,583	8,361,436
Pioneer Natural Resources Co.	3,925	702,771
QEP Resources, Inc.	36,373	694,724
Schlumberger Ltd.	104,662	8,268,298
Seadrill Ltd. *(b)	286,724	691,005
SM Energy Co.	12,106	458,575
Southwestern Energy Co. *	50,455	701,829
Spectra Energy Corp.	55,137	1,963,980
Superior Energy Services, Inc.	27,915	469,810
Tesoro Corp.	16,789	1,266,226
The Williams Cos., Inc.	51,743	1,445,700
Transocean Ltd. *(b)	137,632	1,335,030
Valero Energy Corp.	110,171	6,097,965
Weatherford International plc *	153,483	839,552
Western Refining, Inc.	11,447	288,007
Whiting Petroleum Corp. *	35,152	256,258
World Fuel Services Corp.	32,233	1,436,947
		209,767,657
Food & Staples Retailing 3.9%
Casey's General Stores, Inc.	4,089	536,927
Costco Wholesale Corp.	41,530	6,731,598
CVS Health Corp.	128,668	12,017,591
Sysco Corp.	73,919	3,833,439
The Kroger Co.	105,147	3,363,653
United Natural Foods, Inc. *	9,012	410,947
Wal-Mart Stores, Inc.	316,547	22,614,118
Walgreens Boots Alliance, Inc.	68,306	5,512,977
Whole Foods Market, Inc.	43,821	1,331,282
		56,352,532
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	94,971	6,276,633
Archer-Daniels-Midland Co.	135,289	5,920,247
Brown-Forman Corp., Class B	12,628	613,089
Bunge Ltd.	47,057	3,006,942
Campbell Soup Co.	9,987	606,411
ConAgra Foods, Inc.	30,525	1,422,770
Constellation Brands, Inc., Class A	3,030	497,072
Dr. Pepper Snapple Group, Inc.	14,247	1,334,944
General Mills, Inc.	46,723	3,308,923
Hormel Foods Corp.	16,009	612,504
Ingredion, Inc.	6,547	896,677
Kellogg Co.	18,254	1,500,661
McCormick & Co., Inc. Non-Voting Shares	5,442	554,866
Mead Johnson Nutrition Co.	5,872	499,531
Molson Coors Brewing Co., Class B	6,850	700,892
Mondelez International, Inc., Class A	99,270	4,469,136
Monster Beverage Corp. *	3,093	475,982
PepsiCo, Inc.	98,149	10,477,406
Philip Morris International, Inc.	129,174	12,908,358
Reynolds American, Inc.	31,091	1,541,181
The Coca-Cola Co.	235,734	10,237,928
The Hershey Co.	6,524	651,682
The J.M. Smucker Co.	9,457	1,340,908
The Kraft Heinz Co.	19,155	1,714,181
Tyson Foods, Inc., Class A	36,895	2,788,155
		74,357,079
Health Care Equipment & Services 5.4%
Abbott Laboratories	84,629	3,556,111
Aetna, Inc.	32,658	3,824,905
AmerisourceBergen Corp.	18,722	1,628,252
Anthem, Inc.	53,625	6,707,415
Baxter International, Inc.	66,444	3,104,928
Becton Dickinson & Co.	12,848	2,276,794
Boston Scientific Corp. *	39,818	948,465
C.R. Bard, Inc.	4,846	1,070,191
Cardinal Health, Inc.	45,682	3,639,485
Centene Corp. *	12,416	847,889
Cerner Corp. *	5,821	375,687
Cigna Corp.	9,493	1,217,572
Community Health Systems, Inc. *	36,423	388,998
Danaher Corp.	21,497	1,750,071
DaVita HealthCare Partners, Inc. *	8,476	547,804
DENTSPLY SIRONA, Inc.	8,903	547,178
Edwards Lifesciences Corp. *	3,029	348,820
Express Scripts Holding Co. *	68,173	4,956,177
HCA Holdings, Inc. *	35,675	2,695,246
Henry Schein, Inc. *	4,744	777,020
Humana, Inc.	16,603	2,967,122
IDEXX Laboratories, Inc. *	3,351	377,591
Intuitive Surgical, Inc. *	1,069	733,783
Laboratory Corp. of America Holdings *	5,168	707,654
LifePoint Health, Inc. *	5,046	285,604
Magellan Health, Inc. *	7,456	425,887
McKesson Corp.	23,761	4,386,756
MEDNAX, Inc. *	3,849	253,149
Medtronic plc	58,269	5,071,151

16    See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Owens & Minor, Inc.	16,038	551,226
Patterson Cos., Inc.	9,330	429,180
Quest Diagnostics, Inc.	20,504	1,698,141
ResMed, Inc.	6,071	404,875
St. Jude Medical, Inc.	21,693	1,690,318
Stryker Corp.	13,676	1,581,766
Tenet Healthcare Corp. *	13,626	325,661
UnitedHealth Group, Inc.	83,727	11,391,058
Universal Health Services, Inc., Class B	4,743	571,674
Varian Medical Systems, Inc. *	6,540	628,690
WellCare Health Plans, Inc. *	5,598	630,895
Zimmer Biomet Holdings, Inc.	13,068	1,693,743
		78,014,932
Household & Personal Products 2.2%
Avon Products, Inc.	184,310	1,050,567
Church & Dwight Co., Inc.	5,177	514,697
Colgate-Palmolive Co.	53,212	3,955,780
Herbalife Ltd. *(b)	8,502	516,497
Kimberly-Clark Corp.	20,963	2,684,522
Nu Skin Enterprises, Inc., Class A	8,717	504,540
The Clorox Co.	6,137	804,192
The Estee Lauder Cos., Inc., Class A	8,401	749,621
The Procter & Gamble Co.	239,910	20,946,542
		31,726,958
Insurance 3.5%
Aflac, Inc.	36,647	2,718,475
Alleghany Corp. *	476	255,231
American Financial Group, Inc.	6,561	493,059
American International Group, Inc.	133,257	7,972,766
Aon plc	12,580	1,400,783
Arch Capital Group Ltd. *	8,695	703,773
Arthur J. Gallagher & Co.	7,497	370,427
Assurant, Inc.	11,233	1,005,915
Assured Guaranty Ltd.	12,754	354,179
Axis Capital Holdings Ltd.	12,518	711,899
Chubb Ltd.	31,126	3,950,823
Cincinnati Financial Corp.	9,385	723,677
CNO Financial Group, Inc.	17,147	278,639
Everest Re Group Ltd.	4,308	833,081
First American Financial Corp.	11,530	496,828
FNF Group	20,522	773,474
Genworth Financial, Inc., Class A *	151,762	717,834
Lincoln National Corp.	12,153	583,709
Loews Corp.	37,161	1,555,560
Marsh & McLennan Cos., Inc.	27,968	1,891,476
MetLife, Inc.	53,153	2,306,840
Principal Financial Group, Inc.	13,062	640,952
Prudential Financial, Inc.	24,520	1,946,398
Reinsurance Group of America, Inc.	5,801	622,563
RenaissanceRe Holdings Ltd.	6,002	718,440
The Allstate Corp.	37,447	2,582,345
The Hartford Financial Services Group, Inc.	36,588	1,502,669
The Progressive Corp.	56,341	1,834,463
The Travelers Cos., Inc.	58,030	6,888,741
Torchmark Corp.	11,196	724,157
Unum Group	26,024	926,715
Security	Number of Shares	Value ($)
W.R. Berkley Corp.	9,509	564,549
White Mountains Insurance Group Ltd.	516	425,194
XL Group Ltd.	19,618	671,524
		50,147,158
Materials 3.9%
Air Products & Chemicals, Inc.	10,587	1,647,549
Albemarle Corp.	9,561	764,593
Alcoa, Inc.	145,853	1,470,198
Allegheny Technologies, Inc. (b)	26,984	460,347
AptarGroup, Inc.	5,810	453,064
Ashland, Inc.	5,216	610,689
Avery Dennison Corp.	8,030	621,843
Ball Corp.	15,530	1,229,821
Bemis Co., Inc.	11,223	590,330
Cabot Corp.	7,026	350,316
Celanese Corp., Series A	7,899	508,933
CF Industries Holdings, Inc.	29,235	760,110
Commercial Metals Co.	29,138	452,222
Domtar Corp.	19,100	712,812
E.I. du Pont de Nemours & Co.	61,791	4,300,654
Eastman Chemical Co.	12,190	827,579
Ecolab, Inc.	8,290	1,020,085
FMC Corp.	11,248	527,981
Freeport-McMoRan, Inc.	455,029	4,682,248
Graphic Packaging Holding Co.	23,568	337,965
Huntsman Corp.	39,325	679,929
International Flavors & Fragrances, Inc.	3,764	521,615
International Paper Co.	48,257	2,339,982
LyondellBasell Industries N.V., Class A	48,457	3,822,773
Monsanto Co.	31,423	3,346,549
Newmont Mining Corp.	76,369	2,920,351
Nucor Corp.	43,218	2,096,505
Owens-Illinois, Inc. *	28,119	504,174
Packaging Corp. of America	5,751	452,201
PPG Industries, Inc.	16,376	1,733,891
Praxair, Inc.	20,815	2,540,263
Reliance Steel & Aluminum Co.	12,287	885,647
RPM International, Inc.	9,330	508,765
Sealed Air Corp.	6,116	288,247
Sonoco Products Co.	11,196	577,042
Steel Dynamics, Inc.	29,232	719,692
The Chemours Co.	24,913	328,602
The Dow Chemical Co.	93,454	5,012,873
The Mosaic Co.	65,833	1,979,598
The Sherwin-Williams Co.	2,202	624,729
The Valspar Corp.	5,889	620,759
United States Steel Corp.	49,244	957,303
Vulcan Materials Co.	3,873	441,019
WestRock Co.	14,927	715,003
		56,946,851
Media 3.0%
CBS Corp., Class B Non-Voting Shares	46,265	2,360,903
Charter Communications, Inc., Class A *	15,067	3,875,383

See financial notes    17

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Comcast Corp., Class A	134,147	8,754,433
Discovery Communications, Inc., Class A *	16,412	418,670
Discovery Communications, Inc., Class C *	32,782	813,649
DISH Network Corp., Class A *	10,350	519,880
News Corp., Class A	43,368	609,754
News Corp., Class B	14,653	211,443
Omnicom Group, Inc.	19,958	1,718,983
Scripps Networks Interactive, Inc., Class A	8,029	508,798
TEGNA, Inc.	23,528	476,677
The Interpublic Group of Cos., Inc.	28,315	655,209
The Walt Disney Co.	80,399	7,594,490
Time Warner, Inc.	111,609	8,751,262
Time, Inc.	29,278	412,820
Twenty-First Century Fox, Inc., Class A	77,557	1,903,249
Twenty-First Century Fox, Inc., Class B	32,910	817,813
Viacom, Inc., Class B	76,615	3,090,649
		43,494,065
Pharmaceuticals, Biotechnology & Life Sciences 5.4%
AbbVie, Inc.	45,797	2,935,588
Agilent Technologies, Inc.	17,109	803,781
Allergan plc *	1,950	457,353
Amgen, Inc.	41,360	7,033,682
Biogen, Inc. *	4,694	1,434,627
Bristol-Myers Squibb Co.	67,543	3,876,293
Celgene Corp. *	17,024	1,817,142
Eli Lilly & Co.	57,828	4,496,127
Gilead Sciences, Inc.	34,456	2,700,661
Johnson & Johnson	153,323	18,297,567
Merck & Co., Inc.	200,784	12,607,227
Mettler-Toledo International, Inc. *	1,215	489,730
Mylan N.V. *	19,180	812,465
Perrigo Co., plc	2,328	211,825
Pfizer, Inc.	494,812	17,219,457
Thermo Fisher Scientific, Inc.	11,407	1,736,031
Waters Corp. *	3,543	557,349
Zoetis, Inc.	11,651	595,366
		78,082,271
Real Estate 1.2%
American Tower Corp.	7,663	868,831
AvalonBay Communities, Inc.	2,895	506,654
Boston Properties, Inc.	4,735	663,516
CBRE Group, Inc., Class A *	11,016	329,268
Corrections Corp. of America	16,440	261,889
Crown Castle International Corp.	5,082	481,621
Digital Realty Trust, Inc.	5,812	575,911
Duke Realty Corp.	9,423	264,975
Equity Residential	11,296	732,772
General Growth Properties, Inc.	16,896	492,350
HCP, Inc.	23,312	916,861
Hospitality Properties Trust	12,129	369,813
Host Hotels & Resorts, Inc.	39,765	708,612
Iron Mountain, Inc.	29,173	1,120,535
Jones Lang LaSalle, Inc.	2,612	304,951
Security	Number of Shares	Value ($)
Kimco Realty Corp.	15,881	477,224
Prologis, Inc.	12,209	648,420
Public Storage	3,346	749,303
Simon Property Group, Inc.	8,409	1,811,887
SL Green Realty Corp.	2,596	305,601
The Macerich Co.	4,672	382,590
Ventas, Inc.	15,050	1,093,684
Vornado Realty Trust	8,397	867,494
Welltower, Inc.	9,796	751,843
Weyerhaeuser Co.	62,118	1,978,458
		17,665,063
Retailing 4.7%
Abercrombie & Fitch Co., Class A	23,966	425,157
Advance Auto Parts, Inc.	2,945	463,484
Amazon.com, Inc. *	3,021	2,323,632
American Eagle Outfitters, Inc.	36,875	683,662
AutoNation, Inc. *	8,504	402,664
AutoZone, Inc. *	690	511,842
Bed Bath & Beyond, Inc.	37,705	1,748,381
Best Buy Co., Inc.	65,139	2,506,549
Big Lots, Inc.	13,074	644,810
CarMax, Inc. *	10,568	622,984
Chico's FAS, Inc.	29,306	371,600
Core-Mark Holding Co., Inc.	11,690	445,974
CST Brands, Inc.	19,959	954,240
Dick's Sporting Goods, Inc.	11,684	684,682
Dillard's, Inc., Class A	6,726	405,174
Dollar General Corp.	22,380	1,642,916
Dollar Tree, Inc. *	14,485	1,197,909
Expedia, Inc.	3,772	411,601
Foot Locker, Inc.	13,180	865,135
GameStop Corp., Class A	30,319	860,756
Genuine Parts Co.	14,929	1,535,000
GNC Holdings, Inc., Class A	11,193	235,389
Guess?, Inc.	18,703	311,031
J.C. Penney Co., Inc. *	72,821	686,702
Kohl's Corp.	62,426	2,770,466
L Brands, Inc.	13,568	1,034,017
Liberty Interactive Corp. QVC Group, Class A *	38,231	807,821
LKQ Corp. *	10,671	385,116
Lowe's Cos., Inc.	92,497	7,081,570
Macy's, Inc.	50,760	1,836,497
Murphy USA, Inc. *	16,376	1,197,413
Nordstrom, Inc. (b)	18,713	944,258
O'Reilly Automotive, Inc. *	4,167	1,166,552
Office Depot, Inc.	75,120	276,442
Ross Stores, Inc.	19,889	1,237,891
Signet Jewelers Ltd.	4,714	386,454
Staples, Inc.	234,782	2,009,734
Target Corp.	92,697	6,506,402
The Gap, Inc.	60,504	1,504,734
The Home Depot, Inc.	81,535	10,935,474
The Priceline Group, Inc. *	879	1,245,306
The TJX Cos., Inc.	44,339	3,433,612
Tiffany & Co.	6,000	428,220
Tractor Supply Co.	6,628	556,421
Urban Outfitters, Inc. *	13,587	487,094
Williams-Sonoma, Inc.	8,723	459,179
		67,631,947

18    See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	14,250	891,480
Applied Materials, Inc.	90,180	2,690,971
Broadcom Ltd.	6,196	1,093,098
Intel Corp.	525,274	18,852,084
KLA-Tencor Corp.	9,492	657,416
Lam Research Corp.	7,731	721,457
Linear Technology Corp.	11,205	652,579
Marvell Technology Group Ltd.	90,736	1,125,127
Maxim Integrated Products, Inc.	23,558	959,282
Microchip Technology, Inc.	11,196	693,144
Micron Technology, Inc. *	88,899	1,465,945
NVIDIA Corp.	18,692	1,146,567
QUALCOMM, Inc.	93,845	5,918,804
Skyworks Solutions, Inc.	3,858	288,810
Texas Instruments, Inc.	68,412	4,757,371
Xilinx, Inc.	12,463	675,619
		42,589,754
Software & Services 7.2%
Accenture plc, Class A	34,502	3,967,730
Activision Blizzard, Inc.	39,521	1,634,984
Adobe Systems, Inc. *	9,338	955,371
Akamai Technologies, Inc. *	4,999	274,445
Alliance Data Systems Corp. *	1,960	400,977
Alphabet, Inc., Class A *	4,850	3,830,772
Alphabet, Inc., Class C *	5,071	3,889,711
Amdocs Ltd.	14,026	843,243
Autodesk, Inc. *	6,604	445,110
Automatic Data Processing, Inc.	19,131	1,718,155
Booz Allen Hamilton Holding Corp.	14,024	425,769
Broadridge Financial Solutions, Inc.	6,834	473,596
CA, Inc.	32,959	1,117,640
CACI International, Inc., Class A *	4,180	415,325
Citrix Systems, Inc. *	6,624	577,613
Cognizant Technology Solutions Corp., Class A *	16,040	921,338
Computer Sciences Corp.	22,806	1,072,794
CSRA, Inc.	3,327	84,473
eBay, Inc. *	71,900	2,312,304
Electronic Arts, Inc. *	5,034	408,912
Facebook, Inc., Class A *	7,703	971,502
Fidelity National Information Services, Inc.	19,263	1,528,134
Fiserv, Inc. *	11,237	1,157,973
Global Payments, Inc.	6,443	489,346
IAC/InterActiveCorp	8,763	514,476
International Business Machines Corp.	136,940	21,757,027
Intuit, Inc.	11,381	1,268,412
Leidos Holdings, Inc.	11,763	476,519
MasterCard, Inc., Class A	24,433	2,360,961
Microsoft Corp.	466,051	26,779,290
Oracle Corp.	226,320	9,328,910
Paychex, Inc.	14,108	855,932
PayPal Holdings, Inc. *	4,194	155,807
Symantec Corp.	79,547	1,919,469
Teradata Corp. *	16,295	517,040
The Western Union Co.	63,512	1,366,778
Total System Services, Inc.	6,925	341,056
Security	Number of Shares	Value ($)
Visa, Inc., Class A	46,253	3,741,868
Xerox Corp.	188,447	1,856,203
Yahoo! Inc. *	27,317	1,167,802
		104,324,767
Technology Hardware & Equipment 5.0%
Amphenol Corp., Class A	13,068	814,267
Anixter International, Inc. *	6,174	394,766
Apple, Inc.	246,427	26,145,905
Arrow Electronics, Inc. *	20,667	1,360,509
Avnet, Inc.	30,767	1,282,369
Brocade Communications Systems, Inc.	35,476	318,574
CDW Corp.	5,277	235,618
Cisco Systems, Inc.	372,187	11,701,559
Corning, Inc.	114,703	2,602,611
EMC Corp.	140,560	4,074,834
F5 Networks, Inc. *	3,163	388,195
FLIR Systems, Inc.	12,741	392,805
Harris Corp.	11,611	1,079,591
Hewlett Packard Enterprise Co.	58,082	1,247,601
HP, Inc.	667,350	9,589,820
Ingram Micro, Inc., Class A	49,747	1,739,155
Jabil Circuit, Inc.	36,515	773,753
Juniper Networks, Inc.	31,105	717,903
Keysight Technologies, Inc. *	15,457	470,357
Lexmark International, Inc., Class A	14,148	506,640
Motorola Solutions, Inc.	23,653	1,821,044
NCR Corp. *	11,196	378,985
NetApp, Inc.	29,103	1,006,673
Sanmina Corp. *	14,191	372,939
SYNNEX Corp.	4,371	464,069
Tech Data Corp. *	15,402	1,143,444
Vishay Intertechnology, Inc.	27,028	382,716
Western Digital Corp.	31,010	1,447,237
		72,853,939
Telecommunication Services 4.0%
AT&T, Inc.	808,655	33,057,816
CenturyLink, Inc.	123,237	3,425,989
Frontier Communications Corp.	220,912	1,016,195
Level 3 Communications, Inc. *	6,176	306,515
T-Mobile US, Inc. *	7,849	363,723
Telephone & Data Systems, Inc.	24,533	683,735
Verizon Communications, Inc.	351,920	18,415,973
		57,269,946
Transportation 1.9%
Alaska Air Group, Inc.	5,100	344,403
American Airlines Group, Inc.	13,422	487,219
Avis Budget Group, Inc. *	21,044	760,320
C.H. Robinson Worldwide, Inc.	15,906	1,104,195
CSX Corp.	107,142	3,029,976
Delta Air Lines, Inc.	9,663	355,115
Expeditors International of Washington, Inc.	19,608	993,145
FedEx Corp.	30,880	5,093,038
Hertz Global Holdings, Inc. *	17,408	857,518
J.B. Hunt Transport Services, Inc.	4,665	370,354
JetBlue Airways Corp. *	16,210	258,550

See financial notes    19

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kansas City Southern	4,105	397,036
Norfolk Southern Corp.	25,549	2,399,051
Ryder System, Inc.	8,689	569,303
Southwest Airlines Co.	6,814	251,300
Union Pacific Corp.	64,119	6,125,288
United Parcel Service, Inc., Class B	35,983	3,930,063
		27,325,874
Utilities 4.2%
AES Corp.	156,550	1,889,558
Alliant Energy Corp.	15,348	582,457
Ameren Corp.	27,468	1,357,469
American Electric Power Co., Inc.	44,252	2,857,352
American Water Works Co., Inc.	10,290	761,357
Atmos Energy Corp.	7,189	529,829
Calpine Corp. *	64,433	804,124
CenterPoint Energy, Inc.	57,815	1,299,103
CMS Energy Corp.	23,352	980,083
Consolidated Edison, Inc.	29,125	2,191,656
Dominion Resources, Inc.	40,906	3,033,589
DTE Energy Co.	16,519	1,534,615
Duke Energy Corp.	53,655	4,274,157
Edison International	26,386	1,918,790
Entergy Corp.	30,251	2,365,628
Eversource Energy	18,859	1,017,820
Exelon Corp.	132,674	4,510,916
FirstEnergy Corp.	70,033	2,292,180
Great Plains Energy, Inc.	17,198	467,098
MDU Resources Group, Inc.	26,458	623,615
National Fuel Gas Co.	7,205	411,117
NextEra Energy, Inc.	27,123	3,280,256
NiSource, Inc.	38,437	920,182
NRG Energy, Inc.	86,972	1,053,231
OGE Energy Corp.	20,091	625,433
PG&E Corp.	42,211	2,614,549
Pinnacle West Capital Corp.	9,876	741,095
PPL Corp.	59,758	2,078,383
Public Service Enterprise Group, Inc.	53,018	2,267,050
SCANA Corp.	12,518	884,397
Sempra Energy	16,852	1,763,225
The Southern Co.	80,260	4,119,746
UGI Corp.	16,794	763,791
Vectren Corp.	8,437	412,654
WEC Energy Group, Inc.	14,383	861,254
Westar Energy, Inc.	10,295	565,607
Xcel Energy, Inc.	41,903	1,733,108
		60,386,474
Total Common Stock
(Cost $1,387,666,205)		1,440,924,284

Other Investment Companies 0.3% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.26% (c)	622,659	622,659
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	3,419,575	3,419,575
Total Other Investment Companies
(Cost $4,042,234)		4,042,234

End of Investments.

At 08/31/16, the tax basis cost of the fund's investments was $1,392,026,447 and the unrealized appreciation and depreciation were $93,089,700 and ($40,149,629), respectively, with a net unrealized appreciation of $52,940,071.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,221,970.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 08/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/16/16	40	4,339,000	(17,152)

20    See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	897,452,361	960,788,063
0.0%	Rights	14,969	17,820
1.9%	Other Investment Companies	18,077,859	18,077,859
101.4%	Total Investments	915,545,189	978,883,742
(1.4%)	Other Assets and Liabilities, Net		(13,726,657)
100.0%	Net Assets		965,157,085

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	37,035	634,780
Cooper Tire & Rubber Co.	52,411	1,781,450
Cooper-Standard Holding, Inc. *	11,825	1,171,266
Dorman Products, Inc. *	10,209	643,882
Drew Industries, Inc.	12,489	1,272,005
Gentex Corp.	104,967	1,867,363
Standard Motor Products, Inc.	16,200	725,922
Superior Industries International, Inc.	7,864	228,921
Tenneco, Inc. *	35,227	1,966,723
Tower International, Inc.	19,696	478,613
		10,770,925
Banks 5.4%
Associated Banc-Corp.	56,172	1,114,452
Astoria Financial Corp.	38,955	596,012
BancorpSouth, Inc.	27,419	682,733
Bank of Hawaii Corp.	20,614	1,485,033
Bank of the Ozarks, Inc.	10,054	393,916
BankUnited, Inc.	35,412	1,138,496
BOK Financial Corp.	12,298	849,423
Capitol Federal Financial, Inc.	78,987	1,135,833
Cathay General Bancorp	16,282	511,580
Columbia Banking System, Inc.	3,595	118,779
Commerce Bancshares, Inc.	32,918	1,668,284
Community Bank System, Inc.	14,983	710,943
Cullen/Frost Bankers, Inc.	20,889	1,522,808
CVB Financial Corp.	33,096	588,778
East West Bancorp, Inc.	41,670	1,547,624
EverBank Financial Corp.	48,850	937,432
F.N.B. Corp.	68,787	859,150
Security	Number of Shares	Value ($)
First Citizens BancShares, Inc., Class A	3,226	919,120
First Financial Bancorp	39,591	863,084
First Financial Bankshares, Inc. (a)	13,905	509,201
First Horizon National Corp.	136,013	2,091,880
First Republic Bank	24,700	1,900,912
Fulton Financial Corp.	78,363	1,133,129
Glacier Bancorp, Inc.	21,295	637,572
Great Western Bancorp, Inc.	20,954	717,465
Hancock Holding Co.	36,205	1,181,369
IBERIABANK Corp.	9,468	651,114
International Bancshares Corp.	25,820	765,563
Investors Bancorp, Inc.	13,139	160,953
MB Financial, Inc.	17,184	673,269
National Bank Holdings Corp., Class A	5,272	126,212
NBT Bancorp, Inc.	16,585	535,530
Northwest Bancshares, Inc.	66,202	1,027,455
Ocwen Financial Corp. *	212,635	756,981
Old National Bancorp	41,049	581,254
PacWest Bancorp	11,336	490,962
Park National Corp.	1,618	154,762
Popular, Inc.	79,552	3,127,189
PrivateBancorp, Inc.	14,151	650,238
Prosperity Bancshares, Inc.	17,006	943,323
Provident Financial Services, Inc.	4,972	107,246
Signature Bank *	5,136	626,643
SVB Financial Group *	8,966	995,764
Synovus Financial Corp.	36,137	1,195,412
TCF Financial Corp.	82,658	1,210,940
Texas Capital Bancshares, Inc. *	2,077	109,084
Trustmark Corp.	36,043	1,022,179
UMB Financial Corp.	12,719	773,315
Umpqua Holdings Corp.	42,367	695,666
United Bankshares, Inc.	18,790	740,326
Valley National Bancorp	141,399	1,364,500
Walter Investment Management Corp. *(a)	95,508	361,020
Washington Federal, Inc.	49,210	1,304,065
Webster Financial Corp.	25,218	974,171
Westamerica Bancorp (a)	13,761	699,609
Wintrust Financial Corp.	13,510	750,886
Zions Bancorp	69,255	2,118,510
		51,509,149
Capital Goods 12.7%
A.O. Smith Corp.	17,776	1,715,028
AAR Corp.	51,376	1,264,363
Actuant Corp., Class A	50,009	1,191,714
Acuity Brands, Inc.	6,885	1,894,201
Aegion Corp. *	37,794	699,945
Air Lease Corp.	21,991	646,096
Aircastle Ltd.	37,747	817,222
Albany International Corp., Class A	15,135	640,664
Allegion plc	20,314	1,446,763
Allison Transmission Holdings, Inc.	69,939	1,940,108
Altra Industrial Motion Corp.	4,154	117,143
Apogee Enterprises, Inc.	11,383	550,937
Applied Industrial Technologies, Inc.	45,115	2,143,865
Astec Industries, Inc.	15,095	887,435
AZZ, Inc.	9,070	602,520

See financial notes    21

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
B/E Aerospace, Inc.	31,222	1,578,272
Babcock & Wilcox Enterprises, Inc. *	8,826	144,305
Barnes Group, Inc.	28,194	1,165,540
Beacon Roofing Supply, Inc. *	31,200	1,434,576
Briggs & Stratton Corp.	54,956	1,044,714
BWX Technologies, Inc.	69,074	2,680,762
Chart Industries, Inc. *	30,132	907,576
CIRCOR International, Inc.	12,824	757,385
CLARCOR, Inc.	23,998	1,571,149
Colfax Corp. *	36,588	1,085,932
Comfort Systems USA, Inc.	22,360	634,800
Crane Co.	28,080	1,806,106
Cubic Corp.	20,386	954,472
Curtiss-Wright Corp.	20,559	1,848,254
DigitalGlobe, Inc. *	28,492	771,848
Donaldson Co., Inc.	69,463	2,608,336
DXP Enterprises, Inc. *	8,008	224,945
Dycom Industries, Inc. *	10,674	865,875
Encore Wire Corp.	27,047	1,047,260
EnerSys	32,248	2,269,614
EnPro Industries, Inc.	11,200	603,680
ESCO Technologies, Inc.	13,957	629,740
Esterline Technologies Corp. *	19,606	1,508,682
Federal Signal Corp.	9,585	125,659
Franklin Electric Co., Inc.	24,127	922,858
GATX Corp. (a)	39,019	1,710,983
Generac Holdings, Inc. *	52,733	1,966,941
General Cable Corp.	160,940	2,595,962
Graco, Inc.	15,949	1,174,963
Granite Construction, Inc.	29,974	1,438,752
Griffon Corp.	34,283	586,925
H&E Equipment Services, Inc.	35,839	570,915
Harsco Corp.	242,568	2,413,552
HD Supply Holdings, Inc. *	29,573	1,067,881
HEICO Corp.	11,908	809,268
HEICO Corp., Class A	1,683	95,729
Hexcel Corp.	33,396	1,497,811
Hillenbrand, Inc.	34,228	1,100,430
Hyster-Yale Materials Handling, Inc.	10,132	524,128
Kaman Corp.	21,321	957,100
Kennametal, Inc.	96,086	2,686,565
KLX, Inc. *	41,838	1,562,231
Lennox International, Inc.	14,804	2,384,480
Lindsay Corp. (a)	7,089	510,124
Masco Corp.	66,505	2,359,597
Masonite International Corp. *	12,607	841,265
MasTec, Inc. *	72,735	2,142,046
Meritor, Inc. *	12,221	136,264
Moog, Inc., Class A *	28,780	1,697,732
MRC Global, Inc. *	154,667	2,268,965
MSC Industrial Direct Co., Inc., Class A	30,439	2,223,265
Mueller Industries, Inc.	65,063	2,248,577
Mueller Water Products, Inc., Class A	11,562	139,785
MYR Group, Inc. *	21,295	617,555
National Presto Industries, Inc.	1,683	146,859
Nordson Corp.	21,520	2,124,670
Orbital ATK, Inc.	16,520	1,246,104
Primoris Services Corp.	26,163	502,853
Quanex Building Products Corp.	27,705	535,538
Raven Industries, Inc.	32,226	790,826
RBC Bearings, Inc. *	7,064	558,692
Security	Number of Shares	Value ($)
Regal Beloit Corp.	36,675	2,249,278
Rexnord Corp. *	47,913	1,059,356
Rush Enterprises, Inc., Class A *	39,614	942,021
Simpson Manufacturing Co., Inc.	19,548	857,766
Spirit AeroSystems Holdings, Inc., Class A *	42,255	1,936,124
SPX Corp. *	165,414	3,132,941
SPX FLOW, Inc. *	12,580	369,978
Standex International Corp.	5,897	496,468
Teledyne Technologies, Inc. *	15,917	1,705,347
Tennant Co.	12,019	777,990
Textainer Group Holdings Ltd. (a)	8,008	71,191
The Greenbrier Cos., Inc. (a)	20,128	682,138
The Middleby Corp. *	8,106	1,038,784
The Toro Co.	23,040	2,238,336
Titan International, Inc.	106,700	980,573
Titan Machinery, Inc. *	38,695	414,423
TriMas Corp. *	35,843	687,469
Tutor Perini Corp. *	70,850	1,643,011
Universal Forest Products, Inc.	20,135	2,197,735
USG Corp. *	3,395	93,125
Wabash National Corp. *	10,703	149,307
Wabtec Corp.	23,719	1,817,113
Watsco, Inc.	13,635	2,016,071
Watts Water Technologies, Inc., Class A	19,254	1,239,958
Woodward, Inc.	31,222	1,958,244
		122,740,424
Commercial & Professional Services 5.0%
ABM Industries, Inc.	69,169	2,658,165
ACCO Brands Corp. *	95,397	953,970
Brady Corp., Class A	45,456	1,522,321
CBIZ, Inc. *	10,703	121,051
CEB, Inc.	7,924	477,025
Clean Harbors, Inc. *	30,098	1,438,684
Copart, Inc. *	56,213	2,867,987
Covanta Holding Corp.	91,213	1,358,162
Deluxe Corp.	27,083	1,846,248
Ennis, Inc.	6,290	104,288
Essendant, Inc.	68,169	1,320,434
FTI Consulting, Inc. *	44,543	1,972,809
G&K Services, Inc., Class A	11,454	1,114,818
Healthcare Services Group, Inc.	26,974	1,088,940
Herman Miller, Inc.	29,870	1,077,411
HNI Corp.	30,138	1,682,906
Huron Consulting Group, Inc. *	8,590	539,967
ICF International, Inc. *	18,139	759,117
Insperity, Inc.	13,131	860,737
Interface, Inc.	30,966	547,479
KAR Auction Services, Inc.	43,378	1,834,022
Kelly Services, Inc., Class A	101,070	1,932,458
Kforce, Inc.	28,889	559,002
Knoll, Inc.	22,731	601,462
Korn/Ferry International	21,277	507,244
Matthews International Corp., Class A	15,186	934,091
McGrath RentCorp	21,385	683,678
Mobile Mini, Inc.	12,761	381,554
MSA Safety, Inc.	16,190	943,068
Navigant Consulting, Inc. *	41,997	824,821

22    See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
On Assignment, Inc. *	15,044	567,309
Quad/Graphics, Inc.	111,329	3,015,903
Resources Connection, Inc.	47,473	716,368
Rollins, Inc.	24,896	709,536
Steelcase, Inc., Class A	68,201	1,018,923
Stericycle, Inc. *	17,664	1,518,751
Team, Inc. *	16,868	535,896
Tetra Tech, Inc.	45,054	1,590,406
The Brink's Co.	51,671	1,885,992
TrueBlue, Inc. *	33,992	742,725
UniFirst Corp.	8,530	1,095,167
Viad Corp.	21,571	771,379
West Corp.	37,737	884,178
		48,566,452
Consumer Durables & Apparel 2.5%
Arctic Cat, Inc.	30,339	429,904
Brunswick Corp.	25,831	1,187,968
CalAtlantic Group, Inc.	3,495	127,533
Carter's, Inc.	21,774	2,074,844
Columbia Sportswear Co.	12,573	706,225
Crocs, Inc. *	78,561	678,767
Deckers Outdoor Corp. *	30,130	1,968,995
Ethan Allen Interiors, Inc.	3,036	101,585
G-III Apparel Group Ltd. *	17,145	541,268
Helen of Troy Ltd. *	10,221	923,365
Iconix Brand Group, Inc. *	114,078	958,255
KB Home	9,226	144,848
La-Z-Boy, Inc.	36,222	966,041
Lennar Corp., Class A	36,286	1,716,328
lululemon athletica, Inc. *	20,280	1,551,623
M.D.C Holdings, Inc.	30,800	804,188
Meritage Homes Corp. *	15,213	546,147
Oxford Industries, Inc.	6,933	432,688
Skechers U.S.A., Inc., Class A *	29,552	718,409
Smith & Wesson Holding Corp. *	26,124	735,391
Steven Madden Ltd. *	29,322	1,028,909
Sturm Ruger & Co., Inc.	10,849	664,935
Tempur Sealy International, Inc. *	22,664	1,777,311
Toll Brothers, Inc. *	27,655	859,794
Under Armour, Inc., Class A *(a)	14,324	567,660
Under Armour, Inc., Class C *	14,965	533,502
Unifi, Inc. *	4,254	110,732
Vista Outdoor, Inc. *	5,172	205,949
Wolverine World Wide, Inc.	48,175	1,151,864
		24,215,028
Consumer Services 4.3%
BJ's Restaurants, Inc. *	2,936	116,618
Bloomin' Brands, Inc.	58,555	1,144,165
Bob Evans Farms, Inc.	35,216	1,443,856
Boyd Gaming Corp. *	23,958	467,181
Bright Horizons Family Solutions, Inc. *	2,277	155,200
Buffalo Wild Wings, Inc. *	5,146	834,681
Caesars Entertainment Corp. *(a)	76,143	481,224
Capella Education Co.	15,102	889,810
Career Education Corp. *	251,259	1,643,234
Choice Hotels International, Inc.	18,834	913,261
Churchill Downs, Inc.	3,665	547,478
Security	Number of Shares	Value ($)
Cracker Barrel Old Country Store, Inc. (a)	7,855	1,194,824
DineEquity, Inc.	8,883	692,785
Domino's Pizza, Inc.	10,594	1,584,545
Dunkin' Brands Group, Inc.	28,298	1,385,187
Extended Stay America, Inc.	7,508	106,238
Graham Holdings Co., Class B	5,072	2,487,055
Grand Canyon Education, Inc. *	11,414	474,023
Houghton Mifflin Harcourt Co. *	36,716	585,620
Hyatt Hotels Corp., Class A *	13,778	736,848
International Speedway Corp., Class A	16,017	533,206
Interval Leisure Group, Inc.	8,367	145,586
Jack in the Box, Inc.	20,392	2,028,188
K12, Inc. *	42,542	508,377
La Quinta Holdings, Inc. *	41,638	480,919
Marriott Vacations Worldwide Corp.	12,175	938,693
Norwegian Cruise Line Holdings Ltd. *	21,381	767,364
Panera Bread Co., Class A *	11,376	2,470,298
Papa John's International, Inc.	8,201	613,681
Penn National Gaming, Inc. *	83,595	1,185,377
Red Robin Gourmet Burgers, Inc. *	11,264	566,129
Regis Corp. *	82,058	1,031,469
Ruby Tuesday, Inc. *	135,509	411,947
SeaWorld Entertainment, Inc.	77,719	1,011,124
ServiceMaster Global Holdings, Inc. *	4,054	151,255
Six Flags Entertainment Corp.	21,790	1,062,698
Sotheby's	29,456	1,167,930
Strayer Education, Inc. *	23,175	1,128,159
Texas Roadhouse, Inc.	29,934	1,325,178
The Cheesecake Factory, Inc.	34,485	1,772,874
The Wendy's Co.	195,563	1,992,787
Vail Resorts, Inc.	7,835	1,241,299
Weight Watchers International, Inc. *(a)	125,786	1,322,011
		41,740,382
Diversified Financials 4.9%
Affiliated Managers Group, Inc. *	10,307	1,464,109
Altisource Residential Corp.	16,534	181,378
Anworth Mortgage Asset Corp.	135,088	660,580
BGC Partners, Inc., Class A	68,651	602,069
Capstead Mortgage Corp.	76,758	761,439
Cash America International, Inc.	20,238	880,960
CBOE Holdings, Inc.	22,387	1,537,763
Chimera Investment Corp.	108,168	1,783,690
Colony Capital, Inc., Class A	6,131	113,240
Credit Acceptance Corp. *(a)	3,106	620,113
CYS Investments, Inc.	18,511	163,082
E*TRADE Financial Corp. *	65,141	1,718,420
Eaton Vance Corp.	57,540	2,303,326
Evercore Partners, Inc., Class A	10,454	535,663
EZCORP, Inc., Class A *	168,371	1,742,640
FactSet Research Systems, Inc.	8,377	1,491,357
Federated Investors, Inc., Class B	60,168	1,943,426
First Cash Financial Services, Inc.	16,580	857,518
Greenhill & Co., Inc.	35,129	805,859
Invesco Mortgage Capital, Inc.	81,687	1,285,753
Janus Capital Group, Inc.	49,124	730,474
KCG Holdings, Inc., Class A *	8,367	120,903

See financial notes    23

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Lazard Ltd., Class A	34,960	1,294,569
LPL Financial Holdings, Inc. (a)	64,869	1,928,555
MarketAxess Holdings, Inc.	4,203	708,374
MFA Financial, Inc.	216,126	1,668,493
Morningstar, Inc.	6,872	570,857
MSCI, Inc.	18,279	1,647,304
Nelnet, Inc., Class A	18,738	663,325
New Residential Investment Corp.	89,844	1,289,261
OneMain Holdings, Inc. *	19,739	612,106
PennyMac Mortgage Investment Trust	58,936	898,185
PRA Group, Inc. *	19,513	624,026
Raymond James Financial, Inc.	35,913	2,089,059
Redwood Trust, Inc.	60,913	901,512
Santander Consumer USA Holdings, Inc. *	118,627	1,492,328
SEI Investments Co.	41,251	1,901,671
Starwood Property Trust, Inc.	56,025	1,282,973
Stifel Financial Corp. *	19,415	763,980
Two Harbors Investment Corp.	114,411	1,018,258
Waddell & Reed Financial, Inc., Class A	74,853	1,392,266
Western Asset Mortgage Capital Corp.	42,639	451,121
World Acceptance Corp. *	29,551	1,421,699
		46,923,684
Energy 4.3%
Alon USA Energy, Inc.	74,056	605,778
Antero Resources Corp. *	7,049	180,172
Archrock, Inc.	165,063	1,818,994
Atwood Oceanics, Inc. (a)	109,347	863,841
Bill Barrett Corp. *	185,237	1,229,974
Bristow Group, Inc.	71,962	821,086
CARBO Ceramics, Inc. (a)	48,784	611,264
Carrizo Oil & Gas, Inc. *	3,395	129,995
Continental Resources, Inc. *	20,264	971,862
CVR Energy, Inc. (a)	31,108	453,866
Dril-Quip, Inc. *	16,003	889,287
EP Energy Corp., Class A *(a)	31,993	131,811
Forum Energy Technologies, Inc. *	47,537	835,225
Golar LNG Ltd.	38,903	810,350
Green Plains, Inc.	62,655	1,521,263
Gulfport Energy Corp. *	4,154	118,804
Helix Energy Solutions Group, Inc. *	167,798	1,258,485
Hornbeck Offshore Services, Inc. *	50,224	274,725
Laredo Petroleum, Inc. *	10,803	132,661
Matrix Service Co. *	28,262	522,564
McDermott International, Inc. *	394,617	2,063,847
Newpark Resources, Inc. *	147,634	1,042,296
Nordic American Tankers Ltd. (a)	34,788	356,925
Oasis Petroleum, Inc. *	79,428	752,977
Oil States International, Inc. *	53,798	1,668,814
PDC Energy, Inc. *	9,596	637,174
Pioneer Energy Services Corp. *	232,088	772,853
Range Resources Corp.	60,014	2,314,740
Renewable Energy Group, Inc. *	74,958	672,373
REX American Resources Corp. *	1,718	138,196
Rowan Cos. plc, Class A	107,611	1,340,833
RPC, Inc. *	58,816	901,649
SEACOR Holdings, Inc. *	32,096	1,886,603
Security	Number of Shares	Value ($)
SemGroup Corp., Class A	25,130	781,543
Ship Finance International Ltd. (a)	45,150	681,314
Targa Resources Corp.	44,352	1,932,860
Teekay Corp.	86,072	622,301
Tesco Corp.	64,960	442,378
TETRA Technologies, Inc. *	89,243	539,920
Tidewater, Inc. (a)	228,644	747,666
Unit Corp. *	125,263	2,140,745
US Silica Holdings, Inc.	21,471	842,737
W&T Offshore, Inc. *(a)	236,617	404,615
WPX Energy, Inc. *	301,708	3,620,496
		41,487,862
Food & Staples Retailing 0.9%
Ingles Markets, Inc., Class A	22,293	843,344
Performance Food Group Co. *	8,008	205,806
PriceSmart, Inc.	9,707	810,826
Rite Aid Corp. *	229,096	1,725,093
SpartanNash Co.	50,949	1,631,387
Sprouts Farmers Market, Inc. *	26,564	598,487
SUPERVALU, Inc. *	235,857	1,292,496
The Andersons, Inc.	45,238	1,671,544
		8,778,983
Food, Beverage & Tobacco 2.4%
B&G Foods, Inc.	20,138	956,152
Cal-Maine Foods, Inc. (a)	15,236	699,942
Darling Ingredients, Inc. *	107,463	1,513,079
Dean Foods Co.	62,466	1,075,040
Flowers Foods, Inc.	99,372	1,481,636
Fresh Del Monte Produce, Inc.	41,439	2,410,507
J&J Snack Foods Corp.	6,223	759,206
Lancaster Colony Corp.	10,292	1,384,583
Pilgrim's Pride Corp.	39,326	907,644
Pinnacle Foods, Inc.	32,079	1,624,801
Sanderson Farms, Inc.	21,775	2,095,408
Snyder's-Lance, Inc.	28,176	995,740
The Boston Beer Co., Inc., Class A *	2,659	485,666
The Hain Celestial Group, Inc. *	20,153	740,623
The WhiteWave Foods Co. *	29,710	1,646,825
TreeHouse Foods, Inc. *	16,304	1,544,478
Universal Corp.	38,128	2,294,162
Vector Group Ltd.	33,858	755,372
		23,370,864
Health Care Equipment & Services 3.6%
Air Methods Corp. *	17,426	613,047
Alere, Inc. *	22,011	861,290
Align Technology, Inc. *	7,996	742,828
Allscripts Healthcare Solutions, Inc. *	147,495	1,904,160
Amedisys, Inc. *	15,273	735,089
Amsurg Corp. *	11,868	770,471
Analogic Corp.	6,984	621,576
Brookdale Senior Living, Inc. *	70,675	1,216,317
Chemed Corp.	11,024	1,487,468
CONMED Corp.	14,827	604,942
Envision Healthcare Holdings, Inc. *	62,324	1,337,473
Haemonetics Corp. *	23,754	882,699
Halyard Health, Inc. *	55,917	2,038,175
HealthSouth Corp.	36,301	1,477,814

24    See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hill-Rom Holdings, Inc.	30,665	1,818,741
HMS Holdings Corp. *	6,590	143,728
Hologic, Inc. *	7,808	299,983
IMS Health Holdings, Inc. *	30,115	898,029
Integer Holdings Corp. *	11,319	273,920
Invacare Corp.	64,511	765,746
Kindred Healthcare, Inc.	127,308	1,405,480
LHC Group, Inc. *	2,277	80,970
Masimo Corp. *	17,416	1,029,982
Molina Healthcare, Inc. *	20,997	1,129,849
PharMerica Corp. *	34,779	878,518
Quality Systems, Inc.	39,825	468,740
Select Medical Holdings Corp. *	121,493	1,443,337
Team Health Holdings, Inc. *	11,925	397,102
Teleflex, Inc.	10,785	1,974,626
The Cooper Cos., Inc.	11,288	2,098,665
Triple-S Management Corp., Class B *	39,516	865,005
VCA, Inc. *	25,268	1,789,227
West Pharmaceutical Services, Inc.	17,614	1,441,354
		34,496,351
Household & Personal Products 0.6%
Central Garden & Pet Co., Class A *	11,462	277,953
Edgewell Personal Care Co. *	37,071	2,966,051
Energizer Holdings, Inc.	9,585	473,691
HRG Group, Inc. *	14,198	229,582
Spectrum Brands Holdings, Inc.	6,490	870,958
WD-40 Co.	5,075	600,626
		5,418,861
Insurance 4.0%
Allied World Assurance Co. Holdings AG	58,220	2,361,403
Ambac Financial Group, Inc. *	79,007	1,433,187
American Equity Investment Life Holding Co.	63,535	1,119,487
American National Insurance Co.	1,059	123,712
AmTrust Financial Services, Inc.	16,235	430,065
Argo Group International Holdings Ltd.	19,494	1,106,090
Aspen Insurance Holdings Ltd.	47,277	2,172,851
Brown & Brown, Inc.	41,430	1,552,382
CNA Financial Corp.	15,845	527,797
Employers Holdings, Inc.	25,506	777,168
Endurance Specialty Holdings Ltd.	33,910	2,232,973
Erie Indemnity Co., Class A	4,778	487,499
Horace Mann Educators Corp.	16,968	620,180
Infinity Property & Casualty Corp.	9,568	806,200
James River Group Holdings Ltd.	2,936	107,281
Kemper Corp.	51,875	1,942,719
Maiden Holdings Ltd.	33,187	458,312
Markel Corp. *	2,163	2,013,991
MBIA, Inc. *	170,829	1,376,882
Mercury General Corp.	23,052	1,251,724
Old Republic International Corp.	132,911	2,555,879
Primerica, Inc.	46,183	2,629,198
ProAssurance Corp.	30,304	1,667,326
RLI Corp.	21,195	1,504,421
Safety Insurance Group, Inc.	12,076	802,450
Security	Number of Shares	Value ($)
Selective Insurance Group, Inc.	20,721	826,768
Stewart Information Services Corp.	22,174	1,015,126
The Hanover Insurance Group, Inc.	22,519	1,760,986
Validus Holdings Ltd.	60,068	3,050,854
		38,714,911
Materials 7.3%
A. Schulman, Inc.	36,219	923,584
AK Steel Holding Corp. *	26,378	117,646
Axalta Coating Systems Ltd. *	26,840	768,161
Berry Plastics Group, Inc. *	34,698	1,574,942
Boise Cascade Co. *	49,682	1,303,656
Calgon Carbon Corp.	34,081	494,174
Carpenter Technology Corp.	40,125	1,455,735
Century Aluminum Co. *	79,253	497,709
Chemtura Corp. *	58,414	1,751,836
Clearwater Paper Corp. *	23,812	1,478,011
Cliffs Natural Resources, Inc. *	1,553,089	8,852,607
Compass Minerals International, Inc.	17,611	1,312,548
Crown Holdings, Inc. *	47,459	2,573,702
Eagle Materials, Inc.	10,280	826,204
Ferro Corp. *	37,377	498,609
Greif, Inc., Class A	51,698	2,203,886
H.B. Fuller Co.	28,221	1,339,933
Hecla Mining Co.	202,532	1,130,129
Innophos Holdings, Inc.	25,997	1,097,593
Innospec, Inc.	12,449	737,977
Kaiser Aluminum Corp.	14,218	1,211,800
KapStone Paper & Packaging Corp.	47,224	826,892
Koppers Holdings, Inc. *	31,414	1,025,353
Kraton Performance Polymers, Inc. *	35,946	1,296,213
Louisiana-Pacific Corp. *	48,734	949,338
Martin Marietta Materials, Inc.	12,564	2,299,589
Materion Corp.	32,922	965,931
Minerals Technologies, Inc.	19,020	1,342,241
Neenah Paper, Inc.	7,801	627,434
NewMarket Corp.	4,407	1,912,418
Olin Corp.	91,392	1,977,723
P.H. Glatfelter Co.	57,984	1,285,505
Platform Specialty Products Corp. *	11,103	100,482
PolyOne Corp.	46,617	1,606,888
Quaker Chemical Corp.	6,219	621,900
Royal Gold, Inc.	11,462	840,394
Schnitzer Steel Industries, Inc., Class A	102,090	1,917,250
Schweitzer-Mauduit International, Inc.	23,298	915,145
Sensient Technologies Corp.	25,406	1,860,481
Silgan Holdings, Inc.	33,591	1,616,399
Southern Copper Corp.	96,645	2,495,374
Stepan Co.	19,535	1,372,529
Stillwater Mining Co. *	51,475	651,159
SunCoke Energy, Inc.	148,807	970,222
The Scotts Miracle-Gro Co., Class A	25,085	2,077,038
TimkenSteel Corp. *	35,863	353,251
Trinseo S.A.	3,595	208,007
Tronox Ltd., Class A	187,822	1,714,815
W.R. Grace & Co.	13,350	1,043,035
Westlake Chemical Corp.	22,797	1,181,341
Worthington Industries, Inc.	45,437	1,949,247
		70,154,036

See financial notes    25

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 1.9%
AMC Networks, Inc., Class A *	11,855	644,201
Cable One, Inc.	500	270,560
Cinemark Holdings, Inc.	65,127	2,517,159
Gannett Co., Inc.	34,086	406,646
John Wiley & Sons, Inc., Class A	27,650	1,607,294
Lions Gate Entertainment Corp. (a)	18,986	397,947
Live Nation Entertainment, Inc. *	55,750	1,489,640
Loral Space & Communications, Inc. *	18,812	685,886
Media General, Inc. *	6,590	116,445
Meredith Corp.	22,476	1,192,127
National CineMedia, Inc.	49,296	736,975
Regal Entertainment Group, Class A (a)	62,354	1,333,128
Scholastic Corp.	32,321	1,301,243
Sinclair Broadcast Group, Inc., Class A	25,609	729,344
Sirius XM Holdings, Inc. *	566,584	2,345,658
Starz, Class A *	30,287	944,652
The New York Times Co., Class A	67,448	872,777
Tribune Media Co., Class A	28,002	1,066,316
		18,657,998
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Alexion Pharmaceuticals, Inc. *	8,951	1,126,573
Bio-Rad Laboratories, Inc., Class A *	9,686	1,441,374
Bio-Techne Corp.	9,502	1,001,036
Bruker Corp.	28,228	631,178
Catalent, Inc. *	3,595	90,702
Charles River Laboratories International, Inc. *	21,377	1,778,780
Endo International plc *	22,989	475,872
Illumina, Inc. *	8,790	1,479,709
Impax Laboratories, Inc. *	19,712	476,833
Mallinckrodt plc *	22,996	1,714,122
Myriad Genetics, Inc. *	29,290	596,344
PAREXEL International Corp. *	13,052	887,928
PDL BioPharma, Inc.	298,483	868,586
PerkinElmer, Inc.	37,810	2,013,382
Prestige Brands Holdings, Inc. *	9,068	436,443
QIAGEN N.V. *	56,554	1,499,247
Quintiles Transnational Holdings, Inc. *	26,205	2,025,646
Regeneron Pharmaceuticals, Inc. *	1,895	743,882
United Therapeutics Corp. *	8,462	1,034,733
Vertex Pharmaceuticals, Inc. *	1,059	100,086
VWR Corp. *	6,949	193,947
		20,616,403
Real Estate 9.8%
Acadia Realty Trust	2,936	108,456
Alexandria Real Estate Equities, Inc.	17,974	1,978,758
Altisource Portfolio Solutions S.A. *	17,733	577,741
American Campus Communities, Inc.	30,564	1,531,562
Apartment Investment & Management Co., Class A	34,190	1,544,704
Apple Hospitality REIT, Inc.	20,947	410,980
Ashford Hospitality Trust, Inc.	30,232	210,717
Brandywine Realty Trust	83,450	1,346,048
Brixmor Property Group, Inc.	45,403	1,296,710
Security	Number of Shares	Value ($)
Camden Property Trust	24,658	2,164,233
Care Capital Properties, Inc.	5,731	171,873
CBL & Associates Properties, Inc.	125,188	1,786,433
Chesapeake Lodging Trust	5,372	136,879
Columbia Property Trust, Inc.	81,906	1,931,343
Corporate Office Properties Trust	47,526	1,355,441
Cousins Properties, Inc.	9,685	106,729
CubeSmart	19,037	524,089
DCT Industrial Trust, Inc.	19,569	953,206
DDR Corp.	72,795	1,376,553
DiamondRock Hospitality Co.	88,998	942,489
Douglas Emmett, Inc.	36,813	1,382,696
DuPont Fabros Technology, Inc.	14,444	612,426
EastGroup Properties, Inc.	10,350	759,483
EPR Properties	16,999	1,331,362
Equinix, Inc.	7,080	2,610,042
Equity Commonwealth *	67,096	2,099,434
Equity LifeStyle Properties, Inc.	13,836	1,072,705
Equity One, Inc.	19,407	602,393
Essex Property Trust, Inc.	7,410	1,682,811
Extra Space Storage, Inc.	11,329	912,551
Federal Realty Investment Trust	12,850	2,043,150
First Industrial Realty Trust, Inc.	5,472	157,429
Franklin Street Properties Corp.	46,812	587,959
Gaming & Leisure Properties, Inc.	8,826	301,937
Government Properties Income Trust	35,187	819,857
Gramercy Property Trust	60,950	589,996
Healthcare Realty Trust, Inc.	33,782	1,184,397
Healthcare Trust of America, Inc., Class A	31,517	1,063,384
Hersha Hospitality Trust	25,101	490,474
Highwoods Properties, Inc.	32,045	1,699,667
Investors Real Estate Trust	73,514	488,133
Kilroy Realty Corp.	17,017	1,235,945
Lamar Advertising Co., Class A	20,345	1,268,104
LaSalle Hotel Properties	42,661	1,197,068
Lexington Realty Trust	106,060	1,144,387
Liberty Property Trust	65,046	2,681,847
Life Storage, Inc.	6,527	587,430
Mack-Cali Realty Corp.	75,281	2,089,801
Medical Properties Trust, Inc.	48,344	738,213
Mid-America Apartment Communities, Inc.	14,190	1,333,718
Monogram Residential Trust, Inc.	13,798	145,155
National Retail Properties, Inc.	27,617	1,383,612
NorthStar Realty Finance Corp.	56,968	759,953
Omega Healthcare Investors, Inc.	31,740	1,148,988
Outfront Media, Inc.	84,707	1,890,660
Paramount Group, Inc.	12,021	216,378
Pebblebrook Hotel Trust	5,272	158,371
Pennsylvania Real Estate Investment Trust	28,758	721,538
Piedmont Office Realty Trust, Inc., Class A	96,656	2,088,736
Post Properties, Inc.	11,972	793,504
Potlatch Corp.	24,728	936,449
PS Business Parks, Inc.	6,213	688,276
RAIT Financial Trust	33,986	106,716
Rayonier, Inc.	93,392	2,571,082
Realogy Holdings Corp.	60,291	1,618,210
Realty Income Corp.	32,173	2,114,731
Regency Centers Corp.	22,303	1,796,284

26    See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Retail Properties of America, Inc., Class A	100,630	1,710,710
RLJ Lodging Trust	48,499	1,131,967
Ryman Hospitality Properties, Inc.	18,953	1,022,704
Sabra Health Care REIT, Inc.	32,528	828,813
Senior Housing Properties Trust	110,774	2,474,691
Spirit Realty Capital, Inc.	61,210	811,032
Sun Communities, Inc.	9,042	691,894
Sunstone Hotel Investors, Inc.	48,528	674,054
Tanger Factory Outlet Centers, Inc.	26,201	1,064,809
Taubman Centers, Inc.	18,112	1,406,759
The Geo Group, Inc.	42,872	859,155
Tier REIT, Inc.	7,808	125,084
UDR, Inc.	58,130	2,103,143
VEREIT, Inc.	30,352	317,178
Washington Prime Group, Inc.	33,127	455,165
Washington Real Estate Investment Trust	30,848	1,002,560
Weingarten Realty Investors	41,413	1,708,286
WP Carey, Inc.	18,397	1,226,160
Xenia Hotels & Resorts, Inc.	15,316	257,921
		94,234,471
Retailing 5.4%
Aaron's, Inc.	95,856	2,335,052
Asbury Automotive Group, Inc. *	22,794	1,224,494
Ascena Retail Group, Inc. *	212,804	1,732,225
Barnes & Noble Education, Inc. *	27,396	306,561
Barnes & Noble, Inc.	108,780	1,246,619
Burlington Stores, Inc. *	32,492	2,639,000
Cabela's, Inc. *	19,494	955,011
Caleres, Inc.	42,263	1,096,302
DSW, Inc., Class A	72,521	1,736,878
Express, Inc. *	85,338	1,009,549
Five Below, Inc. *	16,798	748,519
Fred's, Inc., Class A	92,129	1,041,979
Genesco, Inc. *	26,685	1,938,398
Group 1 Automotive, Inc.	32,230	1,912,528
Hibbett Sports, Inc. *	24,024	921,801
HSN, Inc.	25,912	1,082,603
Lands' End, Inc. *(a)	26,816	471,962
Liberty TripAdvisor Holdings, Inc., Class A *	21,232	441,838
Lithia Motors, Inc., Class A	9,483	784,908
Lumber Liquidators Holdings, Inc. *(a)	48,996	772,177
Monro Muffler Brake, Inc.	8,947	504,700
Netflix, Inc. *	14,333	1,396,751
Nutrisystem, Inc.	22,012	634,386
Outerwall, Inc.	40,816	2,120,799
Penske Automotive Group, Inc.	38,194	1,730,188
Pier 1 Imports, Inc.	245,396	1,131,276
Pool Corp.	16,390	1,653,259
Rent-A-Center, Inc.	201,616	2,463,748
Restoration Hardware Holdings, Inc. *(a)	9,465	319,254
Sally Beauty Holdings, Inc. *	69,954	1,904,148
Select Comfort Corp. *	28,965	760,331
Shoe Carnival, Inc.	4,972	147,470
Shutterfly, Inc. *	10,217	513,098
Sonic Automotive, Inc., Class A	63,631	1,084,272
Security	Number of Shares	Value ($)
Stage Stores, Inc.	145,719	783,968
The Buckle, Inc. (a)	42,650	1,099,090
The Cato Corp., Class A	24,448	838,077
The Children's Place, Inc.	24,924	2,028,814
The Finish Line, Inc., Class A	75,584	1,819,307
The Michaels Cos., Inc. *	18,536	444,123
TripAdvisor, Inc. *	10,676	651,236
Tuesday Morning Corp. *	68,834	459,123
Ulta Salon, Cosmetics & Fragrance, Inc. *	9,597	2,372,474
Vitamin Shoppe, Inc. *	25,768	714,289
Zumiez, Inc. *	26,866	448,662
		52,421,247
Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	3,784	166,307
Advanced Micro Devices, Inc. *	630,597	4,666,418
Amkor Technology, Inc. *	153,827	1,399,826
Brooks Automation, Inc.	46,203	582,620
Cabot Microelectronics Corp.	21,580	1,072,958
Cirrus Logic, Inc. *	25,570	1,297,677
Cree, Inc. *	51,862	1,245,207
Cypress Semiconductor Corp.	112,246	1,339,095
Diodes, Inc. *	23,658	487,118
Entegris, Inc. *	53,563	912,713
Fairchild Semiconductor International, Inc. *	85,263	1,696,734
First Solar, Inc. *	36,748	1,389,809
Integrated Device Technology, Inc. *	32,605	655,034
Intersil Corp., Class A	82,948	1,637,393
Microsemi Corp. *	23,271	929,909
MKS Instruments, Inc.	23,416	1,141,296
ON Semiconductor Corp. *	196,476	2,121,941
Photronics, Inc. *	57,889	553,419
Power Integrations, Inc.	2,077	121,297
Qorvo, Inc. *	9,944	571,084
Silicon Laboratories, Inc. *	18,647	1,068,473
Synaptics, Inc. *	8,314	473,648
Teradyne, Inc.	85,163	1,793,533
Tessera Technologies, Inc.	3,754	125,909
Veeco Instruments, Inc. *	42,688	839,673
		28,289,091
Software & Services 6.0%
ACI Worldwide, Inc. *	26,089	498,300
Acxiom Corp. *	49,286	1,280,943
ANSYS, Inc. *	13,704	1,303,113
Cadence Design Systems, Inc. *	37,342	949,980
Cardtronics plc, Class A *	12,703	570,492
CDK Global, Inc.	9,203	533,590
Cimpress N.V. *	10,804	1,072,513
CommVault Systems, Inc. *	2,177	112,203
Convergys Corp.	82,189	2,451,698
CoreLogic, Inc. *	62,400	2,559,648
CSG Systems International, Inc.	17,804	778,391
DST Systems, Inc.	20,612	2,504,564
EarthLink Holdings Corp.	128,262	817,029
EPAM Systems, Inc. *	1,318	89,901
Euronet Worldwide, Inc. *	10,355	803,652
Fair Isaac Corp.	11,969	1,531,314

See financial notes    27

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
First Data Corp., Class A *	41,094	572,028
FleetCor Technologies, Inc. *	5,765	946,613
Gartner, Inc. *	15,536	1,413,776
Genpact Ltd. *	57,248	1,354,488
j2 Global, Inc.	9,104	620,620
Jack Henry & Associates, Inc.	20,070	1,751,509
LinkedIn Corp., Class A *	3,865	744,979
Manhattan Associates, Inc. *	10,418	630,497
ManTech International Corp., Class A	42,123	1,686,605
MAXIMUS, Inc.	20,041	1,178,812
Mentor Graphics Corp.	40,851	980,832
Monster Worldwide, Inc. *	212,147	776,458
NeuStar, Inc., Class A *	65,458	1,663,288
Nuance Communications, Inc. *	46,252	674,354
Progress Software Corp. *	44,025	1,277,165
PTC, Inc. *	33,322	1,421,850
Rackspace Hosting, Inc. *	45,559	1,432,830
Red Hat, Inc. *	22,522	1,643,656
Rovi Corp. *	57,062	1,168,059
Sabre Corp.	4,154	116,935
salesforce.com, Inc. *	18,101	1,437,581
Science Applications International Corp.	43,308	2,763,483
SS&C Technologies Holdings, Inc.	15,046	495,766
Sykes Enterprises, Inc. *	28,851	843,315
Synopsys, Inc. *	35,003	2,075,328
Take-Two Interactive Software, Inc. *	41,774	1,815,916
TiVo, Inc. *	14,657	155,511
Travelport Worldwide Ltd.	64,681	888,070
Unisys Corp. *(a)	101,361	1,023,746
Vantiv, Inc., Class A *	17,078	917,772
Verint Systems, Inc. *	13,297	453,694
VeriSign, Inc. *	26,750	1,991,537
VMware, Inc., Class A *(a)	14,476	1,061,525
WebMD Health Corp. *	20,529	1,058,680
WEX, Inc. *	8,259	820,201
Zynga, Inc., Class A *	183,910	502,074
		58,216,884
Technology Hardware & Equipment 4.5%
ADTRAN, Inc.	59,976	1,102,359
AVX Corp.	37,615	516,830
Belden, Inc.	19,923	1,486,057
Benchmark Electronics, Inc. *	84,363	2,034,836
Cognex Corp.	13,696	681,513
Coherent, Inc. *	10,557	1,110,385
CommScope Holding Co., Inc. *	49,121	1,452,508
Comtech Telecommunications Corp.	44,355	571,736
Diebold, Inc.	54,053	1,516,727
Dolby Laboratories, Inc., Class A	31,795	1,556,047
Eastman Kodak Co. *	11,362	175,997
EchoStar Corp., Class A *	25,340	982,178
Electronics For Imaging, Inc. *	10,795	508,229
ePlus, Inc. *	2,029	183,645
Fabrinet *	20,125	781,253
FEI Co.	9,751	1,038,189
Finisar Corp. *	62,929	1,332,836
Harmonic, Inc. *	137,583	597,110
II-VI, Inc. *	24,585	520,956
Insight Enterprises, Inc. *	80,580	2,465,748
InterDigital, Inc.	17,841	1,274,026
Security	Number of Shares	Value ($)
IPG Photonics Corp. *	5,845	508,398
Itron, Inc. *	28,124	1,339,546
Knowles Corp. *	79,027	1,098,475
Littelfuse, Inc.	7,085	898,378
Lumentum Holdings, Inc. *	4,813	169,033
Methode Electronics, Inc.	16,158	592,191
MTS Systems Corp.	10,387	516,753
National Instruments Corp.	39,226	1,095,974
NETGEAR, Inc. *	24,628	1,403,796
NetScout Systems, Inc. *	5,472	161,862
OSI Systems, Inc. *	7,011	470,158
Plantronics, Inc.	20,962	1,061,725
Plexus Corp. *	36,481	1,683,598
Polycom, Inc. *	143,317	1,782,864
Rofin-Sinar Technologies, Inc. *	19,621	628,068
Rogers Corp. *	1,618	90,462
ScanSource, Inc. *	38,616	1,321,053
Super Micro Computer, Inc. *	15,974	345,518
Trimble Navigation Ltd. *	70,436	1,929,946
TTM Technologies, Inc. *	64,724	694,489
VeriFone Systems, Inc. *	34,527	685,706
ViaSat, Inc. *	10,077	756,178
Viavi Solutions, Inc. *	126,148	981,431
Zebra Technologies Corp., Class A *	21,460	1,501,342
		43,606,109
Telecommunication Services 1.0%
ATN International, Inc.	1,418	92,652
Cincinnati Bell, Inc. *	271,669	1,135,576
Consolidated Communications Holdings, Inc.	33,365	802,428
General Communication, Inc., Class A *	27,004	375,356
Inteliquent, Inc.	29,276	487,153
Iridium Communications, Inc. *	62,253	518,568
SBA Communications Corp., Class A *	15,974	1,823,432
Spok Holdings, Inc.	6,131	101,468
Vonage Holdings Corp. *	122,707	712,928
Windstream Holdings, Inc. (a)	315,712	2,686,709
Zayo Group Holdings, Inc. *	18,534	537,671
		9,273,941
Transportation 2.8%
Allegiant Travel Co.	4,838	668,805
AMERCO	2,279	783,315
ArcBest Corp.	48,161	881,828
Atlas Air Worldwide Holdings, Inc. *	25,607	951,044
Copa Holdings S.A., Class A (a)	33,972	2,596,480
Echo Global Logistics, Inc. *	4,813	124,175
Forward Air Corp.	14,830	683,366
Genesee & Wyoming, Inc., Class A *	15,209	1,034,060
Hawaiian Holdings, Inc. *	16,803	789,405
Heartland Express, Inc.	31,265	594,973
Hub Group, Inc., Class A *	39,010	1,589,657
Kirby Corp. *	26,734	1,392,841
Knight Transportation, Inc.	35,507	997,747
Landstar System, Inc.	29,505	2,042,631
Macquarie Infrastructure Corp.	13,118	1,048,653
Marten Transport Ltd.	23,668	510,519

28    See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Matson, Inc.	18,736	723,022
Old Dominion Freight Line, Inc. *	21,860	1,554,902
Roadrunner Transportation Systems, Inc. *	16,793	140,054
Saia, Inc. *	23,106	703,116
SkyWest, Inc.	99,070	2,796,746
Spirit Airlines, Inc. *	22,590	903,374
Swift Transportation Co. *	55,042	1,024,332
United Continental Holdings, Inc. *	30,357	1,530,296
Werner Enterprises, Inc.	49,470	1,141,768
		27,207,109
Utilities 4.1%
ALLETE, Inc.	23,721	1,406,655
American States Water Co.	14,476	564,275
Aqua America, Inc.	52,173	1,586,581
Avangrid, Inc.	3,395	141,232
Avista Corp.	43,232	1,756,084
Black Hills Corp.	32,241	1,886,421
California Water Service Group	23,931	729,656
Dynegy, Inc. *	63,037	798,679
El Paso Electric Co.	29,956	1,368,690
Hawaiian Electric Industries, Inc.	73,041	2,191,960
IDACORP, Inc.	22,588	1,718,269
ITC Holdings Corp.	38,997	1,763,444
MGE Energy, Inc.	16,267	893,709
New Jersey Resources Corp.	47,472	1,596,958
Northwest Natural Gas Co.	19,568	1,168,797
NorthWestern Corp.	22,415	1,296,035
ONE Gas, Inc.	25,535	1,563,508
Otter Tail Corp.	30,755	1,053,051
Piedmont Natural Gas Co., Inc.	28,910	1,737,491
PNM Resources, Inc.	66,593	2,116,991
Portland General Electric Co.	55,489	2,336,642
Questar Corp.	92,408	2,311,124
South Jersey Industries, Inc.	33,785	1,002,739
Southwest Gas Corp.	31,835	2,222,720
Spire, Inc.	16,801	1,087,025
The Empire District Electric Co.	33,243	1,124,278
WGL Holdings, Inc.	31,093	1,953,884
		39,376,898
Total Common Stock
(Cost $897,452,361)		960,788,063

Rights 0.0% of net assets
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(c)	5,940	17,820
Total Rights
(Cost $14,969)		17,820

Other Investment Companies 1.9% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.26% (d)	270,889	270,889
Security	Number of Shares	Value ($)
Securities Lending Collateral 1.9%
Wells Fargo Government Money Market Fund, Select Class 0.32% (d)	17,806,970	17,806,970
Total Other Investment Companies
(Cost $18,077,859)		18,077,859

End of Investments.

At 08/31/16, the tax basis cost of the fund's investments was $916,125,776 and the unrealized appreciation and depreciation were $99,444,256 and ($36,686,290), respectively, with a net unrealized appreciation of $62,757,966.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,137,092.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $17,820 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 08/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 09/16/16	25	3,097,000	(11,099)

See financial notes    29

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	1,309,030,147	1,268,677,126
0.6%	Preferred Stock	8,262,655	7,509,649
0.5%	Other Investment Companies	7,326,488	7,326,488
99.9%	Total Investments	1,324,619,290	1,283,513,263
0.1%	Other Assets and Liabilities, Net		796,613
100.0%	Net Assets		1,284,309,876

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets
Australia 6.3%
Banks 1.9%
Australia & New Zealand Banking Group Ltd.	279,779	5,656,209
Bendigo & Adelaide Bank Ltd.	45,280	373,652
Commonwealth Bank of Australia	122,136	6,591,536
National Australia Bank Ltd.	259,265	5,327,217
Westpac Banking Corp.	288,531	6,388,270
		24,336,884
Capital Goods 0.0%
CIMIC Group Ltd.	17,825	396,667
Commercial & Professional Services 0.1%
Brambles Ltd.	95,758	886,633
Downer EDI Ltd.	176,030	648,247
		1,534,880
Consumer Services 0.1%
Tabcorp Holdings Ltd.	119,851	447,668
Tatts Group Ltd.	184,403	528,021
		975,689
Diversified Financials 0.2%
AMP Ltd.	325,119	1,285,245
Macquarie Group Ltd.	19,255	1,167,818
		2,453,063
Energy 0.4%
Caltex Australia Ltd.	31,919	814,417
Origin Energy Ltd.	311,525	1,231,506
Santos Ltd.	233,213	778,205
Woodside Petroleum Ltd.	83,604	1,798,898
WorleyParsons Ltd. *	116,499	714,448
		5,337,474
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.9%
Metcash Ltd. *	675,625	1,112,008
Wesfarmers Ltd.	199,027	6,348,124
Woolworths Ltd.	255,842	4,558,914
		12,019,046
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	69,175	508,447
Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	36,400	629,198
Insurance 0.4%
Insurance Australia Group Ltd.	190,703	796,875
Medibank Pvt Ltd.	201,094	406,546
QBE Insurance Group Ltd.	168,788	1,258,378
Suncorp Group Ltd.	214,889	2,052,664
		4,514,463
Materials 1.5%
Amcor Ltd.	84,315	1,013,871
Arrium Ltd. *(d)(e)	11,076,407	38,459
BHP Billiton Ltd.	640,131	9,828,681
BlueScope Steel Ltd.	150,165	980,723
Boral Ltd.	91,249	453,302
CSR Ltd.	118,510	307,279
Fortescue Metals Group Ltd.	298,124	1,097,870
Iluka Resources Ltd.	61,085	302,078
Incitec Pivot Ltd.	180,139	385,843
Newcrest Mining Ltd. *	77,288	1,288,924
Orica Ltd.	80,980	898,302
Rio Tinto Ltd.	68,566	2,452,866
		19,048,198
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	20,618	1,675,060
Real Estate 0.3%
LendLease Group	56,753	589,460
Mirvac Group	269,880	470,562
Scentre Group	163,349	610,142
Stockland	216,840	790,386
Westfield Corp.	96,856	743,936
		3,204,486
Telecommunication Services 0.2%
Telstra Corp., Ltd.	541,259	2,139,680
Transportation 0.1%
Aurizon Holdings Ltd.	194,300	641,055
Transurban Group	50,768	437,253
		1,078,308
Utilities 0.1%
AGL Energy Ltd.	67,192	936,741
APA Group	53,925	374,473
DUET Group	149,888	296,265
		1,607,479
		81,459,022
Austria 0.3%
Banks 0.1%
Erste Group Bank AG *	40,776	1,143,758
Raiffeisen Bank International AG *	38,215	542,239
		1,685,997

30    See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 0.1%
OMV AG	58,843	1,646,273
Materials 0.1%
voestalpine AG	24,284	802,464
		4,134,734
Belgium 0.8%
Banks 0.1%
KBC Groep N.V. *	17,457	1,031,825
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	5,391	472,352
Food & Staples Retailing 0.0%
Colruyt S.A.	6,980	382,518
Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	30,911	3,823,131
Insurance 0.1%
Ageas	27,303	941,758
Materials 0.2%
Solvay S.A.	7,983	874,969
Umicore S.A.	20,800	1,226,408
		2,101,377
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	4,883	400,323
Telecommunication Services 0.1%
Proximus	21,617	660,403
		9,813,687
Canada 7.8%
Automobiles & Components 0.2%
Magna International, Inc.	60,182	2,422,325
Banks 1.8%
Bank of Montreal	51,011	3,381,683
Canadian Imperial Bank of Commerce	36,254	2,876,446
National Bank of Canada	27,656	971,507
Royal Bank of Canada	98,635	6,129,120
The Bank of Nova Scotia	93,186	4,958,130
The Toronto-Dominion Bank	110,925	4,947,472
		23,264,358
Capital Goods 0.1%
Bombardier, Inc., B Shares *	479,141	785,148
Finning International, Inc.	27,336	484,612
SNC-Lavalin Group, Inc.	13,123	559,106
		1,828,866
Diversified Financials 0.2%
Brookfield Asset Management, Inc., Class A	53,858	1,816,407
CI Financial Corp.	19,621	383,881
IGM Financial, Inc.	11,043	312,256
Onex Corp.	8,640	527,402
		3,039,946
Energy 2.3%
ARC Resources Ltd.	34,564	602,740
Baytex Energy Corp. *	92,367	416,762
Cameco Corp.	35,384	326,319
Canadian Natural Resources Ltd.	118,943	3,692,350
Security	Number of Shares	Value ($)
Cenovus Energy, Inc.	146,842	2,120,846
Crescent Point Energy Corp.	60,043	906,102
Enbridge, Inc.	45,190	1,781,355
Encana Corp.	266,342	2,541,520
Enerplus Corp.	99,635	693,318
Gibson Energy, Inc.	26,170	356,632
Husky Energy, Inc. *	79,606	978,049
Imperial Oil Ltd.	29,880	911,169
Inter Pipeline Ltd.	21,029	457,107
Keyera Corp.	10,112	312,057
Pacific Exploration & Production Corp. *(d)(e)	239,703	—
Pembina Pipeline Corp.	21,638	650,764
Pengrowth Energy Corp.	402,170	579,323
Penn West Petroleum Ltd. (b)	1,179,797	1,870,339
Suncor Energy, Inc.	251,251	6,809,562
TransCanada Corp.	64,756	2,935,132
Vermilion Energy, Inc.	10,502	379,322
		29,320,768
Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., B Shares	22,524	1,161,006
Empire Co., Ltd., A Shares	40,498	665,784
George Weston Ltd.	7,423	638,739
Loblaw Cos. Ltd.	19,801	1,076,789
Metro, Inc.	34,519	1,171,812
		4,714,130
Food, Beverage & Tobacco 0.1%
Saputo, Inc.	19,814	658,428
Insurance 0.4%
Fairfax Financial Holdings Ltd.	768	434,453
Great-West Lifeco, Inc.	19,520	465,963
Intact Financial Corp.	7,280	528,113
Manulife Financial Corp.	106,430	1,451,189
Power Corp. of Canada	49,400	1,043,686
Power Financial Corp.	24,244	558,219
Sun Life Financial, Inc.	39,520	1,246,399
		5,728,022
Materials 1.1%
Agnico Eagle Mines Ltd.	8,120	411,369
Agrium, Inc.	15,446	1,487,562
Barrick Gold Corp.	134,068	2,277,638
First Quantum Minerals Ltd.	105,761	801,238
Goldcorp, Inc.	66,056	1,004,899
Kinross Gold Corp. *	145,177	579,801
Methanex Corp.	7,672	222,725
Potash Corp. of Saskatchewan, Inc.	106,366	1,926,189
Teck Resources Ltd., Class B	238,973	3,870,414
West Fraser Timber Co., Ltd.	8,020	269,870
Yamana Gold, Inc.	199,800	808,611
		13,660,316
Media 0.1%
Quebecor, Inc., Class B	11,440	349,726
Shaw Communications, Inc., B Shares	39,316	785,991
		1,135,717
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	8,051	233,728

See financial notes    31

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	7,213	738,480
Dollarama, Inc.	3,588	264,988
		1,003,468
Software & Services 0.0%
CGI Group, Inc., Class A *	10,485	510,085
Technology Hardware & Equipment 0.1%
BlackBerry Ltd. *	158,456	1,201,659
Celestica, Inc. *	33,918	361,399
		1,563,058
Telecommunication Services 0.4%
BCE, Inc.	43,223	2,018,424
Rogers Communications, Inc., B Shares	36,499	1,562,276
TELUS Corp.	29,070	953,158
		4,533,858
Transportation 0.3%
Canadian National Railway Co.	42,661	2,740,020
Canadian Pacific Railway Ltd.	5,628	861,540
		3,601,560
Utilities 0.2%
Atco Ltd., Class I	12,727	466,671
Canadian Utilities Ltd., Class A	16,787	481,073
Emera, Inc.	9,360	340,642
Fortis, Inc.	20,192	634,823
TransAlta Corp.	117,929	510,527
		2,433,736
		99,652,369
Denmark 0.8%
Banks 0.1%
Danske Bank A/S	32,469	951,341
Capital Goods 0.0%
Vestas Wind Systems A/S	7,101	588,155
Commercial & Professional Services 0.0%
ISS A/S	8,477	342,753
Consumer Durables & Apparel 0.0%
Pandora A/S	2,135	265,174
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	11,010	1,030,550
Health Care Equipment & Services 0.0%
Coloplast A/S, B Shares	3,028	229,957
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, B Shares	46,911	2,195,114
Telecommunication Services 0.1%
TDC A/S *	232,119	1,281,021
Transportation 0.3%
AP Moller - Maersk A/S, A Shares	968	1,377,560
AP Moller - Maersk A/S, B Shares	1,064	1,588,214
DSV A/S	9,082	449,710
		3,415,484
		10,299,549
Security	Number of Shares	Value ($)
Finland 1.0%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	10,928	393,977
Capital Goods 0.2%
Kone Oyj, B Shares	14,692	737,163
Metso Oyj	17,776	496,930
Wartsila Oyj Abp	13,000	533,976
		1,768,069
Energy 0.1%
Neste Oyj	21,076	876,496
Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	21,852	948,925
Insurance 0.1%
Sampo Oyj, A Shares	26,114	1,119,461
Materials 0.2%
Stora Enso Oyj, R Shares	102,201	900,935
UPM-Kymmene Oyj	77,906	1,562,688
		2,463,623
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	10,414	393,656
Technology Hardware & Equipment 0.2%
Nokia Oyj	519,381	2,915,440
Telecommunication Services 0.0%
Elisa Oyj	10,140	356,194
Utilities 0.1%
Fortum Oyj	70,649	1,089,004
		12,324,845
France 9.9%
Automobiles & Components 0.3%
Faurecia	9,902	394,650
Peugeot S.A. *	75,436	1,111,122
Renault S.A.	23,673	1,932,876
Valeo S.A.	18,763	969,425
		4,408,073
Banks 0.9%
BNP Paribas S.A.	127,510	6,476,557
Credit Agricole S.A.	121,621	1,150,016
Natixis S.A.	55,181	243,742
Societe Generale S.A.	101,613	3,694,481
		11,564,796
Capital Goods 1.6%
Airbus Group SE	25,556	1,488,329
Alstom S.A. *	36,744	970,503
Bouygues S.A.	48,027	1,520,722
Compagnie de Saint-Gobain	88,173	3,861,327
Eiffage S.A.	6,883	538,149
Legrand S.A.	15,330	917,033
Rexel S.A.	82,516	1,323,851
Safran S.A.	16,980	1,185,371
Schneider Electric SE	55,432	3,771,535
Thales S.A.	5,834	504,410
Vinci S.A.	54,656	4,138,761
Zodiac Aerospace	12,763	289,982
		20,509,973

32    See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	14,052	300,801
Teleperformance	4,689	485,315
		786,116
Consumer Durables & Apparel 0.4%
Christian Dior SE	4,319	745,594
Kering	6,330	1,198,153
LVMH Moet Hennessy Louis Vuitton SE	15,803	2,670,009
		4,613,756
Consumer Services 0.1%
Accor S.A.	17,338	653,553
Sodexo S.A.	7,373	852,783
		1,506,336
Diversified Financials 0.0%
Eurazeo S.A.	3,805	230,495
Wendel S.A.	3,307	375,499
		605,994
Energy 2.0%
CGG S.A. *(b)	11,709	283,900
Technip S.A.	17,328	1,022,271
Total S.A.	509,749	24,270,572
Vallourec S.A. *(b)	107,799	476,762
		26,053,505
Food & Staples Retailing 0.4%
Carrefour S.A.	123,597	3,106,898
Casino Guichard Perrachon S.A.	20,062	990,846
Rallye S.A. (b)	28,997	469,575
		4,567,319
Food, Beverage & Tobacco 0.4%
Danone S.A.	45,460	3,448,481
Pernod-Ricard S.A.	12,506	1,433,248
		4,881,729
Health Care Equipment & Services 0.1%
Essilor International S.A.	6,946	880,755
Household & Personal Products 0.2%
L'Oreal S.A.	12,049	2,272,604
Insurance 0.4%
AXA S.A.	177,635	3,723,365
CNP Assurances	19,760	317,571
SCOR SE	15,949	468,504
		4,509,440
Materials 0.3%
Air Liquide S.A.	25,842	2,830,086
Arkema S.A.	10,247	913,350
		3,743,436
Media 0.4%
Eutelsat Communications S.A.	12,577	244,083
Publicis Groupe S.A.	12,300	911,676
Vivendi S.A.	202,374	3,917,347
		5,073,106
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Sanofi	107,295	8,253,847
Security	Number of Shares	Value ($)
Real Estate 0.1%
Klepierre	8,430	394,428
Unibail-Rodamco SE	3,708	1,015,927
		1,410,355
Software & Services 0.1%
Atos SE	6,454	634,066
Cap Gemini S.A.	11,838	1,151,540
		1,785,606
Telecommunication Services 0.5%
Orange S.A.	443,247	6,758,289
Transportation 0.1%
Air France-KLM *(b)	109,457	600,151
Bollore S.A.	55,432	199,906
		800,057
Utilities 0.9%
Electricite de France S.A.	97,831	1,250,852
Engie S.A.	491,939	7,829,445
Suez	50,772	767,064
Veolia Environnement S.A.	87,227	1,852,146
		11,699,507
		126,684,599
Germany 8.6%
Automobiles & Components 1.2%
Bayerische Motoren Werke AG	47,930	4,164,331
Continental AG	7,470	1,563,273
Daimler AG - Reg'd	118,326	8,181,245
Leoni AG	7,404	273,238
Volkswagen AG	5,987	869,843
		15,051,930
Banks 0.1%
Commerzbank AG	175,485	1,232,484
Capital Goods 1.1%
Brenntag AG	14,579	792,221
GEA Group AG	11,692	626,552
HOCHTIEF AG	3,647	489,655
Kloeckner & Co. SE *	35,935	505,085
MAN SE	3,470	360,423
MTU Aero Engines AG	2,766	280,830
OSRAM Licht AG	9,121	476,840
Rheinmetall AG	5,327	384,099
Siemens AG - Reg'd	80,492	9,596,810
		13,512,515
Commercial & Professional Services 0.0%
Bilfinger SE *	10,416	301,331
Consumer Durables & Apparel 0.2%
adidas AG	16,149	2,679,006
HUGO BOSS AG	6,382	389,160
		3,068,166
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd *	188,815	2,777,965
Deutsche Boerse AG *	9,405	802,371
		3,580,336
Food & Staples Retailing 0.1%
METRO AG	55,357	1,639,992

See financial notes    33

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.0%
Suedzucker AG	24,324	634,197
Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	11,146	984,915
Fresenius SE & Co. KGaA	20,968	1,527,760
		2,512,675
Household & Personal Products 0.1%
Beiersdorf AG	4,793	445,259
Henkel AG & Co. KGaA	5,440	609,818
		1,055,077
Insurance 0.7%
Allianz SE - Reg'd	41,245	6,134,833
Hannover Rueck SE	4,366	445,417
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	16,736	3,020,565
		9,600,815
Materials 1.5%
Aurubis AG	12,894	678,040
BASF SE	133,978	10,877,987
Evonik Industries AG	11,081	371,910
HeidelbergCement AG	16,332	1,514,661
K+S AG - Reg'd (b)	29,340	613,355
LANXESS AG	14,637	779,885
Linde AG	15,981	2,733,010
Salzgitter AG	14,607	443,724
ThyssenKrupp AG	51,800	1,205,479
		19,218,051
Media 0.1%
ProSiebenSat.1 Media SE	14,928	641,101
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg'd	56,915	6,083,447
Merck KGaA	5,613	589,764
		6,673,211
Real Estate 0.0%
Vonovia SE	8,012	311,291
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	55,721	936,784
Software & Services 0.3%
SAP SE	40,722	3,572,089
Telecommunication Services 0.6%
Deutsche Telekom AG - Reg'd	448,817	7,483,049
Freenet AG	15,600	447,220
		7,930,269
Transportation 0.4%
Deutsche Lufthansa AG - Reg'd	59,161	688,227
Deutsche Post AG - Reg'd	123,336	3,901,177
		4,589,404
Utilities 1.1%
E.ON SE	966,864	8,891,503
RWE AG *	340,808	5,566,463
		14,457,966
		110,519,684
Security	Number of Shares	Value ($)
Hong Kong 1.3%
Banks 0.1%
BOC Hong Kong Holdings Ltd.	214,420	750,508
Hang Seng Bank Ltd.	39,175	687,365
		1,437,873
Capital Goods 0.2%
CK Hutchison Holdings Ltd.	13,200	169,664
Jardine Matheson Holdings Ltd.	20,749	1,241,828
Jardine Strategic Holdings Ltd.	15,765	508,263
Noble Group Ltd. *	8,059,848	703,762
		2,623,517
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,244,077	639,941
Yue Yuen Industrial Holdings Ltd.	85,740	364,769
		1,004,710
Consumer Services 0.1%
Galaxy Entertainment Group Ltd.	97,918	318,746
Sands China Ltd.	128,833	506,579
SJM Holdings Ltd.	445,649	280,371
		1,105,696
Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	13,164	321,940
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	182,848	346,991
Want Want China Holdings Ltd.	354,736	233,693
		580,684
Insurance 0.2%
AIA Group Ltd.	287,050	1,815,168
Real Estate 0.3%
Cheung Kong Property Holdings Ltd.	14,844	104,296
Hongkong Land Holdings Ltd.	42,304	274,553
Link REIT	63,586	462,339
New World Development Co., Ltd.	453,040	568,289
Sun Hung Kai Properties Ltd.	67,135	945,131
Swire Pacific Ltd., Class A	78,733	869,877
Swire Pacific Ltd., Class B	42,775	84,483
The Wharf Holdings Ltd.	87,683	619,464
Wheelock & Co., Ltd.	75,808	433,929
		4,362,361
Retailing 0.0%
Esprit Holdings Ltd. *	584,176	516,640
Transportation 0.0%
MTR Corp. Ltd.	57,240	312,886
Utilities 0.2%
CLP Holdings Ltd.	138,433	1,419,711
Hong Kong & China Gas Co., Ltd.	239,211	456,418
Power Assets Holdings Ltd.	47,896	458,167
		2,334,296
		16,415,771
Ireland 0.6%
Banks 0.0%
Bank of Ireland *	1,198,142	269,555

34    See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.1%
Experian plc	55,409	1,098,697
Food, Beverage & Tobacco 0.0%
Kerry Group plc, A Shares	6,096	517,218
Materials 0.2%
CRH plc	80,915	2,735,113
Smurfit Kappa Group plc	23,698	583,299
		3,318,412
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	13,145	819,654
Technology Hardware & Equipment 0.2%
Seagate Technology plc	62,967	2,124,506
		8,148,042
Israel 0.4%
Banks 0.1%
Bank Hapoalim B.M.	62,434	334,381
Bank Leumi Le-Israel *	132,226	494,251
		828,632
Materials 0.0%
Israel Chemicals Ltd.	130,092	550,239
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Teva Pharmaceutical Industries Ltd.	59,356	3,007,929
Software & Services 0.0%
Check Point Software Technologies Ltd. *	3,709	284,629
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	292,837	586,858
		5,258,287
Italy 3.0%
Banks 0.6%
Banca Monte dei Paschi di Siena S.p.A. *	1,084,575	291,839
Banca Popolare dell'Emilia Romagna SC	66,102	253,993
Banco Popolare SC	55,332	137,919
Intesa Sanpaolo S.p.A.	1,488,284	3,530,636
UniCredit S.p.A.	1,262,290	3,241,947
Unione di Banche Italiane S.p.A.	150,222	403,551
		7,859,885
Capital Goods 0.1%
Leonardo-Finmeccanica S.p.A. *	38,185	435,067
Prysmian S.p.A.	17,377	428,102
		863,169
Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	6,320	304,432
Diversified Financials 0.1%
EXOR S.p.A.	42,294	1,735,816
Energy 1.0%
Eni S.p.A.	793,282	11,962,826
Saipem S.p.A. *	947,500	433,613
		12,396,439
Security	Number of Shares	Value ($)
Insurance 0.1%
Assicurazioni Generali S.p.A.	119,212	1,513,604
Poste Italiane S.p.A. (c)	14,165	98,602
		1,612,206
Media 0.0%
Mediaset S.p.A.	123,919	391,410
Telecommunication Services 0.3%
Telecom Italia S.p.A. *	2,672,520	2,421,397
Telecom Italia S.p.A. - RSP *	1,573,643	1,151,487
		3,572,884
Transportation 0.1%
Atlantia S.p.A.	26,259	674,412
Utilities 0.7%
Enel S.p.A.	1,763,773	7,775,100
Snam S.p.A.	183,259	1,014,400
Terna Rete Elettrica Nazionale S.p.A.	105,386	543,675
		9,333,175
		38,743,828
Japan 21.8%
Automobiles & Components 3.3%
Aisin Seiki Co., Ltd.	33,332	1,574,195
Bridgestone Corp.	83,967	2,885,896
Calsonic Kansei Corp.	37,456	294,405
Denso Corp.	51,927	2,144,653
Fuji Heavy Industries Ltd.	31,520	1,248,794
Honda Motor Co., Ltd.	245,647	7,528,409
Isuzu Motors Ltd.	72,402	833,321
Koito Manufacturing Co., Ltd.	6,824	324,921
Mazda Motor Corp.	61,761	1,018,353
Mitsubishi Motors Corp.	97,907	447,721
NGK Spark Plug Co., Ltd.	13,933	260,650
NHK Spring Co., Ltd.	44,385	417,953
Nissan Motor Co., Ltd.	377,474	3,704,124
Stanley Electric Co., Ltd.	14,564	372,143
Sumitomo Electric Industries Ltd.	127,591	1,891,630
Sumitomo Rubber Industries Ltd.	25,537	378,728
Suzuki Motor Corp.	48,535	1,608,996
The Yokohama Rubber Co., Ltd.	16,337	265,505
Toyota Industries Corp.	16,203	775,413
Toyota Motor Corp.	238,502	14,383,676
Yamaha Motor Co., Ltd.	30,183	618,630
		42,978,116
Banks 1.3%
Aozora Bank Ltd.	73,768	261,025
Japan Post Bank Co., Ltd.	10,760	126,496
Mitsubishi UFJ Financial Group, Inc.	1,043,771	5,692,379
Mizuho Financial Group, Inc.	2,119,125	3,681,605
Resona Holdings, Inc.	224,388	1,026,542
Sumitomo Mitsui Financial Group, Inc.	133,960	4,689,604
Sumitomo Mitsui Trust Holdings, Inc.	251,884	901,751
		16,379,402
Capital Goods 3.5%
Asahi Glass Co., Ltd.	252,875	1,608,660
Daikin Industries Ltd.	15,889	1,472,999

See financial notes    35

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ebara Corp.	63,648	327,363
FANUC Corp.	7,570	1,290,270
Fuji Electric Co., Ltd.	74,912	341,842
Furukawa Electric Co., Ltd.	194,822	502,900
Hanwa Co., Ltd.	101,948	568,705
Hino Motors Ltd.	38,189	423,112
Hitachi Construction Machinery Co., Ltd.	19,487	365,116
IHI Corp.	236,547	722,665
ITOCHU Corp.	187,133	2,209,014
JGC Corp.	32,975	523,150
JTEKT Corp.	30,504	474,215
Kajima Corp.	92,586	622,104
Kawasaki Heavy Industries Ltd.	172,862	506,378
Komatsu Ltd.	124,343	2,718,632
Kubota Corp.	67,690	992,756
LIXIL Group Corp.	39,656	800,136
Makita Corp.	7,985	573,583
Marubeni Corp.	332,176	1,656,143
Mitsubishi Corp.	204,996	4,271,947
Mitsubishi Electric Corp.	238,559	3,114,748
Mitsubishi Heavy Industries Ltd.	456,105	1,986,075
Mitsui & Co., Ltd.	295,302	3,931,269
Nagase & Co., Ltd.	29,641	328,978
NGK Insulators Ltd.	14,296	310,149
Nidec Corp.	7,456	671,966
NSK Ltd.	45,439	468,294
Obayashi Corp.	46,980	433,759
Shimizu Corp.	58,083	518,302
SMC Corp.	2,352	662,612
Sojitz Corp.	434,781	1,042,449
Sumitomo Corp.	187,228	2,030,936
Sumitomo Heavy Industries Ltd.	98,480	483,665
Taisei Corp.	88,588	666,326
Toshiba Corp. *	1,101,903	3,485,693
TOTO Ltd.	11,687	444,046
Toyota Tsusho Corp.	57,888	1,324,146
		44,875,103
Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	126,982	1,291,488
Recruit Holdings Co., Ltd.	25,247	960,477
Secom Co., Ltd.	15,629	1,186,435
Toppan Printing Co., Ltd.	108,849	970,260
		4,408,660
Consumer Durables & Apparel 1.0%
Bandai Namco Holdings, Inc.	26,759	731,096
Iida Group Holdings Co., Ltd.	16,141	302,424
Nikon Corp.	54,739	803,872
Panasonic Corp.	380,270	3,900,677
Sega Sammy Holdings, Inc.	33,927	463,468
Sekisui Chemical Co., Ltd.	53,619	749,583
Sekisui House Ltd.	72,537	1,168,334
Sharp Corp. *(b)	573,958	793,503
Shimano, Inc.	2,681	389,832
Sony Corp.	110,099	3,539,220
Sumitomo Forestry Co., Ltd.	24,313	329,078
		13,171,087
Security	Number of Shares	Value ($)
Consumer Services 0.1%
Benesse Holdings, Inc.	13,100	302,186
Oriental Land Co., Ltd.	7,350	430,547
		732,733
Diversified Financials 0.2%
Daiwa Securities Group, Inc.	75,669	442,155
Nomura Holdings, Inc.	235,508	1,109,519
ORIX Corp.	73,331	1,054,574
		2,606,248
Energy 0.6%
Idemitsu Kosan Co., Ltd.	70,439	1,285,043
Inpex Corp.	207,899	1,805,738
JX Holdings, Inc.	1,000,489	3,742,342
San-Ai Oil Co., Ltd.	12,852	80,764
Showa Shell Sekiyu K.K.	52,613	448,636
TonenGeneral Sekiyu K.K.	70,964	655,200
		8,017,723
Food & Staples Retailing 0.5%
Aeon Co., Ltd.	125,412	1,724,741
Lawson, Inc.	4,289	301,041
Seven & i Holdings Co., Ltd.	88,325	3,723,936
		5,749,718
Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	42,697	905,250
Asahi Group Holdings Ltd.	36,101	1,181,786
Coca-Cola West Co., Ltd.	14,279	323,723
Japan Tobacco, Inc.	65,248	2,528,293
Kewpie Corp.	12,782	351,324
Kirin Holdings Co., Ltd.	124,399	2,028,316
MEIJI Holdings Co., Ltd.	8,374	753,729
NH Foods Ltd.	31,456	688,817
Nisshin Seifun Group, Inc.	19,817	280,295
Suntory Beverage & Food Ltd.	9,047	359,046
Toyo Suisan Kaisha Ltd.	10,420	426,632
Yamazaki Baking Co., Ltd.	21,100	479,587
		10,306,798
Health Care Equipment & Services 0.3%
Alfresa Holdings Corp.	39,558	738,498
Hoya Corp.	32,005	1,240,470
Medipal Holdings Corp.	39,798	629,473
Olympus Corp.	10,973	359,101
Suzuken Co., Ltd.	19,354	561,151
Terumo Corp.	13,718	533,813
		4,062,506
Household & Personal Products 0.2%
Kao Corp.	30,904	1,606,524
Shiseido Co., Ltd.	28,133	707,439
Unicharm Corp.	18,255	443,513
		2,757,476
Insurance 0.4%
Japan Post Holdings Co., Ltd.	11,108	145,515
MS&AD Insurance Group Holdings, Inc.	34,050	971,940
Sompo Japan Nipponkoa Holdings, Inc.	30,786	986,962
T&D Holdings, Inc.	53,595	611,678

36    See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Dai-ichi Life Insurance Co., Ltd.	68,268	950,082
Tokio Marine Holdings, Inc.	42,692	1,677,385
		5,343,562
Materials 1.9%
Air Water, Inc.	20,307	375,376
Asahi Kasei Corp.	205,033	1,729,306
Daicel Corp.	25,533	325,596
Denka Co., Ltd.	77,757	328,514
DIC Corp.	14,980	455,475
Dowa Holdings Co., Ltd.	40,744	272,979
JFE Holdings, Inc.	134,163	2,083,752
JSR Corp.	26,265	384,192
Kaneka Corp.	41,640	339,368
Kobe Steel Ltd.	954,511	885,900
Kuraray Co., Ltd.	44,285	632,796
Mitsubishi Chemical Holdings Corp.	268,404	1,693,954
Mitsubishi Materials Corp.	198,549	560,510
Mitsui Chemicals, Inc.	177,657	850,198
Mitsui Mining & Smelting Co., Ltd.	165,598	337,808
Nippon Paper Industries Co., Ltd.	27,665	512,726
Nippon Steel & Sumitomo Metal Corp.	127,517	2,707,278
Nitto Denko Corp.	14,491	989,650
Oji Holdings Corp.	161,360	648,966
Shin-Etsu Chemical Co., Ltd.	32,304	2,371,698
Showa Denko K.K.	40,195	497,798
Sumitomo Chemical Co., Ltd.	212,933	975,784
Sumitomo Metal Mining Co., Ltd.	74,600	946,248
Taiheiyo Cement Corp.	153,244	465,206
Teijin Ltd.	172,892	645,200
Toray Industries, Inc.	136,474	1,314,668
Tosoh Corp.	75,148	462,796
Toyo Seikan Group Holdings Ltd.	34,851	646,244
Ube Industries Ltd.	239,260	434,871
		24,874,857
Media 0.1%
Dentsu, Inc.	15,672	862,123
Hakuhodo DY Holdings, Inc.	41,147	447,133
		1,309,256
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Astellas Pharma, Inc.	133,256	2,036,169
Chugai Pharmaceutical Co., Ltd.	9,538	299,229
Daiichi Sankyo Co., Ltd.	58,386	1,340,335
Eisai Co., Ltd.	15,634	911,423
Kyowa Hakko Kirin Co., Ltd.	18,743	266,010
Mitsubishi Tanabe Pharma Corp.	16,959	314,799
Otsuka Holdings Co., Ltd.	36,755	1,593,007
Shionogi & Co., Ltd.	9,806	437,897
Takeda Pharmaceutical Co., Ltd.	68,361	3,013,740
		10,212,609
Real Estate 0.4%
Daito Trust Construction Co., Ltd.	6,799	1,001,428
Daiwa House Industry Co., Ltd.	45,619	1,178,239
Mitsubishi Estate Co., Ltd.	47,383	896,491
Mitsui Fudosan Co., Ltd.	43,940	946,472
Sumitomo Realty & Development Co., Ltd.	23,803	628,357
		4,650,987
Security	Number of Shares	Value ($)
Retailing 0.4%
Don Quijote Holdings Co., Ltd.	8,768	286,517
Fast Retailing Co., Ltd.	2,137	750,796
Isetan Mitsukoshi Holdings Ltd.	55,951	509,555
J Front Retailing Co., Ltd.	39,152	442,109
K's Holdings Corp.	24,128	380,925
Nitori Holdings Co., Ltd.	4,421	448,362
Shimamura Co., Ltd.	4,399	509,074
Takashimaya Co., Ltd.	53,126	388,808
Yamada Denki Co., Ltd.	236,830	1,108,191
		4,824,337
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	11,345	567,058
Tokyo Electron Ltd.	12,023	1,105,184
		1,672,242
Software & Services 0.4%
Fujitsu Ltd.	489,114	2,483,518
Nintendo Co., Ltd.	7,950	1,742,797
NTT Data Corp.	13,407	698,639
		4,924,954
Technology Hardware & Equipment 1.8%
Alps Electric Co., Ltd.	12,852	289,880
Brother Industries Ltd.	39,744	667,043
Canon, Inc.	154,749	4,434,437
FUJIFILM Holdings Corp.	52,737	1,981,812
Hitachi Ltd.	1,097,770	5,264,117
Ibiden Co., Ltd.	24,511	310,431
Japan Display, Inc. *	122,580	174,209
Keyence Corp.	713	499,965
Konica Minolta, Inc.	84,466	761,080
Kyocera Corp.	34,458	1,637,700
Murata Manufacturing Co., Ltd.	7,328	985,119
NEC Corp.	575,091	1,462,261
Nippon Electric Glass Co., Ltd.	110,973	556,823
Omron Corp.	21,193	719,171
Ricoh Co., Ltd.	137,368	1,239,081
Seiko Epson Corp.	34,408	659,319
TDK Corp.	14,671	1,049,600
		22,692,048
Telecommunication Services 1.5%
KDDI Corp.	161,955	4,753,666
Nippon Telegraph & Telephone Corp.	138,445	6,084,700
NTT DOCOMO, Inc.	157,807	3,971,302
SoftBank Group Corp.	67,015	4,377,177
		19,186,845
Transportation 1.1%
ANA Holdings, Inc.	154,008	418,837
Central Japan Railway Co.	13,145	2,159,168
East Japan Railway Co.	31,642	2,710,380
Hankyu Hanshin Holdings, Inc.	19,822	640,068
Kawasaki Kisen Kaisha Ltd. (b)	247,091	623,491
Kintetsu Group Holdings Co., Ltd.	114,777	437,203
Mitsui OSK Lines Ltd.	327,118	755,849
Nagoya Railroad Co., Ltd.	83,490	409,237
Nippon Express Co., Ltd.	182,378	863,975
Nippon Yusen K.K.	490,285	891,126
Odakyu Electric Railway Co., Ltd.	28,016	287,649
Seino Holdings Co., Ltd.	38,562	404,130

See financial notes    37

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tobu Railway Co., Ltd.	96,818	469,886
Tokyu Corp.	79,075	590,186
West Japan Railway Co.	19,526	1,117,929
Yamato Holdings Co., Ltd.	48,076	1,134,795
		13,913,909
Utilities 0.8%
Chubu Electric Power Co., Inc.	118,767	1,606,371
Electric Power Development Co., Ltd.	18,255	445,808
Hokuriku Electric Power Co.	30,915	369,420
Kyushu Electric Power Co., Inc. *	59,520	554,143
Osaka Gas Co., Ltd.	305,401	1,202,589
Shikoku Electric Power Co., Inc.	27,076	258,104
The Chugoku Electric Power Co., Inc.	52,188	626,650
The Kansai Electric Power Co., Inc. *	128,219	1,099,162
Toho Gas Co., Ltd.	50,058	425,397
Tohoku Electric Power Co., Inc.	76,036	953,436
Tokyo Electric Power Co. Holdings, Inc. *	425,611	1,715,858
Tokyo Gas Co., Ltd.	356,988	1,530,663
		10,787,601
		280,438,777
Luxembourg 0.5%
Energy 0.1%
Tenaris S.A.	57,944	795,072
Materials 0.3%
ArcelorMittal *	690,156	4,066,985
Media 0.1%
RTL Group S.A.	4,393	369,155
SES S.A.	24,608	564,313
		933,468
Telecommunication Services 0.0%
Millicom International Cellular S.A.	10,636	543,836
		6,339,361
Netherlands 5.8%
Banks 0.2%
ING Groep N.V.	238,685	2,982,672
Capital Goods 0.3%
Boskalis Westminster	7,893	281,746
Koninklijke Philips N.V.	106,191	3,079,755
		3,361,501
Commercial & Professional Services 0.2%
Randstad Holding N.V.	14,291	672,874
RELX N.V.	48,902	865,987
Wolters Kluwer N.V.	17,941	751,814
		2,290,675
Energy 3.5%
Fugro N.V. CVA *	18,241	288,080
Royal Dutch Shell plc, A Shares	946,410	23,205,211
Royal Dutch Shell plc, B Shares	829,510	21,098,057
		44,591,348
Food & Staples Retailing 0.4%
Koninklijke Ahold Delhaize N.V.	243,610	5,823,895
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	10,494	842,215
Heineken N.V.	13,297	1,186,243
		2,028,458
Household & Personal Products 0.3%
Unilever N.V. CVA	92,091	4,217,013
Insurance 0.1%
Aegon N.V.	221,817	907,656
Delta Lloyd N.V.	90,581	366,513
NN Group N.V.	9,261	275,138
		1,549,307
Materials 0.3%
Akzo Nobel N.V.	24,603	1,659,988
Koninklijke DSM N.V.	23,634	1,644,884
		3,304,872
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	8,915	946,936
NXP Semiconductor N.V. *	4,570	402,251
		1,349,187
Software & Services 0.0%
Gemalto N.V.	4,919	342,134
Telecommunication Services 0.2%
Koninklijke KPN N.V.	521,338	1,699,533
VimpelCom Ltd. ADR	80,725	344,696
		2,044,229
		73,885,291
New Zealand 0.1%
Materials 0.0%
Fletcher Building Ltd.	106,351	817,871
Telecommunication Services 0.1%
Spark New Zealand Ltd.	332,907	918,999
		1,736,870
Norway 0.9%
Banks 0.1%
DNB A.S.A.	88,856	1,079,128
Energy 0.5%
Statoil A.S.A.	376,024	5,941,658
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	30,287	467,680
Orkla A.S.A.	91,001	832,429
		1,300,109
Materials 0.1%
Norsk Hydro A.S.A.	224,426	953,012
Yara International A.S.A.	27,346	969,770
		1,922,782
Telecommunication Services 0.1%
Telenor A.S.A.	94,416	1,646,968
		11,890,645
Portugal 0.2%
Energy 0.1%
Galp Energia, SGPS, S.A.	65,541	951,141

38    See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	21,158	340,864
Utilities 0.1%
EDP - Energias de Portugal S.A.	483,362	1,617,724
		2,909,729
Singapore 0.8%
Banks 0.3%
DBS Group Holdings Ltd.	109,445	1,203,787
Oversea-Chinese Banking Corp., Ltd.	188,908	1,190,681
United Overseas Bank Ltd.	84,852	1,121,315
		3,515,783
Capital Goods 0.1%
Keppel Corp., Ltd.	212,755	808,651
Sembcorp Industries Ltd.	159,739	318,810
		1,127,461
Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	282,540	638,532
Media 0.0%
Singapore Press Holdings Ltd.	139,897	386,992
Real Estate 0.0%
CapitaLand Ltd.	137,860	310,548
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	15,455	481,959
Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	75,644	1,001,526
Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	634,957	1,872,933
Transportation 0.1%
ComfortDelGro Corp., Ltd.	184,615	383,359
Singapore Airlines Ltd.	89,083	686,335
		1,069,694
		10,405,428
Spain 4.0%
Banks 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	714,683	4,439,964
Banco de Sabadell S.A.	377,838	511,293
Banco Popular Espanol S.A.	368,890	498,362
Banco Santander S.A.	3,245,468	14,530,846
CaixaBank S.A.	267,203	718,102
		20,698,567
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	32,412	917,091
Ferrovial S.A.	38,658	760,573
		1,677,664
Energy 0.4%
Repsol S.A.	410,812	5,508,801
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	68,218	415,978
Security	Number of Shares	Value ($)
Insurance 0.1%
Mapfre S.A.	198,217	534,911
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	8,322	176,011
Retailing 0.1%
Industria de Diseno Textil S.A.	40,353	1,427,619
Software & Services 0.1%
Amadeus IT Group S.A.	14,232	652,977
Telecommunication Services 0.8%
Telefonica S.A.	1,048,263	10,542,546
Transportation 0.1%
Abertis Infraestructuras S.A.	55,709	861,507
Utilities 0.7%
Acciona S.A.	4,990	355,020
Enagas S.A.	14,312	419,620
Endesa S.A.	82,583	1,679,496
Gas Natural SDG S.A.	49,494	1,020,068
Iberdrola S.A.	650,211	4,272,616
Red Electrica Corp. S.A.	27,128	583,277
		8,330,097
		50,826,678
Sweden 2.2%
Automobiles & Components 0.1%
Autoliv, Inc.	6,928	735,615
Banks 0.4%
Nordea Bank AB	237,886	2,321,745
Skandinaviska Enskilda Banken AB, A Shares	84,398	823,717
Svenska Handelsbanken AB, A Shares	83,299	1,073,303
Swedbank AB, A Shares	64,904	1,490,176
		5,708,941
Capital Goods 0.7%
Alfa Laval AB	25,489	395,298
Assa Abloy AB, B Shares	34,570	698,986
Atlas Copco AB, A Shares	41,196	1,166,337
Atlas Copco AB, B Shares	22,470	576,691
NCC AB, B Shares	9,025	224,681
Sandvik AB	121,489	1,316,760
Skanska AB, B Shares	45,369	992,988
SKF AB, B Shares	43,366	729,686
Trelleborg AB, B Shares	19,245	366,009
Volvo AB, A Shares	31,285	335,435
Volvo AB, B Shares	177,710	1,907,462
		8,710,333
Commercial & Professional Services 0.0%
Securitas AB, B Shares	35,629	618,612
Consumer Durables & Apparel 0.1%
Bonava AB, B Shares *	2,168	26,089
Electrolux AB, Series B	27,271	709,131
		735,220
Food, Beverage & Tobacco 0.1%
Swedish Match AB	17,806	633,682
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	15,139	294,804

See financial notes    39

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	45,715	1,402,490
Materials 0.1%
Boliden AB	38,873	821,800
SSAB AB, A Shares *(b)	57,988	172,222
SSAB AB, B Shares *	64,002	153,663
		1,147,685
Retailing 0.2%
Hennes & Mauritz AB, B Shares	63,760	1,940,480
Technology Hardware & Equipment 0.2%
Hexagon AB, B Shares	7,740	314,622
Telefonaktiebolaget LM Ericsson, B Shares	388,317	2,764,346
		3,078,968
Telecommunication Services 0.2%
Tele2 AB, B Shares	106,963	888,666
Telia Co. AB	440,233	1,985,076
		2,873,742
		27,880,572
Switzerland 6.1%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	201,889	4,378,662
Geberit AG - Reg'd	1,235	539,224
Schindler Holding AG	2,090	393,730
Schindler Holding AG - Reg'd	520	98,332
Wolseley plc	26,546	1,522,807
		6,932,755
Commercial & Professional Services 0.1%
Adecco Group AG - Reg’d	19,418	1,118,578
SGS S.A. - Reg'd	294	646,617
		1,765,195
Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A. - Reg'd	29,139	1,680,041
The Swatch Group AG	2,118	545,586
The Swatch Group AG - Reg'd	4,993	253,830
		2,479,457
Diversified Financials 0.3%
Credit Suisse Group AG - Reg'd *	153,145	1,996,629
Julius Baer Group Ltd. *	6,618	277,706
UBS Group AG - Reg'd	102,077	1,477,314
		3,751,649
Food, Beverage & Tobacco 1.3%
Aryzta AG *	9,007	359,162
Chocoladefabriken Lindt & Sprungli AG	27	156,496
Chocoladefabriken Lindt & Sprungli AG - Reg'd	2	137,784
Coca-Cola HBC AG CDI *	20,816	456,377
Nestle S.A. - Reg'd	190,922	15,214,689
		16,324,508
Insurance 0.6%
Baloise Holding AG - Reg'd	3,211	382,359
Swiss Life Holding AG - Reg'd *	2,080	520,768
Security	Number of Shares	Value ($)
Swiss Re AG	34,697	2,930,997
Zurich Insurance Group AG *	17,844	4,565,652
		8,399,776
Materials 1.1%
Clariant AG - Reg'd *	17,947	312,892
Givaudan S.A. - Reg'd	343	709,703
Glencore plc *	3,836,271	8,744,902
LafargeHolcim Ltd. - Reg'd *	34,044	1,806,925
Sika AG	100	476,922
Syngenta AG - Reg'd	5,292	2,306,818
		14,358,162
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Actelion Ltd. - Reg'd *	2,233	372,034
Lonza Group AG - Reg'd *	1,959	371,643
Novartis AG - Reg'd	135,746	10,693,339
Roche Holding AG	34,111	8,325,091
Roche Holding AG, Bearer Shares	1,314	321,362
		20,083,469
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	111,608	834,076
Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	22,885	1,454,799
Telecommunication Services 0.1%
Swisscom AG - Reg'd	2,347	1,122,442
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	4,680	653,976
		78,160,264
United Kingdom 15.6%
Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V.	131,860	909,791
GKN plc	159,869	651,173
		1,560,964
Banks 2.1%
Barclays plc	2,003,332	4,519,431
HSBC Holdings plc	2,095,825	15,489,475
Lloyds Banking Group plc	4,108,880	3,193,860
Royal Bank of Scotland Group plc *	266,134	702,339
Standard Chartered plc *	376,026	3,161,728
		27,066,833
Capital Goods 0.8%
Ashtead Group plc	21,161	350,589
BAE Systems plc	342,599	2,416,259
Balfour Beatty plc *	142,217	525,816
Bunzl plc	16,850	520,374
Carillion plc	74,360	253,407
CNH Industrial N.V.	105,206	767,484
Cobham plc	144,902	306,871
DCC plc	6,887	625,079
IMI plc	28,391	393,031
Meggitt plc	68,708	421,408
Rolls-Royce Holdings plc *	211,976	2,137,711
Smiths Group plc	39,568	694,936
The Weir Group plc	26,333	519,739
Travis Perkins plc	20,800	453,575
		10,386,279

40    See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.2%
Aggreko plc	26,219	349,914
Babcock International Group plc	22,933	314,170
Capita plc	32,240	437,026
G4S plc	177,614	536,424
Intertek Group plc	6,589	301,260
RELX plc	42,940	812,646
		2,751,440
Consumer Durables & Apparel 0.1%
Barratt Developments plc	42,196	273,004
Berkeley Group Holdings plc	6,241	218,405
Burberry Group plc	30,563	521,970
Persimmon plc	11,149	266,338
Taylor Wimpey plc	106,112	224,166
		1,503,883
Consumer Services 0.3%
Carnival plc	10,409	498,137
Compass Group plc	112,180	2,118,616
InterContinental Hotels Group plc	10,837	462,841
Whitbread plc	7,357	401,991
William Hill plc	54,600	227,544
		3,709,129
Diversified Financials 0.1%
3i Group plc	46,287	372,522
Investec plc	39,698	234,382
Man Group plc	281,033	400,091
		1,006,995
Energy 2.6%
Amec Foster Wheeler plc	72,163	511,309
BP plc	5,482,128	30,722,961
John Wood Group plc	53,090	484,290
Petrofac Ltd.	30,226	329,166
Subsea 7 S.A. *	52,175	566,718
Tullow Oil plc *	126,960	362,323
		32,976,767
Food & Staples Retailing 0.7%
Booker Group plc	150,841	347,897
J Sainsbury plc	471,170	1,482,870
Tesco plc *	2,397,314	5,222,992
Wm Morrison Supermarkets plc	892,045	2,301,572
		9,355,331
Food, Beverage & Tobacco 1.4%
Associated British Foods plc	19,808	788,912
British American Tobacco plc	124,151	7,682,873
Coca-Cola European Partners plc	6,590	253,386
Diageo plc	116,632	3,220,794
Imperial Brands plc	63,759	3,334,777
SABMiller plc	34,760	2,002,196
Tate & Lyle plc	59,800	574,477
		17,857,415
Health Care Equipment & Services 0.1%
Smith & Nephew plc	46,563	749,488
Household & Personal Products 0.5%
Reckitt Benckiser Group plc	27,927	2,689,797
Unilever plc	77,254	3,570,625
		6,260,422
Security	Number of Shares	Value ($)
Insurance 0.6%
Admiral Group plc	14,262	382,918
Aviva plc	265,201	1,487,977
Direct Line Insurance Group plc	116,046	560,826
Legal & General Group plc	289,432	797,182
Old Mutual plc	406,912	1,034,422
Phoenix Group Holdings	23,608	268,690
Prudential plc	100,076	1,787,132
RSA Insurance Group plc	99,184	644,180
Standard Life plc	160,687	767,096
Willis Towers Watson plc	4,558	565,238
		8,295,661
Materials 1.5%
Anglo American plc *	514,485	5,254,454
Antofagasta plc	79,259	513,525
BHP Billiton plc	425,410	5,515,319
DS Smith plc	63,446	339,444
Johnson Matthey plc	26,707	1,167,570
Mondi plc	33,918	688,103
Rio Tinto plc	196,991	5,936,557
		19,414,972
Media 0.5%
Informa plc	42,272	392,251
ITV plc	148,967	391,570
Liberty Global plc, Class A *	15,357	486,049
Liberty Global plc, Series C *	35,504	1,094,588
Pearson plc	96,492	1,093,780
Sky plc	67,990	756,005
WPP plc	73,844	1,698,288
		5,912,531
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AstraZeneca plc	132,875	8,542,951
GlaxoSmithKline plc	438,750	9,418,196
		17,961,147
Real Estate 0.0%
Land Securities Group plc	29,000	415,515
Retailing 0.4%
Debenhams plc	238,950	189,649
Home Retail Group plc	434,420	908,628
Inchcape plc	56,787	521,733
Kingfisher plc	362,585	1,762,270
Marks & Spencer Group plc	220,945	997,464
Next plc	9,625	696,474
		5,076,218
Software & Services 0.0%
The Sage Group plc	65,280	619,854
Telecommunication Services 1.1%
BT Group plc	484,051	2,449,310
Inmarsat plc	27,167	274,326
Vodafone Group plc	3,718,755	11,194,732
		13,918,368
Transportation 0.1%
easyJet plc	15,619	226,041
Firstgroup plc *	421,328	606,443
International Consolidated Airlines Group S.A.	40,153	201,413
Royal Mail plc	102,444	689,638
		1,723,535

See financial notes    41

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 1.0%
Centrica plc	1,057,896	3,222,733
Drax Group plc (b)	102,122	406,463
National Grid plc	316,075	4,332,125
Pennon Group plc	28,150	323,517
Severn Trent plc	19,304	601,975
SSE plc	136,260	2,684,033
United Utilities Group plc	51,518	655,501
		12,226,347
		200,749,094
Total Common Stock
(Cost $1,309,030,147)		1,268,677,126

Preferred Stock 0.6% of net assets
Germany 0.6%
Automobiles & Components 0.4%
Bayerische Motoren Werke AG	7,351	550,096
Volkswagen AG	33,969	4,710,203
		5,260,299
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	9,880	1,294,602
Materials 0.0%
Fuchs Petrolub SE	5,784	262,702
Utilities 0.1%
RWE AG	26,634	314,731
		7,132,334
Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	124,280	274,896
Spain 0.0%
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A., B Shares	6,476	102,419
Total Preferred Stock
(Cost $8,262,655)		7,509,649

Other Investment Companies 0.5% of net assets
United States 0.5%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.26% (a)	3,068,502	3,068,502
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.32% (a)	4,257,986	4,257,986
Total Other Investment Companies
(Cost $7,326,488)		7,326,488

End of Investments.

At 08/31/16, the tax basis cost of the fund's investments was $1,326,010,912 and the unrealized appreciation and depreciation were $54,564,364 and ($97,062,013) , respectively, with a net unrealized depreciation of ($42,497,649).
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,965,627.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $98,602 or 0.0% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $38,459 or 0.0% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 08/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/16/16	89	7,509,820	11,643

42    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.5%	Common Stock	527,058,646	549,236,602
0.2%	Preferred Stock	1,386,695	1,419,367
1.6%	Other Investment Companies	8,617,247	8,625,424
101.3%	Total Investments	537,062,588	559,281,393
(1.3%)	Other Assets and Liabilities, Net		(7,414,281)
100.0%	Net Assets		551,867,112

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets
Australia 6.8%
Banks 0.1%
Bank of Queensland Ltd.	65,090	516,089
Genworth Mortgage Insurance Australia Ltd.	36,056	79,126
		595,215
Capital Goods 0.4%
GWA Group Ltd.	174,406	387,982
Monadelphous Group Ltd. (b)	111,390	724,136
Seven Group Holdings Ltd.	65,138	398,979
UGL Ltd. *	430,684	799,491
		2,310,588
Commercial & Professional Services 0.6%
ALS Ltd.	211,844	859,742
Cleanaway Waste Management Ltd.	802,055	681,147
McMillan Shakespeare Ltd.	5,859	52,840
Mineral Resources Ltd.	69,247	590,163
Programmed Maintenance Services Ltd.	56,886	90,636
SAI Global Ltd.	77,145	197,706
SEEK Ltd.	26,784	323,481
Spotless Group Holdings Ltd.	359,678	285,183
		3,080,898
Consumer Durables & Apparel 0.1%
G.U.D. Holdings Ltd.	41,588	313,805
Consumer Services 0.6%
Ardent Leisure Group	149,551	284,360
Aristocrat Leisure Ltd.	37,613	426,848
Crown Resorts Ltd.	86,483	853,402
Flight Centre Travel Group Ltd.	13,507	374,071
InvoCare Ltd.	17,456	176,451
Security	Number of Shares	Value ($)
Navitas Ltd.	67,763	264,822
The Star Entertainment Grp Ltd.	160,928	713,578
		3,093,532
Diversified Financials 0.4%
ASX Ltd.	23,370	898,385
Challenger Ltd.	79,324	547,871
IOOF Holdings Ltd. (b)	50,099	335,478
Perpetual Ltd.	9,413	344,379
		2,126,113
Energy 0.2%
AWE Ltd. *	361,546	188,845
Beach Energy Ltd.	655,607	278,388
Washington H Soul Pattinson & Co., Ltd.	5,115	66,158
Whitehaven Coal Ltd. *	546,350	800,689
		1,334,080
Food, Beverage & Tobacco 0.3%
Bega Cheese Ltd.	44,854	214,059
GrainCorp Ltd., Class A	118,246	730,493
Treasury Wine Estates Ltd.	116,748	985,343
		1,929,895
Health Care Equipment & Services 0.8%
Ansell Ltd.	30,124	508,488
Australian Pharmaceutical Industries Ltd.	287,674	383,757
Cochlear Ltd.	6,938	734,689
Healthscope Ltd.	104,432	240,167
Primary Health Care Ltd.	243,677	749,024
Ramsay Health Care Ltd.	12,954	807,761
Sigma Pharmaceuticals Ltd.	1,097,854	1,006,613
		4,430,499
Insurance 0.1%
nib Holdings Ltd.	123,580	414,230
Materials 0.6%
Adelaide Brighton Ltd.	118,676	468,253
DuluxGroup Ltd.	56,687	273,086
Nufarm Ltd.	69,961	443,243
OceanaGold Corp.	100,001	314,778
Orora Ltd.	264,226	615,595
OZ Minerals Ltd.	252,329	1,211,786
Resolute Mining Ltd. *	76,368	101,588
Western Areas Ltd.	77,119	143,158
		3,571,487
Media 0.5%
APN News & Media Ltd. *	70,822	200,131
Event Hospitality & Entertainment Ltd.	19,205	217,369
Fairfax Media Ltd.	1,265,592	936,889
Nine Entertainment Co. Holdings Ltd.	199,463	149,906
NZME Ltd. *	70,822	40,452
Seven West Media Ltd.	803,156	470,817
Southern Cross Media Group Ltd.	305,927	348,328
Village Roadshow Ltd.	35,125	122,488
		2,486,380
Real Estate 0.8%
Charter Hall Retail REIT	55,251	177,722
Cromwell Property Group	84,454	64,741
Dexus Property Group	141,966	1,037,071

See financial notes    43

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Goodman Group	174,651	996,256
Investa Office Fund	91,690	314,228
The GPT Group	207,553	831,408
Vicinity Centres	324,126	806,306
		4,227,732
Retailing 0.7%
AP Eagers Ltd.	7,430	63,937
Automotive Holdings Group Ltd.	123,254	434,442
Harvey Norman Holdings Ltd.	168,780	682,435
JB Hi-Fi Ltd.	41,945	935,941
Myer Holdings Ltd.	1,041,161	1,068,092
Premier Investments Ltd.	25,082	309,900
Super Retail Group Ltd.	41,925	346,596
		3,841,343
Software & Services 0.2%
carsales.com Ltd.	21,024	203,196
Computershare Ltd.	101,826	756,090
IRESS Ltd.	22,536	206,800
		1,166,086
Telecommunication Services 0.0%
TPG Telecom Ltd.	7,531	68,995
Transportation 0.3%
Qantas Airways Ltd.	422,261	1,028,215
Qube Holdings Ltd. (b)	109,879	209,752
Sydney Airport	112,201	613,884
		1,851,851
Utilities 0.1%
AusNet Services	558,947	722,532
		37,565,261
Austria 0.8%
Capital Goods 0.1%
ANDRITZ AG	13,042	664,470
Zumtobel Group AG	9,177	149,889
		814,359
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	2,442	141,428
Insurance 0.1%
UNIQA Insurance Group AG	23,231	148,540
Vienna Insurance Group AG Wiener Versicherung Gruppe	13,886	272,734
		421,274
Materials 0.2%
Lenzing AG	2,965	350,701
RHI AG	15,252	386,367
Wienerberger AG	38,660	613,570
		1,350,638
Real Estate 0.1%
BUWOG AG *	2,896	75,184
CA Immobilien Anlagen AG *	3,738	70,795
Conwert Immobilien Invest SE *	4,100	71,875
IMMOFINANZ AG *	156,874	357,998
		575,852
Semiconductors & Semiconductor Equipment 0.0%
ams AG	4,919	166,712
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.0%
Austria Technologie & Systemtechnik AG	5,326	64,064
Telecommunication Services 0.1%
Telekom Austria AG *	48,297	275,409
Transportation 0.1%
Oesterreichische Post AG *	15,067	540,344
Utilities 0.1%
Verbund AG (b)	18,893	291,433
		4,641,513
Belgium 1.1%
Capital Goods 0.0%
Cie d'Entreprises CFE	692	63,592
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	1,577	187,845
Gimv N.V.	6,644	347,122
		534,967
Energy 0.0%
Euronav N.V.	8,881	77,379
Health Care Equipment & Services 0.0%
AGFA-Gevaert N.V. *	21,737	68,731
Household & Personal Products 0.1%
Ontex Group N.V.	7,291	261,719
Materials 0.3%
Bekaert N.V.	19,534	805,624
Nyrstar N.V. *(b)	40,894	294,726
Tessenderlo Chemie N.V. *	9,313	295,664
		1,396,014
Media 0.1%
Telenet Group Holding N.V. *	15,063	705,364
Real Estate 0.1%
Befimmo S.A.	2,833	189,315
Cofinimmo S.A.	3,232	397,400
		586,715
Retailing 0.0%
D'Ieteren S.A. N.V.	3,485	168,027
Technology Hardware & Equipment 0.1%
Barco N.V.	4,674	384,282
EVS Broadcast Equipment S.A.	6,449	232,356
		616,638
Telecommunication Services 0.1%
Orange Belgium S.A. *	20,686	481,055
Transportation 0.1%
bpost S.A.	20,960	532,247
Utilities 0.1%
Elia System Operator S.A. N.V.	9,202	463,960
		5,956,408
Canada 8.4%
Automobiles & Components 0.1%
Linamar Corp.	11,473	473,243
Martinrea International, Inc.	32,280	205,925
		679,168

44    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Banks 0.2%
Canadian Western Bank	15,229	305,613
Genworth MI Canada, Inc.	16,236	423,333
Home Capital Group, Inc. (b)	11,837	264,337
Laurentian Bank of Canada	7,939	297,459
		1,290,742
Capital Goods 0.8%
Aecon Group, Inc.	35,698	499,263
Ag Growth International, Inc.	5,622	185,322
ATS Automation Tooling Systems, Inc. *	17,642	145,353
Bird Construction, Inc.	23,417	203,642
CAE, Inc.	53,007	755,483
MacDonald, Dettwiler & Associates Ltd.	6,401	422,391
New Flyer Industries, Inc.	8,654	278,672
Richelieu Hardware Ltd.	3,446	67,578
Russel Metals, Inc.	45,492	755,513
Toromont Industries Ltd.	18,538	560,640
WSP Global, Inc.	10,189	334,857
		4,208,714
Commercial & Professional Services 0.6%
Morneau Shepell, Inc.	14,395	201,544
Ritchie Bros. Auctioneers, Inc.	11,460	398,377
Stantec, Inc.	15,771	375,869
Transcontinental, Inc., Class A	40,280	589,441
Waste Connections, Inc.	23,860	1,819,620
		3,384,851
Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	23,125	659,707
Gildan Activewear, Inc.	24,591	723,645
		1,383,352
Consumer Services 0.1%
EnerCare, Inc.	15,042	209,456
Great Canadian Gaming Corp. *	14,456	240,080
Restaurant Brands International, Inc.	2,953	140,825
		590,361
Diversified Financials 0.1%
AGF Management Ltd., Class B	106,319	401,923
TMX Group Ltd.	1,817	78,798
		480,721
Energy 1.8%
AltaGas Ltd.	28,137	727,846
Bankers Petroleum Ltd. *	143,920	207,316
Bonavista Energy Corp.	388,709	1,028,025
Bonterra Energy Corp.	10,660	201,330
Canadian Energy Services & Technology Corp.	56,953	193,164
Canyon Services Group, Inc.	51,323	186,978
Crew Energy, Inc. *	53,345	269,967
Enerflex Ltd.	43,451	442,441
Ensign Energy Services, Inc.	130,044	765,169
Gran Tierra Energy, Inc. *	118,401	332,088
MEG Energy Corp. *	49,537	204,634
Mullen Group Ltd.	50,125	620,426
Parex Resources, Inc. *	6,316	74,711
Parkland Fuel Corp.	40,010	886,163
Pason Systems, Inc.	17,583	250,602
Security	Number of Shares	Value ($)
Peyto Exploration & Development Corp.	21,174	608,245
Precision Drilling Corp.	183,551	754,041
Secure Energy Services, Inc.	28,574	190,994
ShawCor Ltd.	29,190	712,814
Tourmaline Oil Corp. *	8,622	242,353
Trinidad Drilling Ltd.	213,172	409,431
Veresen, Inc.	55,637	547,868
Whitecap Resources, Inc.	8,885	67,380
		9,923,986
Food & Staples Retailing 0.2%
The Jean Coutu Group PJC, Inc., A Shares	34,496	510,321
The North West Co., Inc.	19,979	446,465
		956,786
Food, Beverage & Tobacco 0.2%
Cott Corp.	32,836	523,304
Maple Leaf Foods, Inc.	31,445	698,138
		1,221,442
Health Care Equipment & Services 0.0%
Chartwell Retirement Residences	5,464	64,258
Extendicare, Inc.	10,276	66,807
Medical Facilities Corp.	1,085	16,928
		147,993
Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	23,243	828,000
Materials 1.7%
Alamos Gold, Inc., Class A	41,276	290,368
Canam Group, Inc.	6,560	52,298
Canfor Corp. *	26,671	309,591
Cascades, Inc.	45,840	389,905
CCL Industries, Inc., Class B	1,987	378,985
Centerra Gold, Inc.	69,501	347,492
Chemtrade Logistics Income Fund	20,182	265,186
Dominion Diamond Corp.	16,482	144,463
Eldorado Gold Corp. *	180,471	577,705
Franco-Nevada Corp.	8,022	560,235
HudBay Minerals, Inc.	72,198	292,743
IAMGOLD Corp. *	357,282	1,326,141
Interfor Corp. *	20,768	246,611
Intertape Polymer Group, Inc.	4,229	70,362
Labrador Iron Ore Royalty Corp.	17,326	171,669
Lundin Mining Corp. *	144,056	544,581
Nevsun Resources Ltd.	63,076	198,547
New Gold, Inc. *	95,317	457,678
Norbord, Inc.	2,995	71,905
Pan American Silver Corp.	52,801	920,360
Resolute Forest Products, Inc. *	107,177	621,627
SEMAFO, Inc. *	67,818	287,905
Silver Wheaton Corp.	36,806	932,458
Stella-Jones, Inc.	1,704	57,742
Western Forest Products, Inc.	37,607	60,765
		9,577,322
Media 0.4%
Aimia, Inc.	69,289	428,815
Cineplex, Inc.	14,361	543,552
Cogeco Communications, Inc.	6,952	336,195

See financial notes    45

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Corus Entertainment, Inc., B Shares	44,694	418,649
Entertainment One Ltd.	100,859	287,967
		2,015,178
Real Estate 0.6%
Artis Real Estate Investment Trust	21,612	208,535
Boardwalk Real Estate Investment Trust	5,525	212,191
Canadian Apartment Properties REIT	6,281	143,040
Canadian Real Estate Investment Trust	5,992	221,951
Colliers International Group, Inc.	3,845	158,131
Cominar Real Estate Investment Trust	17,329	217,265
Dream Global Real Estate Investment Trust	9,127	62,259
Dream Office Real Estate Investment Trust	14,705	179,995
First Capital Realty, Inc.	17,789	300,856
Granite Real Estate Investment Trust	10,022	318,370
H&R Real Estate Investment Trust	21,144	375,807
RioCan Real Estate Investment Trust	28,785	604,199
Smart Real Estate Investment Trust	11,833	319,623
		3,322,222
Retailing 0.1%
AutoCanada, Inc.	3,747	65,170
Hudson's Bay Co.	31,785	438,238
Uni-Select, Inc.	12,305	288,763
		792,171
Semiconductors & Semiconductor Equipment 0.0%
Canadian Solar, Inc. *	4,064	52,385
Software & Services 0.2%
Constellation Software, Inc.	608	265,147
DH Corp.	15,775	356,968
Open Text Corp.	8,859	556,907
		1,179,022
Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	8,450	245,698
Transportation 0.3%
Air Canada *	24,587	167,905
Exchange Income Corp.	7,292	190,963
Student Transportation, Inc.	12,799	69,163
TransForce, Inc.	37,150	757,978
WestJet Airlines Ltd.	7,239	133,519
Westshore Terminals Investment Corp.	17,073	288,356
		1,607,884
Utilities 0.4%
Algonquin Power & Utilities Corp.	7,068	63,782
Capital Power Corp.	46,128	736,543
Hydro One Ltd. (c)	3,421	68,365
Innergex Renewable Energy, Inc.	5,890	65,452
Just Energy Group, Inc.	47,351	260,565
Northland Power, Inc.	19,032	344,652
Superior Plus Corp.	79,978	716,239
Valener, Inc.	3,755	60,587
		2,316,185
		46,204,183
Security	Number of Shares	Value ($)
Denmark 1.3%
Banks 0.2%
Jyske Bank A/S - Reg’d	8,861	424,711
Sydbank A/S	14,639	463,096
		887,807
Capital Goods 0.4%
FLSmidth & Co. A/S (b)	22,621	833,402
NKT Holding A/S	10,091	591,785
Per Aarsleff Holding A/S, Class B	4,621	110,294
Rockwool International A/S, B Shares	2,444	463,009
		1,998,490
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	3,316	163,205
Schouw & Co.	4,907	308,771
		471,976
Health Care Equipment & Services 0.1%
GN Store Nord A/S	24,176	518,424
William Demant Holding A/S *	11,831	246,796
		765,220
Insurance 0.1%
Topdanmark A/S *	10,225	272,357
Tryg A/S	19,583	390,042
		662,399
Materials 0.2%
Chr Hansen Holding A/S	5,304	321,132
Novozymes A/S, B Shares	16,714	723,575
		1,044,707
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S *	12,009	479,095
Retailing 0.0%
Matas A/S	9,119	169,209
Software & Services 0.0%
SimCorp A/S	2,687	140,731
Transportation 0.1%
D/S Norden A/S *(b)	19,182	255,469
Dfds A/S	6,257	329,395
		584,864
		7,204,498
Finland 1.8%
Capital Goods 0.7%
Cargotec Oyj, B Shares	13,820	619,529
Cramo Oyj	12,485	325,242
Konecranes Oyj	17,202	543,725
Outotec Oyj *(b)	121,969	519,463
PKC Group Oyj	9,643	195,036
Ramirent Oyj	32,110	235,317
Uponor Oyj	15,262	275,368
Valmet Oyj	40,681	542,342
YIT Oyj	110,855	772,272
		4,028,294

46    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.1%
Caverion Corp.	37,130	260,114
Lassila & Tikanoja Oyj	11,849	226,985
		487,099
Consumer Durables & Apparel 0.1%
Amer Sports Oyj	19,923	599,109
Materials 0.5%
Huhtamaki Oyj	18,584	807,219
Kemira Oyj	41,682	533,868
Metsa Board Oyj	41,064	241,938
Outokumpu Oyj *(b)	111,397	608,431
Tikkurila Oyj	13,772	293,580
		2,485,036
Media 0.2%
Sanoma Oyj	114,403	1,055,644
Real Estate 0.1%
Sponda Oyj	52,604	274,425
Software & Services 0.1%
Tieto Oyj	24,740	737,074
		9,666,681
France 3.8%
Automobiles & Components 0.1%
Plastic Omnium S.A.	13,219	421,141
Capital Goods 0.3%
Dassault Aviation S.A.	57	60,681
Nexans S.A. *	21,344	1,145,328
SPIE S.A.	3,385	65,222
Tarkett S.A.	6,458	226,423
		1,497,654
Commercial & Professional Services 0.3%
Edenred	40,002	869,659
Elis S.A.	3,512	60,511
Societe BIC S.A.	4,998	728,379
		1,658,549
Consumer Durables & Apparel 0.1%
SEB S.A.	6,716	892,357
Consumer Services 0.0%
Elior Group (c)	11,001	251,908
Diversified Financials 0.0%
Amundi S.A. (c)	1,389	67,171
Energy 0.1%
Bourbon Corp. (b)	19,538	228,484
Etablissements Maurel et Prom *(b)	68,719	316,093
		544,577
Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	4,805	418,653
Health Care Equipment & Services 0.1%
BioMerieux	2,734	415,185
Korian S.A.	2,062	73,685
Orpea	4,445	385,405
		874,275
Insurance 0.1%
Coface S.A. *	26,797	142,660
Euler Hermes Group	4,608	380,241
		522,901
Security	Number of Shares	Value ($)
Materials 0.3%
Eramet *(b)	7,713	267,332
Imerys S.A.	11,650	819,642
Vicat S.A.	6,793	431,472
		1,518,446
Media 0.5%
Havas S.A.	31,912	266,316
IPSOS	13,766	451,370
JCDecaux S.A.	13,661	468,620
Metropole Television S.A.	29,923	530,062
Technicolor S.A. - Reg'd	81,576	528,505
Television Francaise 1 S.A.	46,849	456,245
		2,701,118
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	4,767	309,157
Real Estate 0.6%
Fonciere Des Regions	8,430	786,415
Gecina S.A.	4,396	686,670
ICADE	9,522	733,662
Mercialys S.A.	13,677	317,908
Nexity S.A. *	12,623	660,907
		3,185,562
Retailing 0.1%
Groupe Fnac S.A. *	7,134	465,447
Software & Services 0.5%
Alten S.A.	6,701	459,213
Altran Technologies S.A. *	21,224	311,906
Dassault Systemes S.A.	8,279	696,350
Sopra Steria Group	2,103	240,897
UBISOFT Entertainment S.A. *	26,764	1,044,486
		2,752,852
Technology Hardware & Equipment 0.2%
Ingenico Group S.A.	3,375	362,885
Neopost S.A.	33,328	878,979
		1,241,864
Telecommunication Services 0.1%
Iliad S.A.	2,664	548,455
SFR Group S.A.	2,285	60,696
		609,151
Transportation 0.2%
Aeroports de Paris	5,626	579,601
Europcar Groupe S.A. *(c)	6,284	53,891
Groupe Eurotunnel SE - Reg'd	54,251	595,761
		1,229,253
		21,162,036
Germany 2.9%
Automobiles & Components 0.2%
ElringKlinger AG	8,224	141,376
Grammer AG	5,962	345,289
Hella KGaA Hueck & Co.	6,089	246,173
SAF-Holland S.A.	14,049	161,165
		894,003
Banks 0.1%
Aareal Bank AG	8,927	300,262

See financial notes    47

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.6%
BayWa AG	13,797	456,536
Deutz AG	66,226	295,110
Duerr AG	4,133	348,917
Heidelberger Druckmaschinen AG *	101,248	246,053
Indus Holding AG	6,182	332,934
KION Group AG	10,746	611,224
Krones AG	2,308	220,295
Norma Group SE	4,996	267,086
Pfeiffer Vacuum Technology AG	2,123	200,059
SGL Carbon SE *(b)	14,221	182,778
Vossloh AG *	3,470	210,820
Wacker Neuson SE	11,576	168,250
		3,540,062
Commercial & Professional Services 0.0%
Bertrandt AG	592	65,057
Consumer Durables & Apparel 0.0%
Gerry Weber International AG (b)	17,098	217,375
Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG	4,927	178,973
Rhoen-Klinikum AG	21,166	625,055
		804,028
Insurance 0.1%
Talanx AG	12,861	375,287
Materials 0.3%
Covestro AG (c)	4,991	259,481
Symrise AG	13,558	996,765
Wacker Chemie AG	6,368	591,077
		1,847,323
Media 0.1%
Axel Springer SE	12,058	613,195
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	5,305	439,883
STADA Arzneimittel AG	15,652	839,196
		1,279,079
Real Estate 0.1%
Deutsche Wohnen AG	10,242	384,417
LEG Immobilien AG *	3,127	304,770
TAG Immobilien AG	4,999	71,795
		760,982
Retailing 0.1%
Fielmann AG	3,634	283,801
Semiconductors & Semiconductor Equipment 0.1%
AIXTRON SE *(b)	41,569	256,257
Siltronic AG *	5,495	117,964
SMA Solar Technology AG (b)	8,828	308,927
		683,148
Software & Services 0.3%
Bechtle AG	3,933	438,256
CANCOM SE	1,216	57,667
Software AG	14,350	569,290
United Internet AG - Reg'd	9,131	374,853
Wirecard AG	4,431	218,967
		1,659,033
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.2%
Jenoptik AG	12,954	235,385
Wincor Nixdorf AG *	12,036	841,303
		1,076,688
Telecommunication Services 0.1%
Drillisch AG (b)	5,387	248,121
Telefonica Deutschland Holding AG	113,604	466,123
		714,244
Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	9,813	546,571
Hamburger Hafen und Logistik AG	9,611	154,302
Hapag-Lloyd AG *(c)	3,083	55,660
Sixt SE	4,605	260,800
		1,017,333
		16,130,900
Hong Kong 4.2%
Automobiles & Components 0.2%
Minth Group Ltd.	96,422	364,842
Xinyi Glass Holdings Ltd. *	536,037	461,627
		826,469
Banks 0.2%
The Bank of East Asia Ltd.	198,101	800,653
Capital Goods 0.1%
Hopewell Holdings Ltd.	55,910	197,136
NWS Holdings Ltd.	314,995	562,843
		759,979
Consumer Durables & Apparel 0.3%
Global Brands Group Holding Ltd. *	3,347,208	310,696
Pacific Textiles Holdings Ltd.	219,638	288,820
Stella International Holdings Ltd.	184,285	293,174
Techtronic Industries Co., Ltd.	174,338	706,859
Texwinca Holdings Ltd.	269,992	192,833
		1,792,382
Consumer Services 0.3%
Cafe de Coral Holdings Ltd.	67,791	237,281
Melco Crown Entertainment Ltd. ADR	7,180	93,196
MGM China Holdings Ltd.	233,086	358,790
Shangri-La Asia Ltd.	332,139	359,683
Wynn Macau Ltd.	519,613	723,476
		1,772,426
Diversified Financials 0.2%
First Pacific Co., Ltd.	1,116,227	836,082
Sun Hung Kai & Co., Ltd.	275,260	169,980
		1,006,062
Energy 0.0%
Brightoil Petroleum Holdings Ltd.	606,582	166,567
Food & Staples Retailing 0.2%
Dairy Farm International Holdings Ltd.	73,004	523,439
Sun Art Retail Group Ltd.	664,278	427,337
		950,776

48    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.3%
C.P. Pokphand Co., Ltd.	1,607,133	203,048
Tingyi Cayman Islands Holding Corp.	617,132	571,245
Uni-President China Holdings Ltd.	215,352	153,530
Vitasoy International Holdings Ltd.	73,994	138,511
WH Group Ltd. (c)	589,729	463,770
		1,530,104
Materials 0.2%
Huabao International Holdings Ltd. *	866,785	334,120
MMG Ltd. *	951,427	218,331
Shougang Fushan Resources Group Ltd.	2,005,705	372,349
Yingde Gases Group Co., Ltd.	496,598	217,033
		1,141,833
Media 0.1%
Television Broadcasts Ltd.	93,173	332,729
Real Estate 0.8%
Great Eagle Holdings Ltd.	60,493	272,957
Hang Lung Group Ltd.	193,397	708,090
Hang Lung Properties Ltd.	308,080	702,208
Henderson Land Development Co., Ltd.	82,303	481,186
Hysan Development Co., Ltd.	47,255	228,150
Kerry Properties Ltd.	192,857	560,663
Shui On Land Ltd.	947,667	268,781
Sino Land Co., Ltd.	431,675	739,052
Swire Properties Ltd.	141,165	397,648
		4,358,735
Retailing 0.2%
Chow Tai Fook Jewellery Group Ltd.	387,205	270,558
Giordano International Ltd.	580,718	333,903
Luk Fook Holdings International Ltd.	202,014	460,973
Sa Sa International Holdings Ltd.	367,145	152,410
		1,217,844
Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	56,244	437,959
Semiconductor Manufacturing International Corp. *	6,308,131	691,257
		1,129,216
Technology Hardware & Equipment 0.4%
AAC Technologies Holdings, Inc.	53,562	610,766
FIH Mobile Ltd.	1,249,278	418,748
Ju Teng International Holdings Ltd.	456,420	135,336
Truly International Holdings Ltd.	812,132	380,061
VTech Holdings Ltd.	52,407	585,096
		2,130,007
Telecommunication Services 0.2%
Hutchison Telecommunications Hong Kong Holdings Ltd.	698,929	241,484
PCCW Ltd.	1,176,680	746,352
SmarTone Telecommunications Holdings Ltd.	73,372	121,076
		1,108,912
Transportation 0.3%
Cathay Pacific Airways Ltd.	463,963	667,525
Kerry Logistics Network Ltd.	119,456	166,631
Orient Overseas International Ltd.	168,899	572,668
Security	Number of Shares	Value ($)
Pacific Basin Shipping Ltd. *	1,803,719	197,655
SITC International Holdings Co., Ltd.	327,853	185,129
		1,789,608
Utilities 0.0%
HK Electric Investments & HK Electric Investments Ltd. (c)	73,388	68,877
		22,883,179
Ireland 0.8%
Banks 0.0%
Permanent TSB Group Holdings plc *	29,297	65,259
Capital Goods 0.2%
AerCap Holdings N.V. *	9,975	398,701
Fly Leasing Ltd. ADR	5,929	71,089
Kingspan Group plc	17,002	465,446
		935,236
Consumer Services 0.1%
Paddy Power Betfair plc	4,638	553,491
Food & Staples Retailing 0.1%
Total Produce plc	169,119	300,428
Food, Beverage & Tobacco 0.1%
C&C Group plc	78,672	332,083
Glanbia plc	18,172	345,481
Origin Enterprises plc	9,403	60,793
		738,357
Health Care Equipment & Services 0.1%
UDG Healthcare plc	50,214	402,812
Materials 0.1%
James Hardie Industries plc CDI	40,691	663,309
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	4,684	359,684
Jazz Pharmaceuticals plc *	1,520	188,222
		547,906
Transportation 0.0%
Irish Continental Group plc	33,598	176,621
		4,383,419
Israel 0.9%
Banks 0.2%
First International Bank of Israel Ltd.	5,245	65,721
Israel Discount Bank Ltd., A Shares *	296,234	534,073
Mizrahi Tefahot Bank Ltd.	23,165	278,934
		878,728
Capital Goods 0.1%
Elbit Systems Ltd.	4,100	397,986
Shikun & Binui Ltd.	104,385	180,549
		578,535
Energy 0.2%
Delek Group Ltd.	2,115	449,127
Oil Refineries Ltd. *	530,752	196,427
Paz Oil Co., Ltd.	2,496	405,789
		1,051,343
Insurance 0.0%
Harel Insurance Investments & Financial Services Ltd.	52,223	188,579

See financial notes    49

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.1%
The Israel Corp., Ltd.	2,362	433,956
Real Estate 0.0%
Azrieli Group	639	27,872
Gazit-Globe Ltd.	19,613	203,241
		231,113
Retailing 0.0%
Delek Automotive Systems Ltd.	1,210	10,539
Software & Services 0.1%
NICE Ltd.	6,247	425,896
Telecommunication Services 0.2%
B Communications Ltd.	12,337	301,637
Cellcom Israel Ltd. *	68,945	517,062
Partner Communications Co., Ltd. *	75,807	360,113
		1,178,812
		4,977,501
Italy 2.5%
Automobiles & Components 0.1%
Brembo S.p.A.	4,055	236,426
Ferrari N.V.	4,688	225,558
Piaggio & C S.p.A.	94,521	184,543
		646,527
Banks 0.4%
Banca Carige S.p.A. *(b)	720,072	269,145
Banca Popolare di Milano Scarl	1,039,842	444,719
Banca Popolare di Sondrio Scarl	161,033	432,593
Credito Valtellinese Scarl	272,003	103,879
Mediobanca S.p.A.	101,421	751,168
		2,001,504
Capital Goods 0.3%
Astaldi S.p.A. (b)	24,799	100,757
C.I.R. - Compagnie Industriali Riunite S.p.A	329,278	343,996
Danieli & C Officine Meccaniche S.p.A.	5,500	117,612
Danieli & C Officine Meccaniche S.p.A. - RSP	12,432	179,584
Interpump Group S.p.A.	10,493	185,232
Italmobiliare S.p.A. - RSP	5,049	207,838
Salini Impregilo S.p.A	77,295	237,257
Trevi Finanziaria Industriale S.p.A. *	128,484	180,305
		1,552,581
Consumer Durables & Apparel 0.2%
De'Longhi S.p.A.	7,935	196,460
Prada S.p.A.	134,309	402,576
Safilo Group S.p.A. *	19,533	185,243
Tod's S.p.A.	3,918	234,111
		1,018,390
Consumer Services 0.1%
Autogrill S.p.A.	37,494	321,126
Diversified Financials 0.1%
Anima Holding S.p.A. (c)	4,812	23,260
Azimut Holding S.p.A.	3,770	57,776
Banca Generali S.p.A.	8,037	160,763
Cerved Information Solutions S.p.A.	7,748	62,131
		303,930
Security	Number of Shares	Value ($)
Energy 0.0%
Saras S.p.A.	179,620	267,869
Food & Staples Retailing 0.0%
MARR S.p.A.	8,816	169,571
Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	41,884	455,054
Parmalat S.p.A.	113,548	296,685
		751,739
Health Care Equipment & Services 0.0%
DiaSorin S.p.A.	2,665	172,004
Insurance 0.1%
Societa Cattolica di Assicurazioni Scarl	44,110	254,726
Unipol Gruppo Finanziario S.p.A.	77,136	214,260
UnipolSai S.p.A.	112,662	187,839
		656,825
Materials 0.3%
Buzzi Unicem S.p.A.	26,889	570,801
Italcementi S.p.A. *	72,427	852,635
		1,423,436
Media 0.1%
RCS MediaGroup S.p.A. *(b)	296,475	320,293
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	11,215	338,748
Real Estate 0.0%
Beni Stabili S.p.A. *	265,747	162,787
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	21,583	141,825
Transportation 0.1%
Ansaldo STS S.p.A.	19,362	227,720
ASTM S.p.A.	22,154	253,155
Societa Iniziative Autostradali e Servizi S.p.A.	29,547	286,464
		767,339
Utilities 0.5%
A2A S.p.A.	669,259	886,265
ACEA S.p.A.	17,809	231,868
ERG S.p.A.	37,955	422,724
Hera S.p.A.	251,145	694,806
Iren S.p.A.	265,749	436,567
		2,672,230
		13,688,724
Japan 39.4%
Automobiles & Components 2.4%
Aisan Industry Co., Ltd.	24,591	189,957
Akebono Brake Industry Co., Ltd. *(b)	89,479	161,769
Eagle Industry Co., Ltd.	5,025	64,419
Exedy Corp.	21,548	533,726
FCC Co., Ltd.	22,019	440,657
Futaba Industrial Co., Ltd.	86,309	405,532
G-Tekt Corp.	18,557	330,109
Kasai Kogyo Co., Ltd.	14,803	136,674
Keihin Corp.	32,514	499,490
KYB Corp.	161,664	656,440
Mitsuba Corp.	16,272	223,861
Musashi Seimitsu Industry Co., Ltd.	13,173	264,644

50    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nifco, Inc.	9,646	485,867
Nippon Seiki Co., Ltd.	20,538	387,390
Nissan Shatai Co., Ltd.	68,947	627,245
Nissin Kogyo Co., Ltd.	25,621	373,038
NOK Corp.	39,208	796,025
Pacific Industrial Co., Ltd.	20,998	239,142
Piolax, Inc.	2,670	152,298
Press Kogyo Co., Ltd.	86,309	370,486
Sanden Holdings Corp.	75,526	215,403
Showa Corp.	48,453	287,622
Sumitomo Riko Co., Ltd.	32,717	304,602
Tachi-S Co., Ltd.	26,854	446,550
Takata Corp. *(b)	73,764	289,536
Tokai Rika Co., Ltd.	30,099	595,083
Topre Corp.	8,898	174,803
Toyo Tire & Rubber Co., Ltd.	30,453	428,376
Toyoda Gosei Co., Ltd.	40,817	939,973
Toyota Boshoku Corp.	42,904	980,983
TPR Co., Ltd.	1,178	30,112
TS Tech Co., Ltd.	23,353	542,085
Unipres Corp.	30,753	548,847
Yorozu Corp.	11,227	143,492
		13,266,236
Banks 2.0%
Ashikaga Holdings Co., Ltd.	61,666	208,067
Fukuoka Financial Group, Inc.	206,235	873,311
Hokuhoku Financial Group, Inc.	348,239	481,444
North Pacific Bank Ltd.	323,141	1,093,434
Senshu Ikeda Holdings, Inc.	44,832	202,846
Seven Bank Ltd.	80,899	286,257
Shinsei Bank Ltd.	263,945	421,046
Suruga Bank Ltd.	17,430	414,707
The 77 Bank Ltd.	48,453	201,897
The Awa Bank Ltd.	40,668	255,563
The Bank of Kyoto Ltd.	34,489	249,410
The Chiba Bank Ltd.	144,860	858,502
The Chugoku Bank Ltd.	28,385	349,616
The Daishi Bank Ltd.	51,306	196,425
The Gunma Bank Ltd.	82,809	390,688
The Hachijuni Bank Ltd.	61,627	325,905
The Hiroshima Bank Ltd.	61,627	256,792
The Hokkoku Bank Ltd.	24,638	74,556
The Hyakugo Bank Ltd.	41,076	150,905
The Iyo Bank Ltd.	37,229	240,071
The Joyo Bank Ltd.	89,944	357,393
The Juroku Bank Ltd.	71,851	199,364
The Keiyo Bank Ltd.	41,076	167,187
The Kiyo Bank Ltd.	31,299	487,785
The Musashino Bank Ltd.	7,193	185,675
The Nanto Bank Ltd.	54,627	192,767
The Nishi-Nippon City Bank Ltd.	207,541	431,395
The Ogaki Kyoritsu Bank Ltd.	73,042	249,276
The San-In Godo Bank Ltd.	22,455	153,485
The Shiga Bank Ltd.	33,699	162,248
The Shizuoka Bank Ltd.	84,169	693,305
Yamaguchi Financial Group, Inc.	41,076	433,654
		11,244,976
Capital Goods 6.9%
Aica Kogyo Co., Ltd.	16,394	407,492
Amada Holdings Co., Ltd.	70,963	742,321
Asahi Diamond Industrial Co., Ltd.	21,548	177,284
Security	Number of Shares	Value ($)
Bunka Shutter Co., Ltd.	26,402	184,037
Central Glass Co., Ltd.	99,663	382,522
Chiyoda Corp.	54,859	443,391
Chudenko Corp.	8,822	168,192
CKD Corp.	22,558	245,350
COMSYS Holdings Corp.	52,954	1,000,871
Daifuku Co., Ltd.	21,363	370,318
Daihen Corp.	41,076	215,636
DMG Mori Co., Ltd.	23,533	259,822
Fuji Machine Manufacturing Co., Ltd.	29,770	341,059
Fujikura Ltd.	159,876	898,032
Fujitec Co., Ltd.	22,558	251,020
Furukawa Co., Ltd.	101,531	154,110
Futaba Corp.	12,960	194,334
Glory Ltd.	16,777	537,688
GS Yuasa Corp.	132,772	517,302
Hazama Ando Corp.	34,679	193,453
Hitachi Koki Co., Ltd.	21,548	151,452
Hitachi Zosen Corp.	92,106	480,855
Hoshizaki Corp.	6,660	532,491
Inaba Denki Sangyo Co., Ltd.	15,371	504,515
Inabata & Co., Ltd.	52,203	487,534
Iseki & Co., Ltd.	127,814	321,280
Iwatani Corp.	121,625	667,888
Kanamoto Co., Ltd.	8,162	172,417
Kandenko Co., Ltd.	65,310	581,530
Kanematsu Corp.	411,137	604,175
Keihan Holdings Co., Ltd.	79,601	516,385
Kinden Corp.	72,592	795,154
Kitz Corp.	53,430	300,636
Komori Corp.	17,252	212,325
Kumagai Gumi Co., Ltd.	63,377	170,950
Kurita Water Industries Ltd.	35,300	805,073
Kuroda Electric Co., Ltd.	21,702	407,667
Kyowa Exeo Corp.	59,093	849,531
Kyudenko Corp.	13,668	432,101
Mabuchi Motor Co., Ltd.	7,164	380,242
Maeda Corp.	42,844	357,465
Maeda Road Construction Co., Ltd.	30,755	523,312
Makino Milling Machine Co., Ltd.	30,755	196,837
Meidensha Corp.	61,627	194,232
Minebea Co., Ltd.	79,291	804,907
Mirait Holdings Corp.	54,034	456,051
MISUMI Group, Inc.	42,755	746,513
Mitsui Engineering & Shipbuilding Co., Ltd.	537,854	743,589
Miura Co., Ltd.	16,461	310,807
Nabtesco Corp.	30,305	781,979
Nachi-Fujikoshi Corp.	51,306	174,600
Namura Shipbuilding Co., Ltd.	36,321	227,544
Nichias Corp.	45,690	407,714
Nichiha Corp.	16,204	299,688
Nippo Corp.	25,601	464,078
Nippon Densetsu Kogyo Co., Ltd.	13,373	251,467
Nippon Sheet Glass Co., Ltd. *	1,015,431	785,367
Nippon Steel & Sumikin Bussan Corp.	135,663	464,298
Nishimatsu Construction Co., Ltd.	99,787	454,389
Nishio Rent All Co., Ltd.	7,231	178,686
Nisshinbo Holdings, Inc.	62,035	630,936
Nitta Corp.	6,073	141,675
Nitto Kogyo Corp.	10,217	127,225

See financial notes    51

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Noritz Corp.	21,548	421,856
NTN Corp.	194,651	713,228
Oiles Corp.	13,351	217,364
OKUMA Corp.	34,912	266,983
Okumura Corp.	51,977	280,400
OSG Corp.	14,339	266,166
Penta-Ocean Construction Co., Ltd.	77,964	411,547
Ryobi Ltd.	76,376	337,447
Sanki Engineering Co., Ltd.	25,559	206,330
Sankyo Tateyama, Inc.	24,164	364,674
Sanwa Holdings Corp.	57,304	508,581
Seibu Holdings, Inc.	28,618	470,073
Shinmaywa Industries Ltd.	42,559	270,327
Sintokogio Ltd.	28,246	225,564
Sumitomo Mitsui Construction Co., Ltd.	76,922	72,136
Tadano Ltd.	25,630	254,479
Taihei Dengyo Kaisha Ltd.	17,256	155,986
Taikisha Ltd.	11,321	253,815
Takara Standard Co., Ltd.	35,110	292,258
Takasago Thermal Engineering Co., Ltd.	18,664	276,798
Takuma Co., Ltd.	14,644	126,003
The Japan Steel Works Ltd.	164,434	766,251
The Nippon Road Co., Ltd.	43,929	169,456
THK Co., Ltd.	34,937	684,655
Toa Corp.	83,611	151,160
Toda Corp.	67,423	343,519
TOKAI Holdings Corp.	45,079	264,543
Toshiba Machine Co., Ltd.	57,775	190,470
Toshiba Plant Systems & Services Corp.	15,028	236,240
Totetsu Kogyo Co., Ltd.	7,061	194,829
Toyo Engineering Corp. *	71,935	221,852
Trusco Nakayama Corp.	8,818	404,945
Tsubakimoto Chain Co.	36,932	278,860
Ushio, Inc.	35,694	397,194
Wakita & Co., Ltd.	20,066	141,229
Yamazen Corp.	37,153	282,325
Yuasa Trading Co., Ltd.	11,792	228,350
Yurtec Corp.	21,940	118,147
		38,247,834
Commercial & Professional Services 0.8%
Aeon Delight Co., Ltd.	7,978	224,527
Daiseki Co., Ltd.	10,217	177,700
Duskin Co., Ltd.	27,184	466,755
Kokuyo Co., Ltd.	42,155	582,390
Meitec Corp.	6,630	212,806
Nissha Printing Co., Ltd. (b)	9,569	230,726
Nomura Co., Ltd.	12,677	172,565
Okamura Corp.	28,367	259,989
Park24 Co., Ltd.	16,936	495,300
Relia, Inc.	21,548	203,949
Sato Holdings Corp.	10,217	215,136
Sohgo Security Services Co., Ltd.	11,922	595,898
Temp Holdings Co., Ltd.	27,083	432,291
Toppan Forms Co., Ltd.	30,731	323,844
		4,593,876
Consumer Durables & Apparel 2.0%
Alpine Electronics, Inc.	31,401	377,960
Asics Corp.	22,710	460,413
Security	Number of Shares	Value ($)
Casio Computer Co., Ltd.	38,381	542,124
Foster Electric Co., Ltd.	12,314	215,720
Fujitsu General Ltd.	15,776	320,904
Funai Electric Co., Ltd.	43,042	338,727
Gunze Ltd.	119,107	351,212
Haseko Corp.	57,237	541,741
Heiwa Corp.	13,851	297,147
JVC Kenwood Corp.	176,601	414,889
Kurabo Industries Ltd.	143,004	255,772
Misawa Homes Co., Ltd.	28,762	215,225
Mizuno Corp.	74,788	362,245
Onward Holdings Co., Ltd.	89,700	631,330
PanaHome Corp.	46,737	345,664
Pioneer Corp. *	263,106	577,416
Rinnai Corp.	7,094	665,266
Sangetsu Corp.	21,575	381,085
Sankyo Co., Ltd.	17,007	590,275
Sanyo Shokai Ltd.	87,478	138,700
Seiko Holdings Corp.	43,517	134,630
Seiren Co., Ltd.	18,373	204,983
Tamron Co., Ltd.	9,207	141,975
The Japan Wool Textile Co., Ltd.	13,847	93,710
Token Corp.	3,350	247,117
Tomy Co., Ltd.	45,616	409,258
TSI Holdings Co., Ltd.	42,714	235,797
Wacoal Holdings Corp.	46,343	495,532
Yamaha Corp.	31,493	1,021,502
		11,008,319
Consumer Services 1.0%
Accordia Golf Co., Ltd.	39,246	393,845
Doutor Nichires Holdings Co., Ltd.	16,801	297,248
Dynam Japan Holdings Co., Ltd.	228,196	333,023
HIS Co., Ltd.	12,697	319,650
Kyoritsu Maintenance Co., Ltd.	852	55,600
McDonald's Holdings Co., Ltd.	26,036	718,894
MOS Food Services, Inc.	6,691	193,611
Ohsho Food Service Corp.	4,406	169,322
Plenus Co., Ltd.	15,462	256,816
Resorttrust, Inc.	8,613	183,526
Round One Corp.	54,561	382,431
Royal Holdings Co., Ltd.	10,601	172,490
Saizeriya Co., Ltd.	12,844	268,341
Skylark Co., Ltd.	22,002	273,549
St Marc Holdings Co., Ltd.	4,992	127,750
Tokyo Dome Corp.	20,535	185,031
Yoshinoya Holdings Co., Ltd.	33,097	449,570
Zensho Holdings Co., Ltd.	32,823	563,578
		5,344,275
Diversified Financials 0.7%
Acom Co., Ltd. *	45,117	215,912
AEON Financial Service Co., Ltd.	16,261	299,485
Century Tokyo Leasing Corp.	9,431	354,227
Credit Saison Co., Ltd.	43,734	753,036
Fuyo General Lease Co., Ltd.	4,414	207,823
Hitachi Capital Corp.	10,645	221,473
Jaccs Co., Ltd.	50,422	191,090
Japan Exchange Group, Inc.	17,043	266,269
Mitsubishi UFJ Lease & Finance Co., Ltd.	70,834	332,136
Okasan Securities Group, Inc.	29,153	148,252

52    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SBI Holdings, Inc.	31,375	372,490
Tokai Tokyo Financial Holdings, Inc.	41,041	194,819
		3,557,012
Energy 0.2%
Fuji Oil Co., Ltd. *	21,104	61,822
Itochu Enex Co., Ltd.	63,414	459,810
Japan Petroleum Exploration Co., Ltd.	17,642	388,709
Nippon Gas Co., Ltd.	7,619	212,435
Shinko Plantech Co., Ltd.	8,998	61,155
		1,183,931
Food & Staples Retailing 2.2%
Ain Holdings, Inc.	5,404	306,680
Arcs Co., Ltd.	33,407	766,745
Axial Retailing, Inc.	6,210	193,021
Belc Co., Ltd.	5,267	196,809
Cawachi Ltd.	19,069	421,994
Cocokara fine, Inc.	14,524	490,756
Cosmos Pharmaceutical Corp.	1,594	289,412
Create SD Holdings Co., Ltd.	10,369	227,159
FamilyMart Co., Ltd. (b)	39,655	2,840,852
Heiwado Co., Ltd.	20,930	376,774
Kato Sangyo Co., Ltd.	25,785	565,632
Life Corp.	2,356	64,119
Matsumotokiyoshi Holdings Co., Ltd.	16,479	725,691
Ministop Co., Ltd.	7,710	118,071
Mitsubishi Shokuhin Co., Ltd.	17,059	487,518
San-A Co., Ltd.	6,641	311,392
Sugi Holdings Co., Ltd.	10,901	534,327
Sundrug Co., Ltd.	8,663	628,148
Tsuruha Holdings, Inc.	8,297	813,376
Valor Holdings Co., Ltd.	25,789	695,868
Welcia Holdings Co., Ltd.	5,706	334,852
Yaoko Co., Ltd.	5,766	224,374
Yokohama Reito Co., Ltd.	32,125	319,278
		11,932,848
Food, Beverage & Tobacco 2.5%
Calbee, Inc.	10,049	364,809
Coca-Cola East Japan Co., Ltd.	25,706	452,312
Dydo Drinco, Inc.	5,708	278,681
Ezaki Glico Co., Ltd.	12,700	636,013
Fuji Oil Holdings, Inc.	31,590	614,178
Hokuto Corp.	12,237	209,165
House Foods Group, Inc.	25,050	539,095
Ito En Ltd.	23,817	716,110
Kagome Co., Ltd.	23,900	543,691
Kikkoman Corp.	26,052	819,832
Marudai Food Co., Ltd.	50,067	221,208
Maruha Nichiro Corp.	13,496	313,408
Megmilk Snow Brand Co., Ltd.	25,327	781,101
Morinaga & Co., Ltd.	46,510	375,012
Morinaga Milk Industry Co., Ltd.	154,744	982,905
Nichirei Corp.	113,380	1,123,551
Nippon Flour Mills Co., Ltd.	68,263	473,852
Nippon Suisan Kaisha Ltd.	115,108	482,979
Nissin Foods Holdings Co., Ltd.	19,031	1,056,102
Prima Meat Packers Ltd.	89,950	293,934
Sapporo Holdings Ltd.	28,285	694,033
Takara Holdings, Inc.	53,629	463,521
The Nisshin Oillio Group Ltd.	112,539	480,903
Security	Number of Shares	Value ($)
Warabeya Nichiyo Co., Ltd.	13,973	255,185
Yakult Honsha Co., Ltd.	14,221	627,630
		13,799,210
Health Care Equipment & Services 0.9%
BML, Inc.	7,688	188,567
Hogy Medical Co., Ltd.	3,078	209,198
Miraca Holdings, Inc.	17,224	816,781
NichiiGakkan Co., Ltd. (b)	36,942	293,936
Nihon Kohden Corp.	18,282	416,420
Nikkiso Co., Ltd.	26,150	230,062
Nipro Corp.	40,642	506,085
Paramount Bed Holdings Co., Ltd.	6,910	249,184
Ship Healthcare Holdings, Inc.	13,006	347,422
Sysmex Corp.	11,462	739,126
Toho Holdings Co., Ltd.	34,366	668,149
Vital KSK Holdings, Inc.	10,489	95,424
		4,760,354
Household & Personal Products 0.5%
Earth Chemical Co., Ltd.	6,220	263,990
Fancl Corp.	20,638	325,826
Kobayashi Pharmaceutical Co., Ltd.	10,624	493,530
Kose Corp.	3,539	317,513
Lion Corp.	44,946	629,205
Mandom Corp.	6,149	251,762
Pigeon Corp.	10,533	280,344
Pola Orbis Holdings, Inc.	3,920	313,039
		2,875,209
Insurance 0.1%
Japan Post Insurance Co., Ltd.	4,273	90,306
Sony Financial Holdings, Inc.	33,716	463,193
		553,499
Materials 4.8%
ADEKA Corp.	38,347	563,888
Aichi Steel Corp.	74,335	394,546
Asahi Holdings, Inc.	21,548	369,567
Chuetsu Pulp & Paper Co., Ltd.	33,210	70,315
Chugoku Marine Paints Ltd.	30,755	216,758
Daido Steel Co., Ltd.	152,509	692,988
Daio Paper Corp. (b)	44,606	473,940
FP Corp.	6,539	345,173
Fuji Seal International, Inc.	7,548	286,785
Fujimori Kogyo Co., Ltd.	7,164	161,516
Godo Steel Ltd.	98,691	170,790
Hitachi Chemical Co., Ltd.	50,880	1,096,944
Hitachi Metals Ltd.	65,051	787,392
Hokuetsu Kishu Paper Co., Ltd.	62,811	394,713
Ishihara Sangyo Kaisha Ltd. *	194,745	126,146
Kansai Paint Co., Ltd.	38,524	848,805
Kureha Corp.	87,728	330,777
Kyoei Steel Ltd.	10,985	213,254
Lintec Corp.	21,906	411,499
Maruichi Steel Tube Ltd.	14,611	504,290
Mitsubishi Gas Chemical Co., Inc.	164,434	1,112,813
Nihon Parkerizing Co., Ltd.	28,482	380,274
Nippon Kayaku Co., Ltd.	51,306	561,496
Nippon Light Metal Holdings Co., Ltd.	319,771	680,134
Nippon Paint Holdings Co., Ltd.	15,768	564,803
Nippon Shokubai Co., Ltd.	10,191	625,638
Nippon Soda Co., Ltd.	53,607	270,536

See financial notes    53

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nissan Chemical Industries Ltd.	24,129	741,821
Nisshin Steel Co., Ltd.	49,922	641,430
Nittetsu Mining Co., Ltd.	61,627	218,660
NOF Corp.	51,977	525,122
Pacific Metals Co., Ltd. *	97,065	271,202
Rengo Co., Ltd.	149,259	887,459
Sakai Chemical Industry Co., Ltd.	70,022	209,860
Sakata INX Corp.	21,660	255,476
Sanyo Chemical Industries Ltd.	30,755	259,277
Sanyo Special Steel Co., Ltd.	68,003	371,457
Sumitomo Bakelite Co., Ltd.	101,244	503,112
Sumitomo Osaka Cement Co., Ltd.	158,907	718,988
Taiyo Nippon Sanso Corp.	78,100	792,817
The Nippon Synthetic Chemical Industry Co., Ltd.	30,373	266,628
Toagosei Co., Ltd.	66,020	705,932
Toho Zinc Co., Ltd.	103,044	316,798
Tokai Carbon Co., Ltd.	125,462	331,137
Tokuyama Corp. *	355,168	1,449,035
Tokyo Ohka Kogyo Co., Ltd.	9,979	313,547
Tokyo Steel Manufacturing Co., Ltd.	36,789	258,930
Topy Industries Ltd.	153,526	311,698
Toyo Ink SC Holdings Co., Ltd.	112,049	478,809
Toyo Kohan Co., Ltd.	24,851	65,590
Toyobo Co., Ltd.	447,732	709,896
UACJ Corp.	130,354	407,061
Yamato Kogyo Co., Ltd.	16,016	490,072
Yodogawa Steel Works Ltd.	12,572	330,238
Zeon Corp.	81,846	704,239
		26,192,071
Media 0.6%
Asatsu-DK, Inc.	26,340	645,799
Avex Group Holdings, Inc.	24,591	318,576
CyberAgent, Inc.	7,518	407,754
Daiichikosho Co., Ltd.	11,166	432,347
SKY Perfect JSAT Holdings, Inc.	67,371	306,128
Toei Co., Ltd.	23,417	176,360
Toho Co., Ltd.	20,113	586,269
Tokyo Broadcasting System Holdings, Inc.	16,776	230,470
TV Asahi Holdings Corp.	11,157	178,409
		3,282,112
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Hisamitsu Pharmaceutical Co., Inc.	13,008	582,269
Kaken Pharmaceutical Co., Ltd.	4,717	266,325
Kissei Pharmaceutical Co., Ltd.	9,207	221,641
KYORIN Holdings, Inc.	17,014	340,987
Mochida Pharmaceutical Co., Ltd.	4,784	330,697
Nichi-iko Pharmaceutical Co., Ltd.	8,197	144,786
Nippon Shinyaku Co., Ltd.	4,603	213,384
Ono Pharmaceutical Co., Ltd.	29,676	773,782
Rohto Pharmaceutical Co., Ltd.	24,297	380,775
Santen Pharmaceutical Co., Ltd.	46,815	589,289
Sawai Pharmaceutical Co., Ltd.	5,713	375,583
Sumitomo Dainippon Pharma Co., Ltd.	44,687	748,276
Taisho Pharmaceutical Holdings Co., Ltd.	10,874	996,621
Tsumura & Co.	19,259	507,193
		6,471,608
Security	Number of Shares	Value ($)
Real Estate 1.5%
Activia Properties, Inc.	5	25,523
Advance Residence Investment Corp.	147	392,246
Aeon Mall Co., Ltd.	25,621	360,653
Daikyo, Inc.	140,523	222,804
Frontier Real Estate Investment Corp.	46	225,030
Hulic Co., Ltd.	6,529	61,859
Japan Excellent, Inc.	202	272,237
Japan Prime Realty Investment Corp.	79	349,422
Japan Real Estate Investment Corp.	117	687,736
Kenedix Office Investment Corp.	50	301,639
Leopalace21 Corp.	94,583	627,292
Mori Trust Sogo REIT, Inc.	84	148,453
Nippon Accommodations Fund, Inc.	45	192,730
Nippon Building Fund, Inc.	154	942,447
Nippon Prologis REIT, Inc.	90	216,049
Nomura Real Estate Holdings, Inc.	43,525	709,462
NTT Urban Development Corp.	20,538	188,433
Orix JREIT, Inc.	229	400,504
Relo Group, Inc.	1,797	254,865
Tokyo Tatemono Co., Ltd.	35,988	422,733
Tokyu Fudosan Holdings Corp.	129,632	721,884
Tokyu REIT, Inc.	43	58,949
United Urban Investment Corp.	263	468,612
		8,251,562
Retailing 2.4%
ABC-Mart, Inc.	4,040	253,879
Adastria Co., Ltd.	8,899	198,224
Alpen Co., Ltd.	12,327	221,787
AOKI Holdings, Inc.	16,619	171,436
Aoyama Trading Co., Ltd.	17,394	565,030
Arcland Sakamoto Co., Ltd.	21,202	227,322
ASKUL Corp.	6,261	225,477
Autobacs Seven Co., Ltd.	48,370	670,123
Bic Camera, Inc.	33,689	265,773
Canon Marketing Japan, Inc.	34,039	597,291
Chiyoda Co., Ltd.	12,045	253,395
DCM Holdings Co., Ltd.	93,894	715,314
Doshisha Co., Ltd.	9,169	174,453
EDION Corp.	127,489	1,000,832
Fuji Co., Ltd.	2,669	48,666
Geo Holdings Corp.	33,415	425,461
H2O Retailing Corp.	45,129	614,314
Hikari Tsushin, Inc.	5,669	509,708
IDOM, Inc.	24,591	146,688
Izumi Co., Ltd.	11,649	457,243
Joyful Honda Co., Ltd.	17,720	428,460
Kohnan Shoji Co., Ltd.	29,455	535,649
Komeri Co., Ltd.	20,538	476,543
Marui Group Co., Ltd.	65,668	800,574
Nojima Corp.	17,981	204,956
PALTAC Corp.	5,238	108,877
Rakuten, Inc.	55,631	701,337
Ryohin Keikaku Co., Ltd.	3,166	571,156
Sanrio Co., Ltd. (b)	14,066	261,778
Seria Co., Ltd.	893	59,053
Shimachu Co., Ltd.	5,990	133,832
T-Gaia Corp.	1,917	26,225
United Arrows Ltd.	6,372	163,065

54    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
USS Co., Ltd.	35,696	570,805
Xebio Holdings Co., Ltd.	25,838	392,435
Yellow Hat Ltd.	2,882	53,051
		13,230,212
Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	27,730	415,273
Disco Corp.	4,291	484,545
Renesas Electronics Corp. *	10,602	63,242
Sanken Electric Co., Ltd.	62,065	200,413
SCREEN Holdings Co., Ltd.	45,469	589,490
Shindengen Electric Manufacturing Co., Ltd.	30,557	120,532
Shinko Electric Industries Co., Ltd.	43,109	238,811
Sumco Corp.	16,605	145,124
Tokyo Seimitsu Co., Ltd.	9,837	261,439
Ulvac, Inc.	7,630	214,955
		2,733,824
Software & Services 2.0%
Capcom Co., Ltd.	12,548	272,954
DeNA Co., Ltd.	44,868	1,331,704
DTS Corp.	9,207	189,329
Fuji Soft, Inc.	13,821	374,270
Gree, Inc.	83,537	424,005
GungHo Online Entertainment, Inc.	22,821	54,275
Internet Initiative Japan, Inc.	8,346	153,873
Itochu Techno-Solutions Corp.	19,943	486,838
Konami Holdings Corp.	32,884	1,161,996
NEC Networks & System Integration Corp.	21,548	351,859
NET One Systems Co., Ltd.	72,958	495,862
Nexon Co., Ltd.	20,816	285,167
Nihon Unisys Ltd.	27,515	350,338
Nomura Research Institute Ltd.	22,282	753,971
NS Solutions Corp.	9,963	172,319
Obic Co., Ltd.	5,948	304,775
Oracle Corp. Japan	6,885	400,712
Otsuka Corp.	15,762	668,211
SCSK Corp.	6,194	227,855
Square Enix Holdings Co., Ltd.	13,707	401,530
TIS, Inc.	37,226	883,548
TKC Corp.	2,569	75,877
Transcosmos, Inc.	10,104	234,541
Trend Micro, Inc.	16,477	584,624
Yahoo Japan Corp.	143,796	586,667
		11,227,100
Technology Hardware & Equipment 2.5%
Amano Corp.	20,638	296,696
Anritsu Corp.	67,369	371,251
Azbil Corp.	23,793	696,986
Canon Electronics, Inc.	14,801	217,933
Citizen Holdings Co., Ltd.	105,837	585,283
Daiwabo Holdings Co., Ltd.	215,831	459,060
Eizo Corp.	9,247	231,991
Hamamatsu Photonics K.K.	19,572	615,912
Hirose Electric Co., Ltd.	5,772	741,066
Hitachi High-Technologies Corp.	29,891	1,108,251
Hitachi Kokusai Electric, Inc.	15,410	273,532
Hitachi Maxell Ltd.	30,308	473,805
Horiba Ltd.	11,421	530,554
Hosiden Corp.	81,533	610,108
Security	Number of Shares	Value ($)
Japan Aviation Electronics Industry Ltd.	25,080	389,166
Mitsumi Electric Co., Ltd. *(b)	107,925	668,825
Nichicon Corp.	27,725	225,156
Nippon Signal Co., Ltd.	21,548	174,992
Oki Electric Industry Co., Ltd.	271,156	361,769
Riso Kagaku Corp.	10,217	167,526
Ryosan Co., Ltd.	20,573	617,578
Ryoyo Electro Corp.	18,307	214,689
Shimadzu Corp.	40,769	638,130
Siix Corp.	6,871	259,070
Taiyo Yuden Co., Ltd.	43,933	454,897
Topcon Corp.	10,316	135,040
Toshiba TEC Corp. *	115,057	449,394
UKC Holdings Corp.	6,416	97,944
Wacom Co., Ltd.	38,922	121,919
Yaskawa Electric Corp.	49,575	730,433
Yokogawa Electric Corp.	62,057	794,949
		13,713,905
Transportation 1.5%
Fukuyama Transporting Co., Ltd.	82,165	475,029
Hitachi Transport System, Ltd.	26,682	522,367
Japan Airport Terminal Co., Ltd. (b)	6,399	252,409
Kamigumi Co., Ltd.	99,630	863,039
Keikyu Corp.	67,790	627,861
Keio Corp.	107,137	896,995
Keisei Electric Railway Co., Ltd.	39,849	479,259
Kintetsu World Express, Inc.	22,503	273,687
Konoike Transport Co., Ltd.	18,022	234,695
Mitsubishi Logistics Corp.	30,289	467,066
Mitsui-Soko Holdings Co., Ltd.	70,840	208,202
Nankai Electric Railway Co., Ltd.	97,201	448,251
Nippon Holdings Co., Ltd.	21,697	467,985
Nishi-Nippon Railroad Co., Ltd.	88,040	405,153
Sankyu, Inc.	138,317	787,632
Senko Co., Ltd.	52,428	317,300
Sotetsu Holdings, Inc.	63,162	316,314
The Sumitomo Warehouse Co., Ltd.	51,306	254,459
Trancom Co., Ltd.	1,254	75,530
Yusen Logistics Co., Ltd.	6,316	62,650
		8,435,883
Utilities 0.2%
Hokkaido Electric Power Co., Inc.	96,422	782,115
Shizuoka Gas Co., Ltd.	3,680	26,434
The Okinawa Electric Power Co., Inc.	24,291	495,519
		1,304,068
		217,209,924
Luxembourg 0.5%
Banks 0.0%
Espirito Santo Financial Group S.A. *(d)	8,470	—
Commercial & Professional Services 0.1%
Regus plc	80,210	314,838
Consumer Durables & Apparel 0.1%
Samsonite International S.A.	185,445	585,735

See financial notes    55

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.3%
APERAM S.A.	20,561	847,293
Ternium S.A. ADR	40,719	814,380
		1,661,673
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Eurofins Scientific SE	416	168,371
Retailing 0.0%
L'Occitane International S.A.	65,261	139,158
		2,869,775
Netherlands 2.0%
Banks 0.0%
ABN AMRO Group N.V. (c)	9,522	195,400
Capital Goods 0.5%
Aalberts Industries N.V.	21,329	713,842
Arcadis N.V.	27,311	365,620
IMCD Group N.V.	1,563	64,392
Koninklijke BAM Groep N.V.	135,854	608,861
Sensata Technologies Holding N.V. *	13,323	507,340
TKH Group N.V.	8,985	342,491
		2,602,546
Commercial & Professional Services 0.0%
Brunel International N.V.	8,511	150,386
Consumer Durables & Apparel 0.0%
TomTom N.V. *	19,255	176,516
Diversified Financials 0.2%
Euronext N.V. (c)	7,877	331,927
HAL Trust (b)	3,589	737,132
		1,069,059
Energy 0.3%
Core Laboratories N.V.	3,658	408,891
Koninklijke Vopak N.V.	12,224	618,914
Nostrum Oil & Gas plc *	32,378	125,944
SBM Offshore N.V.	51,872	758,552
		1,912,301
Food & Staples Retailing 0.2%
X5 Retail Group N.V. GDR - Reg’d *	35,818	947,386
Food, Beverage & Tobacco 0.0%
Refresco Group N.V. (c)	626	10,186
Materials 0.2%
Corbion N.V.	24,147	657,551
OCI N.V. *	19,392	338,870
		996,421
Media 0.0%
Altice N.V., A Shares *	4,791	79,640
Altice N.V., B Shares *	1,604	26,627
		106,267
Real Estate 0.2%
Eurocommercial Properties N.V.	5,513	250,178
NSI N.V.	38,068	161,071
Vastned Retail N.V.	4,047	167,335
Wereldhave N.V.	5,929	283,749
		862,333
Retailing 0.0%
Beter Bed Holding N.V.	7,285	170,387
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	11,632	442,159
BE Semiconductor Industries N.V.	2,357	73,634
		515,793
Software & Services 0.1%
InterXion Holding N.V. *	1,065	39,724
Yandex N.V., Class A *	18,446	406,550
		446,274
Transportation 0.2%
PostNL N.V. *	204,775	894,711
		11,055,966
New Zealand 1.3%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	141,708	515,074
Energy 0.1%
Z Energy Ltd.	76,947	473,396
Food, Beverage & Tobacco 0.1%
Fonterra Co-operative Group Ltd.	69,233	293,335
Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	41,748	292,887
Materials 0.1%
Nuplex Industries Ltd.	106,128	411,928
Media 0.1%
SKY Network Television Ltd.	147,959	521,693
Real Estate 0.0%
Kiwi Property Group Ltd.	195,530	219,878
Telecommunication Services 0.1%
Chorus Ltd.	205,201	632,711
Transportation 0.1%
Air New Zealand Ltd.	247,520	405,841
Auckland International Airport Ltd.	77,940	424,091
Mainfreight Ltd.	19,742	246,352
		1,076,284
Utilities 0.5%
Contact Energy Ltd.	127,684	481,701
Genesis Energy Ltd.	160,628	261,040
Infratil Ltd.	255,035	625,394
Mercury NZ Ltd.	191,579	440,600
Meridian Energy Ltd.	511,175	1,075,486
		2,884,221
		7,321,407
Norway 1.2%
Automobiles & Components 0.0%
Kongsberg Automotive A.S.A. *	87,990	63,821
Banks 0.1%
SpareBank 1 SMN	45,374	282,870
Capital Goods 0.1%
Veidekke A.S.A.	25,754	373,600
Commercial & Professional Services 0.0%
Tomra Systems A.S.A.	22,603	252,015
Diversified Financials 0.0%
Aker A.S.A., A Shares	7,780	241,577

56    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 0.3%
Aker Solutions A.S.A. *	34,754	153,497
BW LPG Ltd. (c)	17,765	46,856
Fred. Olsen Energy A.S.A. *(b)	111,795	190,992
Petroleum Geo-Services A.S.A. *(b)	314,858	669,268
TGS Nopec Geophysical Co. A.S.A.	35,897	624,887
		1,685,500
Food, Beverage & Tobacco 0.2%
Austevoll Seafood A.S.A.	34,406	269,148
Bakkafrost P/F	2,045	73,429
Leroy Seafood Group A.S.A.	5,360	240,333
Salmar A.S.A.	8,358	231,167
		814,077
Insurance 0.2%
Gjensidige Forsikring A.S.A.	49,495	849,137
Storebrand A.S.A. *	121,791	514,404
		1,363,541
Materials 0.0%
Borregaard A.S.A.	30,655	248,993
Media 0.1%
Schibsted A.S.A., B Shares	2,258	65,240
Schibsted A.S.A., Class A	13,587	431,013
		496,253
Retailing 0.0%
XXL A.S.A. (c)	5,708	68,774
Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *(b)	2,951,650	425,704
Software & Services 0.1%
Atea A.S.A. *	52,083	510,459
		6,827,184
Portugal 0.4%
Banks 0.1%
Banco Comercial Portugues S.A. - Reg'd *	19,679,523	394,525
Banco Espirito Santo S.A. - Reg'd *(d)(e)	45,383	—
		394,525
Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	95,178	185,614
Food & Staples Retailing 0.1%
Sonae, SGPS, S.A.	445,004	370,726
Materials 0.1%
Semapa-Sociedade de Investimento e Gestao	18,204	237,214
The Navigator Co. S.A.	69,981	231,485
		468,699
Media 0.0%
NOS, SGPS S.A.	31,211	211,140
Transportation 0.1%
CTT-Correios de Portugal S.A.	34,727	254,341
Utilities 0.0%
REN - Redes Energeticas Nacionais, SGPS, S.A.	70,304	204,914
		2,089,959
Security	Number of Shares	Value ($)
Singapore 2.0%
Capital Goods 0.4%
COSCO Corp., Ltd. *	551,351	105,185
Sembcorp Marine Ltd. (b)	442,151	413,650
Singapore Technologies Engineering Ltd.	370,964	879,197
United Engineers Ltd.	141,032	232,837
Yangzijiang Shipbuilding Holdings Ltd.	864,282	485,142
		2,116,011
Consumer Services 0.1%
Genting Singapore plc	1,006,534	531,757
Diversified Financials 0.1%
Singapore Exchange Ltd.	65,991	366,065
Food & Staples Retailing 0.1%
Olam International Ltd.	272,343	415,654
Real Estate 0.7%
Ascendas Real Estate Investment Trust	255,696	459,665
CapitaLand Commercial Trust Ltd.	215,831	244,678
CapitaLand Mall Trust	320,880	508,567
City Developments Ltd.	137,574	857,030
Global Logistic Properties Ltd.	254,540	338,988
Mapletree Greater China Commercial Trust	249,935	201,731
Mapletree Industrial Trust	144,130	188,246
Mapletree Logistics Trust	235,424	184,836
Suntec Real Estate Investment Trust	220,121	270,538
UOL Group Ltd.	91,183	371,998
Wing Tai Holdings Ltd.	174,694	219,193
Yanlord Land Group Ltd.	236,031	218,218
		4,063,688
Semiconductors & Semiconductor Equipment 0.0%
Kulicke & Soffa Industries, Inc. *	21,754	266,051
Technology Hardware & Equipment 0.2%
Venture Corp., Ltd.	131,988	890,993
Telecommunication Services 0.1%
M1 Ltd.	109,226	213,988
StarHub Ltd.	133,575	358,722
		572,710
Transportation 0.3%
Hutchison Port Holdings Trust	2,179,128	937,025
SATS Ltd.	162,409	561,284
Singapore Post Ltd.	215,831	216,172
SMRT Corp., Ltd.	215,831	260,514
		1,974,995
		11,197,924
Spain 1.8%
Banks 0.2%
Bankia S.A.	601,430	506,401
Bankinter S.A.	103,715	759,610
		1,266,011

See financial notes    57

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Capital Goods 0.5%
Construcciones y Auxiliar de Ferrocarriles S.A.	830	317,304
Fomento de Construcciones y Contratas S.A. *	91,582	956,958
Gamesa Corp. Tecnologica S.A.	27,565	631,663
Obrascon Huarte Lain S.A. (b)	84,114	280,109
Sacyr S.A. (b)	125,049	234,536
Zardoya Otis S.A. *(d)	1,237	11,642
Zardoya Otis S.A.	33,213	312,574
		2,744,786
Commercial & Professional Services 0.1%
Applus Services S.A.	6,697	69,590
Prosegur Cia de Seguridad S.A.	81,184	543,416
		613,006
Consumer Services 0.1%
Melia Hotels International S.A.	17,290	214,905
NH Hotel Group S.A. *	35,539	161,097
		376,002
Diversified Financials 0.1%
Bolsas y Mercados Espanoles SHMSF S.A. (b)	12,641	395,547
Energy 0.1%
Tecnicas Reunidas S.A.	8,501	305,059
Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	21,614	482,896
Viscofan S.A.	7,703	420,296
		903,192
Insurance 0.0%
Grupo Catalana Occidente S.A.	8,605	243,716
Materials 0.2%
Acerinox S.A.	69,949	866,311
Ence Energia y Celulosa S.A.	41,107	103,927
Vidrala S.A.	3,724	226,252
		1,196,490
Media 0.2%
Mediaset Espana Comunicacion S.A.	35,880	431,782
Promotora de Informaciones S.A., Class A *	60,012	367,611
		799,393
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Almirall S.A.	9,820	149,509
Software & Services 0.1%
Indra Sistemas S.A. *(b)	50,310	649,419
Telecommunication Services 0.0%
Cellnex Telecom SAU (c)	1,704	29,701
Transportation 0.0%
Aena S.A. (c)	1,210	170,813
Utilities 0.0%
EDP Renovaveis S.A.	23,358	186,345
		10,028,989
Sweden 2.0%
Capital Goods 0.4%
B&B Tools AB, B Shares	13,774	301,952
Indutrade AB	12,601	270,507
Security	Number of Shares	Value ($)
Inwido AB	5,497	71,950
Lindab International AB	8,083	78,183
Nibe Industrier AB, B Shares	30,061	268,680
Nolato AB, B Shares	1,065	29,370
Peab AB	73,649	614,465
Saab AB, Class B	12,068	410,339
		2,045,446
Commercial & Professional Services 0.2%
AF AB, B Shares	11,048	214,496
Intrum Justitia AB	9,905	312,191
Loomis AB, B Shares	13,047	372,732
		899,419
Consumer Durables & Apparel 0.3%
Husqvarna AB, B Shares	138,990	1,200,132
JM AB	18,625	472,363
Nobia AB	6,979	63,313
		1,735,808
Consumer Services 0.0%
Betsson AB *	19,666	194,232
Diversified Financials 0.2%
L E Lundbergfortagen AB, B Shares	5,939	362,535
Ratos AB, B Shares	109,215	514,753
		877,288
Energy 0.1%
Lundin Petroleum AB *	22,758	399,915
Food & Staples Retailing 0.1%
Axfood AB	20,589	365,162
ICA Gruppen AB	6,794	232,041
		597,203
Food, Beverage & Tobacco 0.0%
AAK AB	3,640	264,429
Health Care Equipment & Services 0.1%
Capio AB (c)	12,140	71,841
Elekta AB, B Shares	67,714	577,976
		649,817
Materials 0.2%
BillerudKorsnas AB	25,702	437,862
Hexpol AB	23,150	210,690
Holmen AB, B Shares	9,625	335,802
		984,354
Media 0.1%
Modern Times Group MTG AB, B Shares	15,430	387,194
Real Estate 0.2%
Castellum AB	26,966	406,885
Fabege AB	15,755	291,735
Kungsleden AB	34,060	263,118
Wihlborgs Fastigheter AB	8,313	180,492
		1,142,230
Retailing 0.1%
Bilia AB, A Shares	15,636	397,468
Clas Ohlson AB, B Shares	11,227	184,588
Mekonomen AB	3,005	60,269
		642,325
Telecommunication Services 0.0%
Com Hem Holding AB	7,712	64,118

58    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.0%
SAS AB *(b)	78,522	162,063
		11,045,841
Switzerland 2.9%
Automobiles & Components 0.0%
Autoneum Holding AG	248	70,105
Banks 0.1%
Banque Cantonale Vaudoise - Reg'd	367	241,292
Valiant Holding AG - Reg'd	2,440	230,578
		471,870
Capital Goods 0.8%
AFG Arbonia-Forster Holding AG - Reg'd *	13,710	228,140
Belimo Holding AG - Reg'd	71	238,461
Bucher Industries AG - Reg'd	1,828	463,256
Burckhardt Compression Holding AG	528	146,032
Conzzeta AG - Reg'd	265	176,118
Daetwyler Holding AG	1,637	241,581
dorma+kaba Holding AG, B Shares - Reg'd	472	370,855
Georg Fischer AG - Reg'd	1,099	884,748
Implenia AG - Reg'd	4,629	312,589
OC Oerlikon Corp. AG - Reg'd *	47,889	460,588
Schweiter Technologies AG	167	191,382
SFS Group AG *	894	67,376
Sulzer AG - Reg'd	6,879	654,609
Zehnder Group AG - Reg'd *	3,914	155,158
		4,590,893
Commercial & Professional Services 0.1%
DKSH Holding AG	8,850	613,839
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	240	329,999
Diversified Financials 0.2%
Cembra Money Bank AG *	3,039	220,374
GAM Holding AG *	29,070	282,549
Partners Group Holding AG	1,090	500,321
Vontobel Holding AG - Reg'd	1,469	71,091
		1,074,335
Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg'd *	357	459,262
Emmi AG - Reg'd *	586	391,243
		850,505
Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg'd	5,609	776,942
Straumann Holding AG - Reg'd	703	272,958
		1,049,900
Household & Personal Products 0.1%
Oriflame Holding AG *	25,770	791,499
Insurance 0.1%
Helvetia Holding AG - Reg'd	1,188	594,574
Materials 0.2%
EMS-Chemie Holding AG - Reg'd	989	526,937
Schmolz + Bickenbach AG - Reg'd *	493,085	346,271
		873,208
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Galenica AG - Reg'd	399	463,345
Security	Number of Shares	Value ($)
Real Estate 0.2%
Allreal Holding AG - Reg'd *	1,821	268,920
Mobimo Holding AG - Reg'd *	280	69,875
PSP Swiss Property AG - Reg'd	678	65,002
Swiss Prime Site AG - Reg'd *	5,110	449,865
		853,662
Retailing 0.2%
Dufry AG - Reg'd *	3,527	412,809
Valora Holding AG - Reg'd	1,734	472,965
		885,774
Software & Services 0.0%
Temenos Group AG - Reg'd *	3,835	223,063
Technology Hardware & Equipment 0.2%
Inficon Holding AG - Reg'd *	178	66,939
Kudelski S.A. *	13,380	251,245
Logitech International S.A. - Reg'd	32,728	686,171
		1,004,355
Telecommunication Services 0.0%
Sunrise Communications Group AG *(c)	2,216	150,883
Transportation 0.2%
Flughafen Zuerich AG - Reg’d	2,425	449,188
Panalpina Welttransport Holding AG - Reg'd	4,238	584,879
Wizz Air Holdings plc *(c)	2,295	48,002
		1,082,069
Utilities 0.0%
BKW AG	1,450	66,409
		16,040,287
United Kingdom 10.7%
Banks 0.0%
The Paragon Group of Cos. plc	32,384	134,577
Capital Goods 1.4%
Bodycote plc	46,647	360,758
Brammer plc	53,525	80,617
Chemring Group plc	153,059	287,161
Diploma plc	17,881	194,610
Fenner plc	131,012	287,407
Galliford Try plc	15,184	225,712
Grafton Group plc	62,239	446,291
Howden Joinery Group plc	51,409	307,296
Interserve plc	75,075	423,046
Keller Group plc	31,171	371,096
Kier Group plc	14,361	234,731
Lavendon Group plc	70,843	123,865
Melrose Industries plc	455,879	883,655
Morgan Advanced Materials plc	98,045	366,994
QinetiQ Group plc	150,613	454,679
Rotork plc	159,250	419,016
Senior plc	103,014	318,540
SIG plc	370,716	607,394
Spirax-Sarco Engineering plc	11,813	670,534
Ultra Electronics Holdings plc	14,361	317,865
Vesuvius plc	87,945	403,135
		7,784,402

See financial notes    59

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Commercial & Professional Services 1.2%
Berendsen plc	46,058	738,946
De La Rue plc	37,896	300,524
Hays plc	369,098	631,330
HomeServe plc	52,359	388,132
IHS Markit Ltd. *	25,705	959,311
Mitie Group plc	133,158	471,569
Pagegroup plc	80,035	363,732
PayPoint plc	10,987	141,019
Rentokil Initial plc	247,317	692,845
RPS Group plc	102,797	245,369
Serco Group plc *	748,514	1,254,820
WS Atkins plc	19,528	382,358
		6,569,955
Consumer Durables & Apparel 0.2%
Bellway plc	15,344	468,238
Bovis Homes Group plc	15,450	181,304
Coats Group plc *(b)	964,759	379,063
Crest Nicholson Holdings plc	26,351	160,515
		1,189,120
Consumer Services 0.9%
AA plc	173,369	613,520
Domino's Pizza Group plc	30,241	142,108
Enterprise Inns plc *	392,816	484,889
Greene King plc	60,105	639,596
J.D. Wetherspoon plc	24,282	282,244
Ladbrokes plc	419,112	843,676
Marston's plc	195,360	372,792
Merlin Entertainments plc (c)	58,975	370,827
Mitchells & Butlers plc	79,771	268,608
SSP Group plc	13,999	59,752
The Restaurant Group plc	42,614	207,898
Thomas Cook Group plc *	615,175	560,763
		4,846,673
Diversified Financials 1.3%
Aberdeen Asset Management plc	181,790	763,317
Ashmore Group plc	79,189	364,865
Brewin Dolphin Holdings plc	40,094	139,207
Close Brothers Group plc	20,368	363,060
Hargreaves Lansdown plc	9,018	156,140
Henderson Group plc	153,335	478,761
ICAP plc	128,023	801,974
IG Group Holdings plc	60,541	754,053
Intermediate Capital Group plc	66,503	518,239
International Personal Finance plc	108,211	384,355
Jupiter Fund Management plc	55,251	303,559
London Stock Exchange Group plc	14,700	530,409
Provident Financial plc	17,038	670,779
Schroders plc	11,857	432,330
SVG Capital plc *	8,273	60,406
Tullett Prebon plc	55,683	278,220
		6,999,674
Energy 0.3%
EnQuest plc *	1,251,743	438,541
Hunting plc	62,432	380,013
Premier Oil plc *	642,811	612,474
Soco International plc	34,522	66,125
		1,497,153
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Conviviality plc	22,253	65,576
Greggs plc	24,804	336,877
		402,453
Food, Beverage & Tobacco 0.3%
Britvic plc	35,114	295,478
Cranswick plc	14,161	443,265
Dairy Crest Group plc	56,621	486,837
Greencore Group plc	49,065	225,554
		1,451,134
Health Care Equipment & Services 0.2%
LivaNova plc *	4,927	295,719
Spire Healthcare Group plc (c)	12,880	58,839
STERIS plc	9,659	682,698
		1,037,256
Household & Personal Products 0.1%
McBride plc *	29,543	59,683
PZ Cussons plc	70,439	309,051
		368,734
Insurance 0.4%
esure Group plc	17,014	60,165
Hiscox Ltd.	55,864	763,843
Lancashire Holdings Ltd.	88,144	728,440
Novae Group plc	5,378	57,018
Saga plc	95,455	275,288
St. James's Place plc	33,112	425,861
		2,310,615
Materials 1.3%
Acacia Mining plc	56,490	340,849
Centamin plc	185,352	360,492
Croda International plc	18,065	783,137
Elementis plc	90,889	259,501
Essentra plc	28,490	192,537
Evraz plc *	602,062	1,009,306
Hill & Smith Holdings plc	4,965	75,886
KAZ Minerals plc *	407,099	912,800
Marshalls plc	19,240	79,325
Petropavlovsk plc *	2,586,017	228,277
Randgold Resources Ltd.	9,266	867,701
RPC Group plc	33,124	376,994
Synthomer plc	53,235	253,927
Vedanta Resources plc (b)	180,388	1,164,732
Victrex plc	12,708	253,316
		7,158,780
Media 0.2%
Cineworld Group plc	7,762	58,047
Daily Mail & General Trust plc, A Shares	55,830	527,930
Trinity Mirror plc	39,225	52,400
UBM plc	60,137	541,485
		1,179,862
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	6,970	166,232
Indivior plc	129,160	532,180
		698,412
Real Estate 0.5%
Countrywide plc	13,066	44,852
Derwent London plc	4,910	175,685

60    See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Grainger plc	19,132	58,057
Hammerson plc	82,261	624,876
Intu Properties plc	134,393	556,205
Savills plc	25,504	247,179
Segro plc	103,040	611,600
Shaftesbury plc	8,626	109,303
The British Land Co. plc	66,603	578,334
		3,006,091
Retailing 0.6%
B&M European Value Retail S.A.	15,487	55,860
Card Factory plc	12,216	45,806
Dixons Carphone plc	78,658	381,889
Dunelm Group plc	17,660	207,701
Halfords Group plc	78,782	358,759
Headlam Group plc	9,593	55,658
JD Sports Fashion plc	3,355	56,771
John Menzies plc	50,682	395,946
Lookers plc	130,936	234,079
N Brown Group plc	59,114	157,863
Pendragon plc	831,833	369,324
Pets at Home Group plc	17,425	55,913
Poundland Group plc	74,494	218,789
Sports Direct International plc *	51,593	200,890
Vertu Motors plc	212,719	135,120
WH Smith plc	20,031	399,815
		3,330,183
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	43,486	965,933
Dialog Semiconductor plc *	5,135	179,751
		1,145,684
Software & Services 0.3%
AVEVA Group plc	9,953	248,455
Computacenter plc	36,784	348,312
Fidessa Group plc	8,412	273,336
Micro Focus International plc	16,614	434,752
Moneysupermarket.com Group plc	47,262	178,517
Playtech plc	22,104	263,731
Rightmove plc	1,073	57,604
		1,804,707
Technology Hardware & Equipment 0.6%
e2v technologies plc	34,175	107,198
Electrocomponents plc	183,956	734,346
Halma plc	38,508	534,599
Laird plc	62,479	244,668
Premier Farnell plc	189,412	452,733
Spectris plc	25,895	656,588
Spirent Communications plc	252,502	281,096
		3,011,228
Telecommunication Services 0.1%
KCOM Group plc	160,503	232,808
TalkTalk Telecom Group plc	157,382	434,920
		667,728
Transportation 0.4%
BBA Aviation plc	181,726	573,596
Go-Ahead Group plc	10,803	280,002
National Express Group plc	159,016	736,627
Northgate plc	86,110	474,796
Stagecoach Group plc	82,784	246,769
		2,311,790
Security	Number of Shares	Value ($)
Utilities 0.0%
Telecom Plus plc	13,029	178,832
		59,085,043
Total Common Stock
(Cost $527,058,646)		549,236,602

Preferred Stock 0.2% of net assets
Germany 0.1%
Automobiles & Components 0.0%
Schaeffler AG	4,060	62,763
Capital Goods 0.0%
Jungheinrich AG	11,482	360,368
Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	5,921	413,739
Transportation 0.0%
Sixt SE	6,486	275,190
		1,112,060
Sweden 0.1%
Transportation 0.1%
SAS AB	4,783	307,307
Total Preferred Stock
(Cost $1,386,695)		1,419,367

Other Investment Companies 1.6% of net assets
United States 1.6%
Equity Fund 0.0%
iShares MSCI EAFE Small-Cap ETF	4,000	203,400
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.26% (a)	786,579	786,579
Securities Lending Collateral 1.4%
Wells Fargo Government Money Market Fund, Select Class 0.32% (a)	7,635,445	7,635,445
Total Other Investment Companies
(Cost $8,617,247)		8,625,424

End of Investments.

See financial notes    61

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

At 08/31/16, the tax basis cost of the fund's investments was $538,054,565 and the unrealized appreciation and depreciation were $54,045,640 and ($32,818,812), respectively, with a net unrealized appreciation of $21,226,828.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $7,100,952.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,866,432 or 0.5% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $11,642 or 0.0% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
ETF —	Exchange-traded fund
GDR —	Global Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 08/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/16/16	10	843,800	(2,252)
62    See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of August 31, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
86.7%	Common Stock	527,168,582	546,970,413
13.1%	Preferred Stock	67,178,273	82,472,165
0.8%	Other Investment Companies	5,311,958	5,311,958
100.6%	Total Investments	599,658,813	634,754,536
(0.6%)	Other Assets and Liabilities, Net		(3,546,381)
100.0%	Net Assets		631,208,155

Security	Number of Shares	Value ($)
Common Stock 86.7% of net assets
Brazil 8.2%
Banks 1.3%
Banco Bradesco S.A.	205,541	1,849,602
Banco do Brasil S.A.	851,226	6,109,517
		7,959,119
Capital Goods 0.1%
Embraer S.A.	159,371	706,224
Diversified Financials 0.2%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	221,526	1,226,894
Energy 2.6%
Petroleo Brasileiro S.A. *	3,070,235	13,994,454
Ultrapar Participacoes S.A.	107,305	2,469,760
		16,464,214
Food, Beverage & Tobacco 1.1%
Ambev S.A.	682,417	4,049,596
BRF S.A.	85,519	1,424,082
JBS S.A.	336,234	1,299,686
		6,773,364
Insurance 0.1%
Sul America S.A.	117,890	595,319
Materials 1.7%
Companhia Siderurgica Nacional S.A. *	628,634	1,671,796
Vale S.A.	1,695,692	8,882,745
		10,554,541
Software & Services 0.1%
Cielo S.A.	78,045	810,666
Telecommunication Services 0.2%
Tim Participacoes S.A.	384,485	988,024
Security	Number of Shares	Value ($)
Transportation 0.1%
CCR S.A.	176,928	933,388
Utilities 0.7%
Centrais Eletricas Brasileiras S.A. *	314,661	2,192,254
Companhia de Saneamento Basico do Estado de Sao Paulo	156,120	1,418,878
CPFL Energia S.A.	144,838	1,041,340
		4,652,472
		51,664,225
Chile 0.6%
Energy 0.2%
Empresas COPEC S.A.	109,533	962,157
Food & Staples Retailing 0.2%
Cencosud S.A.	367,376	1,081,055
Transportation 0.1%
Latam Airlines Group S.A. *	100,291	799,737
Utilities 0.1%
Enersis Americas S.A.	5,316,527	883,373
		3,726,322
China 15.5%
Automobiles & Components 0.1%
Dongfeng Motor Group Co., Ltd., H Shares	650,876	695,622
Banks 6.4%
Agricultural Bank of China Ltd., H Shares	5,476,902	2,252,402
Bank of China Ltd., H Shares	16,514,389	7,430,331
Bank of Communications Co., Ltd., H Shares	1,395,005	1,077,266
China CITIC Bank Corp., Ltd., H Shares	1,217,597	803,699
China Construction Bank Corp., H Shares	19,941,533	14,910,999
China Merchants Bank Co., Ltd., H Shares	558,403	1,359,158
China Minsheng Banking Corp., Ltd., H Shares	923,151	992,565
Industrial & Commercial Bank of China Ltd., H Shares	17,793,902	11,309,367
		40,135,787
Capital Goods 0.3%
China Communications Construction Co., Ltd., H Shares	713,983	778,715
China Railway Construction Corp., Ltd., H Shares	340,978	417,170
China Railway Group Ltd., H Shares	503,568	373,290
CITIC Ltd.	253,416	399,232
		1,968,407
Consumer Durables & Apparel 0.2%
Belle International Holdings Ltd.	1,460,558	949,007
Energy 3.5%
China Petroleum & Chemical Corp., H Shares	12,571,598	9,124,710
China Shenhua Energy Co., Ltd., H Shares	1,101,716	1,979,943

See financial notes    63

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CNOOC Ltd.	5,058,844	6,215,333
Kunlun Energy Co., Ltd.	602,554	443,560
PetroChina Co., Ltd., H Shares	6,641,150	4,434,996
		22,198,542
Food, Beverage & Tobacco 0.1%
China Resources Beer Holdings Co., Ltd.	343,134	791,839
Health Care Equipment & Services 0.1%
Sinopharm Group Co., Ltd., H Shares	122,678	628,672
Insurance 0.6%
China Life Insurance Co., Ltd., H Shares	456,921	1,092,122
China Pacific Insurance (Group) Co., Ltd., H Shares	191,519	674,054
PICC Property & Casualty Co., Ltd., H Shares	284,946	470,946
Ping An Insurance Group Co. of China Ltd., H Shares	291,986	1,511,359
		3,748,481
Materials 0.3%
Anhui Conch Cement Co., Ltd., H Shares	185,438	521,165
China National Building Material Co., Ltd., H Shares	1,934,226	872,761
Jiangxi Copper Co., Ltd., H Shares	493,168	569,670
		1,963,596
Real Estate 0.4%
China Evergrande Group (b)	750,478	518,589
China Overseas Land & Investment Ltd.	347,586	1,149,396
China Resources Land Ltd.	202,302	569,865
Dalian Wanda Commercial Properties Co., Ltd., H Shares (a)	81,778	555,606
		2,793,456
Software & Services 0.5%
Alibaba Group Holding Ltd. ADR *	8,614	837,195
Baidu, Inc. ADR *	4,382	749,629
Tencent Holdings Ltd.	61,740	1,606,231
		3,193,055
Technology Hardware & Equipment 0.2%
Lenovo Group Ltd.	1,401,703	945,100
Telecommunication Services 2.6%
China Mobile Ltd.	1,000,915	12,361,834
China Telecom Corp., Ltd., H Shares	4,123,962	2,131,961
China Unicom (Hong Kong) Ltd.	1,807,991	2,048,827
		16,542,622
Utilities 0.2%
China Resources Power Holdings Co., Ltd.	378,561	653,975
Huaneng Power International, Inc., H Shares	780,316	474,824
		1,128,799
		97,682,985
Security	Number of Shares	Value ($)
Colombia 0.4%
Banks 0.1%
Bancolombia S.A.	49,433	448,509
Energy 0.2%
Ecopetrol S.A. *	4,056,114	1,812,604
Materials 0.1%
Grupo Argos S.A.	72,995	487,325
		2,748,438
Czech Republic 0.2%
Utilities 0.2%
CEZ A/S	79,493	1,385,213
Greece 0.6%
Banks 0.2%
Alpha Bank AE *	179,535	343,926
National Bank of Greece S.A. *	1,982,612	465,916
Piraeus Bank S.A. *	1,412,703	229,716
		1,039,558
Consumer Services 0.2%
OPAP S.A.	150,608	1,261,402
Telecommunication Services 0.1%
Hellenic Telecommunications Organization S.A.	75,856	718,119
Utilities 0.1%
Public Power Corp. S.A. *	150,788	445,041
		3,464,120
Hungary 0.5%
Banks 0.2%
OTP Bank plc	56,591	1,476,239
Energy 0.3%
MOL Hungarian Oil & Gas plc	24,075	1,500,778
		2,977,017
India 4.1%
Automobiles & Components 0.5%
Mahindra & Mahindra Ltd. GDR	36,939	799,729
Tata Motors Ltd.	60,779	311,791
Tata Motors Ltd. ADR	45,490	1,854,627
		2,966,147
Banks 0.6%
Housing Development Finance Corp., Ltd.	72,397	1,519,342
ICICI Bank Ltd. ADR	153,835	1,179,914
State Bank of India	307,006	1,157,519
		3,856,775
Energy 1.6%
Bharat Petroleum Corp., Ltd.	90,464	814,001
Coal India Ltd.	125,502	624,980
Indian Oil Corp., Ltd.	127,338	1,094,076
Oil & Natural Gas Corp., Ltd.	621,217	2,191,930
Reliance Industries Ltd. GDR (a)	175,953	5,489,734
		10,214,721

64    See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
ITC Ltd.	196,779	764,109
Materials 0.4%
Hindalco Industries Ltd.	555,848	1,321,768
Tata Steel Ltd.	135,738	750,137
Tata Steel Ltd. GDR - Reg'd	31,820	172,146
		2,244,051
Software & Services 0.5%
Infosys Ltd.	150,753	2,331,753
Tata Consultancy Services Ltd.	28,223	1,058,331
		3,390,084
Telecommunication Services 0.2%
Bharti Airtel Ltd.	248,331	1,229,789
Utilities 0.2%
NTPC Ltd.	453,752	1,078,991
		25,744,667
Indonesia 1.5%
Automobiles & Components 0.4%
PT Astra International Tbk	3,439,182	2,113,029
Banks 0.4%
PT Bank Central Asia Tbk	666,172	755,815
PT Bank Mandiri (Persero) Tbk	1,160,413	981,956
PT Bank Rakyat Indonesia (Persero) Tbk	1,048,599	920,933
		2,658,704
Energy 0.1%
PT United Tractors Tbk	530,864	750,373
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	2,264,537	598,183
Telecommunication Services 0.4%
PT Telekomunikasi Indonesia (Persero) Tbk	7,336,381	2,328,395
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	3,206,848	730,093
		9,178,777
Malaysia 1.8%
Banks 0.5%
CIMB Group Holdings Berhad	748,652	886,088
Malayan Banking Berhad	761,600	1,468,552
Public Bank Berhad	232,400	1,134,637
		3,489,277
Capital Goods 0.2%
Sime Darby Berhad	554,540	1,078,861
Consumer Services 0.2%
Genting Berhad	510,100	981,082
Materials 0.1%
Petronas Chemicals Group Berhad	430,400	709,993
Telecommunication Services 0.5%
Axiata Group Berhad	978,500	1,324,612
DiGi.com Berhad	510,900	632,405
Maxis Berhad	454,500	703,800
Telekom Malaysia Berhad	374,200	631,125
		3,291,942
Security	Number of Shares	Value ($)
Utilities 0.3%
Tenaga Nasional Berhad	563,400	2,047,717
		11,598,872
Mexico 2.9%
Banks 0.3%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	188,253	1,009,769
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	395,492	752,051
		1,761,820
Capital Goods 0.1%
Alfa S.A.B. de C.V., A Shares	531,670	861,943
Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V.	755,624	1,718,788
Food, Beverage & Tobacco 0.5%
Coca-Cola Femsa S.A.B. de C.V., Series L	76,525	567,993
Fomento Economico Mexicano S.A.B. de C.V.	178,443	1,628,790
Grupo Bimbo S.A.B. de C.V., Series A	249,557	707,456
		2,904,239
Materials 0.8%
Cemex S.A.B. de C.V., Series CPO *	3,123,715	2,577,608
Grupo Mexico S.A.B. de C.V., Series B	655,944	1,635,971
Industrias Penoles S.A.B. de C.V.	44,607	1,029,859
		5,243,438
Media 0.2%
Grupo Televisa S.A.B., Series CPO	260,761	1,418,319
Telecommunication Services 0.7%
America Movil S.A.B. de C.V., Series L	7,429,133	4,433,364
		18,341,911
Peru 0.2%
Banks 0.2%
Credicorp Ltd.	6,238	977,370
Philippines 0.1%
Telecommunication Services 0.1%
PLDT, Inc.	22,464	880,336
Poland 1.8%
Banks 0.3%
Bank Pekao S.A.	19,498	654,279
Powszechna Kasa Oszczednosci Bank Polski S.A. *	188,595	1,281,135
		1,935,414
Energy 0.5%
Polski Koncern Naftowy Orlen S.A.	165,049	2,742,834
Polskie Gornictwo Naftowe i Gazownictwo S.A.	443,222	603,979
		3,346,813

See financial notes    65

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	119,332	843,578
Materials 0.4%
KGHM Polska Miedz S.A.	118,485	2,218,934
Telecommunication Services 0.1%
Orange Polska S.A.	598,255	822,890
Utilities 0.3%
PGE S.A.	398,426	1,175,512
Tauron Polska Energia S.A. *	1,105,777	785,933
		1,961,445
		11,129,074
Republic of Korea 16.9%
Automobiles & Components 2.1%
Hankook Tire Co., Ltd.	15,538	777,597
Hyundai Mobis Co., Ltd.	15,272	3,568,032
Hyundai Motor Co.	45,376	5,412,563
Kia Motors Corp.	92,302	3,472,708
		13,230,900
Banks 1.2%
Hana Financial Group, Inc.	61,656	1,620,198
Industrial Bank of Korea	66,210	697,729
KB Financial Group, Inc.	61,519	2,146,268
Shinhan Financial Group Co., Ltd.	85,556	3,146,005
		7,610,200
Capital Goods 1.4%
CJ Corp.	2,425	415,403
Daelim Industrial Co., Ltd.	9,612	699,133
Hyundai Engineering & Construction Co., Ltd.	25,674	887,653
Hyundai Heavy Industries Co., Ltd. *	28,803	3,551,939
LG Corp.	20,477	1,210,255
LG International Corp.	19,085	569,127
Samsung Heavy Industries Co., Ltd. *	101,010	876,930
SK Networks Co., Ltd.	153,644	872,257
		9,082,697
Consumer Durables & Apparel 0.5%
LG Electronics, Inc.	62,635	2,893,007
Energy 1.1%
GS Holdings Corp.	19,429	860,801
S-Oil Corp.	17,546	1,112,558
SK Innovation Co., Ltd.	36,496	4,762,482
		6,735,841
Food & Staples Retailing 0.1%
E-MART, Inc.	5,803	819,706
Food, Beverage & Tobacco 0.2%
KT&G Corp.	14,026	1,471,787
Insurance 0.3%
Samsung Fire & Marine Insurance Co., Ltd.	4,151	1,005,175
Samsung Life Insurance Co., Ltd.	10,559	975,405
		1,980,580
Materials 2.1%
Hyundai Steel Co.	21,855	1,005,526
LG Chem Ltd.	10,722	2,601,167
Security	Number of Shares	Value ($)
Lotte Chemical Corp.	3,867	929,467
POSCO	41,628	8,624,276
		13,160,436
Retailing 0.1%
Lotte Shopping Co., Ltd.	3,579	651,603
Semiconductors & Semiconductor Equipment 0.5%
SK Hynix, Inc.	98,791	3,229,535
Technology Hardware & Equipment 6.5%
LG Display Co., Ltd.	119,525	3,221,279
Samsung Electro-Mechanics Co., Ltd.	19,029	907,931
Samsung Electronics Co., Ltd.	24,518	35,622,565
Samsung SDI Co., Ltd.	8,852	916,956
		40,668,731
Telecommunication Services 0.1%
LG Uplus Corp.	69,944	730,805
Transportation 0.1%
Hyundai Glovis Co., Ltd.	2,376	391,028
Korean Air Lines Co., Ltd. *	17,386	491,954
		882,982
Utilities 0.6%
Korea Electric Power Corp.	52,444	2,728,029
Korea Gas Corp.	18,919	720,279
		3,448,308
		106,597,118
Russia 11.2%
Banks 0.4%
Sberbank of Russia PJSC *	1,171,790	2,573,391
VTB Bank JSC *	225,880,000	236,722
		2,810,113
Energy 8.8%
Gazprom PAO *	11,758,518	24,284,526
LUKOIL PJSC *	412,092	18,371,259
NOVATEK OAO *	178,740	1,873,498
Rosneft OJSC	271,171	1,430,503
Surgutneftegas *	13,146,338	6,275,155
Tatneft PAO *	640,360	3,113,967
		55,348,908
Food & Staples Retailing 0.2%
Magnit PJSC *	8,440	1,325,497
Materials 0.4%
MMC Norilsk Nickel PJSC *	17,780	2,604,314
Telecommunication Services 0.8%
Mobile TeleSystems PJSC *	634,807	2,322,873
Rostelecom PJSC *	716,360	900,952
Sistema JSFC *	6,097,753	2,118,360
		5,342,185
Transportation 0.4%
Aeroflot-Russian Airlines PJSC *	1,032,214	1,558,371
Globaltrans Investment plc GDR - Reg'd	195,185	819,777
		2,378,148
Utilities 0.2%
RusHydro PJSC *	96,023,119	1,170,330
		70,979,495

66    See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
South Africa 5.9%
Banks 0.7%
Barclays Africa Group Ltd.	91,784	928,809
Nedbank Group Ltd.	53,522	751,206
Standard Bank Group Ltd.	310,797	2,812,226
		4,492,241
Capital Goods 0.3%
Barloworld Ltd.	155,118	877,103
The Bidvest Group Ltd.	87,144	900,214
		1,777,317
Consumer Durables & Apparel 0.2%
Steinhoff International Holdings N.V.	174,010	1,043,293
Diversified Financials 0.2%
African Bank Investments Ltd. *(d)(e)	30,732	—
FirstRand Ltd.	454,374	1,360,885
		1,360,885
Energy 0.8%
Sasol Ltd.	213,224	5,364,020
Food & Staples Retailing 0.2%
Bid Corp., Ltd. *	20,588	377,783
Shoprite Holdings Ltd.	98,609	1,263,260
		1,641,043
Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	33,532	869,444
Health Care Equipment & Services 0.1%
Netcare Ltd.	207,832	463,994
Insurance 0.2%
Sanlam Ltd.	247,784	1,052,154
Materials 1.5%
AngloGold Ashanti Ltd. *	149,381	2,434,295
Gold Fields Ltd.	465,179	2,374,557
Impala Platinum Holdings Ltd. *	413,370	1,586,151
Kumba Iron Ore Ltd. *	240,936	2,191,719
Sappi Ltd. *	131,762	648,416
		9,235,138
Media 0.2%
Naspers Ltd., N Shares	8,379	1,370,101
Retailing 0.3%
Imperial Holdings Ltd.	102,452	1,098,176
Woolworths Holdings Ltd.	115,309	631,944
		1,730,120
Telecommunication Services 1.1%
MTN Group Ltd.	655,725	5,356,622
Telkom S.A. SOC Ltd.	187,926	776,525
Vodacom Group Ltd.	68,423	711,147
		6,844,294
		37,244,044
Taiwan 11.4%
Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	319,000	677,601
Security	Number of Shares	Value ($)
Banks 0.3%
CTBC Financial Holding Co., Ltd.	1,639,490	948,130
Mega Financial Holding Co., Ltd.	1,179,548	802,957
		1,751,087
Capital Goods 0.3%
Far Eastern New Century Corp.	1,152,061	849,600
Walsin Lihwa Corp. *	2,266,000	728,422
		1,578,022
Consumer Durables & Apparel 0.1%
Pou Chen Corp.	559,000	810,388
Diversified Financials 0.1%
Fubon Financial Holding Co., Ltd.	548,116	775,607
Energy 0.2%
Formosa Petrochemical Corp.	389,704	1,139,740
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	656,796	1,241,952
Insurance 0.1%
Cathay Financial Holding Co., Ltd.	636,840	804,818
Materials 1.5%
China Steel Corp.	3,159,088	2,190,320
Formosa Chemicals & Fibre Corp.	941,882	2,445,946
Formosa Plastics Corp.	820,704	2,025,216
Nan Ya Plastics Corp.	941,588	1,798,277
Taiwan Cement Corp.	962,000	1,099,021
		9,558,780
Retailing 0.1%
Hotai Motor Co., Ltd.	46,000	508,848
Semiconductors & Semiconductor Equipment 2.6%
Advanced Semiconductor Engineering, Inc.	951,000	1,168,875
MediaTek, Inc.	251,940	1,981,029
Taiwan Semiconductor Manufacturing Co., Ltd.	2,071,352	11,489,197
United Microelectronics Corp.	4,102,000	1,486,677
		16,125,778
Technology Hardware & Equipment 5.2%
Acer, Inc. *	3,016,470	1,354,681
Asustek Computer, Inc.	264,176	2,235,428
AU Optronics Corp.	5,914,764	2,330,078
Catcher Technology Co., Ltd.	54,000	388,018
Compal Electronics, Inc.	3,393,000	2,010,318
Delta Electronics, Inc.	278,696	1,449,232
Foxconn Technology Co., Ltd.	222,632	624,454
Hon Hai Precision Industry Co., Ltd.	3,555,374	9,860,321
HTC Corp. *	718,822	1,925,588
Innolux Corp.	5,843,000	2,062,420
Inventec Corp.	1,205,646	894,816
Lite-On Technology Corp.	936,501	1,416,683
Pegatron Corp.	526,234	1,272,030
Quanta Computer, Inc.	932,058	1,724,265
Synnex Technology International Corp.	796,178	840,578
Wistron Corp.	2,347,085	1,723,486
WPG Holdings Ltd.	819,000	974,370
		33,086,766

See financial notes    67

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd.	748,764	2,690,128
Far EasTone Telecommunications Co., Ltd.	284,588	662,802
Taiwan Mobile Co., Ltd.	206,000	723,878
		4,076,808
		72,136,195
Thailand 1.6%
Banks 0.3%
Kasikornbank PCL NVDR	137,900	786,794
The Siam Commercial Bank PCL NVDR	187,100	864,815
		1,651,609
Energy 0.9%
PTT Exploration & Production PCL NVDR	485,500	1,139,572
PTT PCL NVDR	401,000	4,042,958
Thai Oil PCL NVDR	392,600	802,428
		5,984,958
Materials 0.3%
PTT Global Chemical PCL NVDR	696,000	1,226,503
The Siam Cement PCL NVDR	37,200	569,571
		1,796,074
Telecommunication Services 0.1%
Advanced Info Service PCL NVDR	166,500	796,052
		10,228,693
Turkey 1.3%
Banks 0.6%
Akbank T.A.S.	429,873	1,136,024
Turkiye Garanti Bankasi A/S	473,695	1,221,416
Turkiye Halk Bankasi A/S	211,488	634,657
Turkiye Is Bankasi, C Shares	474,983	772,082
		3,764,179
Capital Goods 0.2%
KOC Holding A/S	274,249	1,190,009
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	277,471	856,108
Energy 0.2%
Tupras-Turkiye Petrol Rafinerileri A/S	45,933	898,760
Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	374,060	562,525
Telecommunication Services 0.1%
Turkcell Iletisim Hizmetleri A/S *	232,744	781,031
		8,052,612
United Arab Emirates 0.0%
Telecommunication Services 0.0%
Emirates Telecommunications Group Co. PJSC	43,320	232,929
Total Common Stock
(Cost $527,168,582)		546,970,413

Security	Number of Shares	Value ($)
Preferred Stock 13.1% of net assets
Brazil 10.7%
Banks 3.3%
Banco Bradesco S.A.	895,529	8,047,521
Itau Unibanco Holding S.A.	1,003,971	11,130,051
Itausa - Investimentos Itau S.A.	567,812	1,510,045
		20,687,617
Energy 3.1%
Petroleo Brasileiro S.A. *	4,978,300	19,782,038
Food & Staples Retailing 0.2%
Cia Brasileira de Distribuicao	90,741	1,413,111
Materials 2.8%
Gerdau S.A.	1,412,391	3,965,771
Metalurgica Gerdau S.A.	2,448,303	2,808,833
Vale S.A.	2,407,573	10,772,955
		17,547,559
Telecommunication Services 0.3%
Telefonica Brasil S.A.	141,780	2,134,723
Utilities 1.0%
Centrais Eletricas Brasileiras S.A., B Shares *	241,373	2,127,259
Companhia Energetica de Minas Gerais	1,175,085	3,179,539
Companhia Paranaense de Energia - Copel, B Shares	84,297	859,184
		6,165,982
		67,731,030
Colombia 0.2%
Banks 0.2%
Bancolombia S.A.	90,846	894,989
Republic of Korea 1.1%
Automobiles & Components 0.3%
Hyundai Motor Co.	7,453	640,356
Hyundai Motor Co. 2nd	11,557	1,041,685
		1,682,041
Materials 0.0%
LG Chem Ltd.	1,818	293,489
Technology Hardware & Equipment 0.8%
Samsung Electronics Co., Ltd.	4,161	4,940,954
		6,916,484
Russia 1.1%
Energy 1.1%
AK Transneft OAO *	2,289	5,426,271
Surgutneftegas OAO *	3,000,469	1,503,391
		6,929,662
Total Preferred Stock
(Cost $67,178,273)		82,472,165

68    See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Companies 0.8% of net assets
United States 0.8%
Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.26% (c)	5,045,258	5,045,258
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.32% (c)	266,700	266,700
Total Other Investment Companies
(Cost $5,311,958)		5,311,958

End of Investments.

At 08/31/16, the tax basis cost of the fund's investments was $607,964,262 and the unrealized appreciation and depreciation were $54,532,121 and ($27,741,847), respectively, with a net unrealized appreciation of $26,790,274.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,045,340 or 1.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $245,724.
(c)	The rate shown is the 7-day yield.
(d)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg'd —	Registered
In addition to the above, the fund held the following at 08/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/16/16	42	1,864,590	(17,702)
See financial notes    69

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. REIT ETF and Fundamental Index ETFs

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	10/10/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	10/10/16

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	10/10/16